SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                 FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933               /x/

     Pre-Effective Amendment No. ----

     Post-Effective Amendment No. 78
                                 ----
                                  and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940       /x/

     Amendment No.  72
                   ----
                     (Check appropriate box or boxes.)

              TOUCHSTONE INVESTMENT TRUST
-----------------------------------------------------------------
         (Exact name of Registrant as Specified in Charter)

      221 East Fourth Street, Suite 300, Cincinnati, Ohio  45202
------------------------------------------------------------------
         (Address of Principal Executive Offices)      Zip Code

Registrant's Telephone Number, including Area Code (513) 362-8000
-----------------------------------------------------------------
Jill T. McGruder, 221 East Fourth Street, Cincinnati, Ohio 45202
-----------------------------------------------------------------
            (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

[ ]  immediately upon filing pursuant to paragraph (b)
[x]  on February 1, 2002 pursuant to paragraph (b)
[ ]  60 days after filing pursuant to paragraph (a)(1)
[ ]  on (date) pursuant to paragraph (a)(1)
[ ]  75 days after filing pursuant to paragraph (a)(2)
[ ]  on (date) pursuant to paragraph (a)(2) of rule 485

                           TOUCHSTONE INVESTMENT TRUST
                            ------------------------
                                    FORM N-1A
                              CROSS REFERENCE SHEET
                             ----------------------

ITEM                          SECTION IN PROSPECTUS
----                          ---------------------
1...........................  Cover Page; For More Information
2...........................  High Yield Fund, Bond Fund, Intermediate Term
                              Government Income Fund, Money Market Fund, Short
                              Term Government Income Fund, Institutional
                              Government Income Fund; Investment Strategies and
                              Risks
3...........................  High Yield Fund, Bond Fund, Intermediate Term
                              Government Income Fund, Money Market Fund, Short
                              Term Government Income Fund, Institutional
                              Government Income Fund
4...........................  High Yield Fund, Bond Fund, Intermediate Term
                              Government Income Fund, Money Market Fund, Short
                              Term Government Income Fund, Institutional
                              Government Income Fund; Investment Strategies and
                              Risks
5..........................   High Yield Fund, Bond Fund, Intermediate Term
                              Government Income Fund
6...........................  The Funds' Management
7...........................  Choosing a Class of Shares, Investing with
                              Touchstone, Distributions and Taxes
8............................ Choosing A Class of Shares, Investing with
                              Touchstone
9...........................  Financial Highlights

                              SECTION IN STATEMENT OF
ITEM                          ADDITIONAL INFORMATION
----                          -----------------------
10..........................  Cover Page, Table of Contents
11..........................  The Trust
12..........................  Definitions, Policies and Risk
                              Considerations, Quality Ratings of Fixed-Income
                              Obligations, Investment Limitations, Portfolio
                              Turnover
13..........................  Trustees and Officers
14..........................  Principal Security Holders
15..........................  The Investment Adviser and Sub-Advisor, The
                              Distributor, Distribution Plans, Custodian,
                              Independent Auditors, Transfer, Accounting and
                              Administrative Agents
16..........................  Securities Transactions
17..........................  The Trust, Choosing a Share Class
18..........................  Calculation of Share Price and Public
                              Offering Price, Choosing a Share Class, Other
                              Purchase Information, Redemption in Kind
19..........................  Taxes
20..........................  The Distributor
21..........................  Historical Performance Information
22..........................  Annual Report

                                                                      PROSPECTUS

                                                                FEBRUARY 1, 2002



                                                                 HIGH YIELD FUND
THE MARK OF EXCELLENCESM
                                                                       BOND FUND

                                        INTERMEDIATE TERM GOVERNMENT INCOME FUND

                                                               MONEY MARKET FUND

                                               SHORT TERM GOVERNMENT INCOME FUND

                                            INSTITUTIONAL GOVERNMENT INCOME FUND



TOUCHSTONE
--------------------------------------------------------------------------------
                                                                 FAMILY OF FUNDS

The Securities and Exchange Commission has not approved the Funds' shares as an investment or determined whether this Prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

Multiple Classes of Shares are Offered by this Prospectus

                             INCOME  o  TOTAL RETURN

TOUCHSTONE FAMILY OF FUNDS

Each Fund is a series of Touchstone Investment Trust (the "Trust"), a group of 6 taxable bond and money market mutual funds. The Trust is part of the Touchstone Family of Funds, which also consists of Touchstone Strategic Trust, a group of 7 equity mutual funds, Touchstone Tax-Free Trust, a group of 6 tax-free bond and money market funds and Touchstone Variable Series Trust, a group of 13 variable series funds. Each Fund has a different investment goal and risk level. For further information about the Touchstone Family of Funds, contact Touchstone at 800.543.0407.

TABLE OF CONTENTS

                                                                            Page

High Yield Fund...............................................................

Bond Fund.....................................................................

Intermediate Term Government Income Fund......................................

Money Market Fund.............................................................

Short Term Government Income Fund.............................................

Institutional Government Income Fund..........................................

Investment Strategies and Risks...............................................

The Funds' Management.........................................................

Choosing a Class of Shares....................................................

Investing With Touchstone ....................................................

Distributions and Taxes.......................................................

Financial Highlights..........................................................

HIGH YIELD FUND

THE FUND'S INVESTMENT GOAL
--------------------------------------------------------------------------------

The High Yield Fund seeks to achieve a high level of income as its main goal. Capital appreciation is a secondary consideration.

ITS PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

The Fund invests primarily, under normal circumstances, in non-investment grade debt securities (at least 80% of net assets). Shareholders will be provided with at least 60 days' prior notice of any change in this policy. The Fund generally invests in non-investment grade debt securities of domestic corporations. Non-investment grade debt securities are often referred to as "junk bonds" and are considered speculative. The Fund expects to have an average maturity of between 6 and 10 years, but it may vary between 4 and 12 years.

THE KEY RISKS
--------------------------------------------------------------------------------

The Fund's share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments:

     o Because issuers of non-investment grade debt securities are more likely to be unable to make timely payments of interest or principal, particularly during an economic downturn or recession
     o If interest rates go up, causing the value of any debt securities held by the Fund to decline
     o Because fluctuations in interest rates generally have a more pronounced effect on longer-term debt securities

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government entity.

As with any mutual fund, there is no guarantee that the Fund will achieve its goal.

You can find more information about certain securities in which the Fund may invest and a more detailed description of risks under the heading "Investment Strategies and Risks" later in this Prospectus.

WHO MAY WANT TO INVEST
--------------------------------------------------------------------------------

This Fund is most appropriate for you if you are an aggressive investor and are willing to assume a relatively high amount of risk. You should be comfortable with extreme levels of volatility, and safety of principal in the short-term should not be a high priority for you.

THE FUND'S PERFORMANCE
--------------------------------------------------------------------------------

The bar chart below indicates the risks of investing in the High Yield Fund. It shows the performance of the Fund's Class A shares since the Fund started. The chart does not reflect any sales charges. Sales charges will reduce return.

The Fund's past performance does not necessarily indicate how it will perform in the future.

The return for other classes of shares offered by the Fund will differ from the Class A returns shown in the bar chart, depending on the expenses of that class.

HIGH YIELD FUND - CLASS A

YEAR              TOTAL RETURN
2001                  5.19%

During the period shown in the bar chart, the highest quarterly return was 4.84% (for the quarter ended December 31, 2001) and the lowest quarterly return was -2.68% (for the quarter ended September 30, 2001).

The table below indicates the risks of investing in the High Yield Fund. It shows how the Fund's average annual returns for the periods shown compare to those of the Merrill Lynch High Yield Master Index. The Merrill Lynch High Yield Master Index is an unmanaged index consisting of non-investment grade bonds with maturities of 1 year or more. The table shows the effect of the applicable sales charge.

AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIODS ENDED DECEMBER 31, 2001

                                                 1 Year     Since Class Started*
                                                 ------     -------------------
High Yield Fund - Class A                         0.22%           1.58%
--------------------------------------------
Merrill Lynch High Yield Master Index             6.21%           2.39%
--------------------------------------------
High Yield Fund - Class C                         4.56%           4.22%
--------------------------------------------
Merrill Lynch High Yield Master Index             6.21%           3.10%
--------------------------------------------

* Class A shares began operations on May 1, 2000 and Class C shares began operations on May 23, 2000. There is no performance information for Class B shares since they have not operated for a full calendar year.

THE FUND'S FEES AND EXPENSES
--------------------------------------------------------------------------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

                                                   Shareholder Fees
                                       (fees paid directly from your investment)

                                                   Class A    Class B    Class C
                                                   Shares     Shares     Shares
Maximum Sales Charge (Load) Imposed on
Purchases (as a percentage of offering price)       4.75%1     None       None
--------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)
(as a percentage of original purchase price
or the amount redeemed, whichever is less)             *       5.00%2     1.00%3
--------------------------------------------------------------------------------
Redemption Fee                                        **         **         **
--------------------------------------------------------------------------------
Exchange Fee                                        None       None       None
--------------------------------------------------------------------------------

                                           Annual Fund Operating Expenses
                                   (expenses that are deducted from Fund assets)

--------------------------------------------------------------------------------
Management Fees                                     0.60%      0.60%      0.60%
--------------------------------------------------------------------------------
Distribution (12b-1) Fees                           0.03%      1.00%      0.11%
--------------------------------------------------------------------------------
Other Expenses                                      1.79%      1.22%4     2.53%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                2.42%      2.82%      3.24%
--------------------------------------------------------------------------------
Fee Waiver and/or Expense Reimbursement5            1.37%      1.02%      1.44%
--------------------------------------------------------------------------------
Net Expenses                                        1.05%      1.80%      1.80%
--------------------------------------------------------------------------------

1 You may pay a reduced sales charge on very large purchases. There is no initial sales charge on certain purchases in a Roth IRA, a Roth Conversion IRA or a qualified retirement plan.

* There is no sales charge at the time of purchase for purchases of $1 million or more but a sales charge of 1.00% may be assessed on shares redeemed within 1 year of their purchase.

2 You will pay a 5.00% contingent deferred sales charge if shares are redeemed within 1 year of their purchase. The contingent deferred sales charge will be incrementally reduced over time. After the 6th year, there is no contingent deferred sales charge. The contingent deferred sales charge may be waived under certain circumstances described in this Prospectus.

3 The 1.00% is waived if shares are held for 1 year or longer or under other circumstances described in this Prospectus.

** You may be charged up to $15 for each wire redemption. This fee is subject to change.

4    Other Expenses are based on estimated amounts for the current fiscal year.

5 Touchstone Advisors has contractually agreed to waive or reimburse certain of the Total Annual Fund Operating Expenses of each Class of the Fund (the "Sponsor Agreement"). The Sponsor Agreement will remain in place until at least September 30, 2002.

The following example should help you compare the cost of investing in the High Yield Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (except for the 10 year amounts for Class B shares, which reflect the conversion of Class B shares to Class A shares after 8 years). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                            Class A Shares     Class B Shares     Class C Shares

1 Year                          $  577             $  583             $  183
--------------------------------------------------------------------------------
3 Years                         $1,069             $  978             $  863
--------------------------------------------------------------------------------
5 Years                         $1,586             $1,499             $1,568
--------------------------------------------------------------------------------
10 Years                        $3,001             $2,981*            $3,441
--------------------------------------------------------------------------------

You would pay the following expenses if you did not redeem your shares:

                  Class B Shares
1 Year                $  183
3 Years               $  778
5 Years               $1,399
10 Years              $2,981*

The examples for the 3, 5 and 10 year periods are calculated using the Total Fund Operating Expenses before the limits agreed to under the Sponsor Agreement between Touchstone Advisors and the Trust for the periods after year 1.

*Based on conversion to Class A shares after 8 years.

BOND FUND

THE FUND'S INVESTMENT GOAL
--------------------------------------------------------------------------------

The Bond Fund seeks to provide as high a level of current income as is consistent with the preservation of capital. Capital appreciation is a secondary goal.

ITS PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

The Fund invests primarily, under normal circumstances, in bonds (at least 80% of net assets). Bonds include mortgage-related securities, asset-backed securities, government securities and corporate debt securities. Shareholders will be provided with at least 60 days' prior notice of any change in this policy. The Fund expects to have an average effective maturity of between 5 and 15 years. The Fund invests at least 65% of total assets in investment-grade debt securities.

THE KEY RISKS
--------------------------------------------------------------------------------

The Fund's share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments:

     o If interest rates go up, causing the value of any debt securities held by the Fund to decline
     o Because fluctuations in interest rates generally have a more pronounced effect on longer-term debt securities
     o Because mortgage-related securities and asset-backed securities may lose more value due to changes in interest rates than other debt securities and are subject to prepayment
     o If the issuer of a security is unable to make timely payments of principal or interest when due

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government entity.

As with any mutual fund, there is no guarantee that the Fund will achieve its goal.

You can find more information about certain securities in which the Fund may invest and a more detailed description of risks under the heading "Investment Strategies and Risks" later in this Prospectus.

WHO MAY WANT TO INVEST
--------------------------------------------------------------------------------

This Fund is most appropriate for you if you prefer to take a relatively moderate risk approach to investing. Safety of your investment is of key importance to you. Additionally, you are willing to accept some interest rate risk in order to seek a high level of income.

THE FUND'S PERFORMANCE
--------------------------------------------------------------------------------

The bar chart below indicates the risks of investing in the Bond Fund. It shows changes in the performance of the Fund's Class A shares from year to year since the Fund started. The chart does not reflect any sales charges. Sales charges will reduce return.

The Fund's past performance does not necessarily indicate how it will perform in the future.

The return for other classes of shares offered by the Fund will differ from the Class A returns shown in the bar chart, depending on the expenses of that class.

BOND FUND - CLASS A

YEARS             TOTAL RETURN

1995                 16.95%

1996                  2.85%

1997                  7.30%

1998                  8.56%

1999                 -1.68%

2000                  9.72%

2001                  6.65%

During the period shown in the bar chart, the highest quarterly return was 5.21% (for the quarter ended June 30, 1995) and the lowest quarterly return was -2.10% (for the quarter ended March 31, 1996).

The table below indicates the risks of investing in the Bond Fund. It shows how the Fund's average annual returns for the periods shown compare to those of the Lehman Brothers Aggregate Index. The Lehman Brothers Aggregate Index is comprised of approximately 6,000 publicly traded bonds with an average maturity of about 10 years. The table shows the effect of the applicable sales charge.

AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIODS ENDED DECEMBER 31, 2001

                                                                      Since Fund
                                                 1 Year     5 Years     Started*
                                                 ------     -------     -------
Bond Fund - Class A                               1.53%      5.00%       6.14%
--------------------------------------------
Bond Fund - Class C                               5.80%      4.88%       5.83%
--------------------------------------------
Lehman Brothers Aggregate Index                   8.44%      7.43%       8.25%
--------------------------------------------

* Class A shares began operations on October 3, 1994 and Class C shares began operations on January 1, 1999. We calculated the Class C performance information in the table using the historical performance information of the Fund's predecessor, which was another mutual fund that began operations on October 3, 1994. There is no performance information for Class B shares since they have not operated for a full calendar year.

THE FUND'S FEES AND EXPENSES
--------------------------------------------------------------------------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

                                                   Shareholder Fees
                                       (fees paid directly from your investment)

                                                   Class A    Class B    Class C
                                                   Shares     Shares     Shares
Maximum Sales Charge (Load) Imposed on
Purchases (as a percentage of offering price)       4.75%1     None       None
--------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)
(as a percentage of original purchase price
or the amount redeemed, whichever is less)             *       5.00%2     1.00%3
--------------------------------------------------------------------------------
Redemption Fee                                        **         **         **
--------------------------------------------------------------------------------
Exchange Fee                                        None       None       None
--------------------------------------------------------------------------------

                                          Annual Fund Operating Expenses
                                   (expenses that are deducted from Fund assets)

--------------------------------------------------------------------------------
Management Fees                                     0.50%      0.50%      0.50%
--------------------------------------------------------------------------------
Distribution (12b-1) Fees                           0.25%      1.00%      1.00%
--------------------------------------------------------------------------------
Other Expenses                                      0.92%      1.39%4     1.40%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                1.67%      2.89%      2.90%
--------------------------------------------------------------------------------
Fee Waiver and/or Expense Reimbursement5            0.77%      1.24%      1.25%
--------------------------------------------------------------------------------
Net Expenses                                        0.90%      1.65%      1.65%
--------------------------------------------------------------------------------

1 You may pay a reduced sales charge on very large purchases. There is no initial sales charge on certain purchases in a Roth IRA, a Roth Conversion IRA or a qualified retirement plan.

* There is no sales charge at the time of purchase for purchases of $1 million or more but a sales charge of 1.00% may be assessed on shares redeemed within 1 year of their purchase.

2 You will pay a 5.00% contingent deferred sales charge if shares are redeemed within 1 year of their purchase. The contingent deferred sales charge will be incrementally reduced over time. After the 6th year, there is no contingent deferred sales charge. The contingent deferred sales charge may be waived under certain circumstances described in this Prospectus.

3 The 1.00% is waived if shares are held for 1 year or longer or under other circumstances described in this Prospectus.

** You may be charged up to $15 for each wire redemption. This fee is subject to change.

4    Other Expenses are based on estimated amounts for the current fiscal year.

5 Touchstone Advisors has contractually agreed to waive or reimburse certain of the Total Annual Fund Operating Expenses of each Class of the Fund (the "Sponsor Agreement"). The Sponsor Agreement will remain in place until at least September 30, 2002.

The following example should help you compare the cost of investing in the Bond Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (except for the 10 year amounts for Class B shares, which reflect the conversion of Class B shares to Class A shares after 8 years). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                            Class A Shares     Class B Shares     Class C Shares

1 Year                          $  562             $  568             $  168
--------------------------------------------------------------------------------
3 Years                         $  905             $  978             $  780
--------------------------------------------------------------------------------
5 Years                         $1,270             $1,514             $1,418
--------------------------------------------------------------------------------
10 Years                        $2,296             $2,839*            $3,134
--------------------------------------------------------------------------------

You would pay the following expenses if you did not redeem your shares:

                  Class B Shares
1 Year                $  168
3 Years               $  778
5 Years               $1,414
10 Years              $2,839*

The examples for the 3, 5 and 10 year periods are calculated using the Total Fund Operating Expenses before the limits agreed to under the Sponsor Agreement between Touchstone Advisors and the Trust for the periods after year 1.

*Based on conversion to Class A shares after 8 years.

INTERMEDIATE TERM GOVERNMENT INCOME FUND

THE FUND'S INVESTMENT GOAL
--------------------------------------------------------------------------------

The Intermediate Term Government Income Fund seeks high current income, consistent with the protection of capital. To the extent consistent with the Fund's primary goal, capital appreciation is a secondary goal.

ITS PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

The Fund invests primarily, under normal circumstances, in U.S. Government securities (at least 80% of net assets), including mortgage-related U.S.
Government securities. Shareholders will be provided with at least 60 days' prior notice of any change in this policy. The dollar-weighted average maturity of the Fund's portfolio normally will be between 3 and 10 years.

The Fund generally invests in U.S. Government securities having an effective maturity of 20 years or less. The Fund also invests in securities issued on a to-be-announced basis. To-be-announced securities are securities that are paid for and delivered within 15 to 45 days after the date of their purchase.

THE KEY RISKS
--------------------------------------------------------------------------------

The Fund's share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments:

     o If interest rates go up, causing the value of any debt securities held by the Fund to decline
     o Because fluctuations in interest rates generally have a more pronounced effect on longer-term debt securities
     o Because mortgage-related securities may lose more value due to changes in interest rates than other debt securities and are subject to prepayment
     o Because to-be-announced securities involve additional risks, such as committing to purchase securities before all the specific information about the securities is known

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC, the U.S. Treasury or any other government entity.

As with any mutual fund, there is no guarantee that the Fund will achieve its goal.

You can find more information about certain securities in which the Fund may invest and a more detailed description of risks under the heading "Investment Strategies and Risks" later in this Prospectus.

WHO MAY WANT TO INVEST
--------------------------------------------------------------------------------

This Fund is most appropriate for you if you prefer to take a relatively low risk approach to investing. Safety of your investment may be the most important factor to you. You may be willing to accept potentially lower returns in order to maintain a lower, more tolerable level of risk. This Fund is appropriate for you if you want the added convenience of writing checks directly from your account (if you purchase Class A or Class C shares).

THE FUND'S PERFORMANCE
--------------------------------------------------------------------------------

The bar chart below indicates the risks of investing in the Intermediate Term Government Income Fund. It shows changes in the performance of the Fund's Class A shares from year to year during the past 10 years. The chart does not reflect any sales charges. Sales charges will reduce return.

The Fund's past performance does not necessarily indicate how it will perform in the future.

The return for other classes of shares offered by the Fund will differ from the Class A returns shown in the bar chart, depending on the expenses of that class.

INTERMEDIATE TERM GOVERNMENT INCOME FUND - CLASS A

YEARS             TOTAL RETURN

1992                  6.60%

1993                 10.33%

1994                 -6.30%

1995                 16.86%

1996                  2.53%

1997                  7.22%

1998                  7.97%

1999                 -1.96%

2000                  9.99%

2001                  6.44%

During the period shown in the bar chart, the highest quarterly return was 5.95% (for the quarter ended June 30,1995) and the lowest quarterly return was -4.07% (for the quarter ended March 31, 1994).

The table below indicates the risks of investing in Class A shares of the Intermediate Term Government Income Fund. The table shows how the Fund's average annual returns for the periods shown compare to those of the Lehman Brothers Intermediate Government Bond Index. The Lehman Brothers Intermediate Government Bond Index is an unmanaged index generally representative of intermediate term U.S. Government securities. The table shows the effect of the applicable sales charge.

AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIODS ENDED DECEMBER 31, 2001

                                                 1 Year     5 Years     10 Years
                                                 ------     -------     --------
Intermediate Term
Government Income Fund - Class A                  1.35%      4.82%        5.27%
--------------------------------------------
Lehman Brothers Intermediate Government           8.96%      7.12%        6.67%
Bond Index
--------------------------------------------

There is no performance information for Class B and Class C shares since they have not operated for a full calendar year.

THE FUND'S FEES AND EXPENSES
--------------------------------------------------------------------------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

                                                   Shareholder Fees
                                       (fees paid directly from your investment)

                                                   Class A    Class B    Class C
                                                   Shares     Shares     Shares

--------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on
Purchases (as a percentage of offering price)       4.75%1     None       None
--------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)
(as a percentage of original purchase price
or the amount redeemed, whichever is less)             *       5.00%2     1.00%3
--------------------------------------------------------------------------------
Redemption Fee                                        **         **         **
--------------------------------------------------------------------------------
Exchange Fee                                        None       None       None
--------------------------------------------------------------------------------
Check Redemption Fee                                         Checking
                                                    None   Not Available  None
--------------------------------------------------------------------------------

                                          Annual Fund Operating Expenses
                                   (expenses that are deducted from Fund assets)

Management Fees                                0.50%           0.50%      0.50%
--------------------------------------------------------------------------------
Distribution (12b-1) Fees                      0.09%           1.00%      0.10%
--------------------------------------------------------------------------------
Other Expenses                                 0.50%           0.37%4     1.50%4
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses           1.09%           1.87%      2.10%
--------------------------------------------------------------------------------
Fee Waiver and/or Expense Reimbursement5       0.10%           0.04%      0.25%
--------------------------------------------------------------------------------
Net Expenses                                   0.99%           1.83%      1.85%
--------------------------------------------------------------------------------

1 You may pay a reduced sales charge on very large purchases. There is no initial sales charge on certain purchases in a Roth IRA, a Roth Conversion IRA or a qualified retirement plan.

* There is no sales charge at the time of purchase for purchases of $1 million or more but a sales charge of 1.00% may be assessed on shares redeemed within 1 year of their purchase.

2 You will pay a 5.00% contingent deferred sales charge if shares are redeemed within 1 year of their purchase. The contingent deferred sales charge will be incrementally reduced over time. After the 6th year, there is no contingent deferred sales charge. The contingent deferred sales charge may be waived under certain circumstances described in this Prospectus.

3 The 1.00% is waived if shares are held for 1 year or longer or under other circumstances described in this Prospectus.

** You may be charged up to $15 for each wire redemption. This fee is subject to change.

4    Other Expenses are based on estimated amounts for the current fiscal year.

5 Pursuant to a written contract between Touchstone Advisors and the Trust, Touchstone Advisors has agreed to waive a portion of its advisory fee and/or reimburse certain Fund expenses in order to limit Total Annual Fund Operating Expenses to 0.99% for Class A shares, 1.83% for Class B shares and 1.85% for Class C shares. Touchstone Advisors has agreed to maintain these expense limitations through at least September 30, 2002.

The following example should help you compare the cost of investing in the Intermediate Term Government Income Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (except for the 10 year amounts for Class B shares, which reflect the conversion of Class B shares to Class A shares after 8 years). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                            Class A Shares     Class B Shares     Class C Shares

1 Year                          $  571             $  586             $  188
--------------------------------------------------------------------------------
3 Years                         $  796             $  784             $  634
--------------------------------------------------------------------------------
5 Years                         $1,038             $1,107             $1,106
--------------------------------------------------------------------------------
10 Years                        $1,732             $1,986*            $2,411
--------------------------------------------------------------------------------
You would pay the following expenses if you did not redeem your shares:

                  Class B Shares
1 Year                $  186
3 Years               $  584
5 Years               $1,007
10 Years              $1,986*

The examples for the 3, 5 and 10 year periods are calculated using the Total Fund Operating Expenses before the limits agreed to under the written contract between Touchstone Advisors and the Trust for periods after year 1.

*Based on conversion to Class A shares after 8 years.

MONEY MARKET FUND

THE FUND'S INVESTMENT GOAL
--------------------------------------------------------------------------------

The Money Market Fund seeks high current income, consistent with liquidity and stability of principal. The Fund is a money market fund, which seeks to maintain a constant share price of $1.00 per share.

ITS PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

The Fund invest in high-quality money market instruments.

The Fund's investments may include:

     o Domestic bank obligations including certificates of deposit, bankers' acceptances and time deposits
     o U.S. Government obligations issued directly by the U.S. Treasury or by agencies of the U.S. Government
     o    Short-term corporate debt securities
     o    Taxable and tax-exempt municipal securities
     o    Variable and floating rate securities
     o    Repurchase agreements

To comply with SEC rules pertaining to money market funds, the Fund will limit its investments as follows:

     o The Fund will not invest more than 5% of its assets in the securities of 1 issuer and will not invest more than 25% of its assets in any particular industry.
     o The Fund will invest in securities rated in 1 of the 2 highest rating categories by any 2 nationally recognized rating agencies.
     o The Fund may purchase unrated securities only if the Sub-Advisor determines the securities meet the Fund's quality standards.
     o The Fund will only invest in securities that mature in 13 months or less.
     o The dollar-weighted average maturity of its portfolio will be 90 days or less.

THE KEY RISKS
--------------------------------------------------------------------------------

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC, the U.S. Treasury or any other government entity. Although the Fund seeks to preserve the value of your investment, it is possible to lose money by investing in the Fund. The Fund's yield:

     o Varies from day to day due to changes in interest rates and will generally increase when interest rates increase and decrease when interest rates decrease.
     o Decreases if issuers are unable to make timely payments of interest or principal

As with any money market fund, there is no guarantee that the Fund will achieve its goal or will maintain a constant share price of $1.00 per share. A sudden deterioration in the financial condition of an issuer of a security or a deterioration in general economic conditions could cause the issuer to default on its obligation to pay interest and repay principal. This could cause the value of the Fund's shares to decrease.

You can find more information about certain securities in which the Fund may invest and a more detailed description of risks under the heading "Investment Strategies and Risks" later in this Prospectus.

WHO MAY WANT TO INVEST
--------------------------------------------------------------------------------

This Fund is most appropriate for you if you seek a relatively low risk short-term investment. Safety of your investment is of key importance to you. Additionally, you are willing to accept potentially lower returns in order to maintain a lower, more tolerable level of risk. This Fund is appropriate for you if you want the added convenience of writing checks directly from your account (if you purchase Class A shares).

THE FUND'S PERFORMANCE
--------------------------------------------------------------------------------

The bar chart below indicates the risks of investing in the Money Market Fund. It shows changes in the performance of the Fund's Class A shares from year to year since the Fund started.

The Fund's past performance does not necessarily indicate how it will perform in the future.

The return for Class B shares offered by the Fund will differ from the Class A returns shown in the bar chart, depending on the expenses of that class.

MONEY MARKET FUND - CLASS A

YEARS             TOTAL RETURN

1996                  5.06%

1997                  5.13%

1998                  5.01%

1999                  4.84%

2000                  6.05%

2001                  3.95%

During the period shown in the bar chart, the highest quarterly return was 1.55% (for the quarter ended December 31, 2000) and the lowest quarterly return was 0.63% (for the quarter ended December 31, 2001).

For  information  on  the  Fund's  current  and  effective  7-day  yield,   call
1.800.543.0407.

The table below indicates the risks of investing in Class A shares of the Money Market Fund. It shows the Fund's average annual returns for the periods indicated.

AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIODS ENDED DECEMBER 31, 2001
                                         1 Year    5 Years   Since Fund Started*
                                         ------    -------   -------------------
Money Market Fund - Class A               3.95%     5.04%          5.05%

* Class A shares began operations on September 29, 1995. There is no performance information for Class B shares since they have not operated for a full calendar year.

THE FUND'S FEES AND EXPENSES
--------------------------------------------------------------------------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

                                                   Shareholder Fees
                                       (fees paid directly from your investment)

                                                   Class A    Class B
                                                   Shares     Shares
Maximum Sales Charge (Load)
Imposed on Purchases                                None       None
--------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)                None       5.00%1
--------------------------------------------------------------------------------
Redemption Fee                                         *          *
--------------------------------------------------------------------------------
Exchange Fee                                        None       None
--------------------------------------------------------------------------------
Check Redemption Processing Fee                     None     Checking
                                                           Not Available
--------------------------------------------------------------------------------

                                           Annual Fund Operating Expenses
                                   (expenses that are deducted from Fund assets)

Management Fees                                     0.50%      0.50%
--------------------------------------------------------------------------------
Distribution (12b-1) Fees                           0.05%      1.00%
--------------------------------------------------------------------------------
Other Expenses                                      0.50%      0.61%2
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                1.05%      2.11%
--------------------------------------------------------------------------------
Fee Waiver and/or Expense Reimbursement             0.40%      0.48%
--------------------------------------------------------------------------------
Net Expenses3                                       0.65%      1.63%
--------------------------------------------------------------------------------

1 You will pay a 5.00% contingent deferred sales charge if shares are redeemed within 1 year of their purchase. The contingent deferred sales charge will be incrementally reduced over time. After the 6th year, there is no contingent deferred sales charge. The contingent deferred sales charge may be waived under certain circumstances described in this Prospectus.

* You may be charged up to $15 for each wire redemption. This fee is subject to change.

2    Other Expenses are based on estimated amounts for the current fiscal year.

3 Pursuant to a written contract between Touchstone Advisors and the Trust, Touchstone Advisors has agreed to waive a portion of its advisory fee and/or reimburse certain Fund expenses in order to limit Total Annual Fund Operating Expenses to 0.65% for Class A shares and 1.63% for Class B shares. Touchstone Advisors has agreed to maintain these expense limitations through at least September 30, 2002.

The following example should help you compare the cost of investing in the Money Market Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (except for the 10 year amounts for Class B shares, which reflect the conversion of Class B shares to Class A shares after 8 years). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                               Class A Shares     Class B Shares

1 Year                                             $   66             $  566
--------------------------------------------------------------------------------
3 Years                                            $  294             $  815
--------------------------------------------------------------------------------
5 Years                                            $  541             $1,190
--------------------------------------------------------------------------------
10 Years                                           $1,246             $2,135*
--------------------------------------------------------------------------------

You would pay the following expenses if you did not redeem your shares:

                  Class B Shares

1 Year                $  166
3 Years               $  615
5 Years               $1,090
10 Years              $2,135*

The examples for the 3, 5 and 10 year periods are calculated using the Total Fund Operating Expenses before the limits agreed to under the written contract between Touchstone Advisors and the Trust for periods after year 1.

*Based on conversion to Class A shares after 8 years.

SHORT TERM GOVERNMENT INCOME FUND

THE FUND'S INVESTMENT GOAL
--------------------------------------------------------------------------------

The Short Term Government Income Fund seeks high current income, consistent with the protection of capital. The Fund is a money market fund, which seeks to maintain a constant share price of $1.00 per share.

ITS PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

The Fund invests primarily (at least 80% of net assets), under normal circumstances, in securities issued by the U.S. Government or its agencies, including mortgage-related U.S. Government securities. Shareholders will be provided with at least 60 days' prior notice of any change in this policy. The Fund invests only in U.S. Government securities whose payment of principal and interest is guaranteed by the U.S. Treasury.

The Fund may also invest in repurchase agreements collateralized by U.S. Government securities whose payment of principal and interest is guaranteed by the U.S. Treasury.

The Fund will comply with SEC rules pertaining to money market funds and will limit its investments as follows:

     o The Fund will only invest in securities that mature in 13 months or less.
     o The dollar-weighted average maturity of its portfolio will be 90 days or less.

THE KEY RISKS
--------------------------------------------------------------------------------

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC, the U.S. Treasury or any other government entity. Although the Fund seeks to preserve the value of your investment, it is possible to lose money by investing in the Fund. The Fund's yield:

     o Varies from day to day due to changes in interest rates and will generally increase when interest rates increase and decrease when interest rates decrease
     o Decreases if mortgage-related securities are prepaid and the Fund must reinvest the prepayment during a time of declining interest rates

As with any money market fund, there is no guarantee that the Fund will achieve its goal or will maintain a constant share price of $1.00 per share.

You can find more information about certain securities in which the Fund may invest and a more detailed description of risks under the heading "Investment Strategies and Risks" later in this Prospectus.

WHO MAY WANT TO INVEST
--------------------------------------------------------------------------------

This Fund is most appropriate for you if you seek a low risk investment in securities that are backed by the full faith and credit of the U.S. Government. Safety of your investment is of key importance to you. Additionally, you are willing to accept potentially lower returns in order to maintain a low level of risk. This Fund is appropriate for you if you want the added convenience of writing checks directly from your account.

THE FUND'S PERFORMANCE
--------------------------------------------------------------------------------

The bar chart below indicates the risks of investing in the Short Term Government Income Fund. It shows changes in the performance of the Fund's shares from year to year during the past 10 years.

The Fund's past performance does not necessarily indicate how it will perform in the future.

SHORT TERM GOVERNMENT INCOME FUND

YEARS             TOTAL RETURN

1992                  2.96%

1993                  2.25%

1994                  3.16%

1995                  4.89%

1996                  4.43%

1997                  4.61%

1998                  4.58%

1999                  4.09%

2000                  5.35%

2001                  3.08%

During the period shown in the bar chart, the highest quarterly return was 1.40% (for the quarter ended December 31, 2000) and the lowest quarterly return was 0.34% (for the quarter ended December 31, 2001).

For  information  on  the  Fund's  current  and  effective  7-day  yield,   call
1.800.543.0407.

The table below indicates the risks of investing in the Short Term Government Income Fund. It shows the Fund's average annual returns for the periods indicated.

AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIODS ENDED DECEMBER 31, 2001

                                                 1 Year     5 Years     10 Years
                                                 ------     -------     --------
Short Term Government Income Fund                 3.08%      4.37%        3.95%

THE FUND'S FEES AND EXPENSES
--------------------------------------------------------------------------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

                                                   Shareholder Fees
                                       (fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases         None
--------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)                     None
--------------------------------------------------------------------------------
Redemption Fee                                            *
--------------------------------------------------------------------------------
Exchange Fee                                             None
--------------------------------------------------------------------------------
Check Redemption Processing Fee                          None
--------------------------------------------------------------------------------

                                          Annual Fund Operating Expenses
                                   (expenses that are deducted from Fund assets)

Management Fees                                          0.50%
--------------------------------------------------------------------------------
Distribution (12b-1) Fees                                0.09%
--------------------------------------------------------------------------------
Other Expenses                                           0.46%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                     1.05%
--------------------------------------------------------------------------------
Fee Waiver and/or Expense Reimbursement                  0.10%
--------------------------------------------------------------------------------
Net Expenses1                                            0.95%
--------------------------------------------------------------------------------

* You may be charged up to $15 for each wire redemption. This fee is subject to change.

1 Pursuant to a written contract between Touchstone Advisors and the Trust, Touchstone Advisors has agreed to waive a portion of its advisory fee and/or reimburse certain Fund expenses in order to limit Total Annual Fund Operating Expenses to 0.95%. Touchstone Advisors has agreed to maintain these expense limitations through at least September 30, 2002.

The following example should help you compare the cost of investing in the Short Term Government Income Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year                   $   97
---------------------------------
3 Years                  $  324
---------------------------------
5 Years                  $  570
---------------------------------
10 Years                 $1,274
---------------------------------

The examples for the 3, 5 and 10 year periods are calculated using the Total Fund Operating Expenses before the limits agreed to under the written contract between Touchstone Advisors and the Trust for periods after year 1.

INSTITUTIONAL GOVERNMENT INCOME FUND

THE FUND'S INVESTMENT GOAL
--------------------------------------------------------------------------------

The Institutional Government Income Fund seeks high current income, consistent with the protection of capital. The Fund is a money market fund, which seeks to maintain a constant share price of $1.00 per share.

ITS PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

The Fund invests primarily (at least 80% of net assets), under normal circumstances, in securities issued by the U.S. Treasury or agencies of the U.S. Government, including mortgage-related U.S. Government securities. Shareholders will be provided with at least 60 days' prior notice of any change in this policy.

The Fund may also invest in repurchase agreements collateralized by U.S. Government securities.

The Fund will comply with SEC rules pertaining to money market funds and will limit its investments as follows:

     o The Fund will only invest in securities that mature in 13 months or less.
     o The dollar-weighted average maturity of its portfolio will be 90 days or less.

THE KEY RISKS
--------------------------------------------------------------------------------

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC, the U.S. Treasury or any other government entity. Although the Fund seeks to preserve the value of your investment, it is possible to lose money by investing in the Fund. The Fund's yield:

     o Varies from day to day due to changes in interest rates and will generally increase when interest rates increase and decrease when interest rates decrease
     o Decreases if mortgage-related securities are prepaid and the Fund must reinvest the prepayment proceeds during a time of declining interest rates

As with any money market fund, there is no guarantee that the Fund will achieve its goal or will maintain a constant share price of $1.00 per share. Although some of the U.S. Government securities held by the Fund are backed by the full faith and credit of the U.S. Treasury, others are supported only by the credit of the government agency issuing the security. The Fund may not be able to make a claim against the U.S. Government if the agency issuing the security does not meet its obligations.

You can find more information about certain securities in which the Fund may invest and a more detailed description of risks under the heading "Investment Strategies and Risks" later in this Prospectus.

WHO MAY WANT TO INVEST
--------------------------------------------------------------------------------

This Fund is most appropriate for you if you seek a low risk investment in securities that are backed by the U.S. Government and its agencies. Safety of your investment is of key importance to you. Additionally, you are willing to accept potentially lower returns in order to maintain a low level of risk.

THE FUND'S PERFORMANCE
--------------------------------------------------------------------------------

The bar chart below indicates the risks of investing in the Institutional Government Income Fund. It shows changes in the performance of the Fund's shares from year to year during the past 10 years.

The Fund's past performance does not necessarily indicate how it will perform in the future.

INSTITUTIONAL GOVERNMENT INCOME FUND

YEARS             TOTAL RETURN

1992                  3.50%

1993                  2.97%

1994                  3.87%

1995                  5.59%

1996                  5.09%

1997                  5.22%

1998                  5.19%

1999                  4.87%

2000                  6.11%

2001                  4.00%

During the period shown in the bar chart, the highest quarterly return was 1.57% (for the quarter ended December 31, 2000) and the lowest quarterly return was 0.59% (for the quarter ended December 31, 2001).

For  information  on  the  Fund's  current  and  effective  7-day  yield,   call
1.800.543.0407.

The table below indicates the risks of investing in the Institutional Government Income Fund. It shows the Fund's average annual returns for the periods indicated.

AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIODS ENDED DECEMBER 31, 2001

                                                 1 Year     5 Years     10 Years
                                                 ------     -------     --------
Institutional Government Income Fund              4.00%      5.08%        4.67%

THE FUND'S FEES AND EXPENSES
--------------------------------------------------------------------------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

                                                   Shareholder Fees
                                       (fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases         None
--------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)                     None
--------------------------------------------------------------------------------
Redemption Fee                                           None
--------------------------------------------------------------------------------
Exchange Fee                                             None

                                          Annual Fund Operating Expenses
                                   (expenses that are deducted from Fund assets)

Management Fees                                          0.20%
--------------------------------------------------------------------------------
Distribution (12b-1) Fees                                0.02%
--------------------------------------------------------------------------------
Other Expenses                                           0.21%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                     0.43%
--------------------------------------------------------------------------------
Fee Waiver and/or Expense Reimbursement                  0.03%
--------------------------------------------------------------------------------
Net Expenses1                                            0.40%
--------------------------------------------------------------------------------

1 Pursuant to a written contract between Touchstone Advisors and the Trust, Touchstone Advisors has agreed to waive a portion of its advisory fee and/or reimburse certain Fund expenses in order to limit Total Annual Fund Operating Expenses to 0.40%. Touchstone Advisors has agreed to maintain these expense limitations through at least September 30, 2002.

The following example should help you compare the cost of investing in the Institutional Government Income Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year                     $ 41
---------------------------------
3 Years                    $135
---------------------------------
5 Years                    $238
---------------------------------
10 Years                   $539
---------------------------------

The examples for the 3, 5 and 10 year periods are calculated using the Total Fund Operating Expenses before the limits agreed to under the written contract between Touchstone Advisors and the Trust for the periods after year 1.

INVESTMENT STRATEGIES AND RISKS

CAN A FUND DEPART FROM ITS NORMAL STRATEGIES?
--------------------------------------------------------------------------------

Each Fund may depart from its principal investment strategies by taking temporary defensive positions in response to adverse market, economic or political conditions. During these times, a Fund may not achieve its investment goals.

DO THE FUNDS ENGAGE IN ACTIVE TRADING OF SECURITIES?
--------------------------------------------------------------------------------

The Bond Fund may engage in active trading to achieve its investment goals. This may cause the Fund to realize higher capital gains that would be passed on to you. Higher capital gains could increase your tax liability. Frequent trading also increases transaction costs which would lower the Fund's performance.

CAN A FUND CHANGE ITS INVESTMENT GOAL?
--------------------------------------------------------------------------------

Each Fund  (except the Money  Market Fund and the Short Term  Government  Income
Fund) may change its investment goal by a vote of the Board of Trustees without shareholder approval. You would be notified at least 30 days before any such change takes effect.

DO THE FUNDS HAVE OTHER INVESTMENT STRATEGIES, IN ADDITION TO THEIR PRINCIPAL INVESTMENT STRATEGIES?
--------------------------------------------------------------------------------

HIGH YIELD FUND. The Fund may also invest in:

     o Securities of foreign companies (up to 15% of total assets), but only up to 5% of its total assets in securities of foreign companies that are denominated in a currency other than the U.S. dollar
     o    Debt securities of emerging market countries
     o Mortgage-related securities and other types of loans and loan participations
     o    U.S. Government securities and securities of foreign governments

BOND FUND. The Fund may also invest in:

     o    Preferred stock
     o Non-investment grade U.S. and foreign debt securities rated as low as B (up to 35% of total assets)
     o Debt securities denominated by foreign currencies (up to 20% of total assets)

THE FUNDS AT A GLANCE
--------------------------------------------------------------------------------

The following two tables can give you a quick basic understanding of the types of securities a Fund tends to invest in and some of the main risks associated with a Fund's investments. You should read all of the information about a Fund and its risks before deciding to invest.

HOW CAN I TELL, AT A GLANCE, WHICH TYPES OF SECURITIES A FUND MIGHT INVEST IN?
--------------------------------------------------------------------------------

The following table shows the main types of securities in which a Fund generally will invest. Investments marked P are principal investments. Investments marked O are other types of securities in which the Fund may invest to a lesser extent. Some of the Funds' investments are described in detail below:


                                                Intermediate             Short Term Institutional
                                                    Term       Money     Government  Government
                         High Yield     Bond     Government    Market      Income      Income
                            Fund        Fund     Income Fund    Fund        Fund        Fund

Invests in money                          O           O           P           P           P
market instruments
-------------------------------------------------------------------------------------------------
Invests in short-term         O           O           O           P           P           P
debt securities
-------------------------------------------------------------------------------------------------
Invests in                    P           P           P
intermediate term debt
securities
-------------------------------------------------------------------------------------------------
Invests in variable                                               P           O           O
and floating rate
securities
-------------------------------------------------------------------------------------------------
Invests in government         O           P           P           P           P           P
securities
-------------------------------------------------------------------------------------------------
Invests in municipal                      O                       P           O           O
securities
-------------------------------------------------------------------------------------------------
Invests in corporate          P           P                       P
debt securities
-------------------------------------------------------------------------------------------------
Invests in                    O           P           P                       P           P
mortgage-related
securities
-------------------------------------------------------------------------------------------------
Invests in                                P                       O
asset-backed securities
-------------------------------------------------------------------------------------------------
Invests in investment         O           P           P           P           P           P
grade debt securities
-------------------------------------------------------------------------------------------------
Invests in                    P           O
non-investment grade
debt securities
-------------------------------------------------------------------------------------------------
Invests in foreign            O
companies
-------------------------------------------------------------------------------------------------
Invests in foreign            O           O
debt securities
-------------------------------------------------------------------------------------------------
Invests in repurchase         O           O           O           P           P           P
agreements
-------------------------------------------------------------------------------------------------
Invests in                                            P
to-be-announced
securities
-------------------------------------------------------------------------------------------------
Invests in debt               O
securities of emerging
market countries
-------------------------------------------------------------------------------------------------
Invests in preferred                      0
stock
-------------------------------------------------------------------------------------------------

ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS
---------------------------------------------

MONEY MARKET INSTRUMENTS include:

     o    Bank obligations
     o    Short-term government securities
     o    Short-term corporate debt securities
     o    Short-term municipal securities
     o    Variable and floating rate securities

BANK OBLIGATIONS include:

     o Certificates of deposit, which are issued by banks in exchange for the deposit of funds and have penalties for early withdrawal
     o Bankers' acceptances, which are bills of exchange used by corporations to finance the shipment and storage of goods and to furnish dollar exchange
     o Time deposits, which are deposits in a bank that earn a specified interest rate over a given period of time

U.S. GOVERNMENT SECURITIES include:

     o Obligations issued directly by the U.S. Treasury such as Treasury bills, notes and bonds
     o Obligations issued by agencies or instrumentalities of the U.S. Government, such as the Government National Mortgage Association, the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation, the Student Loan Marketing Association, the Small Business Administration and the Tennessee Valley Authority
     o    U.S. Treasuries issued without interest coupons (STRIPS)
     o Inflation-indexed bonds issued by the U.S. Treasury which have their principal value periodically adjusted to the rate of inflation

Some U.S. Government securities are backed by the full faith and credit of the U.S. Treasury, meaning that payment of principal and interest is guaranteed by the U.S. Treasury. Other U.S. Government securities are backed only by the credit of the agency or instrumentality issuing the security, which may include the right of the issuer to borrow from the U.S. Treasury.

CORPORATE DEBT SECURITIES are obligations of a corporation to pay interest and repay principal. Corporate debt securities include commercial paper, notes and bonds.

MUNICIPAL SECURITIES are issued to finance public works, to repay outstanding obligations, to raise funds for general operating expenses and to lend money to other public institutions. The two types of
municipal   securities  are  general  obligation  and  revenue  bonds.   General
obligation bonds are secured by the issuer's full faith and credit and taxing power, while revenue bonds are backed only by the revenues of the specific project.

VARIABLE AND FLOATING RATE SECURITIES are securities with interest rates that are adjusted when a specific interest rate index changes (floating rate securities) or on a schedule (variable rate securities).

FOREIGN COMPANIES. A foreign company is a company that meets 1 or more of the following criteria:

     o    It is organized under the laws of a foreign country
     o    It maintains its principal place of business in a foreign country
     o The principal trading market for its securities is located in a foreign country
     o It derives at least 50% of its revenues or profits from operations in foreign countries
     o    It has at least 50% of its assets located in foreign countries

     Some portfolio managers may define the parameters for a foreign company differently.

FOREIGN DEBT SECURITIES. Foreign debt securities are obligations of a country other than the U.S. to pay interest and repay principal.

INVESTMENT GRADE DEBT SECURITIES. Investment grade debt securities are generally rated BBB or better by Standard & Poor's Rating Service (S&P) or Baa or better by Moody's Investor Service, Inc. (Moody's).

NON-INVESTMENT GRADE DEBT SECURITIES. Non-investment grade debt securities are higher risk, lower quality securities, often referred to as "junk bonds" and are considered speculative. They are rated by S&P as less than BBB or by Moody's as less than Baa.

ASSET-BACKED SECURITIES. Asset-backed securities represent groups of other assets, for example, credit card receivables, that are combined or pooled for sale to investors.

MORTGAGE-RELATED SECURITIES. Mortgage-related securities represent groups of mortgage loans that are combined for sale to investors. The loans may be grouped together by agencies of the U.S. Government such as:

     o    The Government National Mortgage Association (GNMA)
     o    The Federal National Mortgage Association (FNMA)
     o    The Federal Home Loan Mortgage Corporation (FHLMC)

The loans may also be grouped together by private issuers such as:

     o    Commercial banks
     o    Savings and loan institutions
     o    Mortgage bankers
     o    Private mortgage insurance companies

Mortgage-related securities include Collateralized Mortgage Obligations (CMOs) and Real Estate Mortgage Investment Conduits (REMICs). CMOs and REMICs are types of mortgage- related securities that provide an investor with a specified interest in the cash flow from a pool of mortgage loans or other mortgage-backed securities. CMOs and REMICs are issued in 2 or more classes with varying maturity dates and interest rates. A REMIC is a private entity formed to hold a fixed pool of mortgages secured by an interest in real property. A REMIC is a type of CMO that qualifies for special tax treatment under the Internal Revenue Code.

DEBT SECURITIES OF EMERGING MARKET COUNTRIES. Emerging market countries are countries other than Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Holland, Italy, Japan, Luxembourg, New Zealand, Norway, Spain, Sweden, Switzerland, the United Kingdom and the United States. When a Fund invests in securities of a company in an emerging market country, it invests in securities issued by a company that meet 1 or more of the following criteria:

     o    It is organized under the laws of an emerging market country
     o It maintains its principal place of business in an emerging market country
     o The principal trading market for its securities is located in an emerging market country
     o It derives at least 50% of its revenues or profits from operations within emerging market countries
     o It has at least 50% of its assets located in emerging market countries.

Some portfolio managers may define the parameters for a debt security of an emerging market country differently.

REPURCHASE AGREEMENTS. Repurchase agreements are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. Government, its agencies, and instrumentalities. A repurchase agreement is a transaction in which a security is purchased with a simultaneous commitment to sell it back to the seller (a commercial bank or recognized securities dealer) at an agreed upon price on an agreed upon date. This date is usually not more than 7 days from the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest, which is unrelated to the coupon rate or maturity of the purchased security.

TO-BE-ANNOUNCED SECURITIES. To-be-announced securities are paid for and delivered within 15 to 45 days from their date of purchase. In a to-be-announced transaction, the parties to the transaction commit to purchasing or selling securities before all the specific information, particularly the face amount of the securities, is known. If a Fund invests in to-be-announced securities, it will maintain a segregated account of cash or liquid securities to pay for its to-be-announced securities and this account will be valued daily in order to account for market fluctuations in the value of its to-be-announced commitments.

HOW CAN I TELL, AT A GLANCE, A FUND'S KEY RISKS?
--------------------------------------------------------------------------------

The following table shows some of the main risks to which each Fund is subject. Risks marked P are principal risks. Risks marked O are other risks that may impact the Fund to a lesser extent. Each risk is described in detail below:

                                                  Intermediate             Short Term Institutional
                                                      Term       Money     Government  Government
                           High Yield     Bond     Government    Market      Income      Income
                              Fund        Fund     Income Fund    Fund        Fund        Fund
INTEREST RATE RISK              P           P           P           P           P           P
---------------------------------------------------------------------------------------------------
   Mortgage-related securities  O           P           P                       P           P
---------------------------------------------------------------------------------------------------
CREDIT RISK                     P           P           P           P           P           P
---------------------------------------------------------------------------------------------------
Non-investment grade debt       P           O
securities
---------------------------------------------------------------------------------------------------
FOREIGN INVESTING RISK          O           O
---------------------------------------------------------------------------------------------------
   Emerging markets risk        O
---------------------------------------------------------------------------------------------------
   Political risk               O
---------------------------------------------------------------------------------------------------

RISKS OF INVESTING IN THE FUNDS
--------------------------------------------------------------------------------

INTEREST RATE RISK. Each of the High Yield Fund, the Bond Fund and the Intermediate Term Government Income Fund is subject to the risk that the market value of its portfolio securities will decline because of rising interest rates. The price of debt securities is generally linked to the prevailing market interest rates. In general, when interest rates rise, the price of debt securities falls, and when interest rates fall, the price of debt securities rises. The price volatility of a debt security also depends on its maturity. Generally, the longer the maturity of a debt security the greater its sensitivity to changes in interest rates. To compensate investors for this higher risk, debt securities with longer maturities generally offer higher yields than debt securities with shorter maturities.

The yield of the Money Market Fund, the Short Term Government Income Fund and the Institutional Government Income Fund will vary from day to day due to changes in interest rates. Generally, each Fund's yield will increase when interest rates increase and will decrease when interest rates decrease.

     o Mortgage-related securities. Payments from the pool of loans underlying a mortgage-related security may not be enough to meet the monthly payments of the mortgage-related security. If this occurs, the mortgage-related security will lose value. Also, prepayments of mortgages or mortgage foreclosures will shorten the life of the pool of mortgages underlying a mortgage-related security and will affect the average life of the mortgage-related securities held by a Fund. Mortgage prepayments vary based on several factors including the level of interest rates, general economic conditions, the location and age of the mortgage and other demographic conditions. In periods of falling interest rates, there are usually more prepayments. The reinvestment of cash received from prepayments will, therefore, usually be at lower interest rates than the original investment, lowering a Fund's yield. Mortgage-related securities may be less likely to increase in value during periods of falling interest rates than other debt securities.

CREDIT RISK. The securities in a Fund's portfolio are subject to the possibility that a deterioration in the financial condition of an issuer, or a deterioration in general economic conditions, could cause an issuer to fail to make timely payments of principal or interest, when due. Securities in the lowest category of investment grade may have some risky characteristics and changes in economic conditions may be more likely to cause issuers of these securities to be unable to make payments.

     o Non-investment grade debt securities. Non-investment grade debt securities are sometimes referred to as "junk bonds" and may be very risky with respect to their issuers' ability to make payments of interest and principal. There is a high risk that a Fund could suffer a loss from investments in non-investment grade debt securities caused by the default of an issuer of such securities. Part of the reason for this high risk is that, in the event of a default or bankruptcy, holders of non-investment grade debt securities generally will not receive payments until the holders of all other debt have been paid. In addition, the market for non-investment grade debt securities has, in the past, had more frequent and larger price changes than the markets for other securities. Non-investment grade debt securities can also be more difficult to sell for good value.

FOREIGN INVESTING. Investing in foreign securities poses unique risks such as fluctuation in currency exchange rates, market illiquidity, price volatility, high trading costs, difficulties in settlement, regulations on stock exchanges, limits on foreign ownership, less stringent accounting, reporting and disclosure requirements, and other considerations. In the past, equity and debt instruments of foreign markets have had more frequent and larger price changes than those of U.S. markets.

     o Emerging markets risk. Investments in a country that is still relatively underdeveloped involves exposure to economic structures that are generally less diverse and mature than in the U.S. and to political and legal systems which may be less stable. In the past, markets of developing countries have had more frequent and larger price changes than those of developed countries.

     o Political risk. Political risk includes a greater potential for revolts, and the taking of assets by governments. For example, a Fund may invest in Eastern Europe and former states of the Soviet Union. These countries were under communist rule that took control of private industry. This could occur again in this region or others in which a Fund may invest, in which case the Fund may lose all or part of its investment in the securities of that country.

THE FUNDS' MANAGEMENT

INVESTMENT ADVISOR
--------------------------------------------------------------------------------

Touchstone Advisors, Inc. (the "Advisor" or "Touchstone Advisors") located at 221 East Fourth Street, Cincinnati, Ohio 45202, is the investment advisor for the Funds.

Touchstone Advisors has been registered as an investment advisor under the Investment Advisers Act of 1940, as amended (the "Advisers Act") since 1994. As of December 31, 2001, Touchstone Advisors had approximately $1.8 billion in assets under management.

Touchstone Advisors is responsible for selecting each Fund's Sub-Advisor, subject to review by the Board of Trustees. Touchstone Advisors selects a Sub-Advisor that has shown good investment performance in its areas of expertise. Touchstone Advisors considers various factors in evaluating the Funds' Sub-Advisor, including:

     o    Level of knowledge and skill
     o    Performance as compared to its peers or benchmark
     o    Consistency of performance over 5 years or more
     o    Level of compliance with investment rules and strategies
     o    Employees, facilities and financial strength
     o    Quality of service

Touchstone Advisors will also continually monitor the performance of the Funds' Sub-Advisor through various analyses and through in-person, telephone and written consultations with the Sub-Advisor.

Touchstone Advisors discusses its expectations for performance with the Sub-Advisor. Touchstone Advisors provides written evaluations and recommendations to the Board of Trustees, including whether or not the Sub-Advisor's contract should be renewed, modified or terminated.

Touchstone Advisors is responsible for running all of the operations of the Funds, except for those that are subcontracted to the Sub-Advisor, custodian, transfer agent and administrator.

Each Fund pays Touchstone Advisors a fee for its services. Out of this fee Touchstone Advisors pays the Sub-Advisor a fee for its services. The fee paid to Touchstone Advisors by each Fund during its most recent fiscal year is shown in the table below:

High Yield Fund                                0.60% of average daily net assets
--------------------------------------------------------------------------------
Bond Fund                                      0.50% of average daily net assets
Intermediate Term Government Income Fund
--------------------------------------------------------------------------------
Money Market Fund                              0.49% of average daily net assets
Short Term Government Income Fund
--------------------------------------------------------------------------------
Institutional Government Income Fund           0.20% of average daily net assets
--------------------------------------------------------------------------------

FUND SUB-ADVISOR
--------------------------------------------------------------------------------

The Sub-Advisor makes the day-to-day decisions regarding buying and selling specific securities for each Fund. The Sub-Advisor manages the investments held by a Fund according to the Fund's investment goals and strategies.

SUB-ADVISOR TO THE FUNDS
------------------------

FORT WASHINGTON INVESTMENT ADVISORS, INC. (FORT WASHINGTON)
420 EAST FOURTH STREET, CINCINNATI, OH 45202

Fort Washington has been registered as an investment advisor under the Advisers Act since 1990. Fort Washington provides investment advisory services to individuals, institutions, mutual funds and variable annuity products. As of December 31, 2001, Fort Washington had approximately $19 billion in assets under management.

At Fort Washington, a primary manager and a secondary manager are responsible for the day-to-day management of the Funds. The primary and secondary managers for the High Yield Fund, the Bond Fund and the Intermediate Term Government Income Fund are as follows:

FUND                                 PRIMARY MANAGER           SECONDARY MANAGER
----                                 ---------------           -----------------

High Yield Fund                      Brendan M. White          Roger M. Lanham

Bond Fund                            Timothy J. Policinski     Daniel J. Carter

Intermediate Term Government         Timothy J. Policinski     Daniel J. Carter
  Income Fund

Brendan M. White, CFA, is primarily responsible for managing the High Yield Fund and has managed the Fund since its inception. Mr. White is Vice President and Senior Portfolio Manager of Fort Washington. He has been employed by Fort Washington since 1993 and has 13 years of fixed-income management experience.

Timothy J. Policinski, CFA, is primarily responsible for managing the Bond Fund and the Intermediate Term Government Income Fund. Mr. Policinski has served as Vice President and Senior Portfolio Manager of Fort Washington since 2001 and has been managing each Fund since that date. Prior to joining Fort Washington, he was employed by Lincoln Investment

Management where he served as Vice President, Public Bond Manager from 1997 until 2000 and Vice President, portfolio manager - mutual funds from 1994 until 1997.

Roger M. Lanham, CFA, is the secondary manager of the High Yield Fund and has managed the Fund since its inception. Mr. Lanham is Vice President and Senior Portfolio Manager of Fort Washington. He has been employed by Fort Washington since 1994, prior to which he was a senior portfolio manager for The Western and Southern Life Insurance Company.

Daniel J. Carter, CFA, is the secondary manager of the Bond Fund and the Intermediate Term Government Income Fund and has managed each Fund since September 2001. Mr. Carter has served as Assistant Portfolio Manager of Fort Washington since 2000. Prior to joining Fort Washington, he was a securities analyst at Ohio Casualty Group from 1999 until 2000 and a securities analyst at Provident Bank from 1996 until 1999.

Fort Washington is an affiliate of Touchstone Advisors. Therefore, Touchstone Advisors may have a conflict of interest when making decisions to keep Fort Washington as a Fund's Sub-Advisor. The Board of Trustees reviews all of Touchstone Advisors' decisions to reduce the possibility of a conflict of interest situation.

CHOOSING A CLASS OF SHARES

HIGH YIELD FUND, BOND FUND AND INTERMEDIATE TERM GOVERNMENT INCOME FUND

The High Yield Fund, the Bond Fund and the Intermediate Term Government Income Fund each offer Class A shares, Class B shares and Class C shares. Each class of shares has different sales charges and distribution fees. The amount of sales charges and distribution fees you pay will depend on which class of shares you decide to purchase.

     CLASS A SHARES
     --------------

The offering price of Class A shares of each of the High Yield Fund, the Bond Fund and the Intermediate Term Government Income Fund is equal to its net asset value ("NAV") plus a front-end sales charge that you pay when you buy your shares. The front-end sales charge is generally deducted from the amount of your investment.

The following table shows the amount of front-end sales charge you will pay on purchases of Class A shares. The amount of front-end sales charge is shown as a percentage of (1) offering price and (2) the net amount invested after the charge has been subtracted. Note that the front-end sales charge gets lower as your investment amount gets larger.

                                     SALES CHARGE AS % OF   SALES CHARGE AS % OF
AMOUNT OF YOUR INVESTMENT               OFFERING PRICE      NET AMOUNT INVESTED
-------------------------               --------------      -------------------

Under $50,000                                4.75%                 4.99%
$50,000 but less than $100,000               4.50%                 4.72%
$100,000 but less than $250,000              3.50%                 3.63%
$250,000 but less than $500,000              2.95%                 3.04%
$500,000 but less than $1 million            2.25%                 2.31%
$1 million or more                           0.00%                 0.00%

There is no front-end sales charge if you invest $1 million or more in a Fund. This includes large total purchases made through programs such as Aggregation, Concurrent Purchases, Letters of Intent and Rights of Accumulation. These programs are described more fully in the Statement of Additional Information ("SAI"). In addition, there is no front-end sales charge on purchases by certain persons related to the Funds or their service providers and certain other persons listed in the SAI. At the option of the Trust, the front-end sales charge may be included on purchases by such persons in the future.

If you redeem shares that you purchased as part of the $1 million purchase within 1 year, you may pay a contingent deferred sales charge ("CDSC"), a sales charge you pay when you redeem your shares, of 1% on the shares redeemed.

The High Yield Fund, the Bond Fund and the Intermediate Term Government Income Fund have each adopted a distribution plan under Rule 12b-1 of the Investment Company Act of 1940, as amended (the "1940 Act") for its Class A shares. This plan allows each Fund to pay distribution fees for the sale and distribution of its Class A shares. Under the plan, each Fund pays an annual fee of up to 0.35% of its average daily net assets that are attributable to Class A shares. Because these fees are paid out of a Fund's assets on an ongoing basis, they will increase the cost of your investment and over time may cost you more than paying other types of sales charges.

     CLASS B SHARES
     --------------

BECAUSE IN MOST CASES IT IS MORE ADVANTAGEOUS TO PURCHASE CLASS A SHARES FOR AMOUNTS IN EXCESS OF $500,000, A REQUEST TO PURCHASE CLASS B SHARES FOR $500,000 OR MORE WILL USUALLY BE CONSIDERED AS A PURCHASE REQUEST FOR CLASS A SHARES OR DECLINED.

Class B shares of the High Yield Fund, the Bond Fund and the Intermediate Term Government Income Fund are sold at NAV without an initial sales charge so that the full amount of your purchase payment may be immediately invested in the Funds. A CDSC will be charged if you redeem Class B shares within 6 years after you purchased them. The amount of the CDSC will depend on how long you have held your shares, as set forth in the following table:

                                                            CDSC AS A
YEAR SINCE PURCHASE PAYMENT MADE                   % OF AMOUNT SUBJECT TO CHARGE

First                                                          5.00%
Second                                                         4.00%
Third                                                          3.00%
Fourth                                                         2.00%
Fifth                                                          1.00%
Sixth                                                          1.00%
Seventh and thereafter*                                        None

* Class B shares will automatically convert to Class A shares after they have been held for approximately 8 years.

The High Yield Fund, the Bond Fund and the Intermediate Term Government Income Fund have each adopted a distribution plan under Rule 12b-1 of the 1940 Act for its Class B shares. This plan allows each Fund to pay distribution and other fees for the sale and distribution of its Class B shares and for services provided to holders of Class B shares. Under the plan, each Fund pays an annual fee of up to 1.00% of its average daily net assets that are attributable to Class B shares. Because these fees are paid out of a Fund's assets on an ongoing basis, they will increase the cost of your investment and over time may cost you more than paying other types of sales charges.

CONVERSION TO CLASS A SHARES. Class B shares will convert automatically to Class A shares in the month of your 8-year anniversary date or in the beginning of the 9th year after the date of your original purchase of those shares. The conversion is based on the relative NAVs of the shares of the two classes on the conversion date and no sales charge will be imposed. Class B shares you have acquired through automatic reinvestment of dividends or capital gains will be converted in proportion to the total number of Class B shares you have purchased and own. Since the Rule 12b-1 distribution fees for Class A shares are lower than for Class B shares, converting to Class A shares will lower your expenses.

     CLASS C SHARES
     --------------

BECAUSE IN MOST CASES IT IS MORE ADVANTAGEOUS TO PURCHASE CLASS A SHARES FOR AMOUNTS IN EXCESS OF $1 MILLION, A REQUEST TO PURCHASE CLASS C SHARES FOR $1 MILLION OR MORE WILL USUALLY BE CONSIDERED AS A PURCHASE REQUEST FOR CLASS A SHARES OR DECLINED.

Class C shares of each of the High Yield Fund, the Bond Fund and the Intermediate Term Government Income Fund are sold at NAV without an initial sales charge so that the full amount of your purchase payment may be immediately invested in the Funds. A CDSC of 1% will be charged on Class C shares redeemed within 1 year after you purchased them.

The High Yield Fund, the Bond Fund and the Intermediate Term Government Income Fund have each adopted a distribution plan under Rule 12b-1 of the 1940 Act for its Class C shares. This plan allows each Fund to pay distribution and other fees for the sale and distribution of its Class C shares and for services provided to holders of Class C shares. Under the plan, each Fund pays an annual fee of up to 1.00% of its average daily net assets that are attributable to Class C shares. Because these fees are paid out of a Fund's assets on an ongoing basis, they will increase the cost of your investment and over time may cost you more than paying other types of sales charges.

MONEY MARKET FUND

The Money Market Fund offers Class A shares and Class B shares. Each class of shares has different sales charges and distribution fees. The amount of sales charges and distribution fees you pay will depend on which class of shares you decide to purchase.

     CLASS A SHARES
     --------------

Class A shares are sold at NAV without an initial sales charge so that the full amount of your purchase payment may be immediately invested in the Fund. The Fund has adopted a distribution plan under Rule 12b-1 of the 1940 Act for its Class A shares. The plan allows the Money Market Fund to pay an annual fee of up to 0.35% of its average daily net assets for the sale and distribution of shares. Because these fees are paid out of the Fund's assets on an ongoing basis, they will increase the cost of your investment and over time may cost you more than paying other types of sales charges.

     CLASS B SHARES
     --------------

Class B shares are sold at NAV without an initial sales charge so that the full amount of your purchase payment may be immediately invested in the Fund. A CDSC will be charged if you redeem Class B shares within 6 years after you purchased them. The amount of CDSC will depend on how long you have held your shares, as set forth in the following table:

YEAR SINCE PURCHASE                                         CDSC AS A
PAYMENT MADE                                       % OF AMOUNT SUBJECT TO CHARGE

First                                                          5.00%
Second                                                         4.00%
Third                                                          3.00%
Fourth                                                         2.00%
Fifth                                                          1.00%
Sixth                                                          1.00%
Seventh and thereafter*                                        None

* Class B shares will automatically convert to Class A shares after they have been held for approximately 8 years.

The Money Market Fund has adopted a distribution plan under Rule 12b-1 of the 1940 Act for its Class B shares. This plan allows the Fund to pay distribution and other fees for the sale and distribution of its Class B shares and for services provided to holders of Class B shares. Under the plan, the Fund pays an annual fee of up to 1.00% of its average daily net assets that are attributable to Class B shares. Because these fees are paid out of the Fund's assets on an ongoing basis, they will increase the cost of your investment and over time may cost you more than paying other types of sales charges.

CONVERSION TO CLASS A SHARES. Class B shares will convert automatically to Class A shares in the month of your 8-year anniversary date or in the beginning of the 9th year after the date of your original purchase of those shares. The conversion is based on the relative NAVs of the shares of the two classes on the conversion date. Class B shares you have acquired through automatic reinvestment of dividends will be converted in proportion to the total number of Class B shares you have purchased and own. Since the Rule 12b-1 distribution fees for Class A shares are lower than for Class B shares, converting to Class A shares will lower your expenses.

SHORT TERM GOVERNMENT INCOME FUND AND INSTITUTIONAL GOVERNMENT INCOME FUND

The Short Term Government Income Fund and the Institutional Government Income Fund each offer a single class of shares. Each Fund has adopted a distribution plan under Rule 12b-1 of the 1940 Act for its shares. The plan allows the Short Term Government Income Fund to pay an annual fee of up to 0.35% of its average daily net assets and the Institutional Government Income Fund to pay an annual fee of up to 0.10% of its average daily net assets for the sale and distribution of shares. Because these fees are paid out of a Fund's assets on an ongoing basis, they will increase the cost of your investment and over time may cost you more than paying other types of sales charges.

INVESTING WITH TOUCHSTONE

CHOOSING THE APPROPRIATE INVESTMENTS TO MATCH YOUR GOALS. Investing well requires a plan. We recommend that you meet with your financial advisor to plan a strategy that will best meet your financial goals.

PURCHASING YOUR SHARES
--------------------------------------------------------------------------------

You can contact your financial advisor to purchase shares of the Funds. You may also purchase shares of any Fund directly from Touchstone Securities, Inc. ("Touchstone"). In any event, you must complete the investment application included in this Prospectus. You may also obtain an investment application from Touchstone or your financial advisor.

For more information about how to purchase shares, telephone Touchstone (Nationwide call toll-free 1.800.543.0407).

! INVESTOR ALERT: Each Touchstone Fund reserves the right to reject any purchase request - including exchanges from other Touchstone Funds - that it regards as disruptive to efficient portfolio management. For example, a purchase request could be rejected because of the timing of the investment or because of a history of excessive trading by the investor.

You should read this Prospectus carefully and then determine how much you want to invest. Check below to find the minimum investment amount required to purchase shares as well as to learn about the various ways you can purchase your shares.

-------------------------------------------------------------------------------

                                High Yield Fund
                                  Bond Fund
                   Intermediate Term Government Income Fund
                              Money Market Fund
                     Short Term Government Income Fund       Institutional Government Income Fund

                                    Initial      Additional   Initial      Additional
                                    Investment   Investment   Investment   Investment
                                    ----------   ----------   ----------   ----------
REGULAR ACCOUNT                     $1,000       $   50       $100,000     $   50

RETIREMENT PLAN ACCOUNT OR
CUSTODIAL ACCOUNT UNDER A
UNIFORM GIFTS/TRANSFERS TO                                       Not          Not
MINORS ACT ("UGTMA")                 $  250       $   50       Available    Available

INVESTMENTS THROUGH THE                                           Not          Not
AUTOMATIC INVESTMENT PLAN            $   50       $   50       Available    Available

!    INVESTOR  ALERT:   Touchstone  may  change  these  initial  and  additional
     investment minimums at any time.

OPENING AN ACCOUNT
--------------------------------------------------------------------------------

For information about how to purchase shares, telephone Touchstone (Nationwide call toll-free 1.800.543.0407).

You can invest in the Funds in the following ways:

BY MAIL OR THROUGH YOUR FINANCIAL ADVISOR

o Please make your check (drawn on a U.S. bank and payable in U.S. dollars) payable to the applicable Fund.

o Send your check with the completed investment application to Touchstone, P.O. Box 5354, Cincinnati, Ohio 45201-5354.

o Your application will be processed subject to your check clearing. If your check is returned for insufficient funds or uncollected funds, you may be charged a fee and you will be responsible for any resulting loss to the Fund.

o    You may also open an account through your financial advisor.

o We price direct purchases in the High Yield Fund, the Bond Fund and the Intermediate Term Government Income Fund based upon the next determined public offering price (NAV plus any applicable sales load) after your order is received. Direct purchase orders received by Touchstone by the close of the regular session of trading on the New York Stock Exchange ("NYSE"), generally 4:00 p.m., Eastern time, are processed at that day's public offering price. Direct investments received by Touchstone after the close of the regular session of trading on the NYSE, generally 4:00 p.m., Eastern time, are processed at the public offering price next determined on the following business day. Purchase orders received by financial advisors before the close of the regular session of trading on the NYSE, generally 4:00 p.m., Eastern time, and transmitted to Touchstone by 5:00 p.m. Eastern time, are processed at that day's public offering price. Purchase orders received from financial advisors after 5:00 p.m. Eastern time, are processed at the public offering price next determined on the following business day.

o You may receive a dividend in the Money Market Fund, the Short Term Government Income Fund or the Institutional Government Income Fund on the day you wire an investment if you notify Touchstone of your wire by 12:30 p.m. Eastern time, on that day. Your purchase will be priced based upon the NAV after a proper order is received.

BY EXCHANGE

o You may exchange shares of the Funds for shares of the same class of another Touchstone Fund at NAV. You may also exchange Class A or Class C shares of the Funds for Class A shares of any Touchstone money market fund. Class B shareholders who want to exchange into a money market fund may exchange their shares for Class B shares of the Money Market Fund series of the Trust.

o    You do not have to pay any exchange fee for your exchange.

o Shares otherwise subject to a CDSC will not be charged a CDSC in an exchange. However, when you redeem the shares acquired through the exchange, the shares you redeem may be subject to a CDSC, depending upon when you originally purchased the shares you exchanged. For purposes of computing the CSDC, the length of time you have owned your shares will be measured from the date of original purchase and will not be affected by any exchange.

o If you exchange Class C shares for Class A shares of any Touchstone money market fund, the amount of time you hold shares of the money market fund will not be added to the holding period of your original shares for the purpose of calculating the CDSC, if you later redeem the exchanged shares. However, if you exchange back into your original Class C shares, the prior holding period of your Class C shares will be added to your current holding period of Class C shares in calculating the CDSC.

o You should review the disclosure provided in the Prospectus relating to the exchanged-for shares carefully before making an exchange of your Fund shares.

THROUGH RETIREMENT PLANS

o    You may invest in each Fund  (except the  Institutional  Government  Income
     Fund) through various retirement plans. These include individual retirement plans and employer sponsored retirement plans, such as defined benefit and defined contribution plans.

INDIVIDUAL RETIREMENT PLANS

o    Traditional Individual Retirement Accounts (IRAs)

o    Savings Incentive Match Plan for Employees (SIMPLE IRAs)

o    Spousal IRAs

o    Roth Individual Retirement Accounts (Roth IRAs)

o    Coverdell Education Savings Accounts (Education IRAs)

o    Simplified Employee Pension Plans (SEP IRAs)

o 403(b) Tax Sheltered Accounts that employ as custodian a bank acceptable to Touchstone

EMPLOYER SPONSORED RETIREMENT PLANS

o    Defined benefit plans

o Defined contribution plans (including 401k plans, profit sharing plans and money purchase plans)

o    457 plans

ooo  SPECIAL TAX CONSIDERATION
To determine which type of retirement plan is appropriate for you, please contact your tax advisor.

o    For further  information about any of the plans,  agreements,  applications
     and  annual   fees,   contact   Touchstone   (Nationwide   call   toll-free
     1.800.543.0407) or your financial advisor.

ADDING TO YOUR ACCOUNT
--------------------------------------------------------------------------------

BY CHECK

o Complete the investment form provided at the bottom of a recent account statement.

o    Make your check payable to the applicable Fund.

o    Write your account number on the check.

o Either: (1) Mail the check with the investment form in the envelope provided with your account statement; or (2) Mail the check directly to your financial advisor at the address printed on your account statement. Your financial advisor is responsible for forwarding payment promptly to Touchstone.

o If your check is returned for insufficient funds or uncollected funds, you may be charged a fee and you will be responsible for any resulting loss to the Fund.

BY WIRE

o Contact your bank and ask it to wire federal funds to Touchstone. Specify your name and account number.

o Purchases in the High Yield Fund, the Bond Fund and the Intermediate Term Government Income Fund will be processed at that day's public offering price if Touchstone receives a properly executed wire by 4:00 p.m., Eastern time, on a day when the NYSE is open for regular trading.

o You may receive a dividend in the Money Market Fund, the Short Term Government Income Fund or the Institutional Government Income Fund on the day you wire an investment if you notify Touchstone of your wire by 12:30 p.m., Eastern time, on that day.

o    Banks may charge a fee for handling wire transfers.

o You should contact Touchstone or your financial advisor for further instructions.

BY EXCHANGE

o You may add to your account by exchanging shares from an unaffiliated mutual fund or from another Touchstone Fund.

o For information about how to exchange shares among the Touchstone Funds, see "Opening an Account - By exchange" in this Prospectus.

AUTOMATIC INVESTMENT OPTIONS
--------------------------------------------------------------------------------

The various ways that you can invest in the Funds are outlined below. Touchstone does not charge any fees for these services.

AUTOMATIC INVESTMENT PLAN. You can pre-authorize monthly investments of $50 or more in a Fund to be processed electronically from a checking or savings account. You will need to complete the appropriate section in the investment application to do this. This option is not available to shareholders in the Institutional Government Income Fund. For further details about this service, call Touchstone at 1.800.543.0407.

REINVESTMENT/CROSS REINVESTMENT. Dividends and capital gains can be automatically reinvested in the Fund that pays them or in another Fund within the same class of shares without a fee or sales charge. Dividends and capital gains will be reinvested in the Fund that pays them, unless you indicate otherwise on your investment application. You may also choose to have your dividends or capital gains paid to you in cash.

DIRECT DEPOSIT PURCHASE PLAN. You may automatically invest Social Security checks, private payroll checks, pension pay outs or any other pre-authorized government or private recurring payments in our Funds. This occurs on a monthly basis and the minimum investment is $50. This option is not available to shareholders in the Institutional Government Income Fund.

DOLLAR COST AVERAGING. Our Dollar Cost Averaging program allows you to diversify your investments by investing the same amount on a regular basis. You can set up periodic automatic transfers of at least $50 from one Touchstone Fund to any other. The applicable sales charge, if any, will be assessed.

CASH SWEEP PROGRAM. Cash accumulations in accounts with financial institutions may be automatically invested in the Funds at the next determined NAV on a day selected by the institution or customer, or when the account balance reaches a predetermined dollar amount. Institutions participating in this program are responsible for placing their orders in a timely manner. You may be charged a fee by your financial institution for participating in this program. This option is available only to shareholders in the Money Market Fund, the Short Term Government Income Fund and the Institutional Government Income Fund.

PROCESSING ORGANIZATIONS. You may also purchase shares of the Funds through a "processing organization," (e.g., a mutual fund supermarket) which is a broker-dealer, bank or other financial institution that purchases shares for its customers. Some of the Funds have authorized certain processing organizations to receive purchase and sale orders on their behalf. Before investing in the Funds through a processing organization, you should read any materials provided by the processing organization together with this Prospectus.

When shares are purchased this way, there may be various differences. The processing organization may:

     o    Charge a fee for its services
     o    Act as the shareholder of record of the shares
     o    Set different minimum initial and additional investment requirements
     o    Impose other charges and restrictions
     o Designate intermediaries to accept purchase and sales orders on the Funds' behalf

Touchstone considers a purchase or sales order as received when an authorized processing organization, or its authorized designee, receives the order in proper form. These orders will be priced based on the Fund's NAV (or offering price) next computed after such order is received in proper form.

Shares held through a processing organization may be transferred into your name following procedures established by your processing organization and Touchstone. Certain processing organizations may receive compensation from the Funds, Touchstone, Touchstone Advisors or their affiliates.

SELLING YOUR SHARES
--------------------------------------------------------------------------------

You may sell some or all of your shares on any day that the Fund calculates its NAV. If your request is received in proper form before the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time), you will receive a price based on that day's NAV for the shares you sell. Otherwise, the price you receive will be based on the NAV that is next calculated.

BY TELEPHONE

o You can sell or exchange your shares over the telephone, unless you have specifically declined this option. If you do not wish to have this ability, you must mark the appropriate section of the investment application. You may only sell shares over the telephone if the amount is less than $25,000.

o    To sell your Fund shares by telephone, call Touchstone at 1.800.543.0407.

o Shares held in IRA accounts and qualified retirement plans cannot be sold by telephone.

o If we receive your sale request before the close of the regular session of trading on the NYSE, generally 4:00 p.m., Eastern time, on a day when the NYSE is open for regular trading, the sale of your shares will be processed at the next determined NAV on that day. Otherwise it will occur on the next business day.

o The proceeds of sales of shares in the Money Market Fund, the Short Term Government Income Fund and the Institutional Government Income Fund may be wired to you on the same day of your telephone request, if your request is properly made before 12:30 p.m. Eastern time.

o Interruptions in telephone service could prevent you from selling your shares by telephone when you want to. When you have difficulty making telephone sales, you should mail to Touchstone (or send by overnight delivery) a written request for the sale of your shares.

o In order to protect your investment assets, Touchstone will only follow instructions received by telephone that it reasonably believes to be genuine. However, there is no guarantee that the instructions relied upon will always be genuine and Touchstone will not be liable, in those cases. Touchstone has certain procedures to confirm that telephone instructions are genuine. If it does not follow such procedures in a particular case it may be liable for any losses due to unauthorized or fraudulent instructions. Some of these procedures may include:

     o    Requiring personal identification

     o Making checks payable only to the owner(s) of the account shown on Touchstone's records

     o Mailing checks only to the account address shown on Touchstone's records

     o    Directing wires only to the bank account shown on Touchstone's records

     o    Providing written confirmation for transactions requested by telephone

     o    Tape recording instructions received by telephone

BY MAIL

o    Write to Touchstone.

o    Indicate the number of shares or dollar amount to be sold.

o    Include your name and account number.

o Sign your request exactly as your name appears on your investment application.

BY WIRE

o    Complete the appropriate information on the investment application.

o If your proceeds are $1,000 or more, you may request that Touchstone wire them to your bank account.

o You may be charged a fee. (There is no fee for wire redemptions in the Institutional Government Income Fund.)

o Redemption proceeds will only be wired to a commercial bank or brokerage firm in the United States.

o Your redemption proceeds may be deposited without a charge directly into your bank account through an ACH transaction. Contact Touchstone for more information.

BY CHECK

o You may open a checking account in the Intermediate Term Government Income Fund (Class A and Class C shares only), the Money Market Fund (Class A shares only) or the Short Term Government Income Fund and redeem shares by check.

o    There is no fee for your checking account.

o The minimum amount of each check redemption is $100. All checks written for less than the minimum amount will be returned. You may be charged a fee for checks written below the minimum.

o Checks will be processed at the NAV on the day the check is presented to the Custodian for payment.

o If the amount of your check is more than the value of the shares held in your account, you will be charged for each check returned for insufficient funds.

o Shareholders of the Intermediate Term Government Income Fund should be aware that the Fund's NAV fluctuates daily and that writing a check is a taxable event.

o    Checks may not be certified.

o If you invest in a Fund through a cash sweep program with a financial institution, you may not open a checking account.

THROUGH A SYSTEMATIC WITHDRAWAL PLAN

o You may elect to receive, or send to a third party, withdrawals of $50 or more if your account value is at least $5,000.

o    Withdrawals can be made monthly, quarterly, semiannually or annually.

o    There is no special fee for this service.

o    There is no minimum amount required for retirement plans.

o The systematic withdrawal plan is not available to shareholders in the Institutional Government Income Fund.

ooo  SPECIAL TAX CONSIDERATION
Involuntary sales in the High Yield Fund, the Bond Fund and the Intermediate Term Government Income Fund may result in the sale of your shares at a loss or may result in taxable investment gains.

THROUGH YOUR FINANCIAL ADVISOR

o You may also sell shares by contacting your financial advisor, who may charge you a fee for this service. Shares held in street name must be sold through your financial advisor or, if applicable, the processing organization.

o Your financial advisor is responsible for making sure that sale requests are transmitted to Touchstone in proper form in a timely manner.

ooo  SPECIAL TAX CONSIDERATION
Selling your shares in the High Yield Fund, the Bond Fund or the Intermediate Term Government Income Fund may cause you to incur a taxable gain or loss.

! INVESTOR ALERT: Unless otherwise specified, proceeds will be sent to the record owner at the address shown on Touchstone's records.

CONTINGENT DEFERRED SALES CHARGE
--------------------------------------------------------------------------------

If you purchase $1 million or more Class A shares at NAV, a CDSC of 1.00% will be charged on redemptions made within 1 year of purchase. A CDSC of 5.00% will be charged on redemptions of Class B shares made within 1 year of purchase. This charge will be incrementally reduced and after the 6th year there is no CDSC. A CDSC of 1.00% will be charged on Class C shares redeemed within 1 year of purchase.

The CDSC will not apply to redemptions of shares you received through reinvested dividends or capital gains distributions and may be waived under certain circumstances described below. The CDSC will be assessed on the lesser of your shares' NAV at the time of redemption or the time of purchase. Therefore, any increase in the share price is not subject to the CDSC. The CDSC is paid to Touchstone to reimburse expenses incurred in providing distribution-related services to the Funds in connection with the sale of shares.

No CDSC is applied if:

o The redemption is due to the death or post-purchase disability of a shareholder

o The redemption is from a systematic withdrawal plan and represents no more than 10% of your annual account value
o The redemption is a benefit payment made from a qualified retirement plan, unless the redemption is due to termination of the plan or transfer of the plan to another financial institution

When we determine whether a CDSC is payable on a redemption, we assume that:

     o    The redemption is made first from amounts not subject to a CDSC; then
     o    From the earliest purchase payment(s) that remain invested in the Fund

The SAI contains further details about the CDSC and the conditions for waiving the CDSC.

SIGNATURE GUARANTEES
--------------------------------------------------------------------------------

Some circumstances require that the request for the sale of shares have a signature guarantee. A signature guarantee helps protect you against fraud. You can obtain one from most banks or securities dealers, but not from a notary public. Some circumstances requiring a signature guarantee include:

o    Proceeds from the sale of shares that exceed $100,000
o Proceeds to be paid when information on your investment application has been changed within the last 30 days (including a change in your name or your address, or the name or address of a payee)
o    Proceeds are being sent to an address other than the address of record
o Proceeds or shares are being sent/transferred from a joint account to an individual's account
o Changing wire or ACH instructions or sending proceeds via wire or ACH when instructions have been added within 30 days of your redemption request
o Proceeds or shares are being sent/transferred between accounts with different account registrations

RECEIVING SALE PROCEEDS
--------------------------------------------------------------------------------

HIGH YIELD FUND, BOND FUND AND INTERMEDIATE TERM GOVERNMENT INCOME FUND. Touchstone will forward the proceeds of your sale to you (or to your financial advisor) within 7 days (normally within 3 business days) from the date of a proper request.

MONEY MARKET FUND, SHORT TERM GOVERNMENT INCOME FUND AND INSTITUTIONAL GOVERNMENT INCOME FUND. Touchstone will forward the proceeds of your sale to you (or to your financial advisor) within 3 business days (normally within 3 business days after receipt of a proper written request and within 1 business day after receipt of a proper telephone request).

PROCEEDS SENT TO FINANCIAL ADVISORS. Proceeds that are sent to your financial advisor will not usually be reinvested for you unless you provide specific instructions to do so. Therefore, the financial advisor may benefit from the use of your money.

FUND SHARES PURCHASED BY CHECK. If you purchase Fund shares by personal check, the proceeds of a sale of those shares will not be sent to you until the check has cleared, which may take up to 15 days. If you may need your money more quickly, you should purchase shares by federal funds, bank wire, or with a certified or cashier's check.

REINSTATEMENT PRIVILEGE. You may reinvest proceeds from a sale of shares of the High Yield Fund, the Bond Fund or the Intermediate Term Government Income Fund (or a dividend or capital gain distribution on these shares) in any of the Touchstone Funds without a sales charge. You may do so by sending a written request and a check to Touchstone within 90 days after the date of the sale, dividend or distribution. Reinvestment will be at the next NAV calculated after Touchstone receives your request.

ooo  SPECIAL TAX CONSIDERATION
If you exercise the Reinstatement Privilege, you should contact your tax advisor.

LOW ACCOUNT BALANCES. Touchstone may sell your shares and send the proceeds to you if your balance falls below the minimum amount required for your account as a result of redemptions that you have made (as opposed to a reduction from market changes). This involuntary sale does not apply to retirement accounts or custodian accounts under the Uniform Gifts/Transfers to Minors Act (UGTMA). Touchstone will notify you if your shares are about to be sold and you will have 30 days to increase your account balance to the minimum amount.

DELAY OF PAYMENT. It is possible that the payments of your sale proceeds could be postponed or your right to sell your shares could be suspended during certain circumstances. These circumstances can occur:

     o    When the NYSE is closed for other than customary weekends and holidays

     o    When trading on the NYSE is restricted

     o    When  an  emergency   situation  causes  the  Sub-Advisor  to  not  be
          reasonably able to dispose of certain securities or to fairly determine the value of a Fund's net assets

     o    During any other time when the SEC, by order, permits

PRICING OF FUND SHARES
--------------------------------------------------------------------------------

The share price, also called NAV, of each of the Money Market Fund, the Short Term Government Income Fund and the Institutional Government Income Fund is determined as of 12:30 p.m. and 4:00 p.m. Eastern time, every day the NYSE is open. The offering price (NAV plus a sales charge, if applicable) of each of the High Yield Fund, the Bond Fund and the Intermediate Term Government Income Fund is determined as of the close of trading (normally 4:00 p.m., Eastern time) every day the NYSE is open. Each Fund calculates its NAV per share, generally using market prices, by dividing the total value of its net assets by the number of shares outstanding. Shares are purchased or sold at NAV (or the next offering price) determined after your purchase or sale order is received in proper form by Touchstone.

The Money Market Fund, the Short Term Government Income Fund and the Institutional Government Income Fund each seek to maintain a constant share price of $1.00 per share by valuing investments on an amortized cost basis. Under the amortized cost method of valuation, each Fund maintains a dollar-weighted average portfolio maturity of 90 days or less, purchases only United States dollar-denominated securities with maturities of 13 months or less and invests only in securities that meet its quality standards and present minimal credit risks. Each Fund's obligations are valued at original cost adjusted for amortization of premium or accumulation of discount, rather than at market value. This method should enable a Fund to maintain a stable NAV per share. However, there is no assurance that a Fund will be able to do so.

The value of the securities held by the High Yield Fund, the Bond Fund and the Intermediate Term Government Income Fund is determined as follows: (1) Securities which have available market quotations are priced according to the most recent bid price quoted by 1 or more of the major market makers; (2) Securities that do not have available market prices are priced at their fair value using consistent procedures established in good faith by the Board of Trustees.

DISTRIBUTIONS AND TAXES

ooo  SPECIAL TAX CONSIDERATION
You should consult with your tax advisor to address your own tax situation.

Each Fund intends to distribute to its shareholders substantially all of its income and capital gains. The table below outlines when dividends are declared and paid for by each Fund:

                                            Dividends Declared    Dividends Paid

Intermediate Term Government Income Fund
Money Market Fund
Short Term Government Income Fund
Institutional Government Income Fund         Daily              Monthly
--------------------------------------------------------------------------------

Bond Fund
High Yield Fund                              Monthly            Monthly
--------------------------------------------------------------------------------

Distributions of any capital gains earned by a Fund will be made at least annually.

TAX INFORMATION
--------------------------------------------------------------------------------

DISTRIBUTIONS. Each Fund will make distributions that may be taxed as ordinary income or capital gains (which may be taxed at different rates depending on the length of time the Fund holds its assets). Each Fund's distributions may be subject to federal income tax whether you reinvest such dividends in additional shares of the Fund or choose to receive cash.

ORDINARY INCOME. Net investment income and short-term capital gains that are distributed to you are taxable as ordinary income for federal income tax purposes regardless of how long you have held your Fund shares.

LONG-TERM CAPITAL GAINS. Long-term capital gains distributed to you are taxable as long-term capital gains for federal income tax purposes regardless of how long you have held your Fund shares.

ooo  SPECIAL TAX CONSIDERATION
For federal income tax purposes, an exchange of shares is treated as a sale of the shares and a purchase of the shares you receive in exchange. Therefore, you may incur a taxable gain or loss in connection with the exchange.

STATEMENTS AND NOTICES. You will receive an annual statement outlining the tax status of your distributions. You will also receive written notices of certain distributions paid by the Funds during the prior taxable year.

FINANCIAL HIGHLIGHTS
--------------------

The financial highlights table is intended to help you understand each Fund's financial performance for the past 5 years or during the period of its operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate an investor would have earned or lost on an investment in the Funds (assuming reinvestment of all dividends and distributions). The information for the fiscal periods ended September 30, 2000 and thereafter (and the year ended December 31, 1999 for the Bond Fund) was audited by Ernst & Young LLP, whose report, along with the Funds' financial statements, is included in the SAI, which is available upon request. Information for prior periods was audited by other independent auditors. The public offering of Class B shares of the Money Market Fund has not yet commenced as of February 1, 2002.


HIGH YIELD FUND -- CLASS A

============================================================================================
                               PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------------------
                                                                       YEAR       PERIOD
                                                                      ENDED        ENDED
                                                                    SEPT. 30,    SEPT. 30,
                                                                      2001        2000(A)
--------------------------------------------------------------------------------------------
Net asset value at beginning of period ........................     $  10.09     $  10.00
                                                                    ---------------------
Income from investment operations:
   Net investment income ......................................         0.90         0.33
   Net realized and unrealized gains (losses) on investments ..        (1.01)        0.09
                                                                    ---------------------
Total from investment operations ..............................        (0.11)        0.42
                                                                    ---------------------
Less distributions:
   Dividends from net investment income .......................        (0.90)       (0.33)
   Distributions from net realized gains ......................        (0.01)          --
                                                                    ---------------------
Total distributions ...........................................        (0.91)       (0.33)
                                                                    ---------------------

Net asset value at end of period ..............................     $   9.07     $  10.09
                                                                    =====================

Total return(B) ...............................................       (1.34%)       4.20%(C)
                                                                    =====================

Net assets at end of period (000's) ...........................     $  7,991     $  7,327
                                                                    =====================

Ratio of net expenses to average net assets(D) ................        1.05%        1.04%(E)

Ratio of net investment income to average net assets ..........        9.20%        7.77%(E)

Portfolio turnover rate .......................................          67%          13%(E)

(A) Represents the period from commencement of operations (May 1, 2000) through September 30, 2000.

(B)  Total returns shown exclude the effect of applicable sales loads.

(C)  Not annualized.

(D) Absent fee waivers and/or expense reimbursements, the ratios of expenses to average net assets would have been 2.42% and 1.78%(E) for the periods ended September 30, 2001 and 2000, respectively.

(E)  Annualized.

HIGH YIELD FUND -- CLASS B
================================================================================
                    PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------
                                                                     PERIOD
                                                                      ENDED
                                                                    SEPT. 30,
                                                                     2001(A)
--------------------------------------------------------------------------------
Net asset value at beginning of period ........................     $   9.85
                                                                    --------
Income (loss) from investment operations:
   Net investment income ......................................         0.35
   Net realized and unrealized losses on investments ..........        (0.76)
                                                                    --------
Total from investment operations ..............................        (0.41)
                                                                    --------
Less distributions:
   Dividends from net investment income .......................        (0.35)
   Distributions from net realized gains ......................        (0.01)
                                                                    --------
Total distributions ...........................................        (0.36)
                                                                    --------

Net asset value at end of period ..............................     $   9.08
                                                                    ========

Total return(B) ...............................................       (4.38%)
                                                                    ========

Net assets at end of period (000's) ...........................     $     75
                                                                    ========

Ratio of net expenses to average net assets(C) ................        1.78%(D)

Ratio of net investment income to average net assets ..........        8.34%(D)

Portfolio turnover rate .......................................          67%(D)

(A) Represents the period from commencement of operations (May 1, 2001) through September 30, 2001.

(B) Total return shown excludes the effect of applicable sales load and is not annualized.

(C) Absent fee waivers and/or expense reimbursements, the ratio of expenses to average net assets would have been 3.38%(D) for the period ended September 30, 2001.

(D)  Annualized.

HIGH YIELD FUND -- CLASS C

============================================================================================
                               PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------------------
                                                                       YEAR       PERIOD
                                                                      ENDED        ENDED
                                                                    SEPT. 30,    SEPT. 30,
                                                                      2001        2000(A)
--------------------------------------------------------------------------------------------
Net asset value at beginning of period ........................     $  10.11     $  10.00
                                                                    ---------------------
Income (loss) from investment operations:
   Net investment income ......................................         0.83         0.27
   Net realized and unrealized gains (losses) on investments ..        (1.01)        0.15
                                                                    ---------------------
Total from investment operations ..............................        (0.18)        0.42
                                                                    ---------------------
Less distributions:
   Dividends from net investment income .......................        (0.83)       (0.27)
   Distributions from net realized gains ......................        (0.01)       (0.04)
                                                                    ---------------------
Total distributions ...........................................        (0.84)       (0.31)
                                                                    ---------------------

Net asset value at end of period ..............................     $   9.09     $  10.11
                                                                    =====================

Total return(B) ...............................................       (2.03%)       4.21%(C)
                                                                    =====================

Net assets at end of period (000's) ...........................     $     72     $     12
                                                                    =====================

Ratio of net expenses to average net assets(D) ................        1.80%        1.80%(E)

Ratio of net investment income to average net assets ..........        8.37%        7.91%(E)

Portfolio turnover rate .......................................          67%          13%(E)

(A) Represents the period from commencement of operations (May 23, 2000) through September 30, 2000.

(B)  Total returns shown exclude the effect of applicable sales loads.

(C)  Not annualized.

(D) Absent fee waivers and/or expense reimbursements, the ratio of expenses to average net assets would have been 3.24% and 2.82%(E) for the periods ended September 30, 2001 and 2000, respectively.

(E)  Annualized.

BOND FUND -- CLASS A

=================================================================================================================================
                                                                    PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
---------------------------------------------------------------------------------------------------------------------------------
                                                         YEAR      NINE MONTHS     YEAR         YEAR         YEAR         YEAR
                                                         ENDED        ENDED        ENDED        ENDED        ENDED        ENDED
                                                       SEPT. 30,    SEPT. 30,    DEC. 31,     DEC. 31,     DEC. 31,     DEC. 31,
                                                         2001        2000(A)       1999         1998         1997         1996
---------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period .............   $   9.50     $   9.47     $  10.39     $  10.22     $  10.17     $  10.61
                                                       -------------------------------------------------------------------------
Income (loss) from investment operations:
   Net investment income ...........................       0.53         0.48         0.59         0.55         0.61         0.71
   Net realized and unrealized gains (losses)
      on investments ...............................       0.54         0.03        (0.76)        0.30         0.11        (0.43)
                                                       -------------------------------------------------------------------------
Total from investment operations ...................       1.07         0.51        (0.17)        0.85         0.72         0.28
                                                       -------------------------------------------------------------------------
Less distributions:
   Dividends from net investment income ............      (0.53)       (0.48)       (0.68)       (0.57)       (0.66)       (0.70)
   Distributions from net realized gains ...........         --           --           --        (0.11)       (0.01)       (0.02)
   Return of capital ...............................         --           --        (0.07)          --           --           --
                                                       -------------------------------------------------------------------------
Total distributions ................................      (0.53)       (0.48)       (0.75)       (0.68)       (0.67)       (0.72)
                                                       -------------------------------------------------------------------------
Net asset value at end of period ...................   $  10.04     $   9.50     $   9.47     $  10.39     $  10.22     $  10.17
                                                       =========================================================================
Total return(B) ....................................     11.61%        5.50%(C)    (1.68%)       8.56%        7.30%        2.85%
                                                       =========================================================================
Net assets at end of period (000's) ................   $ 39,683     $ 22,086     $  4,310     $  4,924     $  1,685     $    821
                                                       =========================================================================
Ratio of net expenses to average net assets(D) .....      0.90%        0.90%(E)     0.90%        0.90%        0.90%        0.90%

Ratio of net investment income to average net assets      5.41%        6.16%(E)     5.92%        5.68%        6.08%        6.01%

Portfolio turnover rate ............................        93%         126%(E)       57%         170%          88%          64%

(A) Effective after the close of business on September 30, 2000, the Fund changed its fiscal year-end to September 30.

(B)  Total returns shown exclude the effect of applicable sales loads.

(C)  Not annualized.

(D) Absent fee waivers and/or expense reimbursements, the ratios of expenses to average net assets would have been 1.67%, 2.14%(E), 2.26%, 4.13%, 7.13% and 13.61% for the periods ended September 30, 2001 and 2000, December 31, 1999, 1998, 1997 and 1996, respectively.

(E)  Annualized.

BOND FUND -- CLASS B
================================================================================
                    PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------
                                                                     PERIOD
                                                                      ENDED
                                                                    SEPT. 30,
                                                                     2001(A)
--------------------------------------------------------------------------------
Net asset value at beginning of period ........................     $   9.33
                                                                    --------

Income from investment operations:
   Net investment income ......................................         0.18
   Net realized and unrealized gains on investments ...........         0.26
                                                                    --------
Total from investment operations ..............................         0.44
                                                                    --------

Dividends from net investment income ..........................        (0.18)
                                                                    --------

Net asset value at end of period ..............................     $   9.59
                                                                    ========

Total return(B) ...............................................        4.78%
                                                                    ========

Net assets at end of period (000's) ...........................     $     30
                                                                    ========

Ratio of net expenses to average net assets(C) ................        1.60%(D)

Ratio of net investment income to average net assets ..........        4.29%(D)

Portfolio turnover rate .......................................          93%(D)

(A) Represents the period from commencement of operations (May 1, 2001 through September 30, 2001).

(B) Total return shown excludes the effect of applicable sales load and is not annualized.

(C) Absent fee waivers and/or reimbursements, the ratio of expenses to average net assets would have been 138.55%(D) for the period ended September 30, 2001.

(D)  Annualized.

BOND FUND -- CLASS C

=======================================================================================================
                                          PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
-------------------------------------------------------------------------------------------------------
                                                                       YEAR     NINE MONTHS      YEAR
                                                                      ENDED        ENDED        ENDED
                                                                    SEPT. 30,    SEPT. 30,    DEC. 31,
                                                                      2001        2000(B)      1999(A)
-------------------------------------------------------------------------------------------------------
Net asset value at beginning of period ........................     $   9.07     $   9.15     $  10.08
                                                                    ----------------------------------
Income (loss) from investment operations:
   Net investment income (loss) ...............................         0.45         0.37         0.51
   Net realized and unrealized gains (losses) on investments ..         0.53        (0.03)       (0.75)
                                                                    ----------------------------------
Total from investment operations ..............................         0.98         0.34        (0.24)
                                                                    ----------------------------------
Less distributions:
   Dividends from net investment income .......................        (0.46)       (0.42)       (0.62)
   Return of capital ..........................................           --           --        (0.07)
                                                                    ----------------------------------
Total distributions ...........................................        (0.46)       (0.42)       (0.69)
                                                                    ----------------------------------

Net asset value at end of period ..............................     $   9.59     $   9.07     $   9.15
                                                                    ==================================

Total return(C) ...............................................       11.10%        3.87%(D)    (2.41%)
                                                                    ==================================

Net assets at end of period (000's) ...........................     $  1,522     $    992     $    998
                                                                    ==================================

Ratio of net expenses to average net assets(E) ................        1.65%        1.65%(F)     1.65%

Ratio of net investment income to average net assets ..........        4.73%        5.41%(F)     5.18%

Portfolio turnover rate .......................................          93%         126%(F)      120%

(A)  Class C shares commenced operations on January 1, 1999.

(B) Effective after the close of business on September 30, 2000, the Fund changed its fiscal year-end to September 30.

(C)  Total returns shown exclude the effect of applicable sales loads.

(D)  Not annualized.

(E) Absent fee waivers and/or reimbursements, the ratios of expenses to average net assets would have been 2.90%, 2.89%(F) and 3.01% for the periods end September 30, 2001, 2000 and December 31, 1999, respectively.

(F)  Annualized.

INTERMEDIATE TERM GOVERNMENT INCOME FUND - CLASS A

====================================================================================================================
                                                         PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
--------------------------------------------------------------------------------------------------------------------
                                                                         YEARS ENDED SEPTEMBER 30,
--------------------------------------------------------------------------------------------------------------------
                                                         2001         2000         1999         1998         1997
--------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of year ...............   $  10.27     $  10.34     $  11.15     $  10.67     $  10.49
                                                       ------------------------------------------------------------
Income (loss) from investment operations:
   Net investment income ...........................       0.55         0.59         0.60         0.61         0.61
   Net realized and unrealized gains (losses)
      on investments ...............................       0.65        (0.07)       (0.81)        0.48         0.18
                                                       ------------------------------------------------------------
Total from investment operations ...................       1.20         0.52        (0.21)        1.09         0.79
                                                       ------------------------------------------------------------

Dividends from net investment income ...............      (0.55)       (0.59)       (0.60)       (0.61)       (0.61)
                                                       ------------------------------------------------------------

Net asset value at end of year .....................   $  10.92     $  10.27     $  10.34     $  11.15     $  10.67
                                                       ============================================================

Total return(A) ....................................     11.94%        5.29%       (1.93%)      10.54%        7.74%
                                                       ============================================================

Net assets at end of year (000's) ..................   $ 33,118     $ 35,896     $ 45,060     $ 51,168     $ 53,033
                                                       ============================================================
Ratio of net expenses to
   average net assets(B) ...........................      0.99%        0.99%        0.99%        0.99%        0.99%

Ratio of net investment income to
   average net assets ..............................      5.19%        5.87%        5.59%        5.64%        5.78%

Portfolio turnover rate ............................        53%          27%          58%          29%          49%

(A)  Total returns shown exclude the effect of applicable sales loads.

(B) Absent fee waivers, the ratio of expenses to average net assets would have been 1.09% for the year ended September 30, 2001.

INTERMEDIATE TERM GOVERNMENT INCOME FUND -- CLASS B
================================================================================
                    PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------
                                                                     PERIOD
                                                                      ENDED
                                                                    SEPT. 30,
                                                                     2001(A)
--------------------------------------------------------------------------------
Net asset value at beginning of period ........................     $  10.59
                                                                      ------
Income from investment operations:
   Net investment income ......................................         0.19
   Net realized and unrealized gains on investments ...........         0.33
                                                                    --------
Total from investment operations ..............................         0.52
                                                                    --------

Dividends from net investment income ..........................        (0.19)
                                                                    --------

Net asset value at end of period ..............................     $  10.92
                                                                    ========

Total return(B) ...............................................        4.96%
                                                                    ========

Net assets at end of period (000's) ...........................     $     20
                                                                    ========

Ratio of net expenses to average net assets(C) ................        1.83%(D)

Ratio of net investment income to average net assets ..........        4.02%(D)

Portfolio turnover rate .......................................          53%(D)

(A) Represents the period from commencement of operations (May 1, 2001) through September 30, 2001.

(B) Total return shown excludes the effect of applicable sales load and is not annualized.

(C) Absent fee waivers and/or expense reimbursements, the ratio of expenses to average net assets would have been 2.24% for the period ended September 30, 2001.

(D)  Annualized.

INTERMEDIATE TERM GOVERNMENT INCOME FUND -- CLASS C
================================================================================
                    PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------
                                                                     PERIOD
                                                                      ENDED
                                                                    SEPT. 30,
                                                                     2001(A)
--------------------------------------------------------------------------------
Net asset value at beginning of period ........................     $  10.65
                                                                       ------
Income from investment operations:
   Net investment income ......................................         0.29
   Net realized and unrealized gains on investments ...........         0.26
                                                                    --------
Total from investment operations ..............................         0.55
                                                                    --------

Dividends from net investment income ..........................        (0.29)
                                                                    --------

Net asset value at end of period ..............................     $  10.91
                                                                    ========

Total return(B) ...............................................        5.29%
                                                                    ========

Net assets at end of period (000's) ...........................     $    160
                                                                    ========

Ratio of net expenses to average net assets(C) ................        1.85%(D)

Ratio of net investment income to
   average net assets .........................................        4.14%(D)

Portfolio turnover rate .......................................          53%(D)

(A) Represents the period from commencement of operations (March 6, 2001) through September 30, 2001.

(B) Total return shown excludes the effect of applicable sales loads and is not annualized.

(C) Absent fee waivers, the ratio of expenses to average net assets would have been 2.10% for the period ended September 30, 2001.

(D)  Annualized.

MONEY MARKET FUND

=================================================================================================================================
                                                                    PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                              ONE
                                                         YEAR         YEAR         YEAR         YEAR         MONTH        YEAR
                                                         ENDED,       ENDED        ENDED        ENDED        ENDED        ENDED
                                                       SEPT. 30,    SEPT. 30,    SEPT. 30,    SEPT. 30,    SEPT. 30,    AUG. 31,
                                                         2001         2000         1999         1998         1997(A)      1997
---------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period .............   $   1.00     $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
                                                       -------------------------------------------------------------------------
Net investment income ..............................      0.048        0.056        0.046        0.050        0.004        0.050
                                                       -------------------------------------------------------------------------
Dividends from net investment income ...............     (0.048)      (0.056)      (0.046)      (0.050)      (0.004)      (0.050)
                                                       -------------------------------------------------------------------------
Net asset value at end of period ...................   $   1.00     $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
                                                       =========================================================================
Total return .......................................      4.91%        5.79%        4.74%        5.07%        4.99%(C)     5.14%
                                                       =========================================================================
Net assets at end of period (000's) ................   $ 84,452     $ 42,935     $ 23,198     $ 18,492     $ 73,821     $ 94,569
                                                       =========================================================================
Ratio of net expenses to average net assets(B) .....      0.65%        0.65%        0.65%        0.79%        0.80%(C)     0.65%

Ratio of net investment income to average net assets      4.60%        5.75%        4.63%        4.95%        4.99%(C)     5.03%

(A) Effective as of the close of business on August 29, 1997, the Fund was reorganized and its fiscal year-end, subsequent to August 31, 1997, was changed to September 30.

(B) Absent fee waivers and/or expense reimbursements, the ratios of expenses to average net assets would have been 1.05%, 1.13%, 1.11% and 0.79% for the periods ended September 30, 2001, 2000, 1999 and August 31, 1997, respectively.

(C)  Annualized.

SHORT TERM GOVERNMENT INCOME FUND
FINANCIAL HIGHLIGHTS

====================================================================================================================
                                                         PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
--------------------------------------------------------------------------------------------------------------------
                                                                         YEARS ENDED SEPTEMBER 30,
--------------------------------------------------------------------------------------------------------------------
                                                         2001         2000         1999         1998         1997
--------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of year ...............   $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
                                                       ------------------------------------------------------------
Net investment income ..............................      0.041        0.049        0.040        0.046        0.044
                                                       ------------------------------------------------------------
Dividends from net investment income ...............     (0.041)      (0.049)      (0.040)      (0.046)      (0.044)
                                                       ------------------------------------------------------------
Net asset value at end of year .....................   $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
                                                       ============================================================
Total return .......................................      4.18%        5.02%        4.02%        4.74%        4.53%
                                                       ============================================================
Net assets at end of year (000's) ..................   $ 64,951     $ 79,870     $110,060     $102,481     $ 96,797
                                                       ============================================================
Ratio of net expenses to
   average net assets(A) ...........................      0.95%        0.95%        0.95%        0.91%        0.97%

Ratio of net investment income to
   average net assets ..............................      4.23%        4.86%        3.95%        4.63%        4.43%

(A) Absent fee waivers by the Adviser, the ratio of expenses to average net assets would have been 1.05% and 0.94% for the years ended September 30, 2001 and 1998, respectively.

INSTITUTIONAL GOVERNMENT INCOME FUND

====================================================================================================================
                                                         PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
--------------------------------------------------------------------------------------------------------------------
                                                                         YEARS ENDED SEPTEMBER 30,
--------------------------------------------------------------------------------------------------------------------
                                                         2001         2000         1999         1998         1997
--------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of year ...............   $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
                                                       ------------------------------------------------------------
Net investment income ..............................      0.049        0.057        0.047        0.052        0.051
                                                       ------------------------------------------------------------
Dividends from net investment income ...............     (0.049)      (0.057)      (0.047)      (0.052)      (0.051)
                                                       ------------------------------------------------------------
Net asset value at end of year .....................   $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
                                                       ============================================================
Total return .......................................      5.02%        5.83%        4.78%        5.30%        5.17%
                                                       ============================================================
Net assets at end of year (000's) ..................   $ 80,081     $ 58,306     $ 49,848     $ 44,797     $ 61,248
                                                       ============================================================
Ratio of net expenses to
   average net assets(A) ...........................      0.40%        0.40%        0.40%        0.40%        0.40%

Ratio of net investment income to
   average net assets ..............................      4.90%        5.73%        4.68%        5.17%        5.07%

(A) Absent fee waivers by the Adviser, the ratios of expenses to average net assets would have been 0.43%, 0.43%, 0.47%, 0.45% and 0.45% for the years ended September 30, 2001, 2000, 1999, 1998 and 1997, respectively.

[LOGO]                                                                                                     RETURN COMPLETED FORM TO:
                                                                                                          Touchstone Family of Funds
                                                                                                                       P.O. Box 5354
                                                                                                                Cincinnati, OH 45202
                                                                                        For assistance in completing this form, call
NOT FOR USE WITH IRAS, SEP, SIMPLE OR 403(b) PLANS                                                                      800.543.0407

Was order previously telephoned in?    o  Yes    o  No    If yes, date (     /     /     ) and confirmation #_______________________
====================================================================================================================================
1a.  ACCOUNT REGISTRATION (check one box only)
====================================================================================================================================
o INDIVIDUAL   o JOINT TENANT (For joint-owners, joint tenancy with right of survivorship is presumed unless otherwise specified.)
------------------------------------------------------------------------------------------------------------------------------------
Name of Individual Owner - First, Initial, Last             Name of Joint Owner (if any) - First, Initial, Last

------------------------------------------------------------------------------------------------------------------------------------
Owner's Social Security #       Date of Birth               Joint Owner's Social Security #              Date of Birth

------------------------------------------------------------------------------------------------------------------------------------
o GIFT/TRANSFER TO A MINOR (Only one custodian and minor)
------------------------------------------------------------------------------------------------------------------------------------
Name of Minor - First, Initial, Last
                                                            Under the ________________________ Uniform Gifts/Transfers to Minors Act
                                                                    (State of minor's residence)
------------------------------------------------------------------------------------------------------------------------------------
Name of Custodian - First, Initial, Last                    Minor's Social Security #               Minor's Date of Birth

------------------------------------------------------------------------------------------------------------------------------------
o TRUST
------------------------------------------------------------------------------------------------------------------------------------
Name of Trust Agreement                                     Taxpayer I.D. Number                    Date of Trust Agreement

------------------------------------------------------------------------------------------------------------------------------------
Name of Trustee(s) - First, Initial, Last                   Name of Beneficiary - First, Initial, Last

------------------------------------------------------------------------------------------------------------------------------------
Name of Plan Administrator              Address             Phone Number             Fax Number          E-mail Address

------------------------------------------------------------------------------------------------------------------------------------
o CORPORATION, PARTNERSHIP OR OTHER ENTITY
------------------------------------------------------------------------------------------------------------------------------------
Name of Corporation or Other Entity                         Occupation and Employer Name/Address

------------------------------------------------------------------------------------------------------------------------------------
Taxpayer I.D. Number                                        Are you an associated person of an NASD member?
                                                            o Yes     o No
====================================================================================================================================
2.   ADDRESS (P.O. Box not acceptable without street address)
====================================================================================================================================
Street                                                      Home Phone
                                                            (     )
------------------------------------------------------------------------------------------------------------------------------------
City                                                        Business Phone
                                                            (     )
------------------------------------------------------------------------------------------------------------------------------------
State                              Zip                      Are you a U.S. Citizen?  o  Yes    o  No (please specify country):

====================================================================================================================================
3.   INITIAL INVESTMENT
====================================================================================================================================

o ALLOCATE MY INVESTMENT USING THE FOLLOWING FUNDS:  O A SHARES OR O B SHARES OR O C SHARES (A SHARES WILL BE PURCHASED
                                                                                            UNLESS INDICATED OTHERWISE.)

STOCK FUNDS                            TAXABLE BOND FUNDS                                TAX-FREE BOND FUNDS
o International Equity Fund  $_______  o High Yield Fund                       $_______  o Ohio Insured Tax-Free Fund       $_______
o Emerging Growth Fund       $_______  o Bond Fund                             $_______  o Tax-Free Intermediate Term Fund  $_______
o Aggressive Growth Fund     $_______  o Intermediate Term
o Growth/Value Fund          $_______    Government Income Fund                $_______  TAX-FREE MONEY MARKET FUNDS
o Equity Fund                $_______                                                    o Tax-Free Money Fund              $_______
o Enhanced 30 Fund           $_______  TAXABLE MONEY MARKET FUNDS              $_______  o California Tax-Free Money Fund   $_______
o Value Plus Fund            $_______  o Money Market Fund                     $_______  o Florida Tax-Free Money Fund      $_______
                             $_______  o Short Term Government Income Fund     $_______  o Ohio Tax-Free Money Fund - R     $_______
                                       o Institutional Government Income Fund  $_______  o Ohio Tax-Free Money Fund - I     $_______

o TOTAL INVESTMENT OF $_________________
Please make check payable to the Touchstone Family of Funds or the applicable Touchstone Fund.
====================================================================================================================================
4.   DISTRIBUTION OPTION ([CHECK] the appropriate boxes)

                                         Reinvest in              Pay in
                                         Additional Shares        Cash

Dividends                                 [ ]                     [ ]
Short-term capital gains                  [ ]                     [ ]
Long-term capital gains                   [ ]                     [ ]

Cross Reinvestment: Please call Touchstone at 800.543.0407 for further instructions.
If not specified, dividends and capital gains will be reinvested in the Fund that pays them.
====================================================================================================================================
5.   RIGHTS OF ACCUMULATION
====================================================================================================================================
If you already  have an account  with the  Touchstone  Family of Funds,  you may be eligible for reduced  sales  charges  subject to
Touchstone's confirmation of the following eligible holdings:
------------------------------------------------------------------------------------------------------------------------------------
Fund Name

------------------------------------------------------------------------------------------------------------------------------------
Shareholder Name

------------------------------------------------------------------------------------------------------------------------------------
Account Number

====================================================================================================================================
6.   LETTER OF INTENT
====================================================================================================================================
If you  intend to invest a certain  amount  over a  13-month  period in one or more of the  Touchstone  Family of Funds,  you may be entitled  to a reduced  sales  charge.  I agree to the  terms of the  Letter of Intent  set  forth in the  Statement  of  Additional
Information.

o Although I'm not obligated to do so, I plan to invest over a 13-month period a total of at least:

  o $50,000         o $100,000          o $250,000

  o $500,000        o $1,000,000 or more

o I am already investing under an existing Letter of Intent in the following account number:    .
====================================================================================================================================
7.   AUTOMATIC INVESTMENT PLAN
====================================================================================================================================
This plan provides for regular  subsequent  investments to be made  electronically  through Automated Clearing House (ACH) from your bank account into the Fund(s) you select below. There is no charge by the Touchstone Family of Funds, and you may cancel at any time with no obligation or penalty.

Please withdraw from my bank account $ ___________ (minimum $50) monthly beginning ___/___/___ (date) to be invested per the instructions below (available any day from the 1st to the 25th).  If no date is selected, your automatic investment will occur on the 15th of the month.  If the date falls on a non-business day, your automatic investment will occur on the following business day.

STOCK FUNDS                            TAXABLE BOND FUNDS                                TAX-FREE BOND FUNDS
o International Equity Fund  $_______  o High Yield Fund                       $_______  o Ohio Insured Tax-Free Fund       $_______
o Emerging Growth Fund       $_______  o Bond Fund                             $_______  o Tax-Free Intermediate Term Fund  $_______
o Aggressive Growth Fund     $_______  o Intermediate Term
o Growth/Value Fund          $_______    Government Income Fund                $_______  TAX-FREE MONEY MARKET FUNDS
o Equity Fund                $_______                                                    o Tax-Free Money Fund              $_______
o Enhanced 30 Fund           $_______  TAXABLE MONEY MARKET FUNDS              $_______  o California Tax-Free Money Fund   $_______
o Value Plus Fund            $_______  o Money Market Fund                     $_______  o Florida Tax-Free Money Fund      $_______
                             $_______  o Short Term Government Income Fund     $_______  o Ohio Tax-Free Money Fund-Retail  $_______

------------------------------------------------------------------------------------------------------------------------------------
o Checking Account (please attach a voided check)    o Savings Account (please attach a preprinted deposit slip)
------------------------------------------------------------------------------------------------------------------------------------
Bank Account Registration                                   Bank Name

------------------------------------------------------------------------------------------------------------------------------------
Street                                                      City                                    State               Zip

------------------------------------------------------------------------------------------------------------------------------------
Bank Routing Number                                         Bank Account Number

------------------------------------------------------------------------------------------------------------------------------------
Any Joint Owner of your bank account who is not a Joint Owner of this                                                   Date
new account with the Touchstone Family of Funds must sign here:

X

====================================================================================================================================
8.   TELEPHONE TRANSFERS AND REDEMPTIONS
====================================================================================================================================

Unless the boxes below are checked, by signing this Application,  the investor authorizes each Fund and its Transfer Agent to act on the investor's telephone  instructions,  or on telephone  instructions from any person representing to be an authorized agent of the investor and requesting a redemption or exchange on the investor's  behalf.  The undersigned  agrees that any redemption or exchange made pursuant to this authorization  shall be subject to the provisions of the current Prospectus of each Fund, and that neither the
Funds nor their Transfer Agent or Distributor, nor their respective affiliates, will be liable for any loss, damage, expense or cost which may arise out of any telephone redemption or exchange request they reasonably believe to be genuine,  including any fraudulent or unauthorized requests. The investor(s) will bear the risk of any such loss. In an effort to determine that telephone requests are genuine, the Funds and/or their Transfer Agent will employ reasonable procedures,  which may include, among others,  requiring forms of personal  identification  prior to acting upon telephone  instructions and providing  written  confirmation of the  transactions.
Telephone  conversations also may be recorded.  REDEMPTION PROCEEDS OF $1,000 OR MORE MAY BE WIRED TO THE SHAREHOLDER'S ACCOUNT AT A
COMMERCIAL BANK OR BROKERAGE FIRM IN THE UNITED STATES UPON VERBAL REQUEST IF THE BANK ACCOUNT INFORMATION IN SECTION 7 IS COMPLETE.

([CHECK] only if you do not want to use telephone authorization.)

o I do not elect the telephone exchange privilege.          o I do not elect the telephone redemption privilege.
====================================================================================================================================
9.   ELIGIBILITY FOR EXEMPTION FROM SALES CHARGE
====================================================================================================================================
o If you are eligible for exemption  from sales charges as described in the Statement of Additional  Information,  please check here and attach Form 7008.
====================================================================================================================================
10.  TAXPAYER I.D. NUMBER CERTIFICATION/SIGNATURES
====================================================================================================================================
I (We) are of legal age and capacity,  have legal authority to purchase shares, have received and read a current prospectus for each
Fund selected and agree to the terms and conditions on this Application and those contained in the current prospectus(es) (including the Statement(s) of Additional Information) of the Fund(s) selected for purchase.

I (We) acknowledge that the account will be subject to the telephone exchange and redemption  privileges (unless declined) described in the Fund's  current  Prospectus and agree that the Fund,  its  Distributor  and Transfer Agent will not be liable for any loss in acting on written or telephone instructions reasonably believed by them to be authentic.

I (We) acknowledge that we have received and understand the terms of the Trust's and  Distributor's  Privacy  Protection  Policy and
agree not to hold the Trust and its Distributor  and their  respective  officers,  employees,  agents and affiliates  liable for any actions taken pursuant to the written Privacy Protection Policy.

I (We) hereby ratify any  instructions  given pursuant to this  Application and for myself  (ourselves) and my (our)  successors and assigns do hereby release each Fund, its Distributor and its Transfer Agent and their  respective  officers,  employees,  agents and affiliates from any and all liability in the performance of the acts instructed herein.

I ACKNOWLEDGE  THAT MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS  OF, OR GUARANTEED OR ENDORSED BY, ANY BANK,  CREDIT UNION OR
INSURANCE  COMPANY AND ARE NOT FEDERALLY INSURED BY THE FDIC, THE FEDERAL RESERVE,  OR ANY OTHER AGENCY.  MUTUAL FUND SHARES INVOLVE
CERTAIN RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. UNDER PENALTY OF PERJURY, I/WE ALSO CERTIFY THAT:

a. The number shown on this application is my/our correct taxpayer identification  number(s) (or I am/we are waiting for a number(s)
   to be issued to me/us); and

b. I am/we are not subject to backup withholding because:

   (i) I am/we are exempt from backup withholding, or (ii) I/we have not been notified by the IRS that I am/we are subject to backup withholding as a result of a failure to report all interest or dividends, or (iii) the IRS has notified me/us that I am/we are no longer subject to backup withholding, and

c. I am/we are a U.S. person(s) (including a U.S. resident alien).

NOTE:  Mark  through  item "b" if you have  been  notified  by the IRS  that  you are  subject  to  backup  withholding  because  of underreporting interest or dividends on your tax return.

The IRS does not require  your consent to any  provision of this  document  other than the  certifications  required to avoid backup withholding.

My (Our) signature below constitutes my (our) agreement and acceptance of all the terms, conditions and account features selected in any and all parts of this  Application.

The IRS does not require  your consent to any  provision of this  document  other than the  certifications  required to avoid backup withholding.
------------------------------------------------------------------------------------------------------------------------------------
INDIVIDUAL, JOINT OR CUSTODIAN ACCOUNTS
------------------------------------------------------------------------------------------------------------------------------------
Signature of Individual Owner or Custodian                            Date
X
------------------------------------------------------------------------------------------------------------------------------------
Signature of Joint Owner, if any                                      Date
X
------------------------------------------------------------------------------------------------------------------------------------
CORPORATION, PARTNERSHIP, TRUST OR OTHER ACCOUNTS
------------------------------------------------------------------------------------------------------------------------------------
Signature of Authorized Officer, General Partner, Trustee, etc.       Date
X
------------------------------------------------------------------------------------------------------------------------------------
Title of Corporate Officer, General Partner, Trustee, etc.            Date

====================================================================================================================================
11.  FOR COMPLETION BY INVESTMENT DEALER
====================================================================================================================================
We hereby submit this  application  for purchase of shares in accordance  with the terms of our Selling  Agreement  with  Touchstone
Securities, Inc. and with the current Prospectus for the Funds.
------------------------------------------------------------------------------------------------------------------------------------
Investment Dealer Name

------------------------------------------------------------------------------------------------------------------------------------
Dealer's Corporate Office Address                                     City                          State               Zip

------------------------------------------------------------------------------------------------------------------------------------
Representative's Name

------------------------------------------------------------------------------------------------------------------------------------
Representative's Branch Office Address                                City                          State               Zip

------------------------------------------------------------------------------------------------------------------------------------
Representative's Telephone Number                                     Representative's Number/Branch

------------------------------------------------------------------------------------------------------------------------------------
Authorized Signature of Investment Dealer
X
------------------------------------------------------------------------------------------------------------------------------------
Title

====================================================================================================================================

FIFTH THIRD - SIGNATURE CARD                                                                                              CHECKING
====================================================================================================================================

Submit one card to establish  an optional  check  redemption  account  which allows you to write checks  against your account in the
_____________.  Please see a Fund's current Prospectus to determine if checkwriting is available in that Fund.  $100 minimum on
(Name of Fund)
checks written.  (Counter checks not available).


PRINT CLEARLY
Name of Account
                ------------------------------------------------------------------------------------------------------------------
Account Number                                                        Date
               --------------------------------------------------          -------------------------------------------------------

The registered owner(s) of this account must sign below.  By signing this card the  signatory(ies) agree(s) to all of the terms and conditions set forth on the reverse side of this card.

------------------------------------------------------------          --------------------------------------------------------------
Signature                                                             Signature

------------------------------------------------------------          --------------------------------------------------------------
Signature                                                             Signature

INSTITUTIONAL ACCOUNTS:                                               JOINT TENANCY ACCOUNTS:
o Check here if any two signatures are required on checks             o Check here if both signatures are required on checks
o Check here if only one signature is required on checks              o Check here if only one signature is required on checks
------------------------------------------------------------------------------------------------------------------------------------
o Check here if Business Style Checks (600 per book with voucher stub) are required.  A charge will be made to your account.
  Individual Style checks are provided at no charge.
====================================================================================================================================
12.  SYSTEMATIC WITHDRAWAL PLAN
====================================================================================================================================
This plan enables you to withdraw money  regularly-either  by check directly to you or electronically to your domestic bank account.
It eliminates your need to make a special request every month,  quarter or year.  There is no charge by the  Touchstone  Family of
Funds, and you may cancel at any time with no obligation or penalty.

Please make a total withdrawal of ________________ (minimum $50) from my Touchstone account(s) o Monthly o Quarterly o Semi-Annually
o Annually beginning on ___/___/___ (date) from the Fund(s) listed below.  If the date falls on a non-business day, your systematic withdrawal will occur on the preceding business day.  If no date is selected, your systematic withdrawal will occur on the last business day of the month.


STOCK FUNDS                            TAXABLE BOND FUNDS                                TAX-FREE BOND FUNDS
o International Equity Fund  $_______  o High Yield Fund                       $_______  o Ohio Insured Tax-Free Fund       $_______
o Emerging Growth Fund       $_______  o Bond Fund                             $_______  o Tax-Free Intermediate Term Fund  $_______
o Aggressive Growth Fund     $_______  o Intermediate Term
o Growth/Value Fund          $_______    Government Income Fund                $_______  TAX-FREE MONEY MARKET FUNDS
o Equity Fund                $_______                                                    o Tax-Free Money Fund              $_______
o Enhanced 30 Fund           $_______  TAXABLE MONEY MARKET FUNDS              $_______  o California Tax-Free Money Fund   $_______
o Value Plus Fund            $_______  o Money Market Fund                     $_______  o Florida Tax-Free Money Fund      $_______
                             $_______  o Short Term Government Income Fund     $_______  o Ohio Tax-Free Money Fund - Retail$_______

====================================================================================================================================

Existing Account Number (if applicable)      o Make check payable to the account owner(s) and send to the address of record
                                             o Make check payable to a third party and send to the name and address below:
------------------------------------------------------------------------------------------------------------------------------------
Name - First, Initial, Last                                 Street

------------------------------------------------------------------------------------------------------------------------------------
City                                                        State                                             Zip

------------------------------------------------------------------------------------------------------------------------------------
o Deposit payments in my bank account electronically through Automated Clearing House (ACH) to the account designated below.
  o Checking Account (please attach a voided check)
  o Savings Account (please attach a preprinted deposit slip)
------------------------------------------------------------------------------------------------------------------------------------
Bank Account Registration                                   Bank Name

------------------------------------------------------------------------------------------------------------------------------------
Street                                                      City                               State          Zip

------------------------------------------------------------------------------------------------------------------------------------
Bank Routing Number                                         Bank Account Number


------------------------------------------------------------------------------------------------------------------------------------
Any Joint Owner of this new account  with the  Touchstone  Family of Funds who is not a Joint Owner of your bank  account  must sign here:

X                                                                                                             Date
====================================================================================================================================
                                                        TERMS AND CONDITIONS
                                                        --------------------

1. REDEMPTION  AUTHORIZATION:  The  signatory(ies)  whose signature(s)  appears on the reverse side,  intending to be legally bound, hereby agrees each with the other and with Fifth Third ("Bank"),  that the Bank is appointed agent for such person(s) and as such agent, is directed to redeem shares registered in the name of such  signatory(ies)  upon receipt of, and in the amount of, checks drawn upon the above numbered  accounts and to deposit the proceeds of such redemptions in said account or otherwise  arrange for application  of such proceeds to payments of said checks.  The Bank is expressly  authorized  to commingle  such proceeds of such redemptions  in said account or otherwise  arrange for  application of such proceeds to payments of said checks also on behalf of
   Integrated Fund Services, Inc. in effecting the redemption of shares.
   The Bank is expressly authorized to honor checks as redemption instructions hereunder without requiring signature guarantees, and shall not be liable for any loss or liability resulting from the absence of any such guarantee.
2. CHECK PAYMENT: The signatory(ies) authorizes and directs the Bank to pay each check presented hereunder,  subject to all laws and
   Bank rules and regulations pertaining to checking accounts. In addition, the signatory(ies) agrees that:
   (a) No check shall be issued or honored,  or redemption  effected,  for any amounts  represented by shares for which certificates have been issued.
   (b) No check shall be issued or honored,  or redemption  effected,  for any amounts represented by shares unless payment for such shares has been made in full and any checks  given in such payment  have been  collected  through  normal  banking  channels.
       Shareholders  who wish immediate  availability of shares for check redemption may purchase their shares with federal funds or may contact Integrated Fund Services, Inc. for assistance.
   (c) Checks issued hereunder cannot be cashed over the counter at the Bank; and
   (d) Checks shall be subject to any further information set forth in the applicable  Prospectus,  including without limitation any additions, amendments and supplements thereto.
3. DUAL OWNERSHIP: If more than one person is indicated as a registered owner of shares, as by joint ownership, ownership in common, or tenants by the entireties,  then (a) each registered  owner must sign this signature card, (b) each registered owner must sign each check issued hereunder unless the parties have indicated on the face of this card that only one need sign, in which case the
   Bank is authorized to act upon such signature,  and (c) each signatory guarantees to the Bank the genuineness and accuracy of the signature  of the other  signatory(ies).  In the event of the death of a joint tenant or tenant by the  entireties,  the survivor shall be deemed to own all of the shares and the proceeds thereof upon delivery of appropriate documentation.
4. TERMINATION:  The Bank  may at any time  terminate  this  account,  related  share  redemption  service  and its  agency  for the signatory(ies) hereto without prior notice by Bank to the signatory(ies).
5. HEIRS AND ASSIGNS:  These terms and conditions  shall bind the respective  heirs,  executors,  administrators  and assigns of the signatory(ies).

For investors who want more information about     TOUCHSTONE
the Funds, the following documents are            FAMILY OF FUNDS
available free upon request:
                                                  DISTRIBUTOR
STATEMENT OF ADDITIONAL INFORMATION (SAI):        Touchstone Securities, Inc.
The SAI provides more detailed information        221 East Fourth Street
about the Funds and is legally a part of this     Cincinnati, Ohio 45202
Prospectus.                                       800.638.8194
                                                  www.touchstonefunds.com
ANNUAL/SEMIANNUAL REPORTS: The Funds' annual
and semiannual reports provide additional         INVESTMENT ADVISOR
information about the Funds' investments. In      Touchstone Advisors, Inc.
the annual report, you will find a discussion     221 East Fourth Street
of the market conditions and investment           Cincinnati, Ohio 45202
strategies that significantly affected a
Fund's performance during its last fiscal         TRANSFER AGENT
year.                                             Integrated Fund Services, Inc.
                                                  P.O. Box 5354
You can get free copies of the SAI, the           Cincinnati, Ohio 45201-5354
reports, other information and answers to
your questions about the Funds by contacting      SHAREHOLDER SERVICE
your financial advisor, or the Funds at:          800.543.0407
Touchstone Family of Funds o 221 East Fourth
Street, Suite 300 o Cincinnati, Ohio 45202
o 1-800.543.0407 o http://www.touchstonefunds.com

Information about the Funds (including the SAI) can be reviewed and copied at the Securities and Exchange Commission's Public
Reference Room in Washington, D.C. You can receive information about the operation of the public reference room by calling the SEC at 1.202.942.8090.

Reports and other information about the Funds are available on the SEC's internet site at http://www.sec.gov. For a fee, you can get text-only copies of reports and other information by writing to the Public
Reference Room of the SEC, 450 Fifth Street
N.W., Washington, D.C. 20549-0102, or by sending an e-mail request to:
publicinfo@sec.gov.

Investment Company Act file no. 811-2538

Member Western & Southern Financial Group

                           TOUCHSTONE INVESTMENT TRUST
                           ---------------------------

                       STATEMENT OF ADDITIONAL INFORMATION
                       -----------------------------------

                                February 1, 2002

                                 High Yield Fund
                                    Bond Fund
                    Intermediate Term Government Income Fund
                                Money Market Fund
                        Short Term Government Income Fund
                      Institutional Government Income Fund

This Statement of Additional Information is not a prospectus. It should be read together with Touchstone Investment Trust's prospectus dated February 1, 2002. A copy of the prospectus can be obtained by writing to the Trust at 221 East Fourth Street, Suite 300, Cincinnati, Ohio 45202, or by calling the Trust nationwide toll-free 1.800.543.0407, in Cincinnati 362.4921.

                       STATEMENT OF ADDITIONAL INFORMATION
                       -----------------------------------

                           TOUCHSTONE INVESTMENT TRUST
                        221 EAST FOURTH STREET, SUITE 300
                             CINCINNATI, OHIO 45202

                                TABLE OF CONTENTS
                                -----------------
                                                                            PAGE
                                                                            ----

THE TRUST......................................................................3

DEFINITIONS, POLICIES AND RISK CONSIDERATIONS..................................4

QUALITY RATINGS OF FIXED-INCOME OBLIGATIONS...................................22

INVESTMENT LIMITATIONS........................................................27

TRUSTEES AND OFFICERS.........................................................36

THE INVESTMENT ADVISOR AND SUB-ADVISOR........................................39

THE DISTRIBUTOR...............................................................42

DISTRIBUTION PLANS............................................................44

SECURITIES TRANSACTIONS.......................................................46

PORTFOLIO TURNOVER............................................................49

CALCULATION OF SHARE PRICE AND PUBLIC OFFERING PRICE..........................50

CHOOSING A SHARE CLASS........................................................51

OTHER PURCHASE INFORMATION....................................................57

TAXES.........................................................................60

REDEMPTION IN KIND............................................................61

HISTORICAL PERFORMANCE INFORMATION............................................61

PRINCIPAL SECURITY HOLDERS....................................................66

CUSTODIANS....................................................................68

INDEPENDENT AUDITORS..........................................................69

TRANSFER, ACCOUNTING AND ADMINISTRATIVE AGENTS................................69

ANNUAL REPORT.................................................................71

THE TRUST
---------

Touchstone Investment Trust (the "Trust"), formerly Countrywide Investment Trust, was organized as a Massachusetts business trust on December 7, 1980. The Trust currently offers six series of shares to investors: the High Yield Fund, the Bond Fund, the Intermediate Term Government Income Fund, the Money Market Fund, the Short Term Government Income Fund, and the Institutional Government Income Fund (referred to individually as a "Fund" and collectively as the "Funds"). Each Fund has its own investment objective(s) and policies.

Shares of each Fund have equal voting rights and liquidation rights. Each Fund shall vote separately on matters submitted to a vote of the shareholders except in matters where a vote of all series of the Trust in the aggregate is required by the Investment Company Act of 1940 (the "1940 Act") or otherwise. Each class of shares of a Fund shall vote separately on matters relating to its plan of distribution pursuant to Rule 12b-1. When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each full share owned and fractional votes for fractional shares owned. The Trust does not normally hold annual meetings of shareholders. The Trustees shall promptly call and give notice of a meeting of shareholders for the purpose of voting upon the removal of any Trustee when requested to do so in writing by shareholders holding 10% or more of the Trust's outstanding shares. The Trust will comply with the provisions of Section 16(c) of the 1940 Act in order to facilitate communications among shareholders.

Pursuant to an Agreement and Plan of Reorganization dated May 31, 1997, the Money Market Fund and the Intermediate Bond Fund (now known as the Bond Fund), on August 29, 1997, each succeeded to the assets and liabilities of another mutual fund of the same name (referred to individually as a "Predecessor Fund," and collectively as the "Predecessor Funds"), each of which was an investment series of Trans Advisor Funds, Inc. The investment objective, policies and restrictions of the Money Market Fund and its Predecessor Fund are substantially identical and the financial data and information for the period ended prior to September 1, 1997 relate to the Predecessor Fund.

Pursuant to an Agreement and Plan of Reorganization dated February 15, 2000, the Intermediate Bond Fund (now known as the Bond Fund), on May 1, 2000, succeeded to the assets and liabilities of the Touchstone Bond Fund, a series of Touchstone Series Trust. The Intermediate Bond Fund maintained its investment objective but adopted the investment policies and restrictions of the Touchstone Bond Fund, which were similar to those of the Intermediate Bond Fund. The financial data and information for periods ended prior to May 1, 2000 relate to the Touchstone Bond Fund.

Each share of a Fund represents an equal proportionate interest in the assets and liabilities belonging to that Fund with each other share of that Fund and is entitled to such dividends and distributions out of the income belonging to the Fund as are declared by the Trustees. The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of any Fund into a greater or lesser number of shares of that Fund so long as the proportionate beneficial interest in the assets belonging to that Fund and the rights of shares of any other Fund are in no way affected. In case of any liquidation of a Fund, the holders of shares of the Fund being liquidated will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that Fund. Expenses attributable to any Fund are borne by that Fund. Any general expenses of the Trust not readily identifiable as belonging to a particular Fund are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable. Generally, the Trustees allocate such expenses on the basis of relative net assets or number of shareholders. No shareholder is liable to further calls or to assessment by the Trust without his express consent.

Both Class A shares, Class B shares and Class C shares of the Bond Fund, the Intermediate Term Government Income Fund and the High Yield Fund and Class A shares and Class B shares of the Money Market Fund represent an interest in the same assets of the Fund, have the same rights and are identical in all material respects except that (i) each class of shares may bear different distribution fees; (ii) each class of shares is subject to different sales charges; (iii) certain other class specific expenses will be borne solely by the class to which such expenses are attributable, including transfer agent fees attributable to a specific class of shares, printing and postage expenses related to preparing and distributing materials to current shareholders of a specific class, registration fees incurred by a specific class of shares, the expenses of administrative personnel and services required to support the shareholders of a specific class, litigation or other legal expenses relating to a class of shares, Trustees' fees or expenses incurred as a result of issues relating to a specific class of shares and accounting fees and expenses relating to a specific class of shares; and (iv) each class has exclusive voting rights with respect to matters relating to its own distribution arrangements. The Board of Trustees may classify and reclassify the shares of a Fund into additional classes of shares at a future date.

Under Massachusetts law, under certain circumstances, shareholders of a Massachusetts business trust could be deemed to have the same type of personal liability for the obligations of the Trust as does a partner of a partnership. However, numerous investment companies registered under the 1940 Act have been formed as Massachusetts business trusts, and the Trust is not aware of an instance where such result has occurred. In addition, the Trust Agreement disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the Trustees. The Trust Agreement also provides for the indemnification out of the Trust property for all losses and expenses of any shareholder held personally liable for the obligations of the Trust. Moreover, it provides that the Trust will, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Trust and satisfy any judgment thereon. As a result, and particularly because the Trust assets are readily marketable and ordinarily substantially exceed liabilities, management believes that the risk of shareholder liability is slight and limited to circumstances in which the Trust itself would be unable to meet its obligations. Management believes that, in view of the above, the risk of personal liability is remote.

DEFINITIONS, POLICIES AND RISK CONSIDERATIONS
---------------------------------------------

A more detailed discussion of some of the terms used and investment policies described in the Prospectus appears below:

WHEN-ISSUED SECURITIES AND SECURITIES PURCHASED ON A TO-BE-ANNOUNCED BASIS. The Funds will only make commitments to purchase securities on a when-issued or to-be-announced ("TBA") basis with the intention of actually acquiring the securities. A Fund may sell the securities before the settlement date if it is otherwise deemed advisable as a matter of investment strategy or in order to meet its obligations, although it would not normally expect to do so. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and yield and involve the risk that the yield obtained in the transaction will be less than that available in the market when delivery takes place. In a TBA transaction, a Fund has committed to purchasing or selling securities for which all specific information is not yet known at the time of the trade, particularly the face amount in transactions involving mortgage-related securities.

The Funds may purchase securities on a when-issued or TBA basis only if delivery and payment for the securities takes place within 120 days after the date of the transaction. In connection with these investments, each Fund will direct the Custodian to place cash or liquid securities in a segregated account in an amount sufficient to make payment for the securities to be purchased. When a segregated account is maintained because a Fund purchases securities on a when-issued or TBA basis, the assets deposited in the segregated account will be valued daily at market for the purpose of determining the adequacy of the securities in the account. If the market value of such securities declines, additional cash or securities will be placed in the account on a daily basis so that the market value of the account will equal the amount of a Fund's commitments to purchase securities on a when-issued or TBA basis. To the extent funds are in a segregated account, they will not be available for new investment or to meet redemptions. Securities purchased on a when-issued or TBA basis and the securities held in a Fund's portfolio are subject to changes in market value based upon changes in the level of interest rates (which will generally result in all of those securities changing in value in the same way, i.e., all those securities experiencing appreciation when interest rates decline and depreciation when interest rates rise). Therefore, if in order to achieve higher returns, a Fund remains substantially fully invested at the same time that it has purchased securities on a when-issued or TBA basis, there will be a possibility that the market value of the Fund's assets will experience greater fluctuation. The purchase of securities on a when-issued or TBA basis may involve a risk of loss if the seller fails to deliver after the value of the securities has risen.

When the time comes for a Fund to make payment for securities purchased on a when-issued or TBA basis, the Fund will do so by using then available cash flow, by sale of the securities held in the segregated account, by sale of other securities or, although it would not normally expect to do so, by directing the sale of the securities purchased on a when-issued or TBA basis themselves (which may have a market value greater or less than the Fund's payment obligation).

The Institutional Government Income Fund does not currently intend to invest more than 5% of its net assets in securities purchased on a when-issued or to-be-announced basis. The Intermediate Term Government Income Fund will not invest more than 20% of its net assets in securities purchased on a when-issued or TBA basis. The Money Market Fund expects that commitments to purchase when-issued securities will not exceed 25% of the value of its total assets.

STRIPS. STRIPS are U.S. Treasury bills, notes, and bonds that have been issued without interest coupons or stripped of their unmatured interest coupons, interest coupons that have been stripped from such U.S. Treasury securities, and receipts or certificates representing interests in such stripped U.S. Treasury securities and coupons. A STRIPS security pays no interest in cash to its holder during its life although interest is accrued for federal income tax purposes. Its value to an investor consists of the difference between its face value at the time of maturity and the price for which it was acquired, which is generally an amount significantly less than its face value. Investing in STRIPS may help to preserve capital during periods of declining interest rates. For example, if interest rates decline, GNMA Certificates owned by a Fund which were purchased at greater than par are more likely to be prepaid, which would cause a loss of principal. In anticipation of this, a Fund might purchase STRIPS, the value of which would be expected to increase when interest rates decline.

STRIPS do not entitle the holder to any periodic payments of interest prior to maturity. Accordingly, such securities usually trade at a deep discount from their face or par value and will be subject to greater fluctuations of market value in response to changing interest rates than debt obligations of comparable maturities which make periodic distributions of interest. On the other hand, because there are no periodic interest payments to be reinvested prior to maturity, STRIPS eliminate the reinvestment risk and lock in a rate of return to maturity. Current federal tax law requires that a holder of a STRIPS security accrue a portion of the discount at which the security was purchased as income each year even though the Fund received no interest payment in cash on the security during the year.

As a matter of current policy that may be changed without shareholder approval, the Intermediate Term Government Income Fund will not purchase STRIPS with a maturity date that is more than 10 years from the settlement of the purchase.

CUBES. In addition to STRIPS, the Bond Fund may also purchase separately traded interest and principal component parts of obligations that are transferable through the Federal book entry system, known as Coupon Under Book Entry Safekeeping ("CUBES"). These instruments are issued by banks and brokerage firms and are created by depositing Treasury notes and Treasury bonds into a special account at a custodian bank. The Custodian holds the interest and principal payments for the benefit of the registered owner of the certificates or receipts. The Custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register. Receipts include Treasury Receipts ("TRs"), Treasury Investment Growth Receipts ("TIGRs") and Certificates of Accrual on Treasury Securities ("CATS"). STRIPS, CUBES, TRs, TIGRs and CATS are sold as zero coupon securities, which means that they are sold at a substantial discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. This discount is amortized over the life of the security, and such amortization will constitute the income earned on the security for both accounting and tax purposes. Because of these features, these securities may be subject to greater interest rate volatility than interest-paying U.S. Treasury obligations.

GNMA CERTIFICATES. The term "GNMA Certificates" refers to mortgage-backed securities representing part ownership of a pool of mortgage loans issued by lenders such as mortgage bankers, commercial banks and savings and loan associations and insured by either the Federal Housing Administration or the Farmer's Home Administration or guaranteed by the Veteran's Administration. GNMA Certificates are guaranteed by the Government National Mortgage Association and are backed by the full faith and credit of the United States.

     1. THE LIFE OF GNMA CERTIFICATES. The average life of GNMA Certificates is likely to be substantially less than the original maturity of the mortgage pools underlying the GNMA Certificates due to prepayments, refinancing and payments from foreclosures. Thus, the greatest part of principal will usually be paid well before the maturity of the mortgages in the pool. As prepayment rates of individual mortgage pools will vary widely, it is not possible to accurately predict the average life of a particular issue of GNMA Certificates. However, statistics published by the FHA are normally used as an indicator of the expected average life of GNMA Certificates. These statistics indicate that the average life of single-family dwelling mortgages with 25-30 year maturities, the type of mortgages backing the vast majority of GNMA Certificates, is approximately 12 years. However, mortgages with high interest rates have experienced accelerated prepayment rates which would indicate a shorter average life.

     2. YIELD CHARACTERISTICS OF GNMA CERTIFICATES. The coupon rate of interest of GNMA Certificates is lower than the interest rate paid on the VA-guaranteed or FHA-insured mortgages underlying the GNMA Certificates, but only by the amount of the fees paid to the GNMA and the issuer. For the most common type of mortgage pool, containing single-family dwelling mortgages, the GNMA receives an annual fee of 0.06 of 1% of the outstanding principal for providing its guarantee, and the issuer is paid an annual fee of 0.44 of 1% for assembling the mortgage pool and for passing through monthly payments of interest and principal to Certificate holders.

The coupon rate by itself, however, does not indicate the yield which will be earned on the GNMA Certificates for the following reasons:

          (a) GNMA Certificates may be issued at a premium or discount, rather than at par.

          (b) After issuance, GNMA Certificates may trade in the secondary market at a premium or discount.

          (c) Interest is earned monthly, rather than semiannually as for traditional bonds. Monthly compounding has the effect of raising the effective yield earned on GNMA Certificates.

          (d) The actual yield of each GNMA Certificate is influenced by the prepayment experience of the mortgage pool underlying the Certificate. If mortgagors pay off their mortgages early, the principal returned to Certificate holders may be reinvested at more or less favorable rates.

     3. MARKET FOR GNMA CERTIFICATES. Since the inception of the GNMA mortgage-backed securities program in 1970, the amount of GNMA Certificates outstanding has grown rapidly. The size of the market and the active participation in the secondary market by securities dealers and many types of investors make GNMA Certificates highly liquid instruments. Prices of GNMA Certificates are readily available from securities dealers and depend on, among other things, the level of market rates, the Certificate's coupon rate and the prepayment experience of the pool of mortgages backing each Certificate.

FHLMC CERTIFICATES. The term "FHLMC Certificates" refers to mortgage-backed securities representing part ownership of a pool of mortgage loans, which are guaranteed by the Federal Home Loan Mortgage Corporation. The Federal Home Loan Mortgage Corporation is the leading seller of conventional mortgage securities in the United States. FHLMC Certificates are not guaranteed by the United States or by any Federal Home Loan Bank and do not constitute debts or obligations of the United States or any Federal Home Loan Bank.

Mortgage loans underlying FHLMC Certificates will consist of fixed rate mortgages with original terms to maturity of between 10 and 30 years, substantially all of which are secured by first liens on one-family or two-to-four family residential properties. Mortgage interest rates may be mixed in a pool. The seller/servicer of each mortgage retains a minimum three-eighths of 1% servicing fee, and any remaining excess of mortgage rate over coupon rate is kept by the Federal Home Loan Mortgage Corporation. The coupon rate of a FHLMC Certificate does not by itself indicate the yield which will be earned on the Certificate for the reasons discussed above in connection with GNMA Certificates.

FNMA CERTIFICATES. The term "FNMA Certificates" refers to mortgage-backed securities representing part ownership of a pool of mortgage loans, which are guaranteed by the Federal National Mortgage Association.

The FNMA, despite having U.S. Government agency status, is also a private, for-profit corporation organized to provide assistance in the housing mortgage market. The only function of the FNMA is to provide a secondary market for residential mortgages. Mortgage loans underlying FNMA Certificates reflect a considerable diversity and are purchased from a variety of mortgage originators. They are typically collateralized by conventional mortgages (not FHA-insured or VA-guaranteed). FNMA Certificates are highly liquid and usually trade in the secondary market at higher yields than GNMA Certificates. The coupon rate of a FNMA Certificate does not by itself indicate the yield which will be earned on the Certificate for the reasons discussed above in connection with GNMA Certificates.

COLLATERALIZED MORTGAGE OBLIGATIONS. The Intermediate Term Government Income Fund, the Bond Fund and the High Yield Fund may invest in Collateralized Mortgage Obligations ("CMOs"). CMOs are fully-collateralized bonds which are the general obligations of the issuer thereof. The key feature of the CMO structure is the prioritization of the cash flows from a pool of mortgages among the several classes of CMO holders, thereby creating a series of obligations with varying rates and maturities appealing to a wide range of investors. CMOs generally are secured by an assignment to a trustee under the indenture pursuant to which the bonds are issued for collateral consisting of a pool of mortgages. Payments with respect to the underlying mortgages generally are made to the trustee under the indenture. Payments of principal and interest on the underlying mortgages are not passed through to the holders of the CMOs as such (that is, the character of payments of principal and interest is not passed through and therefore payments to holders of CMOs attributable to interest paid and principal repaid on the underlying mortgages do not necessarily constitute income and return of capital, respectively, to such holders), but such payments are dedicated to payment of interest on and repayment of principal of the CMOs. CMOs are issued in two or more classes or series with varying maturities and stated rates of interest determined by the issuer. Because interest and principal payments on the underlying mortgages are not passed through to holders of CMOs, CMOs of varying maturities may be secured by the same pool of mortgages, the payments on which are used to pay interest on each class and to retire successive maturities in sequence. CMOs are designed to be retired as the underlying mortgages are repaid. In the event of sufficient early prepayments on such mortgages, the class or series of CMO first to mature generally will be retired prior to maturity. Therefore, although in most cases the issuer of CMOs will not supply additional collateral in the event of such prepayments, there will be sufficient collateral to secure CMOs that remain outstanding.

In 1983, the Federal Home Loan Mortgage Corporation began issuing CMOs. Since FHLMC CMOs are the general obligations of the FHLMC, it will be obligated to use its general funds to make payments thereon if payments generated by the underlying mortgages are insufficient to pay principal and interest in its CMOs. In addition, CMOs are issued by private entities, such as financial institutions, mortgage bankers and subsidiaries of homebuilding companies. The structural features of privately issued CMOs will vary considerably from issue to issue, and the Sub-Advisor will consider such features, together with the character of the underlying mortgage pool and the liquidity and credit rating of the issue. The Sub-Advisor will consider privately issued CMOs as possible investments only when the underlying mortgage collateral is insured, guaranteed or otherwise backed by the U.S. Government or one or more of its agencies or instrumentalities.

Several classes of securities are issued against a pool of mortgage collateral. The most common structure contains four classes of securities; the first three classes pay interest at their stated rates beginning with the issue date and the final class is typically an accrual class (or Z bond). The cash flows from the underlying mortgage collateral are applied first to pay interest and then to retire securities. The classes of securities are retired sequentially. All principal payments are directed first to the shortest-maturity class (or A bonds). When those securities are completely retired, all principal payments are then directed to the next-shortest-maturity security (or B bond). This process continues until all of the classes have been paid off. Because the cash flow is distributed sequentially instead of pro rata as with pass-through securities, the cash flows and average lives of CMOs are more predictable, and there is a period of time during which the investors into the longer maturity classes receive no principal paydowns.

One or more tranches of a CMO may have coupon rates that reset periodically at a specified increment over an index, such as the London Interbank Offered Rate ("LIBOR"). These adjustable rate tranches, known as "floating-rate CMOs," will be treated as Adjustable Rate Mortgage Securities ("ARMS"). Floating-rate CMOs may be backed by fixed-rate or adjustable-rate mortgages. Floating-rate CMOs are typically issued with lifetime "caps" on the coupon rate.

These caps, similar to the caps on ARMS, represent a ceiling beyond which the coupon rate may not be increased, regardless of increases in the underlying interest rate index.

As a matter of current policy that may be changed without shareholder approval, the Intermediate Term Government Income Fund will invest in a CMO tranche either for (1) interest rate hedging purposes subject to the adoption of monitoring and reporting procedures or (2) other purposes where the average tranche life would not change more than 6 years based upon a hypothetical change in time of purchase and on any subsequent test dates (at least annually) thereafter. Testing models employed must assume market interest rates and prepayment speeds at the time the standard is applied. Adjustable rate CMO tranches are exempted from the average life requirements if (i) the rate is reset at least annually,
(ii) the maximum rate is at least 3% higher than the rate at the time of purchase, and (iii) the rate varies directly with the index on which it is based and is not reset as a multiple of the change in such index.

Mortgage-related securities such as CMOs may not be readily marketable. To the extent any of these securities are not readily marketable in the judgment of the Sub-Advisor, the Bond Fund and the High Yield Fund may not invest more than 15% of total assets in such securities.

ADJUSTABLE RATE MORTGAGE SECURITIES ("ARMS"). Generally, adjustable rate mortgages have a specified maturity date and amortize principal over their life. In periods of declining interest rates there is a reasonable likelihood that ARMS will experience increased rates of prepayment of principal. However, the major difference between ARMS and fixed-rate mortgage securities is that the interest rate can and does change in accordance with movements in a particular, pre-specified, published interest rate index. There are two main categories of indices: those based on U.S. Treasury obligations and those derived from a calculated measure, such as a cost of funds index or a moving average of mortgage rates. The amount of interest on an adjustable rate mortgage is calculated by adding a specified amount to the applicable index, subject to limitations on the maximum and minimum interest that is charged during the life of the mortgage or to maximum and minimum changes to that interest rate during a given period.

The underlying mortgages which collateralize the ARMS will frequently have caps and floors which limit the maximum amount by which the loan rate to the residential borrower may change up or down (1) per reset or adjustment interval and (2) over the life of the loan. Some residential mortgage loans restrict periodic adjustments by limiting changes in the borrower's monthly principal and interest payments rather than limiting interest rate changes. These payment caps may result in negative amortization. The value of mortgage-related securities in which a Fund invests may be affected if market interest rates rise or fall faster and farther than the allowable caps or floors on the underlying residential mortgage loans. Additionally, even though the interest rates on the underlying residential mortgages are adjustable, amortization and prepayments may occur, thereby causing the effective maturities of the mortgage-related securities in which a Fund invests to be shorter than the maturities stated in the underlying mortgages.

INFLATION-INDEXED BONDS. The Intermediate Term Government Income Fund and the Bond Fund may invest in inflation-indexed bonds, which are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. Such bonds generally are issued at an interest rate lower than typical bonds, but are expected to retain their principal value over time. The interest rate on these bonds is fixed at issuance, but over the life of the bond this interest may be paid on an increasing principal value, which has been adjusted for inflation.

Inflation-indexed securities issued by the U.S. Treasury will initially have maturities of five or ten years, although it is anticipated that securities with other maturities will be issued in the future. The securities will pay interest on a semiannual basis, equal to a fixed percentage of the inflation-adjusted principal amount. For example, if a Fund purchased an inflation-indexed bond with a par value of $1,000 and a 3% real rate of return coupon (payable 1.5% semiannually), and inflation over the first six months were 1%, the mid-year par value of the bond would be $1,010 and the first semiannual interest payment would be $15.15 ($1,010 times 1.5%). If inflation during the second half of the year reached 3%, the end-of-year par value of the bond would be $1,030 and the second semiannual interest payment would be $15.45 ($1,030 times 1.5%).

If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. The Funds may also invest in other inflation related bonds, which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds.

While these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond's inflation measure.

The U.S. Treasury has only recently begun issuing inflation-indexed bonds. As such, there is no trading history of these securities, and there can be no assurance that a liquid market in these instruments will develop, although one is expected. Lack of a liquid market may impose the risk of higher transaction costs and the possibility that a Fund may be forced to liquidate positions when it would not be advantageous to do so. There also can be no assurance that the U.S. Treasury will issue any particular amount of inflation-indexed bonds. Certain foreign governments, such as the United Kingdom, Canada and Australia, have a longer history of issuing inflation-indexed bonds, and there may be a more liquid market in certain of these countries for these securities.

The periodic adjustment of U.S. inflation-indexed bonds is tied to the Consumer Price Index for Urban Consumers ("CPI-U"), which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.

Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

REPURCHASE AGREEMENTS. Repurchase agreements are transactions by which a Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed upon time and price, thereby determining the yield during the term of the agreement. In the event of a bankruptcy or other default of the seller of a repurchase agreement, a Fund could experience both delays in liquidating the underlying security and losses. To minimize these possibilities, each Fund intends to enter into repurchase agreements only with its Custodian, with banks having assets in excess of $10 billion and with broker-dealers who are recognized as primary dealers in U.S. Government obligations by the Federal Reserve Bank of New York. The Funds will enter into repurchase agreements that are collateralized by U.S. Government obligations. Collateral for repurchase agreements is held in safekeeping in the customer-only account of the Funds' Custodian at the Federal Reserve Bank. At the time a Fund enters into a repurchase agreement, the value of the collateral, including accrued interest, will equal or exceed the value of the repurchase agreement and, in the case of a repurchase agreement exceeding one day, the seller agrees to maintain sufficient collateral so that the value of the underlying collateral, including accrued interest, will at all times equal or exceed the value of the repurchase agreement. The Short Term Government Income Fund, the Intermediate Term Government Income Fund, the Institutional Government Income Fund and the Money Market Fund will not enter into a repurchase agreement not terminable within seven days if, as result thereof, more than 10% of the value of its net assets would be invested in such securities and other illiquid securities. The Bond Fund and the High Yield Fund will not enter into a repurchase agreement not terminable within seven days if, as a result thereof, more than 15% of the value of its net assets would be invested in such securities and other illiquid securities.

Although the securities subject to a repurchase agreement might bear maturities exceeding one year, settlement for the repurchase would never be more than one year after the Fund's acquisition of the securities and normally would be within a shorter period of time. The resale price will be in excess of the purchase price, reflecting an agreed upon market rate effective for the period of time the Fund's money will be invested in the securities, and will not be related to the coupon rate of the purchased security.

For purposes of the 1940 Act, a repurchase agreement is deemed to be a loan from a Fund to the seller subject to the repurchase agreement and is therefore subject to that Fund's investment restriction applicable to loans. It is not clear whether a court would consider the securities purchased by a Fund subject to a repurchase agreement as being owned by that Fund or as being collateral for a loan by the Fund to the seller. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the securities before repurchase of the security under a repurchase agreement, a Fund may encounter delay and incur costs before being able to sell the security. Delays may involve loss of interest or decline in price of the security. If a court characterized the transaction as a loan and a Fund has not perfected a security interest in the security, that Fund may be required to return the security to the seller's estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, a Fund would be at the risk of losing some or all of the principal and income involved in the transaction. As with any unsecured debt obligation purchased for a Fund, the Sub-Advisor seeks to minimize the risk of loss through repurchase agreements by analyzing the creditworthiness of the obligor, in this case, the seller. Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the security, in which case a Fund may incur a loss if the proceeds to that Fund of the sale of the security to a third party are less than the repurchase price. However, if the market value of the securities subject to the repurchase agreement becomes less than the repurchase price (including interest), the Fund involved will direct the seller of the security to deliver additional securities so that the market value of all securities subject to the repurchase agreement will equal or exceed the repurchase price. It is possible that a Fund will be unsuccessful in seeking to enforce the seller's contractual obligation to deliver additional securities.

LOANS OF PORTFOLIO SECURITIES. The Money Market Fund, the Institutional Government Income Fund, the High Yield Fund and the Bond Fund may each lend its portfolio securities. The Institutional Government Income Fund may make short term loans of its portfolio securities to banks, brokers and dealers and will limit the amount of its loans to no more than 25% of its net assets. Each of the Money Market Fund, the High Yield Fund and the Bond Fund will not make loans to other persons if, as a result, more than one-third of the value of its total assets would be subject to such loans. Each Fund's lending policies may not be changed without the affirmative vote of a majority of its outstanding shares.

Lending portfolio securities exposes a Fund to the risk that the borrower may fail to return the loaned securities or may not be able to provide additional collateral or that the Fund may experience delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails financially. To minimize these risks, the borrower must agree to maintain collateral marked to market daily, in the form of cash and/or liquid securities, with the Fund's Custodian in an amount at least equal to the market value of the loaned securities.

Under applicable regulatory requirements (which are subject to change), the loan collateral must, on each business day, at least equal the value of the loaned securities. To be acceptable as collateral, letters of credit must obligate a bank to pay amounts demanded by a Fund if the demand meets the terms of the letter. Such terms and the issuing bank must be satisfactory to the Fund. The Fund receives amounts equal to the interest on loaned securities and also receives one or more of (a) negotiated loan fees, (b) interest on securities used as collateral, or (c) interest on short-term debt securities purchased with such collateral; either type of interest may be shared with the borrower. The Funds may also pay fees to placing brokers as well as custodian and administrative fees in connection with loans. Fees may only be paid to a placing broker provided that the Trustees determine that the fee paid to the placing broker is reasonable and based solely upon services rendered, that the Trustees separately consider the propriety of any fee shared by the placing broker with the borrower, and that the fees are not used to compensate the Advisor, the Sub-Advisor or any affiliated person of the Trust or an affiliated person of the Advisor, the Sub-Advisor or other affiliated person. The terms of the Funds' loans must meet applicable tests under the Internal Revenue Code and permit the Fund to reacquire loaned securities on five days' notice or in time to vote on any important matter.

BORROWING AND PLEDGING. As a temporary measure for extraordinary or emergency purposes, the Short Term Government Income Fund and the Intermediate Term Government Income Fund may each borrow money from banks or other persons in an amount not exceeding 10% of its total assets. Each Fund may pledge assets in connection with borrowings but will not pledge more than 15% of its total assets. Each Fund will not make any additional purchases of portfolio securities if outstanding borrowings exceed 5% of the value of its total assets.

Each of the High Yield Fund and the Bond Fund may borrow money from banks or other persons in an amount not exceeding 10% of its total assets, as a temporary measure for extraordinary or emergency purposes. Each Fund may pledge assets in connection with borrowings but will not pledge more than 10% of its total assets. Each Fund will not make any additional purchases of portfolio securities if outstanding borrowings exceed 5% of the value of its total assets.

The Institutional Government Income Fund may borrow money from banks (provided there is 300% asset coverage) or from banks or other persons for temporary purposes (in an amount not exceeding 5% of its total assets). The Fund will not make any borrowing which would cause its outstanding borrowings to exceed one third of the value of its total assets. The Fund may pledge assets in connection with borrowings but will not pledge more than one third of its total assets. The Fund will not make any additional purchases of portfolio securities if outstanding borrowings exceed 5% of the value of its total assets.

The Money Market Fund may borrow from banks or from other lenders (provided there is 300% asset coverage) for temporary or emergency purposes and to meet redemptions and may pledge assets to secure such borrowings. The Money Market Fund will not make any borrowing which would cause its outstanding borrowings to exceed one-third of the value of its total assets. As a matter of operating policy, the Money Market Fund does not intend to purchase securities for investment during periods when the sum of bank borrowings exceed 5% of its total assets. This operating policy is not fundamental and may be changed without shareholder notification.

Borrowing magnifies the potential for gain or loss on a Fund's portfolio securities and, therefore, if employed, increases the possibility of fluctuation in its net asset value. This is the speculative factor known as leverage. To reduce the risks of borrowing, each Fund will limit its borrowings as described above. Each Fund's policies on borrowing and pledging are fundamental policies which may not be changed without the affirmative vote of a majority of its outstanding shares.

The 1940 Act requires the Funds to maintain asset coverage of at least 300% for all borrowings, and should such asset coverage at any time fall below 300%, the Fund would be required to reduce its borrowings within three days to the extent necessary to meet the requirements of the 1940 Act. To reduce its borrowings, a Fund might be required to sell securities at a time when it would be disadvantageous to do so. In addition, because interest on money borrowed is a Fund expense that it would not otherwise incur, a Fund may have less net investment income during periods when its borrowings are substantial. The interest paid by a Fund on borrowings may be more or less than the yield on the securities purchased with borrowed funds, depending on prevailing market conditions.

BANK DEBT INSTRUMENTS. Bank debt instruments in which the Funds may invest consist of certificates of deposit, bankers' acceptances and time deposits issued by national banks and state banks, trust companies and mutual savings banks, or of banks or institutions the accounts of which are insured by the Federal Deposit Insurance Corporation or the Federal Savings and Loan Insurance Corporation. Certificates of deposit are negotiable certificates evidencing the indebtedness of a commercial bank to repay funds deposited with it for a definite period of time (usually from fourteen days to one year) at a stated or variable interest rate. Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft which has been drawn on it by a customer, which instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity. Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Investments in time deposits maturing in more than seven days will be subject to each Fund's restrictions on illiquid investments (see "Investment Limitations").

The Money Market Fund and the Bond Fund may also invest in certificates of deposit, bankers' acceptances and time deposits issued by foreign branches of national banks. Eurodollar certificates of deposit are negotiable U.S. dollar denominated certificates of deposit issued by foreign branches of major U.S. commercial banks. Eurodollar bankers' acceptances are U.S. dollar denominated bankers' acceptances "accepted" by foreign branches of major U.S. commercial banks. Investments in the obligations of foreign branches of U.S. commercial banks may be subject to special risks, including future political and economic developments, imposition of withholding taxes on income, establishment of exchange controls or other restrictions, less governmental supervision and the lack of uniform accounting, auditing and financial reporting standards that might affect an investment adversely. Payment of interest and principal upon these obligations may also be affected by governmental action in the country of domicile of the branch (generally referred to as sovereign risk). In addition, evidences of ownership of portfolio securities may be held outside of the U.S. and the Funds may be subject to the risks associated with the holding of such property overseas. Various provisions of federal law governing the establishment and operation of domestic branches do not apply to foreign branches of domestic banks. The Sub-Advisor, subject to the overall supervision of the Board of Trustees, carefully considers these factors when making investments. The Funds do not limit the amount of their assets which can be invested in any one type of instrument or in any foreign country in which a branch of a U.S. bank or the parent of a U.S. branch is located. Investments in obligations of foreign banks are subject to the overall limit of 25% of total assets which may be invested in a single industry.

COMMERCIAL PAPER. Commercial paper consists of short-term, (usually from 1 to 270 days) unsecured promissory notes issued by U.S. corporations in order to finance their current operations. Certain notes may have floating or variable rates. Variable and floating rate notes with a demand notice period exceeding seven days will be subject to a Fund's restrictions on illiquid investments (see "Investment Limitations") unless, in the judgment of the Sub-Advisor, subject to the direction of the Board of Trustees, such note is liquid.

VARIABLE RATE DEMAND INSTRUMENTS. The Funds may purchase variable rate demand instruments. Variable rate demand instruments that the Funds will purchase are variable amount master demand notes that provide for a periodic adjustment in the interest rate paid on the instrument and permit the holder to demand payment of the unpaid principal balance plus accrued interest at specified intervals upon a specific number of days' notice either from the issuer or by drawing on a bank letter of credit, a guarantee, insurance or other credit facility issued with respect to such instrument.

The variable rate demand instruments in which the Funds may invest are payable on not more than thirty calendar days' notice either on demand or at specified intervals not exceeding thirteen months depending upon the terms of the instrument. The terms of the instruments provide that interest rates are adjustable at intervals ranging from daily to up to thirteen months and their adjustments are based upon the prime rate of a bank or another appropriate interest rate adjustment index as provided in the respective instruments. Each Fund may only purchase variable rate demand instruments which have received a short-term rating meeting that Fund's quality standards from an NRSRO or unrated variable rate demand instruments determined by the Sub-Advisor to be of comparable quality. If such an instrument does not have a demand feature exercisable by a Fund in the event of default in the payment of principal or interest on the underlying securities, then the Fund will also require that the instrument have a rating as long-term debt in one of the top two categories by any NRSRO. The Sub-Advisor may determine that an unrated variable rate demand instrument meets a Fund's quality criteria if it is backed by a letter of credit or guarantee or insurance or other credit facility that meets the quality criteria for the Fund or on the basis of a credit evaluation of the underlying obligor. If an instrument is ever deemed to not meet a Fund's quality standards, such Fund either will sell it in the market or exercise the demand feature as soon as practicable.

Each Fund will not invest more than 10% of its net assets (or 15% of net assets with respect to the Bond Fund and the High Yield Fund) in variable rate demand instruments as to which it cannot exercise the demand feature on not more than seven days' notice if it is determined that there is no secondary market available for these obligations and all other illiquid securities. The Funds intend to exercise the demand repurchase feature only (1) upon a default under the terms of the bond documents, (2) as needed to provide liquidity to a Fund in order to make redemptions of its shares, or (3) to maintain the quality standards of a Fund's investment portfolio.

While the value of the underlying variable rate demand instruments may change with changes in interest rates generally, the variable rate nature of the underlying variable rate demand instruments should minimize changes in value of the instruments. Accordingly, as interest rates decrease or increase, the potential for capital depreciation is less than would be the case with a portfolio of fixed income securities. Each Fund may hold variable rate demand instruments on which stated minimum or maximum rates, or maximum rates set by state law, limit the degree to which interest on such variable rate demand instruments may fluctuate; to the extent it does, increases or decreases in value may be somewhat greater than would be the case without such limits. Because the adjustment of interest rates on the variable rate demand instruments is made in relation to movements of the applicable banks' "prime rate," or other interest rate adjustment index, the variable rate demand instruments are not comparable to long-term fixed rate securities. Accordingly, interest rates on the variable rate demand instruments may be higher or lower than current market rates for fixed rate obligations or obligations of comparable quality with similar maturities.

RESTRICTED SECURITIES. The Money Market Fund, the High Yield Fund and the Bond Fund may each invest up to 10% of their total assets in restricted securities. Restricted securities cannot be sold to the public without registration under the Securities Act of 1933. The absence of a trading market can make it difficult to ascertain a market value of illiquid investments. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses. Restricted securities generally can be sold in a privately negotiated transaction, pursuant to an exemption from registration under the Securities Act of 1933, or in a registered public offering. Where registration is required, a Fund may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, a Fund might obtain a less favorable price than prevailed when it decided to seek registration of the shares. However, in general, the Funds anticipate holding restricted securities to maturity or selling them in an exempt transaction.

ASSET-BACKED SECURITIES. The Intermediate Term Government Income Fund may invest in various types of adjustable rate securities in the form of asset-backed securities issued or guaranteed by U.S. Government agencies or instrumentalities. The securitization techniques used in the context of asset-backed securities are similar to those used for mortgage-related securities. Thus, through the use of trusts and special purpose corporations, various types of receivables are securitized in pass-through structures similar to the mortgage pass-through structures described above or in a pay-through structure similar to the CMO structure. In general, collateral supporting asset-backed securities has shorter maturities than mortgage loans and has been less likely to experience substantial prepayment.

The Fund's investments in asset-backed securities may include pass-through securities collateralized by Student Loan Marketing Association ("SLMA") guaranteed loans whose interest rates adjust in much the same fashion as described above with respect to ARMS. The underlying loans are originally made by private lenders and are guaranteed by the SLMA. It is the guaranteed loans that constitute the underlying financial assets in these asset-backed securities. There may be other types of asset-backed securities that are developed in the future in which the Funds may invest.

The Bond Fund may invest in certain asset-backed securities such as securities whose assets consist of a pool of motor vehicle retail installment sales contracts and security interests in the vehicles securing the contracts or a pool of credit card loan receivables.

MUNICIPAL SECURITIES. The Money Market Fund and the Bond Fund may invest in taxable and tax-exempt municipal securities. Municipal securities consist of (i) debt obligations issued by or on behalf of public authorities to obtain funds to be used for various public facilities, for refunding outstanding obligations, for general operating expenses, and for lending such funds to other public institutions and facilities; and (ii) certain private activity and industrial development bonds issued by or on behalf of public authorities to obtain funds to provide for the construction, equipment, repair, or improvement of privately operated facilities. Municipal notes include general obligation notes, tax anticipation notes, revenue anticipation notes, bond anticipation notes, certificates of indebtedness, demand notes and construction loan notes and participation interests in municipal notes. Municipal bonds include general obligation bonds, revenue or special obligation bonds, private activity and industrial development bonds, and participation interests in municipal bonds. General obligation bonds are backed by the taxing power of the issuing municipality. Revenue bonds are backed by the revenues of a project or facility. The payment of principal and interest on private activity and industrial development bonds generally is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment.

GUARANTEED INVESTMENT CONTRACTS. The Money Market Fund may make investments in obligations issued by highly rated U.S. insurance companies, such as guaranteed investment contracts and similar funding agreements (collectively "GICs"). A GIC is a general obligation of the issuing insurance company and not a separate account. Under these contracts, the Fund makes cash contributions to a deposit fund of the insurance company's general account. The insurance company then credits to the Fund on a monthly basis guaranteed interest which is based on an index. The GICs provide that this guaranteed interest will not be less than a certain minimum rate. GIC investments that do not provide for payment within seven days after notice are subject to the Fund's policy regarding investments in illiquid securities.

PRIVATE PLACEMENT INVESTMENTS. The Money Market Fund, the High Yield Fund and the Bond Fund may invest in commercial paper issued in reliance on the exemption from registration afforded by Section 4(2) of the Securities Act of 1933.
Section 4(2) commercial paper is restricted as to disposition under federal securities laws and is generally sold to institutional investors who agree that they are purchasing the paper for investment purposes and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) commercial paper is normally resold to other institutional investors through or with the assistance of the issuer or investment dealers who make a market in Section 4(2) commercial paper, thus providing liquidity. The Sub-Advisor believes that Section 4(2) commercial paper and possibly certain other restricted securities which meet the criteria for liquidity established by the Trustees are quite liquid. The Funds intend therefore, to treat the restricted securities which meet the criteria for liquidity established by the Trustees, including Section 4(2) commercial paper, as determined by the Sub-Advisor, as liquid and not subject to the investment limitation applicable to illiquid securities. In addition, because Section 4(2) commercial paper is liquid, the Funds do not intend to subject such paper to the limitation applicable to restricted securities.

The ability of the Board of Trustees to determine the liquidity of certain restricted securities is permitted under a position of the staff of the Securities and Exchange Commission set forth in the adopting release for Rule 144A under the Securities Act of 1933 (the "Rule"). The Rule is a nonexclusive safe-harbor for certain secondary market transactions involving securities subject to restrictions on resale under federal securities laws. The Rule provides an exemption from registration for resales of otherwise restricted securities to qualified institutional buyers. The Rule was expected to further enhance the liquidity of the secondary market for securities eligible for resale under Rule 144A. The staff of the Securities and Exchange Commission has left the question of determining the liquidity of all restricted securities to the Trustees. The Trustees consider the following criteria in determining the liquidity of certain restricted securities (including Section 4(2) commercial paper): the frequency of trades and quotes for the security; the number of dealers willing to purchase or sell the security and the number of other potential buyers; dealer undertakings to make a market in the security; and the nature of the security and the nature of the marketplace trades. The Trustees have delegated to the Sub-Advisor the daily function of determining and monitoring the liquidity of restricted securities pursuant to the above criteria and guidelines adopted by the Board of Trustees. The Trustees will monitor and periodically review the Sub-Advisor's selection of Rule 144A and Section 4(2) commercial paper as well as any determinations as to its liquidity.

LOAN PARTICIPATIONS. The Bond Fund may invest, subject to an overall 30% limit on loans, in loan participations, typically made by a syndicate of banks to U.S. and non-U.S. corporate or governmental borrowers for a variety of purposes. The underlying loans may be secured or unsecured, and will vary in term and legal structure. When purchasing such instruments, the Fund may assume the credit risks associated with the original bank lender as well as the credit risks associated with the borrower. Investments in loan participations present the possibility that the Fund could be held liable as a co-lender under emerging legal theories of lender liability. In addition, if the loan is foreclosed, the Fund could be part owner of any collateral, and could bear the costs and liabilities of owning and disposing of the collateral. Loan participations are generally not rated by major rating agencies and may not be protected by securities laws. Also, loan participations are generally considered to be illiquid and are therefore subject to the Fund's overall 15% limitation on illiquid securities.

ZERO COUPON BONDS. The Bond Fund is permitted to purchase zero coupon securities ("zero coupon bonds"). Zero coupon bonds are purchased at a discount from the face amount because the buyer receives only the right to receive a fixed payment on a certain date in the future and does not receive any periodic interest payments. The effect of owning instruments which do not make current interest payments is that a fixed yield is earned not only on the original investment but also, in effect, on all discount accretion during the life of the obligations. This implicit reinvestment of earnings at the same rate eliminates the risk of being unable to reinvest distributions at a rate as high as the implicit yields on the zero coupon bond, but at the same time eliminates the holder's ability to reinvest at higher rates in the future. For this reason, zero coupon bonds are subject to substantially greater price fluctuations during periods of changing market interest rates than are comparable securities which pay interest currently, which fluctuation increases the longer the period to maturity. Although zero coupon bonds do not pay interest to holders prior to maturity, federal income tax law requires the Fund to recognize as interest income a portion of the bond's discount each year and this income must then be distributed to shareholders along with other income earned by the Fund. To the extent that any shareholders in the Fund elect to receive their dividends in cash rather than reinvest such dividends in additional shares, cash to make these distributions will have to be provided from the assets of the Fund or other sources such as proceeds of sales of Fund shares and/or sale of portfolio securities. In such cases, the Fund will not be able to purchase additional income-producing securities with cash used to make such distributions and its current income may ultimately be reduced as a result.

LOWER RATED AND UNRATED SECURITIES. The High Yield Fund and the Bond Fund may invest in higher yielding (and, therefore, higher risk), lower rated fixed-income securities, including investment-grade securities, junk bonds and unrated securities. Securities rated in the fourth highest category by S&P or Moody's, BBB and Baa, respectively, although considered investment grade, may possess speculative characteristics, and changes in economic or other conditions are more likely to impair the ability of issuers of these securities to make interest and principal payments than is the case with respect to issuers of higher grade bonds.

Generally, medium or lower-rated securities and unrated securities of comparable quality, sometimes referred to as "junk bonds," offer a higher current yield than is offered by higher rated securities, but also (i) will likely have some quality and protective characteristics that, in the judgment of the rating organizations, are outweighed by large uncertainties or major risk exposures to adverse conditions and (ii) are predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. The yield of junk bonds will fluctuate over time.

The market values of certain of these securities also tend to be more sensitive to individual corporate developments and changes in economic conditions than higher quality bonds. In addition, medium and lower rated securities and comparable unrated securities generally present a higher degree of credit risk. The risk of loss due to default by these issuers is significantly greater because medium and lower-rated securities and unrated securities of comparable quality generally are unsecured and frequently are subordinated to the prior payment of senior indebtedness. Since the risk of default is higher for lower rated debt securities, the Sub-Advisor's research and credit analysis are an especially important part of managing securities of this type held by a Fund. In light of these risks, the Sub-Advisor, in evaluating the creditworthiness of an issue, whether rated or unrated, will take various factors into consideration, which may include, as applicable, the issuer's financial resources, its sensitivity to economic conditions and trends, the operating history of and the community support for the facility financed by the issue, the ability of the issuer's management and regulatory matters.

In addition, the market value of securities in lower-rated categories is more volatile than that of higher quality securities, and the markets in which medium and lower-rated or unrated securities are traded are more limited than those in which higher rated securities are traded. The existence of limited markets may make it more difficult for the Funds to obtain accurate market quotations for purposes of valuing their respective portfolios and calculating their respective net asset values. Moreover, the lack of a liquid trading market may restrict the availability of securities for the Funds to purchase and may also have the effect of limiting the ability of a Fund to sell securities at their fair value either to meet redemption requests or to respond to changes in the economy or the financial markets.

Lower-rated debt obligations also present risks based on payment expectations. If an issuer calls the obligation for redemption, a Fund may have to replace the security with a lower yielding security, resulting in a decreased return for shareholders. Also, as the principal value of bonds moves inversely with movements in interest rates, in the event of rising interest rates the value of the securities held by a Fund may decline relatively proportionately more than a portfolio consisting of higher rated securities. If a Fund experiences unexpected net redemptions, it may be forced to sell its higher rated bonds, resulting in a decline in the overall credit quality of the securities held by the Fund and increasing the exposure of the Fund to the risks of lower rated securities.

Subsequent to its purchase by a Fund, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither event will require sale of the security by the Fund, but the Sub-Advisor will consider this event in its determination of whether the Fund should continue to hold the security.

While the market for high yield corporate debt securities has been in existence for many years and has weathered previous economic downturns, the 1980's brought a dramatic increase in the use of such securities to fund highly leveraged corporate acquisitions and restructuring. Past experience may not provide an accurate indication of future performance of the high yield bond market, especially during periods of economic recession. In fact, from 1989 to 1991, the percentage of lower-rated debt securities that defaulted rose significantly above prior levels.

The market for lower-rated debt securities may be thinner and less active than that for higher rated debt securities, which can adversely affect the prices at which the former are sold. If market quotations are not available, lower-rated debt securities will be valued in accordance with procedures established by the Board of Trustees, including the use of outside pricing services. Judgment plays a greater role in valuing high yield corporate debt securities than is the case for securities for which more external sources for quotations and last sale information is available. Adverse publicity and changing investor perception may affect the ability of outside pricing services to value lower-rated debt securities and the ability to dispose of these securities.

In considering investments for a Fund, the Sub-Advisor will attempt to identify those issuers of high yielding debt securities whose financial condition is adequate to meet future obligations, has improved or is expected to improve in the future. The Sub-Advisor's analysis focuses on relative values based on such factors as interest or dividend coverage, asset coverage, earnings prospects and the experience and managerial strength of the issuer.

A Fund may choose, at its expense or in conjunction with others, to pursue litigation or otherwise exercise its rights as a security holder to seek to protect the interest of security holders if it determines this to be in the best interest of the Fund.

MAJORITY. The term "majority" of the outstanding shares of the Trust (or of any Fund) means the lesser of (1) 67% or more of the outstanding shares of the Trust (or the applicable Fund) present at a meeting, if the holders of more than 50% of the outstanding shares of the Trust (or the applicable Fund) are present or represented at such meeting or (2) more than 50% of the outstanding shares of the Trust (or the applicable Fund).

QUALITY RATINGS OF FIXED-INCOME OBLIGATIONS
-------------------------------------------

CORPORATE BONDS

Moody's  Investors  Service,  Inc.  provides the following  descriptions  of its
--------------------------------------------------------------------------------
corporate bond ratings:
----------------------

     Aaa - "Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as 'gilt edge.' Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues."

     Aa - "Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities."

     A - "Bonds which are rated A possess many favorable investment attributes and are considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future."

     Baa  -  "Bonds  which  are  rated  Baa  are   considered  as  medium  grade
obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well."

     Ba - "Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterize bonds in this class."

     B - "Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small."

     Caa - "Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest."

     Ca - "Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings."

     C - "Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing."

Standard & Poor's  Ratings  Group  provides the  following  descriptions  of its
--------------------------------------------------------------------------------
corporate bond ratings:
----------------------

     AAA - "Debt rated AAA has the highest rating assigned by Standard & Poor's to a debt obligation. Capacity to pay interest and repay principal is extremely strong."

     AA - "Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree."

     A - "Debt rated A has strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories."

     BBB - "Debt rated BBB is regarded as having adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories."

     BB - "Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB rating."

     B - "Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating."

     CCC - "Debt rated CCC has a currently identifiable vulnerability to default and is dependent upon favorable business, financial or economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest or repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating."

     CC - "The rating CC is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating."

     C - "The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy has been filed but debt service payments are continued."

     CI - "The rating CI is reserved for income bonds on which no interest is being paid."

     D - "Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition and debt service payments are jeopardized."

Fitch IBCA, Duff & Phelps  provides the following  descriptions of its corporate
--------------------------------------------------------------------------------
bond ratings:
------------

     AAA - "AAA ratings denote the lowest expectation of credit risk. They are assigned only in cases of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events."

     AA - "AA ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events."

     A - "A ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings."

     BBB - "BBB ratings indicate that there is currently a low expectation of credit risk. Capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment grade category."

     BB - "BB ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade."

     B - "B ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment."

     CCC, CC, C - "Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A 'CC' rating indicates that default of some kind appears probable. 'C' ratings signal imminent default."

     DDD, DD and D - "Securities have defaulted on some or all of their obligations. 'DDD' designates the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. For U.S. corporates, for example, 'DD' indicates potential recovery of 50%-90% of such outstanding, and 'D' the lowest recovery potential, i.e. below 50%."

Thomson  BankWatch  provides the following  descriptions  of its corporate  bond
--------------------------------------------------------------------------------
ratings:
-------

     AAA - "Indicates that the ability to repay principal and interest on a timely basis is extremely high."

     AA - "Indicates a very strong ability to repay principal and interest on a timely basis, with limited incremental risk compared to issues rated in the highest category."

     A - "Indicates the ability to repay principal and interest is strong. Issues rated A could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings."

     BBB - "The lowest investment-grade category; indicates an acceptable capacity to repay principal and interest. BBB issues are more vulnerable to adverse developments (both internal and external) than obligations with higher ratings."

     BB - "While not investment grade, the BB rating suggests that the likelihood of default is considerably less than for lower-rated issues. However, there are significant uncertainties that could affect the ability to adequately service debt obligations."

     B - "Issues rated B show a higher degree of uncertainty and therefore greater likelihood of default than higher-rated issues. Adverse developments could negatively affect the payment of interest and principal on a timely basis."

     CCC - "Issues rated CCC clearly have a high likelihood of default, with little capacity to address further adverse changes in financial circumstances."

     CC - "CC is applied to issues that are subordinate to other obligations rated CCC and are afforded less protection in the event of bankruptcy or reorganization."

     D - "Default."

CORPORATE NOTES

Moody's  Investors  Service,  Inc.  provides the following  descriptions  of its
--------------------------------------------------------------------------------
corporate note ratings:
----------------------

MIG-1 "Notes which are rated MIG-1 are judged to be of the best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing."

MIG-2 "Notes which are rated MIG-2 are judged to be of high quality. Margins of protection are ample although not so large as in the preceding group."

Standard & Poor's  Ratings  Group  provides the  following  descriptions  of its
--------------------------------------------------------------------------------
corporate note ratings:
----------------------

SP-1 "Debt rated SP-1 has very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation."

SP-2 "Debt rated SP-2 has satisfactory capacity to pay principal and interest."

COMMERCIAL PAPER

Description of Commercial Paper Ratings of Moody's Investors Service, Inc.:
--------------------------------------------------------------------------

Prime-1   "Superior   capacity   for   repayment   of   short-term    promissory
          obligations."

Prime-2   "Strong capacity for repayment of short-term promissory obligations."

Prime-3   "Acceptable   ability   for   repayment   of   short-term   promissory
          obligations."

Description of Commercial Paper Ratings of Standard & Poor's Ratings Group:
--------------------------------------------------------------------------

A-1 "This designation indicates that the degree of safety regarding timely payment is very strong."

A-2 "Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as overwhelming as for issues designated A-1."

A-3 "Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations."

Description of Commercial Paper Ratings of Fitch IBCA, Duff & Phelps:
---------------------------------------------------------------------

F-1 - "Indicates the strongest capacity for timely payments of financial commitments."

F-2 - "Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings."

Description of Commercial Paper Ratings of Thomson BankWatch:
------------------------------------------------------------

TBW-1 - "The highest category; indicates a very high likelihood that principal and interest will be paid on a timely basis."

TBW-2 - "The second highest category; while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated TBW-1."

TBW-3 - "The lowest investment-grade category; indicates that while the obligation is more susceptible to adverse developments (both internal and external) than those with higher ratings, the capacity to service principal and interest in a timely fashion is considered adequate."

TBW-4 - "The lowest rating category; this rating is regarded as non-investment grade and therefore speculative."

INVESTMENT LIMITATIONS
----------------------

The Trust has adopted certain fundamental investment limitations designed to reduce the risk of an investment in the Funds. These limitations may not be changed with respect to any Fund without the affirmative vote of a majority of the outstanding shares of that Fund.

THE LIMITATIONS APPLICABLE TO THE HIGH YIELD FUND AND THE BOND FUND ARE:

As a matter of fundamental policy, neither Fund may:

     1. Borrow money or mortgage or hypothecate assets of the Fund, except that in an amount not to exceed 1/3 of the current value of the Fund's net assets, it may borrow money (including through reverse repurchase agreements, forward roll transactions involving mortgage-backed securities or other investment techniques entered into for the purpose of leverage), and except that it may pledge, mortgage or hypothecate not more than 1/3 of such assets to secure such borrowings, provided that collateral arrangements with respect to options and futures, including deposits of initial deposit and variation margin, are not considered a pledge of assets for purposes of this restriction and except that assets may be pledged to secure letters of credit solely for the purpose of participating in a captive insurance company sponsored by the Investment Company Institute; for additional related restrictions, see paragraph 1 under the list of the Funds' nonfundamental restrictions.

     2. Underwrite securities issued by other persons except insofar as the Funds may technically be deemed an underwriter under the 1933 Act in selling a portfolio security;

     3. Make loans to other persons except: (a) through the lending of a Fund's portfolio securities and provided that any such loans not exceed 30% of the Fund's total assets (taken at market value); (b) through the use of repurchase agreements or the purchase of short term obligations; or (c) by purchasing a portion of an issue of debt securities of types distributed publicly or privately;

     4. Purchase or sell real estate (including limited partnership interests but excluding securities secured by real estate or interests therein), interests in oil, gas or mineral leases, commodities or commodity contracts (except futures and option contracts) in the ordinary course of business (except that a Fund may hold and sell, for the Fund's portfolio, real estate acquired as a result of the Fund's ownership of securities);

     5. Concentrate its investments in any particular industry (excluding U.S. Government securities), but if it is deemed appropriate for the achievement of a Fund's investment objective(s), up to 25% of its total assets may be invested in any one industry;

     6. Issue any senior security (as that term is defined in the 1940 Act) if such issuance is specifically prohibited by the 1940 Act or the rules and regulations promulgated thereunder, provided that collateral arrangements with respect to options and futures, including deposits of initial deposit and variation margin, are not considered to be the issuance of a senior security for purposes of this restriction; and

     7. With respect to 75% of its total assets taken at market value, invest in assets other than cash and cash items (including receivables), U.S.
Government securities, securities of other investment companies and other securities for purposes of this calculation limited in respect of any one issuer to an amount not greater in value than 5% of the value of the total assets of the Fund and to not more than 10% of the outstanding voting securities of such issuer.

THE FOLLOWING INVESTMENT LIMITATIONS OF THE HIGH YIELD FUND AND THE BOND FUND ARE NONFUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.

Each Fund (or the Trust, on behalf of each Fund) will not as a matter of "operating policy" (changeable by the Board of Trustees without a shareholder vote):

     1. Borrow money (including through reverse repurchase agreements or forward roll transactions involving mortgage-backed securities or similar investment techniques entered into for leveraging purposes), except that the Fund may borrow for temporary or emergency purposes up to 10% of its total assets; provided, however, that no Fund may purchase any security while outstanding borrowings exceed 5%;

     2. Pledge, mortgage or hypothecate for any purpose in excess of 10% of a Fund's total assets (taken at market value), provided that collateral arrangements with respect to options and futures, including deposits of initial deposit and variation margin, and reverse repurchase agreements are not considered a pledge of assets for purposes of this restriction;

     3. Purchase any security or evidence of interest therein on margin, except that such short-term credit as may be necessary for the clearance of purchases and sales of securities may be obtained and except that deposits of initial deposit and variation margin may be made in connection with the purchase, ownership, holding or sale of futures;

     4. Sell any security which it does not own unless by virtue of its ownership of other securities it has at the time of sale a right to obtain securities, without payment of further consideration, equivalent in kind and amount to the securities sold and provided that if such right is conditional the sale is made upon the same conditions;

     5.   Invest for the purpose of exercising control or management;

     6. Purchase securities issued by any investment company except by purchase in the open market where no commission or profit to a sponsor or dealer results from such purchase other than the customary broker's commission, or except when such purchase, though not made in the open market, is part of a plan of merger or consolidation; provided, however, that securities of any investment company will not be purchased for a Fund if such purchase at the time thereof would cause: (a) more than 10% of the Fund's total assets (taken at the greater of cost or market value) to be invested in the securities of such issuers; (b) more than 5% of the Fund's total assets (taken at the greater of cost or market value) to be invested in any one investment company; or (c) more than 3% of the outstanding voting securities of any such issuer to be held for the Fund; provided further that, except in the case of a merger or consolidation, the Fund shall not purchase any securities of any open-end investment company unless the Fund (1) waives the investment advisory fee, with respect to assets invested in other open-end investment companies and (2) incurs no sales charge in connection with the investment;

     7. Invest more than 15% of a Fund's net assets (taken at the greater of cost or market value) in securities that are illiquid or not readily marketable (defined as a security that cannot be sold in the ordinary course of business within seven days at approximately the value at which the Fund has valued the security) not including (a) Rule 144A securities that have been determined to be liquid by the Board of Trustees; and (b) commercial paper that is sold under section 4(2) of the 1933 Act which is not traded flat or in default as to interest or principal and either (i) is rated in one of the two highest categories by at least two nationally recognized statistical rating organizations and the Fund's Board of Trustees has determined the commercial paper to be liquid; or (ii) is rated in one of the two highest categories by one nationally recognized statistical rating agency and the Fund's Board of Trustees has determined that the commercial paper is equivalent quality and is liquid;

     8. Invest more than 10% of a Fund's total assets in securities that are restricted from being sold to the public without registration under the 1933 Act (other than Rule 144A Securities deemed liquid by the Fund's Board of Trustees);

     9. Purchase securities of any issuer if such purchase at the time thereof would cause the Fund to hold more than 10% of any class of securities of such issuer, for which purposes all indebtedness of an issuer shall be deemed a single class and all preferred stock of an issuer shall be deemed a single class, except that futures or option contracts shall not be subject to this restriction;

     10. Make short sales of securities or maintain a short position, unless at all times when a short position is open it owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue and equal in amount to, the securities sold short, and unless not more than 10% of a Fund's net assets (taken at market value) is represented by such securities, or securities convertible into or exchangeable for such securities, at any one time (the Funds have no current intention to engage in short selling);

     11. Purchase puts, calls, straddles, spreads and any combination thereof if by reason thereof the value of the Fund's aggregate investment in such classes of securities will exceed 5% of its total assets;

     12. Write puts and calls on securities unless each of the following conditions are met: (a) the security underlying the put or call is within the investment policies of the Fund and the option is issued by the OCC, except for put and call options issued by non-U.S. entities or listed on non-U.S. securities or commodities exchanges; (b) the aggregate value of the obligations underlying the puts determined as of the date the options are sold shall not exceed 50% of a Fund's net assets; (c) the securities subject to the exercise of the call written by the Fund must be owned by the Fund at the time the call is sold and must continue to be owned by the Fund until the call has been exercised, has lapsed, or the Fund has purchased a closing call, and such purchase has been confirmed, thereby extinguishing the Fund's obligation to deliver securities pursuant to the call it has sold; and (d) at the time a put is written, a Fund establishes a segregated account with its custodian consisting of cash or liquid securities equal in value to the amount the Fund will be obligated to pay upon exercise of the put (this account must be maintained until the put is exercised, has expired, or the Fund has purchased a closing put, which is a put of the same series as the one previously written); and

     13. Buy and sell puts and calls on securities, stock index futures or options on stock index futures, or financial futures or options on financial futures unless such options are written by other persons and: (a) the options or futures are offered through the facilities of a national securities association or are listed on a national securities or commodities exchange, except for put and call options issued by non-U.S. entities or listed on non-U.S. securities or commodities exchanges; (b) the aggregate premiums paid on all such options which are held at any time do not exceed 20% of a Fund's total net assets; and (c) the aggregate margin deposits required on all such futures or options thereon held at any time do not exceed 5% of a Fund's total assets.

THE LIMITATIONS APPLICABLE TO THE SHORT TERM GOVERNMENT INCOME FUND AND THE INTERMEDIATE TERM GOVERNMENT INCOME FUND ARE:

     1. BORROWING MONEY. Each Fund will not borrow money, except (a) as a temporary measure for extraordinary or emergency purposes and then only in amounts not in excess of 10% of the value of the Fund's total assets or (b) pursuant to Paragraph (15) of this section. Each

Fund may pledge its assets to the extent of up to 15% of the value of its total assets to secure such borrowings.

     2. UNDERWRITING. Each Fund will not act as underwriter of securities issued by other persons, either directly or through a majority owned subsidiary. This limitation is not applicable to the extent that, in connection with the disposition of its portfolio securities (including restricted securities), a Fund may be deemed an underwriter under certain federal securities laws.

     3. ILLIQUID INVESTMENTS. Each Fund will not purchase securities for which there are legal or contractual restrictions on resale or enter into a repurchase agreement maturing in more than seven days if, as a result thereof, more than 10% of the value of the Fund's total assets would be invested in such securities.

     4. REAL ESTATE. Each Fund will not purchase, hold or deal in real estate, including real estate limited partnership interests.

     5. COMMODITIES. Each Fund will not purchase, hold or deal in commodities or commodities futures contracts.

     6. LOANS. Each Fund will not make loans to individuals, to any officer or Trustee of the Trust or to its Advisor, or to any officer or director of the Advisor (each Fund, however, may purchase and simultaneously resell for later delivery obligations issued or guaranteed as to principal and interest by the United States Government or an agency or instrumentality thereof; provided that each Fund will not enter into such repurchase agreements if, as a result thereof, more than 10% of the value of the Fund's total assets at that time would be subject to repurchase agreements maturing in more than seven days). The making of a loan by either Fund does not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other debt securities, whether or not the purchase was made upon the original issuance of the securities.

     7. SECURITIES OF ONE ISSUER. Each Fund will not purchase the securities of any issuer if such purchase at the time thereof would cause more than 25% of the value of the Fund's total assets to be invested in the securities of such issuer (the foregoing limitation does not apply to investments in government securities as defined in the 1940 Act).

     8. SECURITIES OF ONE CLASS. Each Fund will not purchase the securities of any issuer if such purchase at the time thereof would cause 10% of any class of securities of such issuer to be held by a Fund, or acquire more than 10% of the outstanding voting securities of such issuer. (All outstanding bonds and other evidences of indebtedness shall be deemed to be a single class of securities of the issuer, and all kinds of stock of an issuer preferred over the common stock as to dividends or liquidation shall be deemed to constitute a single class regardless of relative priorities, series designations, conversion rights and other differences).

     9. INVESTING FOR CONTROL. Each Fund will not invest in companies for the purpose of exercising control or management.

     10. OTHER INVESTMENT COMPANIES. Each Fund will not purchase securities issued by any other investment company or investment trust except (a) by purchase in the open market where no commission or profit to a sponsor or dealer results from such purchase other than customary brokers' commission or (b) where such purchase, not made in the open market, is part of a plan of merger or consolidation or acquisition of assets; provided that each Fund shall not purchase the securities of any investment companies or investment trusts if such purchase at the time thereof would cause more than 10% of the value of the Fund's total assets to be invested in the securities of such issuers, and provided further, that each Fund shall not purchase securities issued by any other open-end investment company.

     11. MARGIN PURCHASES. Each Fund will not purchase securities or evidences of interest thereon on "margin," except that the Funds may obtain such short-term credit as may be necessary for the clearance of purchases and sales or redemption of securities.

     12.  COMMON STOCKS. Each Fund will not invest in common stocks.

     13. OPTIONS. Each Fund will not engage in the purchase or sale of put or call options.

     14.  SHORT SALES. Each Fund will not sell any securities short.

     15. WHEN-ISSUED PURCHASES. The Funds will not make any commitment to purchase securities on a when-issued basis except that the Intermediate Term Government Income Fund may make such commitments if no more than 20% of the Fund's net assets would be so committed.

     16. CONCENTRATION. Each Fund will not invest more than 25% of its total assets in the securities of issuers in any particular industry; provided, however, that there is no limitation with respect to investments in obligations issued or guaranteed by the United States Government or its agencies or instrumentalities or repurchase agreements with respect thereto.

     17. MINERAL LEASES. The Funds will not purchase oil, gas or other mineral leases or exploration or development programs.

     18. SENIOR SECURITIES. The Funds will not issue or sell any senior security as defined by the 1940 Act except insofar as any borrowing that a Fund may engage in may be deemed to be an issuance of a senior security.

THE LIMITATIONS APPLICABLE TO THE INSTITUTIONAL GOVERNMENT INCOME FUND ARE:

     1. BORROWING MONEY. The Fund will not borrow money, except (a) from a bank, provided that immediately after such borrowing there is asset coverage of 300% for all borrowings of the Fund; or (b) from a bank for temporary purposes only, provided that, when made, such temporary borrowings are in an amount not exceeding 5% of the Fund's total assets. The Fund also will not make any borrowing which would cause its outstanding borrowings to exceed one-third of the value of its total assets.

     2. PLEDGING. The Fund will not mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any security owned or held by the Fund except as may be necessary in connection with borrowings described in limitation (1) above. The Fund will not mortgage, pledge or hypothecate more than one-third of its assets in connection with borrowings.

     3. UNDERWRITING. The Fund will not act as underwriter of securities issued by other persons. This limitation is not applicable to the extent that, in connection with the disposition of portfolio securities (including restricted securities), the Fund may be deemed an underwriter under certain federal securities laws.

     4. ILLIQUID INVESTMENTS. The Fund will not invest more than 10% of its net assets in securities for which there are legal or contractual restrictions on resale and other illiquid securities.

     5.   REAL ESTATE. The Fund will not purchase, hold or deal in real estate.

     6. COMMODITIES. The Fund will not purchase, hold or deal in commodities or commodities futures contracts, or invest in oil, gas or other mineral explorative or development programs. This limitation is not applicable to the extent that the U.S. Government obligations in which the Fund may otherwise invest would be considered to be such commodities, contracts or investments.

     7. LOANS. The Fund will not make loans to other persons, except (a) by loaning portfolio securities, or (b) by engaging in repurchase agreements. For purposes of this limitation, the term "loans" shall not include the purchase of a portion of an issue of U.S. Government obligations.

     8. MARGIN PURCHASES. The Fund will not purchase securities or evidences of interest thereon on "margin." This limitation is not applicable to short-term credit obtained by the Fund for the clearance of purchases and sales or redemption of securities.

     9. SHORT SALES AND OPTIONS. The Fund will not sell any securities short or sell put and call options. This limitation is not applicable to the extent that sales by the Fund of securities in which the Fund may otherwise invest would be considered to be sales of options.

     10. OTHER INVESTMENT COMPANIES. The Fund will not invest more than 5% of its total assets in the securities of any investment company and will not invest more than 10% of its total assets in securities of other investment companies.

     11. CONCENTRATION. The Fund will not invest more than 25% of its total assets in a particular industry; this limitation is not applicable to investments in obligations issued by the U.S. Government, its territories and possessions, the District of Columbia and their respective agencies and instrumentalities or repurchase agreements with respect thereto.

     12. MINERAL LEASES. The Fund will not purchase oil, gas or other mineral leases or exploration or development programs.

     13. SENIOR SECURITIES. The Fund will not issue or sell any senior security as defined by the 1940 Act except insofar as any borrowing that the Fund may engage in may be deemed to be an issuance of a senior security.

THE LIMITATIONS APPLICABLE TO THE MONEY MARKET FUND ARE:

     1. BORROWING MONEY. The Fund will not borrow money, except (a) from a bank, provided that immediately after such borrowing there is asset coverage of 300% for all borrowings of the Fund; or (b) from a bank or other persons for temporary purposes only, provided that, when made, such temporary borrowings are in an amount not exceeding 5% of the Fund's total assets. The Fund also will not make any borrowing which would cause outstanding borrowings to exceed one-third of the value of its total assets.

     2. UNDERWRITING. The Fund will not act as underwriter of securities issued by other persons, either directly or through a majority owned subsidiary. This limitation is not applicable to the extent that, in connection with the disposition of its portfolio securities (including restricted securities), the Fund may be deemed an underwriter under certain federal securities laws.

     3.   REAL ESTATE. The Fund will not purchase, hold or deal in real estate.

     4. CONCENTRATION. The Fund will not invest more than 25% of its total assets in the securities of issuers in any particular industry; provided, however, that there is no limitation with respect to investments in obligations issued or guaranteed by the United States Government or its agencies or instrumentalities or repurchase agreements with respect thereto.

     5. COMMODITIES. The Fund will not purchase, hold or deal in commodities and will not invest in oil, gas or other mineral explorative or development programs.

     6. LOANS. The Fund will not make loans to other persons if, as a result, more than one-third of the value of the Fund's total assets would be subject to such loans. This limitation does not apply to (a) the purchase of a portion of an issue of debt securities in accordance with the Fund's investment objective, policies and limitations or (b) engaging in repurchase transactions.

     7. OPTIONS. The Fund will not engage in the purchase or sale of put or call options.

     8. SENIOR SECURITIES. The Fund will not issue or sell any senior security as defined by the 1940 Act except insofar as any borrowing that the Fund may engage in may be deemed to be an issuance of a senior security.

The Money Market Fund has adopted the following additional investment limitation, which may not be changed without the affirmative vote of a majority of the outstanding shares of the Fund. The Fund will not purchase the securities of any issuer if such purchase at the time thereof would cause more than 5% of the value of its total assets to be invested in the securities of such issuer (the foregoing limitation does not apply to investments in government securities as defined in the 1940 Act).

In addition, the Money Market Fund may not invest more than 25% of its total assets in a particular industry, except that the Fund may invest more than 25% of total assets in the securities of banks. Currently, the Securities and Exchange Commission defines the term "bank" to include U.S. banks and their foreign branches if, in the case of foreign branches, the parent U.S. bank is unconditionally liable for such obligations. These limitations do not apply to obligations of the U.S. Government or any of its agencies or instrumentalities. The Fund does not consider utilities or companies engaged in finance generally to be one industry. Finance companies will be considered a part of the industry they finance (e.g., GMAC-auto; VISA-credit cards). Utilities will be divided according to the types of services they provide; for example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry.

THE   FOLLOWING   INVESTMENT   LIMITATIONS   OF  THE  MONEY   MARKET   FUND  ARE
NON-FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.

     1. ILLIQUID INVESTMENTS. The Fund will not purchase securities for which there are legal or contractual restrictions on resale or enter into a repurchase agreement maturing in more than seven days if, as a result thereof, more than 10% of the value of its net assets would be invested in such securities.

     2. OTHER INVESTMENT COMPANIES. The Fund will not invest more than 5% of its total assets in the securities of any investment company and will not invest more than 10% of the value of its total assets in securities of other investment companies.

     3. MARGIN PURCHASES. The Fund will not purchase securities or evidences of interest thereon on "margin." This limitation is not applicable to short-term credit obtained by the Fund for the clearance of purchases and sales or redemption of securities.

     4. SHORT SALES. The Fund will not make short sales of securities, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short.

With respect to the percentages adopted by the Trust as maximum limitations on a Fund's investment policies and restrictions, an excess above the fixed percentage (except for the percentage limitations relative to the borrowing of money or investing in illiquid securities) will not be a violation of the policy or restriction unless the excess results immediately and directly from the acquisition of any security or the action taken.

The Trust has never pledged, mortgaged or hypothecated the assets of any Fund, and the Trust presently intends to continue this policy. The Trust has never acquired, nor does it presently intend to acquire, securities issued by any other investment company or investment trust. The Institutional Government Income Fund does not intend to invest in obligations issued by territories and possessions of the United States, the District of Columbia and their respective agencies and instrumentalities or repurchase agreements with respect thereto. The Short Term Government Income Fund and the Intermediate Term Government Income Fund will not purchase securities for which there are legal or contractual restrictions on resale or enter into a repurchase agreement maturing in more than seven days if, as a result thereof, more than 10% of the value of a Fund's net assets would be invested in such securities. The statements of intention in this paragraph reflect nonfundamental policies which may be changed by the Board of Trustees without shareholder approval.

Although not a fundamental policy, portfolio investments and transactions of the Short Term Government Income Fund, the Institutional Government Fund and the Intermediate Term Government Income Fund will be limited to those investments and transactions permissible for Federal credit unions pursuant to 12 U.S.C.
Section 1757(7) and (8) and 12 CFR Part 703. If this policy is changed as to allow the Funds to make portfolio investments and engage in transactions not permissible for Federal credit unions, the Trust will so notify all Federal credit union shareholders.

TRUSTEES AND OFFICERS
---------------------

The following is a list of the Trustees and executive officers of the Trust, their compensation from the Trust and their aggregate compensation from the Touchstone family of funds for the fiscal year ended September 30, 2001. Each Trustee who is an "interested person" of the Trust, as defined by the Investment Company Act of 1940, is indicated by an asterisk.

                                                                   DEFERRED         AGGREGATE
                                                                   COMPENSATION     COMPENSATION FROM
                                              COMPENSATION FROM    ACCRUED          THE TOUCHSTONE
NAME                     POSITION HELD        TRUST                FROM TRUST(1)    FAMILY (2)
----                     -------------        -----                -------------    ----------
J. Leland Brewster II    Trustee              $  943               $2,745           $15,188
William O. Coleman       Trustee              $1,940               $3,143           $21,625
Philip R. Cox            Trustee              $5,083               $0               $21,625
H. Jerome Lerner         Trustee              $4,250               $0               $17,188
*Robert H. Leshner       Trustee              $0                   $0               $0
*Jill T. McGruder        President/Trustee    $0                   $0               $0
Oscar P. Robertson       Trustee              $1,177               $2,656           $15,813
Nelson Schwab, Jr.       Trustee              $5,271               $0               $22,375
Robert E. Stautberg      Trustee              $2,153               $3,242           $22,875
Maryellen Peretzky       Vice President       $0                   $0               $0
Tina D. Hosking          Secretary            $0                   $0               $0
Scott A. Englehart       Treasurer            $0                   $0               $0
Terrie A. Wiedenheft     Controller           $0                   $0               $0

(1) Effective January 1, 2001, each Trustee who is not an interested person of the Trust (an "Independent Trustee") is eligible to participate in the Touchstone Trustee Deferred Compensation Plan which allows the Independent Trustees to defer payment of a specific amount of their Trustee compensation, subject to a minimum quarterly reduction of $1,000. The total amount of deferred compensation accrued by the Independent Trustees from the Touchstone Family of Funds during the fiscal year ended September 30, 2001 is as follows: J. Leland Brewster II - $10,980, William O. Coleman - $12,573, Oscar P. Robertson - $10,625 and Robert E. Stautberg - $12,969.

(2) The Touchstone family of funds consists of six series of the Trust, six series of Touchstone Tax-Free Trust, seven series of Touchstone Strategic Trust and thirteen variable annuity series of Touchstone Variable Series Trust. Each Trustee is also a Trustee of Touchstone Tax-Free Trust, Touchstone Strategic Trust and Touchstone Variable Series Trust.

* Ms. McGruder, as President and Director of Touchstone Advisors, Inc., the Trust's investment advisor and Touchstone Securities, Inc., the Trust's distributor and a director of Integrated Fund Services, Inc., the Trust's transfer agent, and Mr. Leshner, as the Managing Director of Fort Washington Investment Advisors, Inc., the Trust's Sub-Advisor, are each an "interested person" of the Trust within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

Messrs.  Lerner,  Schwab and Stautberg are members of the Audit  Committee.  The
Audit Committee is responsible for overseeing the Trust's accounting and financial reporting policies, practices and internal controls.

Messrs. Brewster, Coleman, Cox and Robertson are members of the Valuation Committee. The Valuation Committee is responsible for overseeing procedures for valuing securities held by the Trust and responding to any pricing issues which may arise.

Messrs. Brewster, Coleman, Cox, Schwab and Stautberg are members of the Nominating Committee. The Nominating Committee is responsible for selecting candidates to serve on the Board and its operating committees.

THE PRINCIPAL OCCUPATIONS OF THE TRUSTEES AND EXECUTIVE OFFICERS OF THE TRUST DURING THE PAST FIVE YEARS ARE SET FORTH BELOW:

J. LELAND BREWSTER II, Age 73, 201 East Fifth Street, Cincinnati, Ohio, is a retired Senior Partner of Frost Brown Todd LLP (a law firm).

WILLIAM O. COLEMAN, Age 72, 2 Noel Lane, Cincinnati, Ohio, is a retired General Sales Manager and Vice President of The Procter & Gamble Company and a trustee of The Procter & Gamble Profit Sharing Plan and The Procter & Gamble Employee Stock Ownership Plan. He is a director of LCA Vision (a laser vision correction institute).

PHILLIP R. COX, Age 54, 105 East Fourth Street, Cincinnati, Ohio, is President and Chief Executive Officer of Cox Financial Corp. (a financial services company). He is a director of the Federal Reserve Bank of Cleveland, Cincinnati Bell Inc. and Cinergy Corporation. Until 2000, he was a director of PNC Bank, N.A.

H. JEROME LERNER, Age 63, 7149 Knoll Road, Cincinnati, Ohio, is a principal of HJL Enterprises and is Chairman of Crane Electronics, Inc. (a manufacturer of electronic connectors). He is also a director of Slush Puppy Inc. (a manufacturer of frozen beverages) and Peerless Manufacturing (a manufacturer of bakery equipment).

ROBERT H. LESHNER, Age 62, 311 Pike Street, Cincinnati, Ohio, is Managing Director of Fort Washington Investment Advisors, Inc. Until 1999, he was President and a director of Fort Washington Brokerage Services, Inc. (a registered broker-dealer), Integrated Fund Services, Inc. (a registered transfer agent) and IFS Fund Distributors, Inc. (a registered broker-dealer).

JILL T.  McGRUDER,  Age  46,  221  East  Fourth  Street,  Cincinnati,  Ohio,  is
President, Chief Executive Officer and a director of IFS Financial Services, Inc. (a holding company), Touchstone Advisors, Inc. (the investment advisor of the Trust) and Touchstone Securities, Inc. (the principal underwriter of the Trust). She is a Senior Vice President of The Western-Southern Life Insurance Company and a director of Capital Analysts Incorporated (a registered investment advisor and broker-dealer), Integrated Fund Services, Inc. and IFS Fund Distributors, Inc. She is also President and a director of Fort Washington Brokerage Services, Inc., IFS Agency Services, Inc. (insurance agency) and IFS Insurance Agency, Inc. She is also President of Touchstone Strategic Trust, Touchstone Tax-Free Trust and Touchstone Variable Series Trust.

OSCAR P. ROBERTSON, Age 63, 4293 Muhlhauser Road, Fairfield,  Ohio, is President
of  Orchem  Corp.,  a  chemical  specialties   distributor,   and  Orpack  Stone
Corporation, a corrugated box manufacturer.

NELSON SCHWAB, JR., Age 83, 511 Walnut Street, Cincinnati, Ohio, is Senior Counsel of Graydon, Head & Ritchey (a law firm). He is a director of Rotex, Inc. (a machine manufacturer), The Ralph J. Stolle Company and Security Rug Cleaning Company.

ROBERT E. STAUTBERG, Age 67, 4815 Drake Road, Cincinnati, Ohio, is a retired partner and director of KPMG Peat Marwick LLP. Until 2000, he was a trustee of Good Samaritan Hospital, Bethesda Hospital and Tri Health.

MARYELLEN PERETZKY, Age 49, 221 East Fourth Street, Cincinnati, Ohio, is Senior Vice President and Secretary of Fort Washington Brokerage Services, Inc., Integrated Fund Services, Inc. and IFS Fund Distributors, Inc. She is Assistant Secretary of Fort Washington Investment Advisors, Inc. and is also Vice
President of Touchstone Tax-Free Trust, Touchstone Strategic Trust and Touchstone Variable Series Trust.

TINA D. HOSKING, Age 33, 221 East Fourth Street, Cincinnati, Ohio, is Vice President - Managing Attorney of Integrated Fund Services, Inc. and IFS Fund Distributors, Inc. She is also Secretary of Touchstone Tax-Free Trust, Touchstone Strategic Trust and Touchstone Variable Series Trust.

SCOTT A. ENGLEHART, Age 39, 221 East Fourth Street, Cincinnati, Ohio, is President of Integrated Fund Services, Inc. and IFS Fund Distributors, Inc. From 1998 until 2000, he was a Director, Transfer Agency and Mutual Fund Distribution for Nationwide Advisory Services. From 1990 until 1998, he was Vice President, Client Services for BISYS Fund Services. He is also Treasurer of Touchstone
Tax-Free Trust and Touchstone Strategic Trust and Assistant Treasurer of Touchstone Variable Series Trust.

TERRIE A. WIEDENHEFT, Age 39, 221 East Fourth Street, Cincinnati, Ohio, is Senior Vice President, Chief Financial Officer and Treasurer of Integrated Fund Services, Inc., IFS Fund Distributors, Inc. and Fort Washington Brokerage Services, Inc. She is Chief Financial Officer of IFS Financial Services, Inc., Touchstone Advisors, Inc. and Touchstone Securities, Inc. and Assistant Treasurer of Fort Washington Investment Advisors, Inc. She is also Controller of Touchstone Tax-Free Trust, Touchstone Strategic Trust and Touchstone Variable Series Trust.

Each Trustee, except for Mr. Leshner and Ms. McGruder, receives a quarterly retainer of $2,500 and a fee of $1,500 for each Board meeting attended in person and $250 for attendance by telephone. Each Committee member receives a fee of $750 for each committee meeting attended in person and $250 for attendance by telephone. All fees are split equally among the Trust, Touchstone Tax-Free Trust, Touchstone Strategic Trust and Touchstone Variable Series Trust.

THE INVESTMENT ADVISOR AND SUB-ADVISOR
--------------------------------------

THE INVESTMENT ADVISOR. Touchstone Advisors, Inc. (the "Advisor") is the Funds' investment manager. The Advisor is a wholly-owned subsidiary of IFS Financial Services, Inc., which is a wholly-owned subsidiary of Western-Southern Life Assurance Company. Western-Southern Life Assurance Company is a wholly-owned subsidiary of The Western and Southern Life Insurance Company. Ms. McGruder may be deemed to be an affiliate of the Advisor because of her position as President and Director of the Advisor. Mr. Leshner may be deemed to be an affiliate of the Advisor because of his position as Managing Director of Fort Washington Investment Advisors, Inc., the Trust's Sub-Advisor. Ms. McGruder and Mr. Leshner, by reason of such affiliation, may directly or indirectly receive benefits from the advisory fees paid to the Advisor.

Under the terms of the investment advisory agreement between the Trust and the Advisor, the Advisor appoints and supervises the Funds' Sub-Advisor, reviews and evaluates the performance of the Sub-Advisor and determines whether or not the Sub-Advisor should be replaced. The Advisor furnishes at its own expense all facilities and personnel necessary in connection with providing these services. Each Fund pays the Advisor a fee computed and accrued daily and paid monthly at an annual rate as shown below.

     Short Term Government Income Fund            0.50% of assets up to $50 million;
     Intermediate Term Government Income Fund     0.45% of assets from $50 million to
     Money Market Fund                            $150 million; 0.40% of assets from
                                                  $150 million to $250 million; 0.375%
                                                  of assets over $250 million

     Bond Fund                                    0.50% of average daily net assets

     Institutional Government Income Fund         0.20% of average daily net assets

     High Yield Fund                              0.60% of average daily net assets

Set forth below are the advisory fees paid by the Short Term Government Income Fund, the Intermediate Term Government Income Fund, the Money Market Fund, the Institutional Government Income Fund and the High Yield Fund during the fiscal years ended September 30, 2001, 2000 and 1999 and the advisory fees paid by the Bond Fund during the fiscal periods ended September 30, 2001 and 2000 and the fiscal year ended December 31, 1999. Prior to May 1, 2000, Fort Washington Brokerage Services, Inc. was the Trust's investment advisor.

                                                  2001      2000      1999
                                                  ----      ----      ----
Short Term Government Income Fund(1)           $380,422   $492,928   $522,067
Intermediate Term Government Income Fund(2)     170,812    187,307    231,334
Money Market Fund(3)                            321,649    169,763    137,483
Institutional Government Income Fund(4)         142,548    111,057     91,227
High Yield Fund(5)                               46,946     17,711       --
Bond Fund(6)                                    146,883     82,744    108,553

(1) Pursuant to a written contract between the Advisor and the Trust, the Advisor voluntarily waived $77,733 of its fees for the fiscal year ended September 30, 2001 in order to reduce the operating expenses of the Fund.
(2) Pursuant to a written contract between the Advisor and the Trust, the Advisor voluntarily waived $24,305 of its fees and reimbursed the Fund $9,153 for the fiscal year ended September 30, 2001 in order to reduce the operating expenses of the Fund.
(3) Pursuant to a written contract between the Advisor and the Trust, the Advisor voluntarily waived $266,518 and $162,682 of its fees for the fiscal years ended September 30, 2001 and 2000, respectively, in order to reduce the operating expenses of the Fund. The investment advisor voluntarily waived $127,666 of its fees for the fiscal year ended September 30, 1999 in order to reduce the operating expenses of the Fund.
(4) Pursuant to a written contract between the Advisor and the Trust, the Advisor voluntarily waived $22,982 and $17,803 of its fees for the fiscal years ended September 30, 2001 and 2000, respectively, in order to reduce the operating expenses of the Fund. The investment advisor voluntarily waived $33,050 of its fees for the fiscal year ended September 30, 1999 in order to reduce the operating expenses of the Fund.

(5) Pursuant to a Sponsor Agreement between the Advisor and the Trust, the Advisor voluntarily waived $105,343 of its fees and reimbursed the Fund $2,492 for the fiscal year ended September 30, 2001, in order to reduce the operating expenses of the Fund. Pursuant to a written contract between the Advisor and the Trust, the Advisor voluntarily waived $17,711 of its fees and reimbursed the Fund $4,230 for the fiscal year ended September 30, 2000, in order to reduce the operating expenses of the Fund.
(6) Pursuant to a Sponsor Agreement between the Advisor and the Trust, the Advisor voluntarily waived $210,954 and $31,708 of its fees and reimbursed the Fund $26,119 and $165,781 for the fiscal periods ended September 30, 2001 and 2000, respectively, in order to reduce the operating expenses of the Fund. The investment advisor voluntarily reimbursed the Fund $268,587 for the fiscal year ended December 31, 1999 in order to reduce the operating expenses of the Fund.

Pursuant to a written contract between the Advisor and the Trust, the Advisor has agreed to waive advisory fees and reimburse expenses in order to maintain expense limitations of certain Funds as follows: Institutional Government Income Fund - 0.40%, Money Market Fund - 0.65% for Class A shares and 1.63% for Class B shares, Short Term Government Income Fund - 0.95%, Intermediate Term Government Income Fund - 0.99% for Class A shares, 1.83% for Class B shares and 1.85% for Class C shares. These expense limitations will remain in effect until at least September 30, 2002.

Pursuant to a Sponsor Agreement between the Advisor and the Trust, the Advisor has been retained to provide certain management and supervisory services to the High Yield Fund and the Bond Fund, in exchange for payment of a sponsor fee by each Fund equal to an annual rate of 0.20% of a Fund's average daily net assets. The Advisor has agreed to waive fees and reimburse expenses in order to limit the Funds' annual expenses as follows: Bond Fund - 0.90% for Class A shares and 1.65% for Class B and Class C shares; High Yield Fund - 1.05% for Class A shares and 1.80% for Class B and Class C shares. These expense limitations will remain in effect until at least September 30, 2002.

The Funds shall pay the expenses of their operation, including but not limited to (i) charges and expenses for accounting, pricing and appraisal services and related overhead, (ii) the charges and expenses of auditors; (iii) the charges and expenses of any custodian, transfer agent, plan agent, dividend disbursing agent and registrar appointed by the Trust with respect to the Funds; (iv) brokers' commissions, and issue and transfer taxes chargeable to the Funds in connection with securities transactions to which a Fund is a party; (v) insurance premiums, interest charges, dues and fees for membership in trade associations and all taxes and fees payable to federal, state or other governmental  agencies;  (vi) fees and  expenses  involved  in  registering  and maintaining  registrations  of the  Funds  with  the  SEC,  state  or  blue  sky securities agencies and foreign countries, including the preparation of Prospectuses and Statements of Additional Information for filing with the SEC;
(vii) all expenses of meetings of Trustees and of shareholders of the Trust and of preparing, printing and distributing prospectuses, notices, proxy statements and all reports to shareholders and to governmental agencies; (viii) charges and expenses of legal counsel to the Trust; (ix) compensation of Trustees of the Trust; and (x) interest on borrowed money, if any. The compensation and expenses of any officer, Trustee or employee of the Trust who is an affiliated person of the Advisor is paid by the Advisor.

By its terms, the Funds' investment advisory agreement will remain in force until May 1, 2002 and from year to year thereafter, subject to annual approval by (a) the Board of Trustees or (b) a vote of the majority of a Fund's outstanding voting securities; provided that in either event continuance is also approved by a majority of the Independent Trustees, by a vote cast in person at a meeting called for the purpose of voting such approval. The Funds' investment advisory agreement may be terminated at any time, on sixty days' written notice, without the payment of any penalty, by the Board of Trustees, by a vote of the majority of a Fund's outstanding voting securities, or by the Advisor. The investment advisory agreement automatically terminates in the event of its assignment, as defined by the 1940 Act and the rules thereunder.

THE SUB-ADVISOR. The Advisor has retained Fort Washington Investment Advisors, Inc. ("the Sub-Advisor") to serve as the discretionary portfolio manager of each Fund. The Sub-Advisor selects the portfolio securities for investment by a Fund, purchases and sells securities of a Fund and places orders for the execution of such portfolio transactions, subject to the general supervision of the Board of Trustees and the Advisor. The Sub-Advisor receives a fee from the Advisor which is paid monthly at an annual rate as follows:

FUND                                                  FEE TO SUB-ADVISOR
----                                          (AS % OF AVERAGE DAILY NET ASSETS)
                                              ----------------------------------
High Yield Fund                                            0.40%
Bond Fund                                                  0.30%
Intermediate Term Government Income Fund                   0.20%
Money Market Fund                                          0.15%
Short Term Government Income Fund                          0.15%
Institutional Government Income Fund                       0.05%

The services provided by the Sub-Advisor are paid for wholly by the Advisor. The compensation of any officer, director or employee of the Sub-Advisor who is rendering services to a Fund is paid by the Sub-Advisor.

The employment of the Sub-Advisor will remain in force until May 1, 2002 and from year to year thereafter, subject to annual approval by (a) the Board of Trustees or (b) a vote of the majority of a Fund's outstanding voting securities; provided that in either event continuance is also approved by a majority of the Independent Trustees, by a vote cast in person at a meeting called for the purpose of voting such approval. The employment of the Sub-Advisor may be terminated at any time, on sixty days' written notice, without the payment of any penalty, by the Board of Trustees, by a vote of a majority of a Fund's outstanding voting securities, by the Advisor, or by the Sub-Advisor. Each Sub-Advisory Agreement will automatically terminate in the event of its assignment, as defined by the 1940 Act and the rules thereunder.

THE DISTRIBUTOR
---------------

Touchstone Securities, Inc. ("Touchstone") is the principal underwriter of the Funds and, as such, the exclusive agent for distribution of shares of the Funds. Touchstone is an affiliate of the Advisor by reason of common ownership. Touchstone is obligated to sell the shares on a best efforts basis only against purchase orders for the shares. Shares of each Fund are offered to the public on a continuous basis.

Prior to May 1, 2000, Fort Washington Brokerage Services, Inc. served as the distributor for the Trust.

Touchstone currently allows concessions to dealers who sell shares of the Funds. Touchstone receives that portion of the sales load that is not reallowed to dealers who sell shares of a Fund. Touchstone retains the entire sales load on all direct initial investments in a Fund and on all investments in accounts with no designated dealer of record.

For the fiscal year ended September 30, 2001, the aggregate commissions on sales of the Intermediate Term Government Income Fund's shares were $39,419 of which Touchstone paid $29,492 to unaffiliated broker-dealers in the selling network, earned $3,110 as a broker-dealer in the selling network and retained $6,817 in underwriting commissions. For the fiscal year ended September 30, 2001, the aggregate commissions on sales of the Bond Fund's shares were $13,499 of which Touchstone paid $4,671 to unaffiliated broker-dealers in the selling network, earned $6,679 as a broker-dealer in the selling network and retained $2,149 in underwriting commissions. For the fiscal year ended September 30, 2001, the aggregate commissions on sales of the High Yield Fund's shares were $24,414 of which Touchstone paid $17,410 to unaffiliated broker-dealers in the selling network, earned $3,085 as a broker-dealer in the selling network and retained $3,919 in underwriting commissions.

For the fiscal year ended September 30, 2000, the aggregate commissions on sales of the Intermediate Term Government Income Fund's shares were $24,799 of which the distributor paid $15,793 to unaffiliated broker-dealers in the selling network, earned $4,977 as a broker-dealer in the selling network and retained $4,029 in underwriting commissions. For the fiscal period ended September 30, 2000, the aggregate commissions on sales of the Bond Fund's shares were $3,439 of which the distributor paid $2,484 to unaffiliated broker-dealers in the selling network, earned $419 as a broker-dealer in the selling network and retained $536 in underwriting commissions. For the fiscal period ended September 30, 2000, the aggregate commissions on sales of the High Yield Fund's shares were $62 of which the distributor paid $36 to unaffiliated broker-dealers in the selling network, earned $12 as a broker-dealer in the selling network and retained $14 in underwriting commissions.

For the fiscal year ended September 30, 1999, the aggregate commissions on sales of the Intermediate Term Government Income Fund's shares were $20,561 of which the distributor paid $13,878 to unaffiliated broker-dealers in the selling network, earned $5,262 as a broker-dealer in the selling network and retained $1,421 in underwriting commissions. For the fiscal year ended December 31, 1999 the aggregate commissions on sales of the Bond Fund's shares were $6,234, of which the distributor paid $895 to unaffiliated broker-dealers in the selling network and retained $5,339 in underwriting commissions.

The Funds may compensate dealers, including Touchstone and its affiliates, based on the average balance of all accounts in a Fund for which the dealer is designated as the party responsible for the account. See "Distribution Plans" below.

DISTRIBUTION PLANS
------------------

CLASS A SHARES. The Funds have adopted a plan of distribution (the "Class A Plan") pursuant to Rule 12b-1 under the 1940 Act which permits each Fund to pay for expenses incurred in the distribution and promotion of its shares, including but not limited to, the printing of prospectuses, statements of additional information and reports used for sales purposes, advertisements, expenses of preparation and printing of sales literature, promotion, marketing and sales expenses, and other distribution-related expenses, including any distribution fees paid to securities dealers or other firms who have executed a distribution or service agreement with Touchstone. The Class A Plan expressly limits payment of the distribution expenses listed above in any fiscal year to a maximum of
 .35% of the average daily net assets of the Short Term Government Income Fund, the Money Market Fund and Class A shares of the Intermediate Term Government Income Fund, the Bond Fund and the High Yield Fund and .10% of the average daily net assets of the Institutional Government Income Fund. Unreimbursed expenses will not be carried over from year to year.

For the fiscal year ended September 30, 2001, the aggregate distribution-related expenditures of the Funds under the Class A Plan were as follows:

High Yield Fund - $2,585
Bond Fund - $69,874
Intermediate Term Government Income Fund - $32,281
Money Market Fund - $33,153
Short Term Government Income Fund - $72,945
Institutional Government Income Fund - $15,690

All distribution expenses were for payments to broker-dealers and others for the sale or retention of assets.

CLASS B SHARES. (Bond Fund, Intermediate Term Government Income Fund, High Yield Fund and Money Market Fund only) - The Bond Fund, the Intermediate Term Government Income Fund, the High Yield Fund and the Money Market Fund have also adopted a plan of distribution (the "Class B Plan") with respect to each Fund's Class B shares. The Class B Plan provides for two categories of payments. First, the Class B Plan provides for the payment to Touchstone of an account maintenance fee, in an amount equal to an annual rate of .25% of the average daily net assets of the Class B shares, which may be paid to other dealers based on the average value of Class B shares owned by clients of such dealers. In addition, a Fund may pay up to an additional .75% per annum of the daily net assets of its Class B shares for expenses incurred in the distribution and promotion of the shares, including prospectus costs for prospective shareholders, costs of responding to prospective shareholder inquiries, payments to brokers and dealers for selling and assisting in the distribution of Class B shares, costs of advertising and promotion and any other expenses related to the distribution of Class B shares. Unreimbursed expenditures will not be carried over from year to year. The Funds may make payments to dealers and other persons in an amount up to .75% per annum of the average value of Class B shares owned by its clients, in addition to the .25% account maintenance fee described above.

During the fiscal year ended September 30, 2001, Class B shares of the High Yield Fund, the Bond Fund and the Intermediate Term Government Income Fund incurred distribution expenses of $59, $46 and $12, respectively, for payments to broker-dealers and others for the sale or retention of assets.

CLASS C SHARES. (Bond Fund, Intermediate Term Government Income Fund and High Yield Fund only) - The Bond Fund, the Intermediate Term Government Income Fund and the High Yield Fund have also adopted a plan of distribution (the "Class C Plan") with respect to each Fund's Class C shares. The Class C Plan provides for two categories of payments. First, the Class C Plan provides for the payment to Touchstone of an account maintenance fee, in an amount equal to an annual rate of .25% of the average daily net assets of the Class C shares, which may be paid to other dealers based on the average value of Class C shares owned by clients of such dealers. In addition, a Fund may pay up to an additional .75% per annum of the daily net assets of its Class C shares for expenses incurred in the distribution and promotion of the shares, including prospectus costs for prospective shareholders, costs of responding to prospective shareholder inquiries, payments to brokers and dealers for selling and assisting in the distribution of Class C shares, costs of advertising and promotion and any other expenses related to the distribution of Class C shares. Unreimbursed expenditures will not be carried over from year to year. The Funds may make payments to dealers and other persons in an amount up to .75% per annum of the average value of Class C shares owned by its clients, in addition to the .25% account maintenance fee described above.

During the fiscal year ended September 30, 2001, Class C shares of the High Yield Fund, the Bond Fund and the Intermediate Term Government Income Fund incurred distribution expenses of $61, $12,064 and $73, respectively, for payments to broker-dealers and others for the sale or retention of assets.

GENERAL INFORMATION -- Agreements implementing the Plans (the "Implementation Agreements"), including agreements with dealers where such dealers agree for a fee to act as agents for the sale of the Funds' shares, are in writing and have been approved by the Board of Trustees. All payments made pursuant to the Plans are made in accordance with written agreements.

The continuance of the Plans and the Implementation Agreements must be specifically approved at least annually by a vote of the Trust's Board of Trustees and by a vote of the Independent Trustees at a meeting called for the purpose of voting on such continuance. A Plan may be terminated at any time by a vote of a majority of the Independent Trustees or by a vote of the holders of a majority of the outstanding shares of a Fund or the applicable class of a Fund. In the event a Plan is terminated in accordance with its terms, the affected Fund (or class) will not be required to make any payments for expenses incurred by Touchstone after the termination date. Each Implementation Agreement terminates automatically in the event of its assignment and may be terminated at any time by a vote of a majority of the Independent Trustees or by a vote of the holders of a majority of the outstanding shares of a Fund (or the applicable class) on not more than 60 days' written notice to any other party to the Implementation Agreement. The Plans may not be amended to increase materially the amount to be spent for distribution without shareholder approval. All material amendments to the Plans must be approved by a vote of the Trust's Board of Trustees and by a vote of the Independent Trustees.

In approving the Plans, the Trustees determined, in the exercise of their business judgment and in light of their fiduciary duties as Trustees, that there is a reasonable likelihood that the Plans will benefit the Funds and their shareholders. The Board of Trustees believes that expenditure of the Funds' assets for distribution expenses under the Plans should assist in the growth of the Funds which will benefit the Funds and their shareholders through increased economies of scale, greater investment flexibility, greater portfolio diversification and less chance of disruption of planned investment strategies. The Plans will be renewed only if the Trustees make a similar determination for each subsequent year of the Plans. There can be no assurance that the benefits anticipated from the expenditure of the Funds' assets for distribution will be realized. While the Plans are in effect, all amounts spent by the Funds pursuant to the Plans and the purposes for which such expenditures were made must be reported quarterly to the Board of Trustees for its review. Distribution expenses attributable to the sale of more than one class of shares of a Fund will be allocated at least annually to each class of shares based upon the ratio in which the sales of each class of shares bears to the sales of all the shares of the Fund. In addition, the selection and nomination of the Independent Trustees will be at the discretion of the existing Independent Trustees during such period.

Robert H. Leshner and Jill T. McGruder, as interested persons of the Trust, may be deemed to have a financial interest in the operation of the Plans and the Implementation Agreements.

SECURITIES TRANSACTIONS
-----------------------

Decisions to buy and sell securities for the Funds and the placing of the Funds' securities transactions and negotiation of commission rates where applicable are made by the Sub-Advisor and are subject to review by the Advisor and the Board of Trustees of the Trust. In the purchase and sale of portfolio securities, the Sub-Advisor's primary objective will be to obtain the most favorable price and execution for a Fund, taking into account such factors as the overall direct net economic result to the Fund (including commissions, which may not be the lowest available but ordinarily should not be higher than the generally prevailing competitive range), the financial strength and stability of the broker, the efficiency with which the transaction will be effected, the ability to effect the transaction at all where a large block is involved and the availability of the broker or dealer to stand ready to execute possibly difficult transactions in the future.

Generally, the Funds attempt to deal directly with the dealers who make a market in the securities involved unless better prices and execution are available elsewhere. Such dealers usually act as principals for their own account. On occasion, portfolio securities for the Funds may be purchased directly from the issuer. Because the portfolio securities of the Funds are generally traded on a net basis and transactions in such securities do not normally involve brokerage commissions, the cost of portfolio securities transactions of the Funds will consist primarily of dealer or underwriter spreads. No brokerage commissions were paid by the Funds during the last three fiscal years, except during the ninth month period ended September 30, 2000, the Bond Fund paid $918 in brokerage commissions.

The Sub-Advisor is specifically authorized to pay a broker who provides research services to the Sub-Advisor an amount of commission for effecting a portfolio transaction in excess of the amount of commission another broker would have charged for effecting such transaction, in recognition of such additional research services rendered by the broker or dealer, but only if the Sub-Advisor determines in good faith that the excess commission is reasonable in relation to the value of the brokerage and research services provided by such broker or dealer viewed in terms of the particular transaction or the Sub-Advisor's overall responsibilities with respect to discretionary accounts that it manages, and that the Fund derives or will derive a reasonably significant benefit from such research services.

Research services include securities and economic analyses, reports on issuers' financial conditions and future business prospects, newsletters and opinions relating to interest trends, general advice on the relative merits of possible investment securities for the Funds and statistical services and information with respect to the availability of securities or purchasers or sellers of securities. Although this information is useful to the Funds or the Sub-Advisor, it is not possible to place a dollar value on it. Research services furnished by brokers through whom a Fund effects securities transactions may be used by the Sub-Advisor in servicing all of its accounts and not all such services may be used in connection with a Fund.

The Funds have no obligation to deal with any broker or dealer in the execution of securities transactions. However, the Funds may effect securities transactions which are executed on a national securities exchange or transactions in the over-the-counter market conducted on an agency basis. No Fund will effect any brokerage transactions in its portfolio securities with an affiliated broker if such transactions would be unfair or unreasonable to its shareholders. Over-the-counter transactions will be placed either directly with principal market makers or with broker-dealers. Although the Funds do not anticipate any ongoing arrangements with other brokerage firms, brokerage business may be transacted from time to time with other firms. Affiliated broker-dealers of the Trust will not receive reciprocal brokerage business as a result of the brokerage business transacted by the Funds with other brokers.

Consistent with the conduct rules of the National Association of Securities Dealers, Inc., and such other policies as the Board of Trustees may determine, the Sub-Advisor may consider sales of shares of the Trust as a factor in the selection of broker-dealers to execute portfolio transactions. The Sub-Advisor will make such allocations if commissions are comparable to those charged by nonaffiliated, qualified broker-dealers for similar services.

In certain instances, there may be securities which are suitable for a Fund as well as for the Sub-Advisor's other clients. Investment decisions for a Fund and for the Sub-Advisor's other clients are made with a view to achieving their respective investment objectives. It may develop that a particular security is bought or sold for only one client even though it might be held by, or bought or sold for, other clients. Likewise, a particular security may be bought for one or more clients when one or more clients are selling that same security. Some simultaneous transactions are inevitable when several clients receive investment advice from the same investment advisor, particularly when the same security is suitable for the investment objectives of more than one client. When two or more clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed to be equitable to each.

It is recognized that in some cases this system could have a detrimental effect on the price or volume of the security as far as a Fund is concerned. However, it is believed that the ability of a Fund to participate in volume transactions will produce better executions for the Fund.

During the fiscal year ended September 30, 2001, the Funds acquired securities of the Trust's regular broker-dealers as follows:

--------------------------------------------------------------------------------
                                                                   MARKET VALUE
FUND                         BROKER-DEALER            SECURITY     AS OF 9-30-01
--------------------------------------------------------------------------------
Short Term Government       Morgan Stanley,          Repurchase
Income  Fund                Dean Witter & Co.        Agreement       $11,000,000
--------------------------------------------------------------------------------
Short Term Government       BMO Nesbitt-Burns        Repurchase
Income Fund                 Securities Inc.          Agreement       $ 1,780,000
--------------------------------------------------------------------------------
Short Term Government       Morgan Stanley           Repurchase
Income Fund                 Dean Witter & Co.        Agreement       $ 5,000,000
--------------------------------------------------------------------------------
Institutional Government    Morgan Stanley,          Repurchase
Income Fund                 Dean Witter & Co.        Agreement       $15,000,000
--------------------------------------------------------------------------------
Institutional Government    Wells Fargo Brokerage    Repurchase
Income Fund                 Services, Inc.           Agreement       $ 6,000,000
--------------------------------------------------------------------------------
Institutional Government    BMO Nesbitt-Burns        Repurchase
Income Fund                 Securities Inc.          Agreement       $   780,000
--------------------------------------------------------------------------------
Money Market Fund           General Motors           5.35% Note
                            Acceptance Corp.         due 12/7/01     $   751,931
--------------------------------------------------------------------------------
Money Market Fund           General Motors           9.625% Note
                            Acceptance Corp.         due 12/15/01    $   151,597
--------------------------------------------------------------------------------
Money Market Fund           General Motors           5.50% Note
                            Acceptance Corp.         due 12/15/01    $   299,998
--------------------------------------------------------------------------------
Money Market Fund           General Motors           6.625% Note
                            Acceptance Corp.         due 1/10/02     $   100,629
--------------------------------------------------------------------------------
Money Market Fund           General Motors           5.50% Note
                            Acceptance Corp.         due 1/14/02     $   766,020
--------------------------------------------------------------------------------
Money Market Fund           General Motors           6.00% Note
                            Acceptance Corp.         due 2/1/02      $   481,957
--------------------------------------------------------------------------------
Money Market Fund           General Motors           6.75% Note
                            Acceptance Corp.         due 2/7/02      $ 1,585,491
--------------------------------------------------------------------------------
Money Market Fund           General Motors           6.75% Note
                            Acceptance Corp.         due 6/10/02     $   101,362
--------------------------------------------------------------------------------
Money Market Fund           Merrill Lynch            6.07% Note
                            & Co.                    due 10/15/01    $   480,337
--------------------------------------------------------------------------------
Money Market Fund           Bank One                 8.10% Note
                            Corp.                    due 3/1/02      $   524,135
--------------------------------------------------------------------------------
Money Market Fund           Bank of America          8.375% Note
                            Corporation              due 3/15/02     $   122,215
--------------------------------------------------------------------------------
Money Market Fund           Chase Manhattan          8.625% Note
                            Corp.                    due 5/1/02      $   111,050
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Bond Fund                   General Motors           6.875% Bond
                            Acceptance Corp.         due 9/15/11     $   490,302
--------------------------------------------------------------------------------
Bond Fund                   Goldman Sachs            6.875% Bond
                            Group, Inc.              due 1/15/11     $   515,167
--------------------------------------------------------------------------------
Bond Fund                   Morgan Stanley           5.625% Bond
                            Dean Witter              due 1/20/04     $   465,428
--------------------------------------------------------------------------------

During the fiscal year ended September 30, 2001, the Funds entered into repurchase transactions with the following entities who may be deemed to be regular broker-dealers of the Trust as defined under the Investment Company Act of 1940: Banc One Capital Markets, BMO Nesbitt-Burns Securities Inc., Merrill Lynch, Pierce, Fenner & Smith Incorporated, Morgan Stanley, Dean Witter & Co., Prudential Securities, Inc. and Wells Fargo Brokerage Services, Inc.

CODE OF ETHICS. The Trust, the Advisor, the Sub-Advisor and Touchstone have each adopted a Code of Ethics under Rule 17j-1 of the 1940 Act which permits Fund personnel to invest in securities for their own accounts. The Code of Ethics adopted by each of the Trust, the Advisor, the Sub-Advisor and Touchstone is on public file with, and is available from, the Securities and Exchange Commission.

PORTFOLIO TURNOVER
------------------

The Sub-Advisor intends to hold the portfolio securities of the Short Term Government Income Fund, the Institutional Government Income Fund and the Money Market Fund to maturity and to limit portfolio turnover to the extent possible. Nevertheless, changes in a Fund's portfolio will be made promptly when determined to be advisable by reason of developments not foreseen at the time of the original investment decision, and usually without reference to the length of time a security has been held.

The Intermediate Term Government Income Fund and the High Yield Fund do not intend to purchase securities for short term trading; however, a security may be sold in anticipation of a market decline, or purchased in anticipation of a market rise and later sold. Securities will be purchased and sold in response to the Sub-Advisor's evaluation of an issuer's ability to meet its debt obligations in the future. A security may be sold and another purchased when, in the opinion of the Sub-Advisor, a favorable yield spread exists between specific issues or different market sectors. The Bond Fund may engage in active trading to achieve its investment goals. As a result, the Bond Fund may have substantial portfolio turnover.

A Fund's portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the fiscal year by the monthly average of the value of the portfolio securities owned by the Fund during the fiscal year. High portfolio turnover involves correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Funds. High turnover may result in a Fund recognizing greater amounts of income and capital gains, which would increase the amount of income and capital gains that a Fund must distribute to its shareholders in order to maintain its status as a regulated investment company and to avoid the imposition of federal income or excise taxes. A 100% turnover rate would occur if all of a Fund's portfolio securities were replaced once within a one year period.

CALCULATION OF SHARE PRICE AND PUBLIC OFFERING PRICE
----------------------------------------------------

The share price (net asset value) of the shares of the Short Term Government Income Fund, the Institutional Government Income Fund and the Money Market Fund is determined as of 12:30 p.m. and 4:00 p.m., Eastern time, on each day the Trust is open for business. The share price and the public offering price (net asset value plus applicable sales load) of the shares of the Intermediate Term Government Income Fund, the High Yield Fund and the Bond Fund are determined as of the close of the regular session of trading on the New York Stock Exchange (currently 4:00 p.m., Eastern time), on each day the Trust is open for business. The Trust is open for business every day except Saturdays, Sundays and the following holidays: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. The Trust may also be open for business on other days in which there is sufficient trading in any Fund's portfolio securities that its net asset value might be materially affected. For a description of the methods used to determine the share price and the public offering price, see "Pricing of Fund Shares" in the Prospectus.

Pursuant to Rule 2a-7 of the 1940 Act, the Short Term Government Income Fund, the Institutional Government Income Fund and the Money Market Fund each value their portfolio securities on an amortized cost basis. The use of the amortized cost method of valuation involves valuing an instrument at its cost and, thereafter, assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. Under the amortized cost method of valuation, neither the amount of daily income nor the net asset value of the Short Term Government Income Fund, the Institutional Government Income Fund or the Money Market Fund is affected by any unrealized appreciation or depreciation of the portfolio. The Board of Trustees has determined in good faith that utilization of amortized cost is appropriate and represents the fair value of the portfolio securities of the Short Term Government Income Fund, the Institutional Government Income Fund and the Money Market Fund.

Pursuant to Rule 2a-7, the Short Term Government Income Fund, the Institutional Government Income Fund and the Money Market Fund each maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase only securities having remaining maturities of thirteen months or less and invest only in United States dollar-denominated securities determined by the Board of Trustees to be of high quality and to present minimal credit risks. If a security ceases to be an eligible security, or if the Board of Trustees believes such security no longer presents minimal credit risks, the Trustees will cause the Fund to dispose of the security as soon as possible. The maturity of U.S. Government obligations that have a variable rate of interest readjusted no less frequently than annually will be deemed to be the period of time remaining until the next readjustment of the interest rate.

The Board of Trustees has established procedures designed to stabilize, to the extent reasonably possible, the price per share of the Short Term Government Income Fund, the Institutional Government Income Fund and the Money Market Fund as computed for the purpose of sales and redemptions at $1 per share. The procedures include a review of each Fund's portfolio holdings by the Board of Trustees to determine whether a Fund's net asset value calculated by using available market quotations deviates more than one-half of one percent from $1 per share and, if so, whether such deviation may result in material dilution or is otherwise unfair to existing shareholders. In the event the Board of Trustees determines that such a deviation exists, it will take corrective action as it regards necessary and appropriate, including the sale of portfolio securities prior to maturity to realize capital gains or losses or to shorten average portfolio maturities; withholding dividends; redemptions of shares in kind; or establishing a net asset value per share by using available market quotations. The Board has also established procedures designed to ensure that each Fund complies with the quality requirements of Rule 2a-7.

While the amortized cost method provides certainty in valuation, it may result in periods during which the value of an instrument, as determined by amortized cost, is higher or lower than the price the Short Term Government Income Fund, the Institutional Government Income Fund or the Money Market Fund would receive if it sold the instrument. During periods of declining interest rates, the daily yield on shares of each Fund may tend to be higher than a like computation made by a fund with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all of its portfolio securities. Thus, if the use of amortized cost by a Fund resulted in a lower aggregate portfolio value on a particular day, a prospective investor in the Fund would be able to obtain a somewhat higher yield than would result from investment in a fund utilizing solely market values and existing investors would receive less investment income. The converse would apply in a period of rising interest rates.

Portfolio securities held by the Intermediate Term Government Income Fund, the Bond Fund or the High Yield Fund for which market quotations are readily available are generally valued at their most recent bid prices as obtained from one or more of the major market makers for such securities. Securities (and other assets) for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees.

CHOOSING A SHARE CLASS
----------------------

BOND FUND, INTERMEDIATE TERM GOVERNMENT INCOME FUND AND HIGH YIELD FUND

The Bond Fund, the Intermediate Term Government Income Fund and the High Yield Fund each offer three classes of shares: Class A, Class B and Class C shares. Each class represents an interest in the same portfolio of investments and has the same rights, but differs primarily in sales loads and distribution expense amounts. Before choosing a class, you should consider the following factors, as well as any other relevant facts and circumstances:

The decision as to which class of shares is more beneficial to you depends on the amount of your investment, the intended length of your investment and the quality and scope of the value-added services provided by financial advisors who may work with a particular sales load structure as compensation for their services. If you qualify for reduced sales loads or, in the case of purchases of $1 million or more, no initial sales load, you may find Class A shares attractive. Moreover, Class A shares are subject to lower ongoing expenses than Class B or Class C shares over the term of the investment. As an alternative, Class B and Class C shares are sold without an initial sales load so more of the purchase price is immediately invested in a Fund. Any investment return on these investments may be partially or wholly offset by the higher annual expenses. However, because a Fund's future returns cannot be predicted, there can be no assurance that this would be the case.

When determining which class of shares to purchase, you may want to consider the services provided by your financial advisor and the compensation provided to these financial advisors under each share class. Touchstone works with many experienced and very qualified financial advisors throughout the country that may provide valuable assistance to you through ongoing education, asset allocation programs, personalized financial planning reviews or other services vital to your long-term success. Touchstone believes that these value-added services can greatly benefit you through market cycles and will work diligently with your chosen financial advisor.

Finally, you should consider the effect of contingent deferred sales loads and any conversion rights of each class in the context of your investment timeline. For example, Class C shares are generally subject to a significantly lower contingent deferred sales load upon redemption than Class B shares, however, unlike Class B shares, they do not convert to Class A shares after a stated period of time. Class C shares are subject to a 1.00% annual 12b-1 fee for an indefinite period of time, while Class B shares will convert to Class A shares after approximately seven years and will be subject to only a .35% annual 12b-1 fee. Thus, Class B shares may be more attractive than Class C shares if you have a longer term investment outlook. On the other hand, if you are unsure of the length of time you intend to invest or the conversion feature is not attractive to you, you may wish to elect Class C shares.

Set forth below is a chart comparing the sales loads and maximum 12b-1 fees applicable to each class of shares of the Intermediate Term Government Income Fund, the Bond Fund and the High Yield Fund:

                                                         CONVERSION
CLASS               SALES LOAD                12b-1 FEE   FEATURE
--------------------------------------------------------------------------------
A    Maximum 4.75% initial sales load reduced    0.35%   None
     for purchases of $50,000 and over; shares sold without an initial sales load may be subject to a 1.00% contingent deferred sales load during first year if a commission was paid to a dealer

B    Maximum 5.00% contingent deferred sales     1.00%   Class B  Shares will
     load during the first year which                    automatically convert
     decreases incrementally and is 0 after              to Class A shares after
     six years                                           approximately eight
                                                         years

C    1.00% contingent deferred sales             1.00%   None
     load during first year.
------------------------------------------------------------------------------

If you are investing $1 million or more, it is generally more beneficial for you to buy Class A shares because there is no front-end sales load and the annual expenses are lower.

CLASS A SHARES

Class A shares are sold at net asset value ("NAV") plus an initial sales load. In some cases, reduced initial sales loads for the purchase of Class A shares may be available, as described below. Investments of $1 million or more are not subject to a sales load at the time of purchase but may be subject to a contingent deferred sales load of 1.00% on redemptions made within 1 year after purchase if a commission was paid by Touchstone to a participating unaffiliated dealer. Class A shares are also subject to an annual 12b-1 distribution fee of up to .35% of a Fund's average daily net assets allocable to Class A shares.

The table below shows the current initial sales load breakpoints for purchases of Class A shares:

                                       Percentage        Which         Dealer
                                      of Offering     Equals this   Reallowance
                                     Price Deducted   Percentage   as Percentage
                                       for Sales      of Your Net   of Offering
Amount of Investment                      Load         Investment      Price
--------------------                 --------------   -----------  -------------
Less than $50,000                         4.75%           4.99%        4.00%
$50,000 but less than $100,000            4.50            4.72         3.75%
$100,000 but less than $250,000           3.50            3.63         2.75%
$250,000 but less than $500,000           2.95            3.04         2.25%
$500,000 but less than $1,000,000         2.25            2.31         1.75%
$1,000,000 or more                        None            None         None

The table below shows the initial sales load breakpoints for purchases of shares of the Intermediate Term Government Income Fund for accounts opened between February 1, 1995 and July 31, 1999:

                                       Percentage        Which         Dealer
                                      of Offering     Equals this   Reallowance
                                     Price Deducted   Percentage   as Percentage
                                       for Sales      of Your Net   of Offering
Amount of Investment                      Load         Investment      Price
--------------------                 --------------   -----------  -------------

Less than $100,000                        2.00%           2.04%        1.80%
$100,000 but less than $250,000           1.50%           1.52%        1.35%
$250,000 but less than $500,000           1.00%           1.01%        0.90%
$500,000 but less than $1,000,000         0.75%           0.76%        0.65%
$1,000,000 or more                        None            None         None

The table below shows the initial sales load breakpoints for the purchase of shares of the Intermediate Term Government Income Fund for accounts opened before February 1, 1995:

                                       Percentage        Which         Dealer
                                      of Offering     Equals this   Reallowance
                                     Price Deducted   Percentage   as Percentage
                                       for Sales      of Your Net   of Offering
Amount of Investment                      Load         Investment      Price
--------------------                 --------------   -----------  -------------
Less than $500,000                        1.00%           1.01%        1.00%
$5000,000 but less than $1,000,000        0.75%           0.76%        0.75%
$1,000,000 or more                        None            None         None

Under certain circumstances, Touchstone may increase or decrease the reallowance to selected dealers. In addition to the compensation otherwise paid to securities dealers, Touchstone may from time to time pay from its own resources additional cash bonuses or other incentives to selected dealers in connection with the sale of shares of the Funds. On some occasions, such bonuses or incentives may be conditioned upon the sale of a specified minimum dollar amount of the shares of a Fund and/or other funds in the Touchstone Family of Funds during a specific period of time. Such bonuses or incentives may include financial assistance to dealers in connection with conferences, sales or training programs for their employees, seminars for the public, advertising, sales campaigns and other dealer-sponsored programs or events.

For initial purchases of Class A shares of $1 million or more and subsequent purchases further increasing the size of the account, participating unaffiliated dealers will receive first year compensation from Touchstone of up to 1.00% of such purchases. In determining a dealer's eligibility for such commission, purchases of Class A shares of the Funds may be aggregated with concurrent purchases of Class A shares of other funds in the Touchstone Family of Funds. Dealers should contact Touchstone for more information on the calculation of the dealer's commission in the case of combined purchases.

An exchange from other Touchstone funds will not qualify for payment of the dealer's commission unless the exchange is from a Touchstone fund with assets as to which a dealer's commission or similar payment has not been previously paid. No commission will be paid if the purchase represents the reinvestment of a redemption from a Fund made during the previous twelve months. Redemptions of Class A shares may result in the imposition of a contingent deferred sales load if the dealer's commission described in this paragraph was paid in connection with the purchase of such shares. See "Contingent Deferred Sales Load for Certain Purchases of Class A Shares" below.

REDUCED SALES LOAD. You may use the Right of Accumulation to combine the cost or current NAV (whichever is higher) of your existing Class A shares of any Touchstone Fund sold with a sales load with the amount of any current purchases of Class A shares in order to take advantage of the reduced sales loads set forth in the table above. Purchases of Class A shares in any Touchstone load fund under a Letter of Intent may also be eligible for the reduced sales loads. The minimum initial investment under a Letter of Intent is $10,000. See "Other Purchase Information" below or contact the Transfer Agent for information about the Right of Accumulation and Letter of Intent.

CONTINGENT DEFERRED SALES LOAD FOR CERTAIN PURCHASES OF CLASS A SHARES. A contingent deferred sales load is imposed upon certain redemptions of Class A shares of the Funds (or shares into which such Class A shares were exchanged) purchased at NAV in amounts totaling $1 million or more, if the dealer's commission described above was paid by Touchstone and the shares are redeemed within one year from the date of purchase. The contingent deferred sales load will be paid to Touchstone and will be equal to the commission percentage paid at the time of purchase as applied to the lesser of (1) the NAV at the time of purchase of the Class A shares being redeemed, or (2) the NAV of such Class A shares at the time of redemption. If a purchase of Class A shares is subject to the contingent deferred sales load, you will be notified on the confirmation you receive for your purchase. Redemptions of such Class A shares of the Funds held for at least one year will not be subject to the contingent deferred sales load.

CLASS B SHARES

Class B shares are sold at NAV without an initial sales load. Class B shares are subject to a contingent deferred sales charge if you redeem Class B shares within 6 years of their purchase. The contingent deferred sales load will be a percentage of the dollar amount of shares redeemed and will be assessed on an amount equal to the lesser of (1) the NAV at the time of purchase of the Class B shares being redeemed, or (2) the NAV of such Class B shares being redeemed. A contingent deferred sales load will not be imposed upon redemptions of Class B shares held for at least seven years. The amount of sales charge will depend on how long you have held your shares, as set forth in the following table:

YEAR SINCE PURCHASE PAYMENT MADE         CDSC AS A % OF AMOUNT SUBJECT TO CHARGE
--------------------------------         ---------------------------------------
First                                                    5.00%
Second                                                   4.00%
Third                                                    3.00%
Fourth                                                   2.00%
Fifth                                                    1.00%
Sixth                                                    1.00%
Seventh and thereafter*                                  None

*Class B shares will automatically convert to Class A shares after they have been held for approximately 8 years.

Class B shares are subject to an annual 12b-1 fee of up to 1.00% of a Fund's average daily net assets allocable to Class B shares. Touchstone intends to pay a commission of 4.00% of the purchase amount to your broker at the time you purchase Class B shares.

CLASS C SHARES

Class C shares are sold at NAV, without an initial sales load, and are subject to a contingent deferred sales load of 1.00% on redemptions of Class C shares made within one year of their purchase. The contingent deferred sales load will be a percentage of the dollar amount of shares redeemed and will be assessed on an amount equal to the lesser of (1) the NAV at the time of purchase of the Class C shares being redeemed, or (2) the NAV of such Class C shares being redeemed. A contingent deferred sales load will not be imposed upon redemptions of Class C shares held for at least one year. Class C shares are subject to an annual 12b-1 fee of up to 1.00% of a Fund's average daily net assets allocable to Class C shares. Touchstone intends to pay a commission of 1.00% of the purchase amount to your broker at the time you purchase Class C shares.

ADDITIONAL INFORMATION ON THE CONTINGENT DEFERRED SALES LOAD

The contingent deferred sales load is waived under the following circumstances:

o Any partial or complete redemption following death or disability (as defined in the Internal Revenue Code) of a shareholder (including one who owns the shares with his or her spouse as a joint tenant with rights of survivorship) from an account in which the deceased or disabled is named. Touchstone may require documentation prior to waiver of the load, including death certificates, physicians' certificates, etc.
o Redemptions from a systematic withdrawal plan. If the systematic withdrawal plan is based on a fixed dollar amount or number of shares, systematic withdrawal redemptions are limited to no more than 10% of your account value or number of shares per year, as of the date the Transfer Agent receives your request. If the systematic withdrawal plan is based on a fixed percentage of your account value, each redemption is limited to an amount that would not exceed 10% of your account value (computed on an annualized basis) at the time of withdrawal.
o Redemptions from retirement plans qualified under Section 401 of the Internal Revenue Code. The contingent deferred sales charge will be waived for benefit payments made by Touchstone directly to plan participants. Benefit payments will include, but are not limited to, payments resulting from death, disability, retirement, separation from service, required minimum distributions (as described under IRC Section 401(a)(9)), in-service distributions, hardships, loans and qualified domestic relations orders. The contingent deferred sales load waiver will not apply in the event of termination of the plan or transfer of the plan to another financial institution.

All sales loads imposed on redemptions are paid to Touchstone. In determining whether the contingent deferred sales load is payable, it is assumed that shares not subject to the contingent deferred sales load are the first redeemed followed by other shares held for the longest period of time. The contingent deferred sales load will not be imposed upon shares representing reinvested dividends or capital gains distributions, or upon amounts representing share appreciation.

The following example will illustrate the operation of the contingent deferred sales load. Assume that you open an account and purchase 1,000 shares at $10 per share and that six months later the NAV per share is $12 and, during such time, you have acquired 50 additional shares through reinvestment of distributions. If at such time you should redeem 450 shares (proceeds of $5,400), 50 shares will not be subject to the load because of dividend reinvestment. With respect to the remaining 400 shares, the load is applied only to the original cost of $10 per share and not to the increase in net asset value of $2 per share. Therefore, $4,000 of the $5,400 redemption proceeds will be charged the load. At the rate of 5.00%, the contingent deferred sales load would be $200 for redemptions of Class B shares. At the rate of 1.00%, the contingent deferred sales load would be $40 for redemptions of Class C shares. In determining whether an amount is available for redemption without incurring a deferred sales load, the purchase payments made for all shares in your account are aggregated.

The following example will illustrate the operation of the contingent deferred sales load for Class B shares. Assume that you open an account and purchase 1,000 shares at $10 per share and that twenty-eight months later the NAV per share is $14 and, during such time, you have acquired (a) 150 additional shares through reinvestment of distributions and (b) 500 shares through purchases at $11 per share during the second year. If at such time you should redeem 1,450 shares (proceeds of $20,300), 150 shares will not be subject to the load because of dividend reinvestment. With respect to the remaining 1,300 shares, the load is applied only to the (a) original cost of $10 per share for the first 1,000 shares and not to the increase in net asset value of $4 per share and (b) to the original cost of $11 per share for the next 300 shares and not to the increase in net asset value of $3 per share. Therefore, $18,200 of the $20,300 redemption proceeds will be charged the load. Since this redemption is in the third year of the contingent deferred sales load schedule, (a) the 1,000 shares will be at the rate of 3.00% and the contingent deferred sales load would be $300 and (b) the 300 shares will be at the rate of 4.00% and the contingent deferred sales load would be $132. After this transaction is completed, the account has 200 shares remaining with an initial purchase value of $11 per share and these shares are in the second year of the contingent deferred sales load schedule.

OTHER PURCHASE INFORMATION
--------------------------

Additional information with respect to certain types of purchases of Class A shares of the Intermediate Term Government Income Fund, the High Yield Fund and the Bond Fund is set forth below.

AGGREGATION. Sales charge discounts are available for certain aggregated investments. Investments which may be aggregated include those made by you, your spouse and your children under the age of 21, if all parties are purchasing shares for their own accounts. Individual purchases by trustees or other fiduciaries may also be aggregated if the investments are: (1) for a single trust estate or fiduciary account; or (2) for a common trust fund or other pooled account not specifically formed for the purpose of accumulating Fund shares. Purchases made for nominee or street name accounts (securities held in the name of a dealer or another nominee such as a bank trust department instead of the customer) may not be aggregated with those made for other accounts and may not be aggregated with other nominee or street name accounts unless otherwise qualified as described above.

CONCURRENT PURCHASES. To qualify for a reduced sales charge, you may combine concurrent purchases of Class A shares of two or more Funds (other than a money market fund). For example, if you concurrently invest $25,000 in Class A shares of one Fund and $25,000 in Class A shares of another Fund, the sales charge would be reduced to reflect a $50,000 purchase.

RIGHT OF ACCUMULATION. A "purchaser" of Class A shares has the right to combine the cost or current net asset value (whichever is higher) of his existing Class A shares of the load funds distributed by Touchstone with the amount of his current purchases in order to take advantage of the reduced sales loads set forth in the tables in the Prospectus and this SAI. The purchaser or his dealer must notify the Transfer Agent that an investment qualifies for a reduced sales load. The reduced load will be granted upon confirmation of the purchaser's holdings by the Transfer Agent. A purchaser includes an individual and his immediate family members, purchasing shares for his or their own account; or a trustee or other fiduciary purchasing shares for a single fiduciary account although more than one beneficiary is involved; or employees of a common employer, provided that economies of scale are realized through remittances from a single source and quarterly confirmation of such purchases; or an organized group, provided that the purchases are made through a central administration, or a single dealer, or by other means which result in economy of sales effort or expense (the "Purchaser").

LETTER OF INTENT. The reduced sales loads set forth in the tables in the Prospectus and this SAI may also be available to any Purchaser of Class A shares who submits a Letter of Intent to the Transfer Agent. The Letter must state an intention to invest within a thirteen month period in Class A shares of any load fund distributed by Touchstone a specified amount which, if made at one time, would qualify for a reduced sales load. A Letter of Intent may be submitted with a purchase at the beginning of the thirteen month period or within ninety days of the first purchase under the Letter of Intent. Upon acceptance of this Letter, the Purchaser becomes eligible for the reduced sales load applicable to the level of investment covered by such Letter of Intent as if the entire amount were invested in a single transaction.

The Letter of Intent is not a binding obligation on the Purchaser to purchase, or the Trust to sell, the full amount indicated. During the term of a Letter of Intent, shares representing 5% of the intended purchase will be held in escrow. These shares will be released upon the completion of the intended investment. If the Letter of Intent is not completed during the thirteen month period, the applicable sales load will be adjusted by the redemption of sufficient shares held in escrow, depending upon the amount actually purchased during the period. The minimum initial investment under a Letter of Intent is $10,000.

A ninety-day backdating period can be used to include earlier purchases at the Purchaser's cost (without a retroactive downward adjustment of the sales charge). The thirteen month period would then begin on the date of the first purchase during the ninety-day period. No retroactive adjustment will be made if purchases exceed the amount indicated in the Letter of Intent. The Purchaser or his dealer must notify the Transfer Agent that an investment is being made pursuant to an executed Letter of Intent.

WAIVER OF SALES CHARGE. Sales charges do not apply to shares of the Funds purchased:
1. By registered representatives or other employees (and their immediate family members) of broker/dealers, banks or other financial institutions having agreements with Touchstone.
2. By any director, officer or other employee (and their immediate family members) of The Western and Southern Life Insurance Company or any of its affiliates or any portfolio advisor or service provider to the Trust.
3. By clients of any investment advisor or financial planner who has made appropriate arrangements with the Trust or Touchstone.
4. In accounts as to which a broker-dealer charges an asset management fee, provided the broker-dealer has an agreement with Touchstone.
5. As part of certain promotional programs established by the Fund and/or Touchstone.
6. By one or more members of a group of persons engaged in a common business, profession, civic or charitable endeavor or other activity and retirees and immediate family members of such persons pursuant to a marketing program between Touchstone and such group.

7. By banks, bank trust departments, savings and loan associations and federal and state credit unions.
8.   Through Processing Organizations described in the Prospectus.
9. As part of an employee benefit plan having more than 25 eligible employees or a minimum of $250,000 invested in the Funds.
10. As part of an employee benefit plan which is provided administrative services by a third party administrator that has entered into a special service arrangement with Touchstone.
11. Using the proceeds of a redemption from an unaffiliated mutual fund (see below).

Immediate family members are defined as the spouse, parents, siblings, natural or adopted children, mother-in-law, father-in-law, brother-in-law and sister-in-law of a director, officer or employee. The term "employee" is deemed to include current and retired employees.

Exemptions must be qualified in advance by Touchstone. Your financial advisor should call Touchstone for more information.

WAIVER OF MINIMUM INVESTMENT REQUIREMENTS. The minimum and subsequent investment requirements for purchases in the Funds may not apply to:

1. Any director, officer or other employee (and their immediate family members) of The Western and Southern Life Insurance Company or any of its affiliates or any portfolio advisor or service provider to the Trust.
2. Any employee benefit plan which is provided administrative services by a third-party administrator that has entered into a special service arrangement with Touchstone.

REINVESTMENT OF PROCEEDS FROM OTHER MUTUAL FUNDS. You may purchase shares of the Funds at NAV when the payment for your investment represents the proceeds from the redemption of shares of any other mutual fund which has a front-end sales load and is not distributed by Touchstone. Your investment will qualify for this provision if the purchase price of the shares of the other fund included a sales load and the redemption occurred within 1 year of the purchase of such shares and no more than 60 days prior to your purchase of shares of a Fund. To make a purchase at NAV under this arrangement, you must submit a copy of the confirmations (or similar evidence) showing the purchase and redemption of shares of the other fund. Your payment may be made with the redemption check from the other mutual fund, endorsed to the order of the Touchstone Family of Funds. The redemption of shares of the other fund is, for federal income tax purposes, a sale on which you may realize a gain or loss.

OTHER INFORMATION. The Trust does not impose a front-end sales load or imposes a reduced sales load in connection with purchases of shares of a Fund made under the reinvestment privilege, purchases through exchanges and other purchases which qualify for a reduced sales load as described herein because such purchases require minimal sales effort by Touchstone. Purchases made at net asset value may be made for investment only, and the shares may not be resold except through redemption by or on behalf of the Trust.

TAXES
-----

The Prospectus describes generally the tax treatment of distributions by the Funds. This section of the Statement of Additional Information includes additional information concerning federal taxes.

Each Fund has qualified and intends to qualify annually for the special tax treatment afforded a "regulated investment company" under Subchapter M of the Internal Revenue Code so that it does not pay federal taxes on income and capital gains distributed to shareholders. To so qualify a Fund must, among other things, (i) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currency, or certain other income (including but not limited to gains from options, futures and forward contracts) derived with respect to its business of investing in stock, securities or currencies; and (ii) diversify its holdings so that at the end of each quarter of its taxable year the following two conditions are met:
(a) at least 50% of the value of the Fund's total assets is represented by cash, U.S. Government securities, securities of other regulated investment companies and other securities (for this purpose such other securities will qualify only if the Fund's investment is limited in respect to any issuer to an amount not greater than 5% of the Fund's assets and 10% of the outstanding voting securities of such issuer) and (b) not more than 25% of the value of the Fund's assets is invested in securities of any one issuer (other than U.S. Government securities or securities of other regulated investment companies).

A Fund's net realized capital gains from securities transactions will be distributed only after reducing such gains by the amount of any available capital loss carryforwards. As of September 30, 2001, the Funds had the following capital loss carryforwards for federal income tax purposes:

                                                  AMOUNT    EXPIRES SEPTEMBER 30
                                                  ------    --------------------
Short Term Government Income Fund               $    3,469         2009
Institutional Government Income Fund                13,614         2002
Institutional Government Income Fund                   601         2007
Money Market Fund                                    1,383         2004
Money Market Fund                                    1,805         2005
Money Market Fund                                    2,643         2007
Money Market Fund                                    4,941         2008
Bond Fund                                          374,980         2007
Bond Fund                                          487,055         2008
Bond Fund                                          718,458         2009
Intermediate Term Government Income Fund           955,841         2003
Intermediate Term Government Income Fund         1,168,258         2004
Intermediate Term Government Income Fund           221,155         2005
Intermediate Term Government Income Fund             8,095         2006
Intermediate Term Government Income Fund           122,447         2009

In addition, the Bond Fund and the High Yield Fund elected to defer until the September 30, 2002 tax year $228,559 and $33,486, respectively, of capital losses incurred after October 31, 2000. These capital loss carryforwards and "post-October" losses may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

A federal excise tax at the rate of 4% will be imposed on the excess, if any, of a Fund's "required distribution" over actual distributions in any calendar year. Generally, the "required distribution" is 98% of a Fund's ordinary income for the calendar year plus 98% of its net capital gains recognized during the one year period ending on October 31 of the calendar year plus undistributed amounts from prior years. The Funds intend to make distributions sufficient to avoid imposition of the excise tax.

The Trust is required to withhold and remit to the U.S. Treasury a portion of dividend income on any account unless the shareholder provides a taxpayer identification number and certifies that such number is correct and that the shareholder is not subject to backup withholding.

REDEMPTION IN KIND
------------------

Under unusual circumstances, when the Board of Trustees deems it in the best interests of a Fund's shareholders, the Fund may make payment for shares repurchased or redeemed in whole or in part in securities of the Fund taken at current value. If any such redemption in kind is to be made, each Fund intends to make an election pursuant to Rule 18f-1 under the 1940 Act. This election will require the Funds to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of each Fund during any 90 day period for any one shareholder. In the event payment is made in securities, the redeeming shareholder will generally incur brokerage costs in converting such securities to cash. Portfolio securities which are issued in an in-kind redemption will be readily marketable.

HISTORICAL PERFORMANCE INFORMATION
----------------------------------

Yield quotations on investments in the Short Term Government Income Fund, the Institutional Government Income Fund and the Money Market Fund are provided on both a current and an effective (compounded) basis. Current yields are calculated by determining the net change in the value of a hypothetical account for a seven calendar day period (base period) with a beginning balance of one share, dividing by the value of the account at the beginning of the base period to obtain the base period return, multiplying the result by (365/7) and carrying the resulting yield figure to the nearest hundredth of one percent. Effective yields reflect daily compounding and are calculated as follows: Effective yield = (base period return + 1)365/7 -1. For purposes of these calculations, no effect is given to realized or unrealized gains or losses (the Short Term Government Income Fund, the Institutional Government Income Fund and the Money Market Fund do not normally recognize unrealized gains and losses under the amortized cost valuation method). The Short Term Government Income Fund's current and effective yields for the seven days ended September 30, 2001 were 1.91% and 1.93%, respectively. The Institutional Government Income Fund's current and effective yields for the seven days ended September 30, 2001 were 2.80% and 2.84%, respectively. The Money Market Fund's current and effective yields for the seven days ended September 30, 2001 were 3.00% and 3.04%, respectively.

From time to time, the Intermediate Term Government Income Fund, the Bond Fund and the High Yield Fund may advertise average annual total return. Average annual total return quotations will be computed by finding the average annual compounded rates of return over 1, 5 and 10 year periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                P (1 + T)n = ERV
Where:
P =       a hypothetical initial payment of $1,000
T =       average annual total return
n =       number of years
ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5 and 10 year periods at the end of the 1, 5 or 10 year periods (or fractional portion thereof)

The calculation of average annual total return assumes the reinvestment of all dividends and distributions. The calculation also assumes the deduction of the current maximum sales load from the initial $1,000 payment. If a Fund has been in existence less than one, five or ten years, the time period since the date of the initial public offering of shares will be substituted for the periods stated. The average annual total returns of the Intermediate Term Government Income Fund, the Bond Fund and the High Yield Fund for periods ended September 30, 2001 are as follows:


INTERMEDIATE TERM GOVERNMENT INCOME FUND (CLASS A)
1 Year                                      6.65%
5 Years                                     5.57%
10 Years                                    5.92%

INTERMEDIATE TERM GOVERNMENT INCOME FUND (CLASS B)
Since Inception (May 1, 2001)              -0.04%

INTERMEDIATE TERM GOVERNMENT INCOME FUND (CLASS C)
Since Inception (March 6, 2001)             4.29%

BOND FUND (CLASS A)
1 Year                                      6.35%
5 Years                                     5.72%
Since Inception (October 3, 1994)           6.46%

BOND FUND (CLASS B)
Since Inception (May 1, 2001)              -0.22%

BOND FUND (CLASS C)
1 Year                                     11.10%
5 Years                                     5.61%
Since Inception (January 1, 1999)*          6.18%

HIGH YIELD FUND (CLASS A)
1 Year                                     -6.00%
Since Inception (May 1, 2000)              -1.48%

HIGH YIELD FUND (CLASS B)
Since Inception (May 1, 2001)              -8.99%

HIGH YIELD FUND (CLASS C)
1 Year                                     -2.03%
Since Inception (May 23, 2000)              1.48%

*Performance was calculated using historical performance information of the Fund's predecessor. The predecessor was a series of Select Advisors Trust C which was reorganized into Touchstone Series Trust (the Bond Fund's previous Trust) on December 31, 1998. The inception date for the predecessor was October 3, 1994.

The Intermediate Term Government Income Fund, the Bond Fund and the High Yield Fund may also advertise total return (a "nonstandardized quotation") which is calculated differently from average annual total return. A nonstandardized quotation of total return may be a cumulative return which measures the percentage change in the value of an account between the beginning and end of a period, assuming no activity in the account other than reinvestment of dividends and capital gains distributions. This computation does not include the effect of the applicable front-end sales load which, if included, would reduce total return. The total returns of the Intermediate Term Government Income Fund ("ITF"), the Bond Fund ("BF") and the High Yield Fund ("HYF") as calculated in this manner for each of the last ten years (or since inception) are as follows:

------------------------------------------------------------------------------------------------------------------
Period     ITF-       ITF-        ITF-        BF          BF          BF          HYF         HYF         HYF
Ended      Class A    Class B1    Class C2    Class A3    Class B1    Class C4    Class A5    Class B1    Class C6
------------------------------------------------------------------------------------------------------------------
9-30-92     13.27%
------------------------------------------------------------------------------------------------------------------
9-30-93     10.15%
------------------------------------------------------------------------------------------------------------------
9-30-94     -6.76%
------------------------------------------------------------------------------------------------------------------
9-30-95     12.52%
------------------------------------------------------------------------------------------------------------------
9-30-96      3.55%                              4.03%                   3.20%
------------------------------------------------------------------------------------------------------------------
9-30-97      7.74%                              9.15%                   8.17%
------------------------------------------------------------------------------------------------------------------
9-30-98     10.54%                              8.23%                   6.85%
------------------------------------------------------------------------------------------------------------------
9-30-99     -1.93%                              0.01%                  -0.95%
------------------------------------------------------------------------------------------------------------------
9-30-00      5.29%                              5.15%                   3.87%       4.20%                   4.21%
------------------------------------------------------------------------------------------------------------------
9-30-01     11.94%      4.96%       5.29%      11.61%       4.78%      11.10%      -1.34%      -4.38%      -2.03%
------------------------------------------------------------------------------------------------------------------

1    Inception of Class B shares was May 1, 2001
2    Inception of Class C shares was March 6, 2001.
3    Inception of Class A shares was October 3, 1994.
4 Inception of Class C shares was January 1, 1999. Performance was calculated using historical performance information of the Fund's predecessor.

5    Inception of Class A shares was May 1, 2000.
6    Inception of Class C shares was May 23, 2000.

A nonstandardized quotation may also indicate average annual compounded rates of return without including the effect of the applicable front-end sales load or over periods other than those specified for average annual total return. The average annual compounded rates of return for Class A shares of the Intermediate Term Government Income Fund, the Bond Fund and the High Yield Fund for the periods ended September 30, 2001 are as follows:

INTERMEDIATE TERM GOVERNMENT INCOME FUND CLASS A
1 Year                                     11.94%
3 Years                                     4.95%
5 Years                                     6.60%
10 Years                                    6.43%
Since Inception (2-6-81)                    8.28%

BOND FUND CLASS A
1 Year                                     11.61%
3 Years                                     5.48%
5 Years                                     6.75%
Since Inception (10-3-94)                   7.21%

HIGH YIELD FUND CLASS A
1 Year                                     -1.34%
Since Inception (5-1-00)                    1.97%

A non-standardized quotation of total return will always be accompanied by the Fund's average annual total return as described above.

From time to time, the Intermediate Term Government Income Fund, the Bond Fund and the High Yield Fund may advertise their yield. A yield quotation is based on a 30-day (or one month) period and is computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

                         Yield = 2[(a-b)/cd + 1)6 - 1]
Where:
a =       dividends and interest earned during the period
b =       expenses accrued for the period (net of reimbursements)
c = the average daily number of shares outstanding during the period that were entitled to receive dividends
d =       the maximum offering price per share on the last day of the period

Generally, interest earned (for the purpose of "a" above) on debt obligations is computed by reference to the yield to maturity of each obligation held based on the market value of the obligation (including actual accrued interest) at the close of business on the last business day prior to the start of the 30-day (or one month) period for which yield is being calculated, or, with respect to obligations purchased during the month, the purchase price (plus actual accrued interest).

The performance quotations described above are based on historical earnings and are not intended to indicate future performance. Average annual total return and yield are computed separately for Class A, Class B and Class C shares of each Fund. The yield of Class A shares is expected to be higher than the yield of Class B and Class C shares due to the higher distribution fees imposed on Class B and Class C shares.

To help investors better evaluate how an investment in a Fund might satisfy their investment objective, advertisements regarding each Fund may discuss various measures of Fund performance, including current performance ratings and/or rankings appearing in financial magazines, newspapers and publications which track mutual fund performance. Advertisements may also compare performance with performance as reported by other investments, indices and averages. When advertising current ratings or rankings, the Funds may use the following publications or indices to discuss or compare their performance:

iMoneyNet, Inc.'s Money Fund Report provides a comparative analysis of performance for various categories of money market funds. The Short Term Government Income Fund may compare performance rankings with money market funds appearing in the Taxable U.S. Treasury & Repo Funds category. The Institutional Government Income Fund may compare performance rankings with money market funds appearing in the Taxable Institutional Government Funds category. The Money Market Fund may compare performance rankings with money market funds appearing in the First Tier Taxable category.

Lipper Fixed Income Fund Performance Analysis measures total return and average current yield for the mutual fund industry and ranks individual mutual fund performance over specified time periods assuming reinvestment of all distributions, exclusive of sales loads. The Short Term Government Income Fund may provide comparative performance information appearing in the U.S. Government Money Market Funds category. The Intermediate Term Government Income Fund may provide comparative performance information appearing in the Intermediate U.S. Government Funds category. The Institutional Government Income Fund may provide comparative performance information appearing in the Institutional U.S. Government Money Market Funds category. The Money Market Fund may provide comparative performance information appearing in the Money Market Funds category. The Bond Fund may provide comparative performance information appearing in the Intermediate Investment Grade Debt Funds category. The High Yield Fund may provide comparative performance information appearing in the High Current Yield Funds category.

In assessing such comparisons of performance an investor should keep in mind that the composition of the investments in the reported indices and averages is not identical to the Funds' portfolios, that the averages are generally unmanaged and that the items included in the calculations of such averages may not be identical to the formula used by the Funds to calculate their performance. In addition, there can be no assurance that the Funds will continue this performance as compared to such other averages.

PRINCIPAL SECURITY HOLDERS
--------------------------

As of January 4, 2002, the principal owners of the Funds are listed in the following table:

               FUND                           SHAREHOLDER                           % OWNED
-------------------------------------------------------------------------------------------
Intermediate Term Government Income    Scudder Trust Company                          7.27%
Fund Class A                           For An Account
                                       P.O. Box 1757
                                       Salem, NH 03079
-------------------------------------------------------------------------------------------
Intermediate Term Government Income    Dain Rauscher                                  9.68%
Fund Class B                           Neal J. Gieselman
                                       1767 Gabbro Trail
                                       Eagan, MN  55122
-------------------------------------------------------------------------------------------
Intermediate Term Government Income    Deborah Lynn Wright                            5.18%
Fund Class B                           17733 West Road
                                       Wellington, OH  44090
-------------------------------------------------------------------------------------------
Intermediate Term Government Income    Glen M. Hanson*                               31.78%
Fund Class B                           6 Keating Drive
                                       Cold Spring, KY  41076
-------------------------------------------------------------------------------------------
Intermediate Term Government Income    Merrill Lynch, Pierce, Fenner & Smith          8.54%
Fund Class B                           For the Sole Benefit of its Customers
                                       4800 Deer Lake Drive East
                                       Jacksonville, FL  32246
-------------------------------------------------------------------------------------------
Intermediate Term Government  Income   Oak View Farm Inc.                            17.06%
Fund Class B                           6926 North 100 East
                                       Pittsboro, IN  46167
-------------------------------------------------------------------------------------------
Intermediate Term Government Income    Property of Tabitha L. Wilson                 12.20%
Fund Class B                           3632 Higgins Road
                                       Vassar, MI  48768
-------------------------------------------------------------------------------------------
Intermediate Term Government           LPL Financial Services*                       83.27%
Income Fund Class C                    For An Account
                                       9785 Towne Centre Drive
                                       San Diego, CA  92121
-------------------------------------------------------------------------------------------
Intermediate Term Government Income    NFSC FEBO TRG NFS FMTC                        24.59%
Fund Class C                           613 Spruce Street
                                       Lansdale, PA  19446
-------------------------------------------------------------------------------------------
Intermediate Term Government Income    Larry D. Oakley                                7.04%
Fund Class C                           350 Maple Leaf Lane
                                       Clyde, NC 28721
-------------------------------------------------------------------------------------------
Intermediate Term Government Income    Raymond James Financial Service, Inc.         13.43%
Fund Class C                           Paul D. Scagliarini
                                       10525 Osprey Nest Drive East
                                       Jacksonville, FL  32257
-------------------------------------------------------------------------------------------
Intermediate Term Government Income    Linsco Private Ledger Corp.                   12.29%
Fund Class C                           For An Account
                                       9785 Towne Centre Drive
                                       San Diego, CA  92121
-------------------------------------------------------------------------------------------
Institutional Government Income Fund   National Investor Services                     5.14%
                                       For the Exclusive Benefit of Its Customers
                                       55 Water Street
                                       New York, NY  10041
-------------------------------------------------------------------------------------------
Institutional Government Income Fund   Scudder Trust Company                         24.45%
                                       For An
                                       Account
                                       P.O. Box 1757
                                       Salem,  NH 03079
-------------------------------------------------------------------------------------------

                                       66

-------------------------------------------------------------------------------------------
Money Market Fund Class A              Fort Washington Private Equity Investors II    7.55%
                                       420 East Fourth Street
                                       Cincinnati, OH 45202
-------------------------------------------------------------------------------------------
Money Market Fund Class A              National Investor Services Corp. FBO          12.77%
                                       The Exclusive Benefit of Its Customers
                                       55 Water Street
                                       New York, NY  10041
-------------------------------------------------------------------------------------------
Money Market Fund Class A              Link & Company                                16.41%
                                       P.O. Box 630074
                                       Cincinnati, OH  45263
-------------------------------------------------------------------------------------------
High Yield Fund Class A                Western & Southern Life Insurance Company     23.15%
                                       400 Broadway
                                       Cincinnati, OH 45202
-------------------------------------------------------------------------------------------
High Yield Fund Class A                Western-Southern Life Assurance Company*      63.99%
                                       400 Broadway
                                       Cincinnati, OH 45202
-------------------------------------------------------------------------------------------
High Yield Fund Class B                Barbara Marr                                   8.86%
                                       First Clearing Corp.
                                       7 Apple Tree Lane
                                       Greensboro, NC  27455
-------------------------------------------------------------------------------------------
High Yield Fund Class B                Bear Stearns Securities Corp.                 15.34%
                                       FBO A Customer
                                       1 Metrotech Center North
                                       Brooklyn, NY  11201
-------------------------------------------------------------------------------------------
High Yield Fund Class B                Glen M. Hanson                                10.98%
                                       6 Keating Drive
                                       Cold Spring, KY  41076
-------------------------------------------------------------------------------------------
High Yield Fund Class B                Jo Ann Alexander                               6.73%
                                       1617 Cambridge Drive
                                       LaPlace, LA  70068
-------------------------------------------------------------------------------------------
High Yield Fund Class B                Mary Alexander Beneficiary to                  8.91%
                                       Frank Alexander Deceased IRA
                                       P.O. Box 314
                                       Hammond, LA  70401
-------------------------------------------------------------------------------------------
High Yield Fund Class B                Stifel Nicolaus & Co. Inc.                    28.04%
                                       Jack Raymond*
                                       501 North Broadway
                                       St. Louis, MO  63102
-------------------------------------------------------------------------------------------
High Yield Fund Class C                Bear Stearns Securities Corp.                 19.79%
                                       FBO A Customer
                                       1 MetroTech Center North
                                       Brooklyn, NY  11201
-------------------------------------------------------------------------------------------
High Yield Fund Class C                Merrill Lynch, Pierce, Fenner & Smith         11.06%
                                       For the Sole Benefit of its Customers
                                       4800 Deer Lake Drive East
                                       Jacksonville, FL  32246
-------------------------------------------------------------------------------------------
High Yield Fund Class C                Hubert A. Curry and Ruth E. Curry             16.63%
                                       17433 Delaware Avenue
                                       Redford, MI 48240
-------------------------------------------------------------------------------------------
High Yield Fund Class C                LPL Financial Services                         7.88%
                                       Jerry Bagby
                                       9785 Towne Center Drive
                                       San Diego, CA 92121
-------------------------------------------------------------------------------------------
High Yield Fund Class C                Dana L. Crisan                                 9.59%
                                       286 Flemingway
                                       Sharon, PA  16146
-------------------------------------------------------------------------------------------
High Yield Fund Class C                Raymond James & Associates, Inc.               7.83%
                                       For Benefit of Sherley S. Markey
                                       880 Carillon Parkway
                                       St. Petersburg, FL  33716
-------------------------------------------------------------------------------------------
                                       67

-------------------------------------------------------------------------------------------
High Yield Fund Class C                Dixie C. Taylor                                6.93%
                                       114 Annandale Drive
                                       Cary, NC 27511
-------------------------------------------------------------------------------------------
Bond Fund Class A                      Link & Co.*                                   41.63%
                                       P.O. Box 630074
                                       Cincinnati, OH   45263
-------------------------------------------------------------------------------------------
Bond Fund Class A                      Western & Southern Life Insurance Company*    44.65%
                                       400 Broadway
                                       Cincinnati, OH 45202
-------------------------------------------------------------------------------------------
Bond Fund Class B                      Glen M. Hanson                                 7.90%
                                       6 Keating Drive
                                       Cold Spring, KY  41076
-------------------------------------------------------------------------------------------
Bond Fund Class B                      Raymond James & Associates, Inc.*             72.75%
                                       Howarth Dorothy
                                       880 Carillon Parkway
                                       St. Petersburg, FL  33716
-------------------------------------------------------------------------------------------
Bond Fund Class C                      National Financial Services Corporation        6.53%
                                       FEBO TRG Lorraine L. Armstrong
                                       121 Culpepper Drive
                                       Penllyn, PA  19422
-------------------------------------------------------------------------------------------
Bond Fund Class C                      Western-Southern Life Assurance Company       11.76%
                                       400 Broadway
                                       Cincinnati, OH 45202
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------

*May be deemed to control a Fund (or class) by virtue of the fact that it owned of record more than 25% of the outstanding shares as of January 4, 2002.

As of January 4, 2002, the Trustees and officers of the Trust as a group owned of record and beneficially less than 1% of the outstanding shares of the Trust and of each Fund.

CUSTODIANS
----------

The Fifth Third Bank, 38 Fountain Square Plaza, Cincinnati, Ohio, has been retained to act as Custodian for the Short Term Government Income Fund, the Intermediate Term Government Income Fund, the Institutional Government Income Fund, the Money Market Fund and the High Yield Fund. The Fifth Third Bank acts as each Fund's depository, safekeeps its portfolio securities, collects all income and other payments with respect thereto, disburses funds as instructed and maintains records in connection with its duties. As compensation, The Fifth Third Bank receives from each Fund a base fee at the annual rate of .005% of average net assets (subject to a minimum annual fee of $1,500 per Fund and a maximum fee of $5,000 per Fund) plus transaction charges for each security transaction of the Funds.

Investors Bank & Trust Company, 200 Clarendon Street, Boston, Massachusetts 02116, serves as the Custodian for the Bond Fund. Investors Bank & Trust Company holds cash, securities and other assets as required by the 1940 Act. As compensation for its services as Custodian, Investors Bank & Trust Company receives fees, computed and paid monthly, in the aggregate, of 0.03% on an annual basis of the average daily net assets of all the Funds for which Investors Bank & Trust Company acts as custodian up to $500 million and 0.02% on an annual basis of average daily net assets for the next $500 million and 0.01% on an annual basis of average daily net assets which exceed $1 billion, plus transaction charges for each security transaction of the Fund.

INDEPENDENT AUDITORS
--------------------

The firm of Ernst & Young LLP, 250 East Fifth Street, Cincinnati, Ohio has been selected as independent auditors for the Trust for the fiscal year ending
September 30, 2002. Ernst & Young LLP will perform an annual audit of the Trust's financial statements and advise the Trust as to certain accounting matters.

TRANSFER, ACCOUNTING AND ADMINISTRATIVE AGENTS
----------------------------------------------

TRANSFER AGENT. The Trust's transfer agent, Integrated Fund Services, Inc., maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Funds' shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. Integrated Fund Services, Inc. is an affiliate of the Advisor by reason of common ownership. Integrated Fund Services, Inc. receives for its services as transfer agent a fee payable monthly at an annual rate of $25 per account from each of the Short Term Government Income Fund, the Institutional Government Income Fund and the Money Market Fund and $21 per account from each of the Intermediate Term Government Income Fund, the High Yield Fund and the Bond Fund. The minimum fee is $1,000 per month for each Fund. In addition, the Funds pay out-of-pocket expenses, including but not limited to, postage, envelopes, checks, drafts, forms, reports, record storage and communication lines.

ACCOUNTING AND PRICING AGENT. Integrated Fund Services, Inc. also provides accounting and pricing services to each Fund, except the Bond Fund. These services include calculating daily net asset value per share and maintaining all necessary books and records for the Funds.

For calculating daily net asset value per share and maintaining such books and records as are necessary to enable Integrated Fund Services, Inc. to perform its duties, each Fund (except the Bond Fund) pays Integrated Fund Services, Inc. a fee in accordance with the following schedule:

         Asset Size of Fund             Monthly Fee*
     ---------------------------        ------------
     $          0 - $ 50,000,000           $2,000
     $ 50,000,000 - $100,000,000           $2,500
     $100,000,000 - $200,000,000           $3,000
     $200,000,000 - $300,000,000           $3,500
             Over   $300,000,000           $4,500**

* Subject to an additional monthly fee of $1,000 for each additional class of shares.
** Subject to an additional fee of .001% of average daily net assets in excess of $300 million.

In addition, each Fund pays all costs of external pricing services.

Investors Bank & Trust Company provides accounting and pricing services to the Bond Fund. For administering accounting and pricing and administrative services to the Bond Fund, Investors Bank & Trust Company receives fees, computed and paid monthly, in the aggregate, of .10% on an annual basis of the average daily net assets of the Fund up to $1 billion. During the fiscal year ended September 30, 2001, the Bond Fund paid $101,802 in custody, custody transaction, administrative and accounting fees to Investors Bank & Trust Company.

ADMINISTRATIVE AGENT. Integrated Fund Services, Inc. is retained by the Advisor to assist the Advisor in providing administrative services to the Funds (except the Bond Fund). In this capacity, Integrated Fund Services, Inc. supplies non-investment related statistical and research data, internal regulatory compliance services and executive and administrative services. Integrated Fund Services, Inc. supervises the preparation of tax returns, reports to shareholders of the Funds, reports to and filings with the Securities and Exchange Commission and state securities commissions, and materials for meetings of the Board of Trustees. For the performance of these administrative services, Integrated Fund Services, Inc. receives a fee from the Advisor. The Advisor is solely responsible for the payment of these administrative fees to Integrated Fund Services, Inc. and Integrated has agreed to seek payment of such fees solely from the Advisor. Investors Bank & Trust Company provides administrative services to the Bond Fund.

ANNUAL REPORT
-------------

The financial statements as of September 30, 2001 appear in the Trust's annual report, which is attached to this Statement of Additional Information.


                              SHORT TERM GOVERNMENT
                                   INCOME FUND

                            INSTITUTIONAL GOVERNMENT
                                   INCOME FUND

                                MONEY MARKET FUND

                                    BOND FUND

                                 HIGH YIELD FUND

                          INTERMEDIATE TERM GOVERNMENT
                                   INCOME FUND

TABLE OF CONTENTS
================================================================================

                                                                            Page
--------------------------------------------------------------------------------
Management Discussion and Analysis                                           4-9
--------------------------------------------------------------------------------
Statements of Assets and Liabilities                                       10-11
--------------------------------------------------------------------------------
Statements of Operations                                                   12-13
--------------------------------------------------------------------------------
Statements of Changes in Net Assets                                        14-17
--------------------------------------------------------------------------------
Financial Highlights                                                       18-29
--------------------------------------------------------------------------------
Notes to Financial Statements                                              30-38
--------------------------------------------------------------------------------
Portfolios of Investments:
--------------------------------------------------------------------------------
     Short Term Government Income Fund                                        39
--------------------------------------------------------------------------------
     Institutional Government Income Fund                                  40-41
--------------------------------------------------------------------------------
     Money Market Fund                                                     42-44
--------------------------------------------------------------------------------
     Bond Fund                                                             45-46
--------------------------------------------------------------------------------
     High Yield Fund                                                       47-48
--------------------------------------------------------------------------------
     Intermediate Term Government Income Fund                                 49
--------------------------------------------------------------------------------
Notes to Portfolios of Investments                                            50
--------------------------------------------------------------------------------
Report of Independent Auditors                                                51
--------------------------------------------------------------------------------

                           TOUCHSTONE FAMILY OF FUNDS

MANAGEMENT DISCUSSION AND ANALYSIS
================================================================================

BOND FUND

The past 12 months have been a volatile period in the bond market and one in which the need for a patient and disciplined approach to bond investing could not have been more important. The shift from an inverted to a steep yield curve, extreme moves in the risk premium of corporate bonds, and roller coaster moves of mortgage-backed securities were the challenges faced in the bond market.

The fiscal year began with a large drop in long-term interest rates (50-100 basis points) while the Federal Reserve Board kept short-term rates unchanged. However, in 2001 the Fed reversed the prior year's direction and lowered the Fed Funds rate from 6.50% to 2.50%, while long-term rates remained stable. The resulting steep yield curve stirred many debates about the inability of the Fed to lower long-term rates and stimulate the economy. During the same period, corporate borrowers emerged from a period racked by negative credit events and rapidly rising borrowing costs to a period of stability and relatively low borrowing costs, despite growing economic weakness. The housing market also continued to do well with mortgage borrowing rates at relatively low levels.

Then came September 11th. The initial bond market response was a swift and significant flight to the relative safety of short-term Treasuries. As can be expected with a flight to quality, all other sectors of the bond market initially underperformed Treasuries. Corporate bonds were the hardest hit, as the attacks and the prospect of war delayed the expectation of an economic recovery and decimated consumer confidence. Airlines and other leisure related sectors were the worst performers, and "safe" sectors such as food and utilities became the sectors of choice.

The result (total return on a duration-adjusted basis) for the fiscal year was that Treasuries were the top performing asset class, followed by mortgage-backed securities, with corporate bonds significantly underperforming. The Fund's disciplined tactical asset allocation approach, combined with fundamental research and bond picking expertise, allowed the Fund to perform well over the period. The selective use of mortgage-backed securities, along with an overweight in U.S. Government Securities, compensated for the Fund's underweight in corporate bonds until the relative value of corporate bonds improved.

We believe the Fed will continue to add liquidity to the economy and lower short-term interest rates to help spur economic growth. Consumer spending may remain sluggish, with stock market weakness and job cuts an ever-present headline in the news, and corporate profits could be slow to recover. Government spending should increase to fund the war on terrorism, but may not be enough to offset the other negative factors.

Against this backdrop, our strategy will be to maintain a neutral duration, or interest rate risk, position. There are likely to be significant short-term fluctuations in interest rates as news headlines from the Middle East and at home quickly change the appetite for risk in the bond market. However, the backup in risk premiums does provide for selected opportunities in both the corporate and mortgage-backed securities markets and we will selectively be adding to bring these sectors to a neutral position over the coming months.

                           TOUCHSTONE FAMILY OF FUNDS

MANAGEMENT DISCUSSION AND ANALYSIS
================================================================================

       COMPARISON OF THE CHANGE IN VALUE OF A $10,000* INVESTMENT IN THE
               BOND FUND AND THE LEHMAN BROTHERS AGGREGATE INDEX

                               [GRAPHIC OMITTED]

--------------------------------------------------------------------------------

                   Bond Fund
          Average Annual Total Returns

            1 Year     5 Years     Since Inception**
Class A      6.35%      5.72%           6.46%
Class B        --         --           (0.22%)
Class C     11.10%      5.61%           6.18%
----------------------------------------------------

                                        9/01
Bond Fund - Class A                   $14,759
Lehman Brothers Aggregate Index       $17,621

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

--------------------------------------------------------------------------------

*The chart above represents the performance of Class A shares only, which will vary from the performance of Class B and Class C shares based on the difference in loads and fees paid by shareholders in the different classes.
**Fund inception was October 3, 1994 and the initial public offering of Class B and Class C shares commenced on May 1, 2001 and January 1, 1999, respectively.

                           TOUCHSTONE FAMILY OF FUNDS

MANAGEMENT DISCUSSION AND ANALYSIS
================================================================================

HIGH YIELD FUND

The difficulties in the High Yield market continued through Fiscal 2001 as the risks of an economic slowdown increased. Although returns were positive throughout most of the year, the events of September 11th had a significant impact on the market. In fact, the month of September 2001 posted the worst monthly performance on record for the High Yield market, as measured by the Merrill Lynch High Yield Master Index, with a total return of -6.4%. For the Fiscal Year Ended September 30, 2001, this benchmark index returned -3.3%.

Even though the Federal Reserve Board has been rather aggressive with monetary policy, the odds of a recession increased significantly during September 2001. Additional fiscal stimulus is expected, as Congress appears more inclined to employ deficit spending. However, a few quarters of negative GDP growth will probably not be avoided. As a result of this gloomy outlook, risky assets realized a significant decline in value. In order to compensate for this increased uncertainty, yield spreads available in the High Yield market increased to 911 basis points, as investors demanded more compensation for the incremental risk. As a result, the prices of High Yield bonds dropped considerably.

The increase in risk has continued to plague the more aggressive management style employed by most fund managers and has resulted in significant underperformance. The median High Yield fund manager lagged the market considerably for all recent time periods through the third quarter of 2001. This return profile reaffirms our philosophy of concentrating on the higher quality segment of the High Yield market. The proper alignment of risk and return continues to be the cornerstone of our High Yield philosophy.

Our higher quality bias and our sector allocation (particularly the Fund's underweight in telecommunications) allowed for continued outperformance during Fiscal 2001. The Touchstone High Yield Fund generated a total return of -1.3% for the Fiscal Year, which exceeded both the benchmark, Merrill Lynch High Yield Master Index and the median High Yield fund as tracked by Lipper Analytical Services, Inc. In fact, the Fund's performance places it solidly in the top quartile of such similarly managed funds according to Lipper.

Going forward, the High Yield market will take its lead from the economy. Moody's Investors Service projects a continued difficult environment with defaults estimated at 10% in 2001 and 11% in 2002. Combined with 2000, this three-year default experience would be unprecedented. However, when the economy begins to show signs of bottoming, High Yield funds should begin to produce attractive returns, even though defaults may still be increasing. The current state of uncertainty appears to be adequately discounted in the yields currently available.

The portfolio will continue to emphasize quality and focus on those issues that appear to have an appropriate risk-return trade-off. With the potential economic slowdown and limited access to capital, Telecommunications and Cyclicals will continue to be de-emphasized. We continue to find value in Healthcare, Utilities and certain Outsourcing/Service Industries. As always, we will tend to gravitate to the higher quality portion of the High Yield market since we believe the risk-return relationship of such issues is more appropriately aligned. We are confident that our approach will continue to provide attractive risk-adjusted returns.

                           TOUCHSTONE FAMILY OF FUNDS

MANAGEMENT DISCUSSION AND ANALYSIS
================================================================================

        COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE
         HIGH YIELD FUND* AND THE MERRILL LYNCH HIGH YIELD MASTER INDEX

                               [GRAPHIC OMITTED]

--------------------------------------------------------------------------------

           High Yield Fund
     Average Annual Total Returns

            1 Year     Since Inception**
Class A     (6.00%)        (1.48%)
Class B        --          (8.99%)
Class C     (2.03%)         1.48%
----------------------------------------------------

                                              9/01
High Yield Fund - Class A                    $9,794
Merrill Lynch High Yield Master Index        $9,856

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

--------------------------------------------------------------------------------

 *The chart above represents the performance of Class A shares only, which will vary from the performance of other classes of shares based on the difference in loads and fees paid by shareholders in the different classes.
**Class A, Class B and Class C shares commenced operations on May 1, 2000, May 1, 2001 and May 23, 2000, respectively.

                           TOUCHSTONE FAMILY OF FUNDS

MANAGEMENT DISCUSSION AND ANALYSIS
================================================================================

INTERMEDIATE TERM GOVERNMENT INCOME FUND

The past 12 months have been a volatile period in the bond market and one in which the need for a patient and disciplined approach to bond investing could not have been more important. The shift from an inverted to a steep yield curve and roller coaster moves of mortgage-backed securities were challenges faced in the bond market.

The fiscal year began with a large drop in long-term interest rates (50-100 basis points), while the Federal Reserve Board kept short-term rates unchanged. However, in 2001 the Fed reversed the prior year's direction and lowered the Fed Funds rate from 6.50% to 2.50%, while long-term rates remained stable. The resulting steep yield curve stirred many debates about the inability of the Fed to lower long rates and stimulate the economy. Despite the growing economic weakness, the housing market continued to do well with mortgage-borrowing rates at relatively low levels.

Then came September 11th. The initial bond market response was a swift and significant flight to the relative safety of short-term Treasuries. As can be expected with a flight to quality, all other sectors of the bond market initially underperformed Treasuries.

The result (total return on a duration-adjusted basis) for the fiscal year was that Treasuries were the top performing asset class, with mortgage-backed securities underperforming. The Fund's disciplined tactical asset allocation approach called for an underweight in mortgage-backed securities, which had a positive impact on the Fund's return over the period when compared to its peers. The Fund's interest rate risk position (duration) was close to that of the Fund's benchmark, the Lehman Brothers Intermediate Government Index. However, given the large downward shift in interest rates and the Fund's relatively short duration position (interest rate risk) at the beginning of the period, this factor was a negative in Fund performance compared to its peers.

We believe the Fed will continue to add liquidity to the economy and lower short-term interest rates to help spur economic growth. Consumer spending may be sluggish, with stock market weakness and job cuts an ever-present headline in the news, and corporate profits could be slow to recover. Government spending should increase to fund the war on terrorism, but may not be enough to offset the other negative factors.

Against this backdrop, our strategy will be to maintain a neutral duration, or interest rate risk, position. There are likely to be significant short-term fluctuations in interest rates as news headlines from the Middle East and at home quickly change the appetite for risk in the bond market. However, the impact of lower interest rates on mortgage-backed markets will likely provide opportunities and we will selectively be adding to bring this sector to a neutral position over the coming months.

                           TOUCHSTONE FAMILY OF FUNDS

MANAGEMENT DISCUSSION AND ANALYSIS
================================================================================

        COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE
               INTERMEDIATE TERM GOVERNMENT INCOME FUND* AND THE
               LEHMAN BROTHERS INTERMEDIATE GOVERNMENT BOND INDEX

                               [GRAPHIC OMITTED]

--------------------------------------------------------------------------------

            Intermediate Term Government Income Fund

             Average Annual Total Returns        Total Returns
             ----------------------------        -------------
            1 Year     5 Years     10 Years     Since Inception**
Class A      6.65%      5.57%        5.92%             --
Class B        --         --           --           (0.04%)
Class C        --         --           --            4.29%
-----------------------------------------------------------------

                                                         9/01
Intermediate Term Government Income Fund - Class A     $21,376
Lehman Brothers Intermediate Government Bond Index     $24,648

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

--------------------------------------------------------------------------------

 *The chart above represents the performance of Class A shares only, which will vary from the performance of other classes of shares based on the difference in loads and fees paid by shareholders in the different classes.
**Class B and Class C shares commenced operations on May 1, 2001 and March 6, 2001, respectively.

                           TOUCHSTONE FAMILY OF FUNDS

STATEMENTS OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2001

==================================================================================================
                                                                SHORT TERM  INSTITUTIONAL  MONEY
                                                                GOVERNMENT   GOVERNMENT    MARKET
(000's)                                                         INCOME FUND  INCOME FUND    FUND
--------------------------------------------------------------------------------------------------
ASSETS
Investment securities:
   At amortized cost .........................................   $ 64,717    $ 79,571    $ 86,052
                                                                 ================================
   At market value ...........................................   $ 46,937    $ 57,791    $ 86,052
   Repurchase agreements .....................................     17,780      21,780          --
                                                                 --------------------------------
Total investment securities ..................................     64,717      79,571      86,052
Cash .........................................................         --           3          --
Interest receivable ..........................................        342         548         659
Other assets .................................................          8           3          20
                                                                 --------------------------------
TOTAL ASSETS .................................................     65,067      80,125      86,731
                                                                 --------------------------------

LIABILITIES
Bank overdraft ...............................................         55          --          14
Dividends payable ............................................          2           8           1
Payable to affiliates ........................................         34          15          28
Payable for securities purchased .............................         --          --       2,210
Other accrued expenses and liabilities .......................         25          21          26
                                                                 --------------------------------
TOTAL LIABILITIES ............................................        116          44       2,279
                                                                 --------------------------------

NET ASSETS ...................................................   $ 64,951    $ 80,081    $ 84,452
                                                                 ================================

NET ASSETS CONSIST OF:
Paid-in capital ..............................................   $ 64,955    $ 80,095    $ 84,431
Undistributed net investment income ..........................         --          --          32
Accumulated net realized losses from security transactions ...         (4)        (14)        (11)
                                                                 --------------------------------

NET ASSETS ...................................................   $ 64,951    $ 80,081    $ 84,452
                                                                 ================================
Shares of beneficial interest outstanding
   (unlimited number of shares authorized, no par value) .....     64,955      80,095      84,463
                                                                 ================================

Net asset value, offering price and redemption price per share   $   1.00    $   1.00    $   1.00
                                                                 ================================

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS

STATEMENTS OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2001

==================================================================================================
                                                                                      INTERMEDIATE
                                                                               HIGH       TERM
                                                                   BOND       YIELD    GOVERNMENT
(000's)                                                            FUND        FUND    INCOME FUND
--------------------------------------------------------------------------------------------------
ASSETS
Investment securities:
   At amortized cost .........................................   $ 38,465    $  8,878    $ 31,651
                                                                 ================================
   At market value ...........................................   $ 39,968    $  8,106    $ 32,964
Cash .........................................................      4,369           1           2
Interest and principal paydowns receivable ...................        434         197         330
Receivable for capital shares sold ...........................        277           3          71
Receivable from Adviser ......................................         68          14          --
Other assets .................................................         12          25          29
                                                                 --------------------------------
TOTAL ASSETS .................................................     45,128       8,346      33,396
                                                                 --------------------------------

LIABILITIES
Dividends payable ............................................          8           1          17
Payable for capital shares redeemed ..........................      3,298          --          52
Payable for securities purchased .............................        428         199          --
Payable to affiliates ........................................         --          --          13
Other accrued expenses and liabilities .......................        159           8          16
                                                                 --------------------------------
TOTAL LIABILITIES ............................................      3,893         208          98
                                                                 --------------------------------
NET ASSETS ...................................................   $ 41,235    $  8,138    $ 33,298
                                                                 ================================

NET ASSETS CONSIST OF:
Paid-in capital ..............................................   $ 41,472    $  8,943    $ 34,460
Undistributed net investment income ..........................         69          --          --
Accumulated net realized losses from security transactions ...     (1,809)        (33)     (2,475)
Net unrealized appreciation (depreciation) on investments ....      1,503        (772)      1,313
                                                                 --------------------------------
NET ASSETS ...................................................   $ 41,235    $  8,138    $ 33,298
                                                                 ================================
PRICING OF CLASS A SHARES
Net assets attributable to Class A shares ....................   $ 39,683    $  7,991    $ 33,118
                                                                 ================================
Shares of beneficial interest outstanding
   (unlimited number of shares authorized, no par value) .....      3,951         881       3,033
                                                                 ================================
Net asset value and redemption price per share ...............   $  10.04    $   9.07    $  10.92
                                                                 ================================
Maximum offering price per share .............................   $  10.54    $   9.52    $  11.46
                                                                 ================================
PRICING OF CLASS B SHARES
Net assets attributable to Class B shares ....................   $     30    $     75    $     20
                                                                 ================================
Shares of beneficial interest outstanding
   (unlimited number of shares authorized, no par value) .....          3           8           2
                                                                 ================================
Net asset value and redemption price per share* ..............   $   9.59    $   9.08    $  10.92
                                                                 ================================
Maximum offering price per share .............................   $   9.59    $   9.08    $  10.92
                                                                 ================================
PRICING OF CLASS C SHARES
Net assets attributable to Class C shares ....................   $  1,522    $     72    $    160
                                                                 ================================
Shares of beneficial interest outstanding
   (unlimited number of shares authorized, no par value) .....        159           8          15
                                                                 ================================
Net asset value and redemption price per share* ..............   $   9.59    $   9.09    $  10.91
                                                                 ================================
Maximum offering price per share .............................   $   9.59    $   9.09    $  10.91
                                                                 ================================

*    Redemption price per share varies by length of time shares are held.

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED SEPTEMBER 30, 2001

======================================================================================================
                                                                  SHORT TERM  INSTITUTIONAL    MONEY
                                                                  GOVERNMENT   GOVERNMENT      MARKET
(000's)                                                           INCOME FUND  INCOME FUND      FUND
------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Interest income .................................................   $ 4,048      $ 3,741      $ 3,468
                                                                    ---------------------------------

EXPENSES
Investment advisory fees ........................................       380          143          322
Transfer agent fees .............................................       146           28          118
Distribution expenses ...........................................        73           16           33
Postage and supplies ............................................        46            6           43
Accounting services fees ........................................        30           30           30
Custodian fees ..................................................        55           32           60
Registration fees ...............................................        24            9           26
Professional fees ...............................................        23           22           21
Trustees' fees and expenses .....................................         8            8            8
Reports to shareholders .........................................        36           11           34
Other expenses ..................................................        --           --            1
                                                                    ---------------------------------
TOTAL EXPENSES ..................................................       821          305          696
Fees waived by the Adviser ......................................       (78)         (23)        (267)
                                                                    ---------------------------------
NET EXPENSES ....................................................       743          282          429
                                                                    ---------------------------------

NET INVESTMENT INCOME ...........................................     3,305        3,459        3,039
                                                                    ---------------------------------

NET REALIZED GAINS FROM SECURITY TRANSACTIONS ...................        --            8           --
                                                                    ---------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS ......................   $ 3,305      $ 3,467      $ 3,039
                                                                    =================================

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED SEPTEMBER 30, 2001(A)

=======================================================================================================
                                                                                           INTERMEDIATE
                                                                                   HIGH        TERM
                                                                      BOND        YIELD     GOVERNMENT
(000's)                                                               FUND         FUND     INCOME FUND
-------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Interest income .................................................   $ 1,835      $   803      $ 2,113
                                                                    ---------------------------------

EXPENSES
Investment advisory fees ........................................       146           47          171
Accounting services fees ........................................        --           41           35
Sponsor fees (Note 4) ...........................................        58            3           --
Distribution expenses, Class A ..................................        70            3           32
Distribution expenses, Class C ..................................        12           --           --
Transfer agent fees, Common .....................................        22           --           --
Transfer agent fees, Class A ....................................        10           12           32
Transfer agent fees, Class B ....................................         4            5            5
Transfer agent fees, Class C ....................................         4           12            5
Professional fees ...............................................        11            5           19
Registration fees, Common .......................................        17            1            3
Registration fees, Class A ......................................         2           10            9
Registration fees, Class B ......................................         2            4            4
Registration fees, Class C ......................................         2           10            9
Postage and supplies ............................................        --            3           18
Trustees' fees and expenses .....................................         6            6            6
Custodian fees ..................................................       112           12           12
Reports to shareholders .........................................        21            5           10
Other expenses ..................................................         8           12            2
                                                                    ---------------------------------
TOTAL EXPENSES ..................................................       507          191          372
Fees waived and/or common expenses reimbursed by the Adviser ....      (153)        (103)         (24)
Sponsor fees waived .............................................       (58)          (3)          --
Class A expenses reimbursed .....................................       (13)          (2)          (9)
Class B expenses reimbursed .....................................        (7)          --           --
Class C expenses reimbursed .....................................        (6)          --           --
                                                                    ---------------------------------
NET EXPENSES ....................................................       270           83          339
                                                                    ---------------------------------

NET INVESTMENT INCOME ...........................................     1,565          720        1,774
                                                                    ---------------------------------

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains (losses) from security transactions ..........        53          (33)         359
Net change in unrealized appreciation/depreciation on investments     1,776         (826)       1,794
                                                                    ---------------------------------
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS .......     1,829         (859)       2,153
                                                                    ---------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS ...........   $ 3,394      $  (139)     $ 3,927
                                                                    =================================

(A) Except for Class B shares of the Bond Fund, High Yield Fund and Intermediate Term Government Income Fund which represents the period from commencement of operations (May 1, 2001) through September 30, 2001 and Class C shares of the Intermediate Term Government Income Fund which represents the period from commencement of operations (March 6, 2001) through September 30, 2001.

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

=========================================================================================================================
                                                                              SHORT TERM               INSTITUTIONAL
                                                                              GOVERNMENT                GOVERNMENT
                                                                              INCOME FUND               INCOME FUND
-------------------------------------------------------------------------------------------------------------------------
                                                                           YEAR         YEAR         YEAR         YEAR
                                                                          ENDED        ENDED        ENDED        ENDED
                                                                        SEPT. 30,    SEPT. 30,    SEPT. 30,    SEPT. 30,
(000's)                                                                    2001         2000         2001         2000
-------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income ...............................................   $   3,305    $   5,047    $   3,459    $   3,179
Net realized gains (losses) from security transactions ..............          --           (4)           8           --
                                                                        ------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS ..........................       3,305        5,043        3,467        3,179
                                                                        ------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
>From net investment income ..........................................      (3,305)      (5,047)      (3,459)      (3,179)
                                                                        ------------------------------------------------

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold ...........................................     199,511      536,534      199,858      135,318
Reinvested distributions ............................................       3,198        4,816        3,170        2,851
Payments for shares redeemed ........................................    (217,628)    (571,536)    (181,261)    (129,711)
                                                                        ------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL
   SHARE TRANSACTIONS ...............................................     (14,919)     (30,186)      21,767        8,458
                                                                        ------------------------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS .............................     (14,919)     (30,190)      21,775        8,458

Net Assets
Beginning of year ...................................................      79,870      110,060       58,306       49,848
                                                                        ------------------------------------------------
End of year .........................................................   $  64,951    $  79,870    $  80,081    $  58,306
                                                                        ================================================

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

===============================================================================================
                                                                                MONEY
                                                                                MARKET
                                                                                 FUND
-----------------------------------------------------------------------------------------------
                                                                           YEAR         YEAR
                                                                          ENDED        ENDED
                                                                        SEPT. 30,    SEPT. 30,
(000's)                                                                    2001         2000
-----------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income ...............................................   $   3,039    $   1,950
                                                                        ----------------------

DISTRIBUTIONS TO SHAREHOLDERS
>From net investment income ..........................................      (3,039)      (1,950)
                                                                        ----------------------

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold ...........................................     189,898      125,641
Reinvested distributions ............................................       2,961        1,860
Payments for shares redeemed ........................................    (151,342)    (107,764)
                                                                        ----------------------
NET INCREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS ..........      41,517       19,737
                                                                        ----------------------

TOTAL INCREASE IN NET ASSETS ........................................      41,517       19,737

Net Assets
Beginning of year ...................................................      42,935       23,198
                                                                        ----------------------
End of year .........................................................   $  84,452    $  42,935
                                                                        ======================

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

============================================================================================================
                                                                                     BOND FUND
------------------------------------------------------------------------------------------------------------
                                                                           YEAR     NINE MONTHS      YEAR
                                                                          ENDED        ENDED        ENDED
                                                                        SEPT. 30,    SEPT. 30,     DEC. 31,
(000's)                                                                  2001(A)        2000         1999
------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income ...............................................   $   1,565    $     986    $   1,198
Net realized gains (losses) from security transactions ..............          53         (646)        (348)
Net change in unrealized appreciation/depreciation on investments ...       1,776          872       (1,154)
                                                                        -----------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS ...............       3,394        1,212         (304)
                                                                        -----------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
>From net investment income, Class A .................................      (1,506)        (752)        (314)
>From net investment income, Class C .................................         (60)         (44)         (64)
>From net investment income, Class Y .................................          --         (193)        (832)
Distributions in excess of net investment income, Class A ...........          --           --           (2)
Distributions in excess of net investment income, Class Y ...........          --           --           (5)
Return of capital distributions, Class A ............................          --           --          (34)
Return of capital distributions, Class C ............................          --           --           (8)
Return of capital distributions, Class Y ............................          --           --          (79)
                                                                        -----------------------------------
DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS ...........      (1,566)        (989)      (1,338)
                                                                        -----------------------------------
FROM CAPITAL SHARE TRANSACTIONS
CLASS A
Proceeds from shares sold ...........................................      36,754       16,302        1,368
Capital contribution from acquisition ...............................          --        3,705           --
Capital contribution from Class Y ...................................          --       14,078           --
Reinvested distributions ............................................       1,550          733          342
Payments for shares redeemed ........................................     (22,477)     (17,333)      (1,898)
                                                                        -----------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM CLASS A SHARE TRANSACTIONS      15,827       17,485         (188)
                                                                        -----------------------------------
CLASS B
Proceeds from shares sold ...........................................          29           --           --
                                                                        -----------------------------------
CLASS C
Proceeds from shares sold ...........................................         729          211          346
Capital contribution ................................................          --           --        1,140
Reinvested distributions ............................................          53           41           70
Payments for shares redeemed ........................................        (309)        (252)        (459)
                                                                        -----------------------------------
NET INCREASE IN NET ASSETS FROM CLASS C SHARE TRANSACTIONS ..........         473           --        1,097
                                                                        -----------------------------------
CLASS Y
Capital contribution ................................................          --           --       14,150
Reinvested distributions ............................................          --          192          915
Payment for capital contribution to Class A .........................          --      (14,078)          --
                                                                        -----------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM CLASS Y SHARE TRANSACTIONS          --      (13,886)      15,065
                                                                        -----------------------------------
TOTAL INCREASE IN NET ASSETS ........................................      18,157        3,822       14,332

NET ASSETS
Beginning of period .................................................      23,078       19,256        4,924
                                                                        -----------------------------------
End of period .......................................................   $  41,235    $  23,078    $  19,256
                                                                        ===================================

(A) Except for Class B shares which represents the period from commencement of operations (May 1, 2001) through September 30, 2001.

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

=========================================================================================================================
                                                                                 HIGH               INTERMEDIATE TERM
                                                                                YIELD                  GOVERNMENT
                                                                                 FUND                  INCOME FUND
-------------------------------------------------------------------------------------------------------------------------
                                                                           YEAR       PERIOD         YEAR         YEAR
                                                                          ENDED        ENDED        ENDED        ENDED
                                                                        SEPT. 30,    SEPT. 30,    SEPT. 30,    SEPT. 30,
(000's)                                                                  2001(B)      2000(A)      2001(B)        2000
-------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income ...............................................   $     720    $     231    $   1,774    $   2,190
Net realized gains (losses) from security transactions ..............         (33)           8          359         (480)
Net change in unrealized appreciation/depreciation
   on investments ...................................................        (826)          54        1,794          193
                                                                        ------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS ...............        (139)         293        3,927        1,903
                                                                        ------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
>From net investment income - Class A ................................        (713)        (231)      (1,772)      (2,190)
>From net investment income - Class B ................................          (2)          --           --           --
>From net investment income - Class C ................................          (5)          --           (2)
>From net realized gains - Class A ...................................          (8)          --           --           --
                                                                        ------------------------------------------------
DECREASE IN NET ASSETS FROM DISTRIBUTIONS
   TO SHAREHOLDERS ..................................................        (728)        (231)      (1,774)      (2,190)
                                                                        ------------------------------------------------
FROM CAPITAL SHARE TRANSACTIONS
CLASS A
Proceeds from shares sold ...........................................         854        7,038       11,377        7,236
Reinvested distributions ............................................         717          231        1,504        1,906
Payments for shares redeemed ........................................         (55)          (3)     (17,810)     (18,019)
                                                                        ------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CLASS A SHARE TRANSACTIONS .......................................       1,516        7,266       (4,929)      (8,877)
                                                                        ------------------------------------------------
CLASS B
Proceeds from shares sold ...........................................          82           --           19           --
Reinvested distributions ............................................          --           --           --(C)        --
Payments for shares redeemed ........................................          (1)          --           --           --
                                                                        ------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   CLASS B SHARE TRANSACTIONS .......................................          81           --           19           --
                                                                        ------------------------------------------------
CLASS C
Proceeds from shares sold ...........................................         132           12          273           --
Reinvested distributions ............................................           4           --            1           --
Payments for shares redeemed ........................................         (67)          (1)        (115)          --
                                                                        ------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   CLASS C SHARE TRANSACTIONS .......................................          69           11          159           --
                                                                        ------------------------------------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS .............................         799        7,339       (2,598)      (9,164)

NET ASSETS
Beginning of period .................................................       7,339           --       35,896       45,060
                                                                        ------------------------------------------------
End of period .......................................................   $   8,138    $   7,339    $  33,298    $  35,896
                                                                        ================================================

(A) Represents the period from commencement of operations (May 1, 2000 and May 23, 2000) for Class A and Class C shares, respectively, through September 30, 2000.

(B) Except for Class B shares of the High Yield Fund and Intermediate Term Government Income Fund which represents the period from commencement of operations (May 1, 2001) through September 30, 2001 and Class C shares of the Intermediate Term Government Income Fund which represents the period from commencement of operations (March 6, 2001) through September 30, 2001.

(C)  Amount rounds to less than $1.

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS

SHORT TERM GOVERNMENT INCOME FUND
FINANCIAL HIGHLIGHTS

====================================================================================================================
                                                         PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
--------------------------------------------------------------------------------------------------------------------
                                                                         YEARS ENDED SEPTEMBER 30,
--------------------------------------------------------------------------------------------------------------------
                                                         2001         2000         1999         1998         1997
--------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of year ...............   $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
                                                       ------------------------------------------------------------
Net investment income ..............................      0.041        0.049        0.040        0.046        0.044
                                                       ------------------------------------------------------------
Dividends from net investment income ...............     (0.041)      (0.049)      (0.040)      (0.046)      (0.044)
                                                       ------------------------------------------------------------
Net asset value at end of year .....................   $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
                                                       ============================================================
Total return .......................................      4.18%        5.02%        4.02%        4.74%        4.53%
                                                       ============================================================
Net assets at end of year (000's) ..................   $ 64,951     $ 79,870     $110,060     $102,481     $ 96,797
                                                       ============================================================
Ratio of net expenses to
   average net assets(A) ...........................      0.95%        0.95%        0.95%        0.91%        0.97%

Ratio of net investment income to
   average net assets ..............................      4.23%        4.86%        3.95%        4.63%        4.43%

(A) Absent fee waivers by the Adviser, the ratio of expenses to average net assets would have been 1.05% and 0.94% for the years ended September 30, 2001 and 1998, respectively.

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS

INSTITUTIONAL GOVERNMENT INCOME FUND
FINANCIAL HIGHLIGHTS

====================================================================================================================
                                                         PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
--------------------------------------------------------------------------------------------------------------------
                                                                         YEARS ENDED SEPTEMBER 30,
--------------------------------------------------------------------------------------------------------------------
                                                         2001         2000         1999         1998         1997
--------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of year ...............   $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
                                                       ------------------------------------------------------------
Net investment income ..............................      0.049        0.057        0.047        0.052        0.051
                                                       ------------------------------------------------------------
Dividends from net investment income ...............     (0.049)      (0.057)      (0.047)      (0.052)      (0.051)
                                                       ------------------------------------------------------------
Net asset value at end of year .....................   $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
                                                       ============================================================
Total return .......................................      5.02%        5.83%        4.78%        5.30%        5.17%
                                                       ============================================================
Net assets at end of year (000's) ..................   $ 80,081     $ 58,306     $ 49,848     $ 44,797     $ 61,248
                                                       ============================================================
Ratio of net expenses to
   average net assets(A) ...........................      0.40%        0.40%        0.40%        0.40%        0.40%

Ratio of net investment income to
   average net assets ..............................      4.90%        5.73%        4.68%        5.17%        5.07%

(A) Absent fee waivers by the Adviser, the ratios of expenses to average net assets would have been 0.43%, 0.43%, 0.47%, 0.45% and 0.45% for the years ended September 30, 2001, 2000, 1999, 1998 and 1997, respectively.

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS

MONEY MARKET FUND
FINANCIAL HIGHLIGHTS

=================================================================================================================================
                                                                    PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                              ONE
                                                         YEAR         YEAR         YEAR         YEAR         MONTH        YEAR
                                                         ENDED,       ENDED        ENDED        ENDED        ENDED        ENDED
                                                       SEPT. 30,    SEPT. 30,    SEPT. 30,    SEPT. 30,    SEPT. 30,    AUG. 31,
                                                         2001         2000         1999         1998         1997(A)      1997
---------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period .............   $   1.00     $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
                                                       -------------------------------------------------------------------------
Net investment income ..............................      0.048        0.056        0.046        0.050        0.004        0.050
                                                       -------------------------------------------------------------------------
Dividends from net investment income ...............     (0.048)      (0.056)      (0.046)      (0.050)      (0.004)      (0.050)
                                                       -------------------------------------------------------------------------
Net asset value at end of period ...................   $   1.00     $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
                                                       =========================================================================
Total return .......................................      4.91%        5.79%        4.74%        5.07%        4.99%(C)     5.14%
                                                       =========================================================================
Net assets at end of period (000's) ................   $ 84,452     $ 42,935     $ 23,198     $ 18,492     $ 73,821     $ 94,569
                                                       =========================================================================
Ratio of net expenses to average net assets(B) .....      0.65%        0.65%        0.65%        0.79%        0.80%(C)     0.65%

Ratio of net investment income to average net assets      4.60%        5.75%        4.63%        4.95%        4.99%(C)     5.03%

(A) Effective as of the close of business on August 29, 1997, the Fund was reorganized and its fiscal year-end, subsequent to August 31, 1997, was changed to September 30.

(B) Absent fee waivers and/or expense reimbursements, the ratios of expenses to average net assets would have been 1.05%, 1.13%, 1.11% and 0.79% for the periods ended September 30, 2001, 2000, 1999 and August 31, 1997, respectively.

(C)  Annualized.

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS

BOND FUND -- CLASS A
FINANCIAL HIGHLIGHTS

=================================================================================================================================
                                                                    PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
---------------------------------------------------------------------------------------------------------------------------------
                                                         YEAR      NINE MONTHS     YEAR         YEAR         YEAR         YEAR
                                                         ENDED        ENDED        ENDED        ENDED        ENDED        ENDED
                                                       SEPT. 30,    SEPT. 30,    DEC. 31,     DEC. 31,     DEC. 31,     DEC. 31,
                                                         2001        2000(A)       1999         1998         1997         1996
---------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period .............   $   9.50     $   9.47     $  10.39     $  10.22     $  10.17     $  10.61
                                                       -------------------------------------------------------------------------
Income (loss) from investment operations:
   Net investment income ...........................       0.53         0.48         0.59         0.55         0.61         0.71
   Net realized and unrealized gains (losses)
      on investments ...............................       0.54         0.03        (0.76)        0.30         0.11        (0.43)
                                                       -------------------------------------------------------------------------
Total from investment operations ...................       1.07         0.51        (0.17)        0.85         0.72         0.28
                                                       -------------------------------------------------------------------------
Less distributions:
   Dividends from net investment income ............      (0.53)       (0.48)       (0.68)       (0.57)       (0.66)       (0.70)
   Distributions from net realized gains ...........         --           --           --        (0.11)       (0.01)       (0.02)
   Return of capital ...............................         --           --        (0.07)          --           --           --
                                                       -------------------------------------------------------------------------
Total distributions ................................      (0.53)       (0.48)       (0.75)       (0.68)       (0.67)       (0.72)
                                                       -------------------------------------------------------------------------
Net asset value at end of period ...................   $  10.04     $   9.50     $   9.47     $  10.39     $  10.22     $  10.17
                                                       =========================================================================
Total return(B) ....................................     11.61%        5.50%(C)    (1.68%)       8.56%        7.30%        2.85%
                                                       =========================================================================
Net assets at end of period (000's) ................   $ 39,683     $ 22,086     $  4,310     $  4,924     $  1,685     $    821
                                                       =========================================================================
Ratio of net expenses to average net assets(D) .....      0.90%        0.90%(E)     0.90%        0.90%        0.90%        0.90%

Ratio of net investment income to average net assets      5.41%        6.16%(E)     5.92%        5.68%        6.08%        6.01%

Portfolio turnover rate ............................        93%         126%(E)       57%         170%          88%          64%

(A) Effective after the close of business on September 30, 2000, the Fund changed its fiscal year-end to September 30.

(B)  Total returns shown exclude the effect of applicable sales loads.

(C)  Not annualized.

(D) Absent fee waivers and/or expense reimbursements, the ratios of expenses to average net assets would have been 1.67%, 2.14%(E), 2.26%, 4.13%, 7.13% and 13.61% for the periods ended September 30, 2001 and 2000, December 31, 1999, 1998, 1997 and 1996, respectively.

(E)  Annualized.

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS

BOND FUND -- CLASS B
FINANCIAL HIGHLIGHTS
================================================================================
                    PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------
                                                                     PERIOD
                                                                      ENDED
                                                                    SEPT. 30,
                                                                     2001(A)
--------------------------------------------------------------------------------
Net asset value at beginning of period ........................     $   9.33
                                                                    --------

Income from investment operations:
   Net investment income ......................................         0.18
   Net realized and unrealized gains on investments ...........         0.26
                                                                    --------
Total from investment operations ..............................         0.44
                                                                    --------

Dividends from net investment income ..........................        (0.18)
                                                                    --------

Net asset value at end of period ..............................     $   9.59
                                                                    ========

Total return(B) ...............................................        4.78%
                                                                    ========

Net assets at end of period (000's) ...........................     $     30
                                                                    ========

Ratio of net expenses to average net assets(C) ................        1.60%(D)

Ratio of net investment income to average net assets ..........        4.29%(D)

Portfolio turnover rate .......................................          93%(D)

(A) Represents the period from commencement of operations (May 1, 2001 through September 30, 2001).

(B) Total return shown excludes the effect of applicable sales load and is not annualized.

(C) Absent fee waivers and/or reimbursements, the ratio of expenses to average net assets would have been 138.55%(D) for the period ended September 30, 2001.

(D)  Annualized.

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS

BOND FUND -- CLASS C
FINANCIAL HIGHLIGHTS

=======================================================================================================
                                          PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
-------------------------------------------------------------------------------------------------------
                                                                       YEAR     NINE MONTHS      YEAR
                                                                      ENDED        ENDED        ENDED
                                                                    SEPT. 30,    SEPT. 30,    DEC. 31,
                                                                      2001        2000(B)      1999(A)
-------------------------------------------------------------------------------------------------------
Net asset value at beginning of period ........................     $   9.07     $   9.15     $  10.08
                                                                    ----------------------------------
Income (loss) from investment operations:
   Net investment income (loss) ...............................         0.45         0.37         0.51
   Net realized and unrealized gains (losses) on investments ..         0.53        (0.03)       (0.75)
                                                                    ----------------------------------
Total from investment operations ..............................         0.98         0.34        (0.24)
                                                                    ----------------------------------
Less distributions:
   Dividends from net investment income .......................        (0.46)       (0.42)       (0.62)
   Return of capital ..........................................           --           --        (0.07)
                                                                    ----------------------------------
Total distributions ...........................................        (0.46)       (0.42)       (0.69)
                                                                    ----------------------------------

Net asset value at end of period ..............................     $   9.59     $   9.07     $   9.15
                                                                    ==================================

Total return(C) ...............................................       11.10%        3.87%(D)    (2.41%)
                                                                    ==================================

Net assets at end of period (000's) ...........................     $  1,522     $    992     $    998
                                                                    ==================================

Ratio of net expenses to average net assets(E) ................        1.65%        1.65%(F)     1.65%

Ratio of net investment income to average net assets ..........        4.73%        5.41%(F)     5.18%

Portfolio turnover rate .......................................          93%         126%(F)      120%

(A)  Class C shares commenced operations on January 1, 1999.

(B) Effective after the close of business on September 30, 2000, the Fund changed its fiscal year-end to September 30.

(C)  Total returns shown exclude the effect of applicable sales loads.

(D)  Not annualized.

(E) Absent fee waivers and/or reimbursements, the ratios of expenses to average net assets would have been 2.90%, 2.89%(F) and 3.01% for the periods end September 30, 2001, 2000 and December 31, 1999, respectively.

(F)  Annualized.

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS

HIGH YIELD FUND -- CLASS A
FINANCIAL HIGHLIGHTS

============================================================================================
                               PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------------------
                                                                       YEAR       PERIOD
                                                                      ENDED        ENDED
                                                                    SEPT. 30,    SEPT. 30,
                                                                      2001        2000(A)
--------------------------------------------------------------------------------------------
Net asset value at beginning of period ........................     $  10.09     $  10.00
                                                                    ---------------------
Income from investment operations:
   Net investment income ......................................         0.90         0.33
   Net realized and unrealized gains (losses) on investments ..        (1.01)        0.09
                                                                    ---------------------
Total from investment operations ..............................        (0.11)        0.42
                                                                    ---------------------
Less distributions:
   Dividends from net investment income .......................        (0.90)       (0.33)
   Distributions from net realized gains ......................        (0.01)          --
                                                                    ---------------------
Total distributions ...........................................        (0.91)       (0.33)
                                                                    ---------------------

Net asset value at end of period ..............................     $   9.07     $  10.09
                                                                    =====================

Total return(B) ...............................................       (1.34%)       4.20%(C)
                                                                    =====================

Net assets at end of period (000's) ...........................     $  7,991     $  7,327
                                                                    =====================

Ratio of net expenses to average net assets(D) ................        1.05%        1.04%(E)

Ratio of net investment income to average net assets ..........        9.20%        7.77%(E)

Portfolio turnover rate .......................................          67%          13%(E)

(A) Represents the period from commencement of operations (May 1, 2000) through September 30, 2000.

(B)  Total returns shown exclude the effect of applicable sales loads.

(C)  Not annualized.

(D) Absent fee waivers and/or expense reimbursements, the ratios of expenses to average net assets would have been 2.42% and 1.78%(E) for the periods ended September 30, 2001 and 2000, respectively.

(E)  Annualized.

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS

HIGH YIELD FUND -- CLASS B
FINANCIAL HIGHLIGHTS
================================================================================
                    PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------
                                                                     PERIOD
                                                                      ENDED
                                                                    SEPT. 30,
                                                                     2001(A)
--------------------------------------------------------------------------------
Net asset value at beginning of period ........................     $   9.85
                                                                       ------
Income (loss) from investment operations:
   Net investment income ......................................         0.35
   Net realized and unrealized losses on investments ..........        (0.76)
                                                                    --------
Total from investment operations ..............................        (0.41)
                                                                    --------
Less distributions:
   Dividends from net investment income .......................        (0.35)
   Distributions from net realized gains ......................        (0.01)
                                                                    --------
Total distributions ...........................................        (0.36)
                                                                    --------

Net asset value at end of period ..............................     $   9.08
                                                                    ========

Total return(B) ...............................................       (4.38%)
                                                                    ========

Net assets at end of period (000's) ...........................     $     75
                                                                    ========

Ratio of net expenses to average net assets(C) ................        1.78%(D)

Ratio of net investment income to average net assets ..........        8.34%(D)

Portfolio turnover rate .......................................          67%(D)

(A) Represents the period from commencement of operations (May 1, 2001) through September 30, 2001.

(B) Total return shown excludes the effect of applicable sales load and is not annualized.

(C) Absent fee waivers and/or expense reimbursements, the ratio of expenses to average net assets would have been 3.38%(D) for the period ended September 30, 2001.

(D)  Annualized.

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS

HIGH YIELD FUND -- CLASS C
FINANCIAL HIGHLIGHTS

============================================================================================
                               PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------------------
                                                                       YEAR       PERIOD
                                                                      ENDED        ENDED
                                                                    SEPT. 30,    SEPT. 30,
                                                                      2001        2000(A)
--------------------------------------------------------------------------------------------
Net asset value at beginning of period ........................     $  10.11     $  10.00
                                                                    ---------------------
Income (loss) from investment operations:
   Net investment income ......................................         0.83         0.27
   Net realized and unrealized gains (losses) on investments ..        (1.01)        0.15
                                                                    ---------------------
Total from investment operations ..............................        (0.18)        0.42
                                                                    ---------------------
Less distributions:
   Dividends from net investment income .......................        (0.83)       (0.27)
   Distributions from net realized gains ......................        (0.01)       (0.04)
                                                                    ---------------------
Total distributions ...........................................        (0.84)       (0.31)
                                                                    ---------------------

Net asset value at end of period ..............................     $   9.09     $  10.11
                                                                    =====================

Total return(B) ...............................................       (2.03%)       4.21%(C)
                                                                    =====================

Net assets at end of period (000's) ...........................     $     72     $     12
                                                                    =====================

Ratio of net expenses to average net assets(D) ................        1.80%        1.80%(E)

Ratio of net investment income to average net assets ..........        8.37%        7.91%(E)

Portfolio turnover rate .......................................          67%          13%(E)

(A) Represents the period from commencement of operations (May 23, 2000) through September 30, 2000.

(B)  Total returns shown exclude the effect of applicable sales loads.

(C)  Not annualized.

(D) Absent fee waivers and/or expense reimbursements, the ratio of expenses to average net assets would have been 3.24% and 2.82%(E) for the periods ended September 30, 2001 and 2000, respectively.

(E)  Annualized.

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS

INTERMEDIATE TERM GOVERNMENT INCOME FUND
-- CLASS A
FINANCIAL HIGHLIGHTS

====================================================================================================================
                                                         PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
--------------------------------------------------------------------------------------------------------------------
                                                                         YEARS ENDED SEPTEMBER 30,
--------------------------------------------------------------------------------------------------------------------
                                                         2001         2000         1999         1998         1997
--------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of year ...............   $  10.27     $  10.34     $  11.15     $  10.67     $  10.49
                                                       ------------------------------------------------------------
Income (loss) from investment operations:
   Net investment income ...........................       0.55         0.59         0.60         0.61         0.61
   Net realized and unrealized gains (losses)
      on investments ...............................       0.65        (0.07)       (0.81)        0.48         0.18
                                                       ------------------------------------------------------------
Total from investment operations ...................       1.20         0.52        (0.21)        1.09         0.79
                                                       ------------------------------------------------------------

Dividends from net investment income ...............      (0.55)       (0.59)       (0.60)       (0.61)       (0.61)
                                                       ------------------------------------------------------------

Net asset value at end of year .....................   $  10.92     $  10.27     $  10.34     $  11.15     $  10.67
                                                       ============================================================

Total return(A) ....................................     11.94%        5.29%       (1.93%)      10.54%        7.74%
                                                       ============================================================

Net assets at end of year (000's) ..................   $ 33,118     $ 35,896     $ 45,060     $ 51,168     $ 53,033
                                                       ============================================================
Ratio of net expenses to
   average net assets(B) ...........................      0.99%        0.99%        0.99%        0.99%        0.99%

Ratio of net investment income to
   average net assets ..............................      5.19%        5.87%        5.59%        5.64%        5.78%

Portfolio turnover rate ............................        53%          27%          58%          29%          49%

(A)  Total returns shown exclude the effect of applicable sales loads.

(B) Absent fee waivers, the ratio of expenses to average net assets would have been 1.09% for the year ended September 30, 2001.

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS

INTERMEDIATE TERM GOVERNMENT INCOME FUND
-- CLASS B
FINANCIAL HIGHLIGHTS
================================================================================
                    PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------
                                                                     PERIOD
                                                                      ENDED
                                                                    SEPT. 30,
                                                                     2001(A)
--------------------------------------------------------------------------------
Net asset value at beginning of period ........................     $  10.59
                                                                      ------
Income from investment operations:
   Net investment income ......................................         0.19
   Net realized and unrealized gains on investments ...........         0.33
                                                                    --------
Total from investment operations ..............................         0.52
                                                                    --------

Dividends from net investment income ..........................        (0.19)
                                                                    --------

Net asset value at end of period ..............................     $  10.92
                                                                    ========

Total return(B) ...............................................        4.96%
                                                                    ========

Net assets at end of period (000's) ...........................     $     20
                                                                    ========

Ratio of net expenses to average net assets(C) ................        1.83%(D)

Ratio of net investment income to average net assets ..........        4.02%(D)

Portfolio turnover rate .......................................          53%(D)

(A) Represents the period from commencement of operations (May 1, 2001) through September 30, 2001.

(B) Total return shown excludes the effect of applicable sales load and is not annualized.

(C) Absent fee waivers and/or expense reimbursements, the ratio of expenses to average net assets would have been 2.24% for the period ended September 30, 2001.

(D)  Annualized.

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS

INTERMEDIATE TERM GOVERNMENT INCOME FUND
-- CLASS C
FINANCIAL HIGHLIGHTS
================================================================================
                    PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------
                                                                     PERIOD
                                                                      ENDED
                                                                    SEPT. 30,
                                                                     2001(A)
--------------------------------------------------------------------------------
Net asset value at beginning of period ........................     $  10.65
                                                                       ------
Income from investment operations:
   Net investment income ......................................         0.29
   Net realized and unrealized gains on investments ...........         0.26
                                                                    --------
Total from investment operations ..............................         0.55
                                                                    --------

Dividends from net investment income ..........................        (0.29)
                                                                    --------

Net asset value at end of period ..............................     $  10.91
                                                                    ========

Total return(B) ...............................................        5.29%
                                                                    ========

Net assets at end of period (000's) ...........................     $    160
                                                                    ========

Ratio of net expenses to average net assets(C) ................        1.85%(D)

Ratio of net investment income to
   average net assets .........................................        4.14%(D)

Portfolio turnover rate .......................................          53%(D)

(A) Represents the period from commencement of operations (March 6, 2001) through September 30, 2001.

(B) Total return shown excludes the effect of applicable sales loads and is not annualized.

(C) Absent fee waivers, the ratio of expenses to average net assets would have been 2.10% for the period ended September 30, 2001.

(D)  Annualized.

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS

NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 2001
================================================================================

1.   ORGANIZATION

The Short Term Government Income Fund, Institutional Government Income Fund, Money Market Fund, Bond Fund, High Yield Fund and Intermediate Term Government Income Fund (individually, a Fund, and collectively, the Funds) are each a series of Touchstone Investment Trust (the Trust). The Trust is registered under the Investment Company Act of 1940 (the Act) as an open-end management investment company. The Trust was organized as a Massachusetts business trust under a Declaration of Trust dated December 7, 1980. The Declaration of Trust, as amended, permits the Trustees to issue an unlimited number of shares of each Fund.

The Short Term Government Income Fund seeks high current income, consistent with protection of capital, by investing primarily in short-term securities issued by the U.S. Government, or its agencies, including mortgage-related U.S. Government Securities, whose payment of principal and interest is guaranteed by the U.S. Treasury.

The Institutional Government Income Fund seeks high current income, consistent with protection of capital, by investing primarily in short-term securities issued by the U.S. Treasury or agencies of the U.S. Government, including mortgage-related U.S. Government Securities.

The Money Market Fund seeks high current  income,  consistent with liquidity and
stability  of  principal.   The  Fund  invests  in  high-quality   money  market
instruments.

The  Bond  Fund  seeks  to  provide  as high a level  of  current  income  as is consistent with the preservation of capital, by investing primarily in investment grade debt securities. The Fund expects to have an average effective maturity between 5 and 15 years.

The High Yield Fund seeks to achieve a high level of income as its main goal. Capital appreciation is a secondary consideration.

The Intermediate Term Government Income Fund seeks high current income, consistent with protection of capital, by investing primarily in intermediate-term U.S. Government securities, including mortgage-related U.S. Government securities, having an effective maturity of 20 years or less. The dollar-weighted average maturity of the Fund's portfolio normally will be between 3 and 10 years. To the extent consistent with the Fund's primary goal, capital appreciation is a secondary goal.

Prior to May 1, 2000, the Bond Fund was part of the Touchstone Series Trust, a Massachusetts business trust organized on February 7, 1994 and registered under the Act as an open-end management investment company. Effective May 1, 2000, the Bond Fund was merged into the Touchstone Investment Trust and the Touchstone Series Trust was dissolved (Note 6).

The Bond Fund, High Yield Fund and Intermediate Term Government Income Fund are each authorized to offer three classes of shares: Class A shares (sold subject to a maximum 4.75% front-end sales load and a distribution fee of up to 0.35% of average daily net assets) Class B shares, effective May 1, 2001, (sold subject to a maximum contingent deferred sales load of 5.00% for a one-year period and incrementally reduced over time and a distribution fee of up to 1.00% of average daily net assets that are attributable to Class B shares) and Class C shares (sold subject to a maximum contingent deferred sales load of 1.00% for a one-year period and a distribution fee of up to 1.00% of average daily net assets that are attributable to Class C shares). Each Class A, Class B and Class C share of the Fund represents identical interests in the Fund's investment portfolio and has the same rights, except that (i) Class B and Class C shares bear the expenses of higher distribution fees, which will cause Class B and Class C shares to have a

                           TOUCHSTONE FAMILY OF FUNDS

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
================================================================================

higher expense ratio and to pay lower dividends than those related to Class A shares; (ii) certain other class specific expenses will be borne solely by the class to which such expenses are attributable; and (iii) each class has exclusive voting rights with respect to matters relating to its own distribution arrangements.

The Bond Fund's custodian fees presented on the Statement of Operations include expenses for administration and accounting and pricing services provided for the Fund by Investors Bank & Trust Company, the Bond Fund's administrator, custodian and fund accounting services provider. The fee is a unified rate and therefore each expense can not be broken out separately.

2.   SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the Funds' significant accounting policies:

Securities valuation -- Investment securities in the Short Term Government Income Fund, Institutional Government Income Fund and Money Market Fund are valued on the amortized cost basis, which approximates market value. This involves initially valuing a security at its original cost and thereafter assuming a constant amortization to maturity of any discount or premium. This method of valuation is expected to enable these Funds to maintain a constant net asset value per share. Investment securities in the Bond Fund, High Yield Fund and Intermediate Term Government Income Fund for which market quotations are readily available are valued at their most recent bid prices as obtained from one or more of the major market makers for such securities by an independent pricing service. Securities for which market quotations are not readily available are valued at their fair values as determined in good faith in accordance with consistently applied procedures approved by and under the general supervision of the Board of Trustees.

Repurchase agreements -- Repurchase agreements, which are collateralized by U.S. Government obligations, are valued at cost which, together with accrued interest, approximates market. At the time each Fund enters into a repurchase agreement, the seller agrees that the value of the underlying securities, including accrued interest, will at all times be equal to or exceed the face amount of the repurchase agreement.

In November 2000, the American Institute of Certified Public Accountants (AICPA) issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies (the Guide). The Guide is effective for annual financial statements issued for fiscal years beginning after December 15, 2000. Management does not anticipate that the adoption of the Guide will have a significant effect on the financial statements.

Share valuation -- The net asset value per share of each class of shares of the Bond Fund, High Yield Fund and Intermediate Term Government Income Fund is calculated daily by dividing the total value of the Fund's assets attributable to that class, less liabilities attributable to that class, by the number of shares of that class outstanding. The net asset value per share of the Short Term Government Income Fund, Institutional Government Income Fund and Money Market Fund is calculated daily by dividing the total value of a Fund's assets, less liabilities, by the number of shares outstanding.

The offering price per share of the Short Term Government Income Fund, Institutional Government Income Fund and Money Market Fund is equal to the net asset value per share. The maximum offering price per share of Class A shares of the Bond Fund, High Yield Fund and the Intermediate Term Government Income Fund is equal to the net

                           TOUCHSTONE FAMILY OF FUNDS

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
================================================================================

asset value per share plus a sales load equal to 4.99% of the net asset value (or 4.75% of the offering price). The maximum offering price per share of Class B and Class C shares of the Bond Fund, High Yield Fund and Intermediate Term Government Income Fund is equal to the net asset value per share.

The redemption price per share of a Fund, or of each class of shares of a Fund, is equal to the net asset value per share. However, Class B and Class C shares of the Bond Fund, High Yield Fund and Intermediate Term Government Income Fund are subject to a contingent deferred sales load of 5.00% (incrementally reduced over time) and 1.00%, respectively, of the original purchase price if redeemed within a one-year period from the date of purchase.

Investment income -- Interest income is accrued as earned. Discounts and premiums on securities purchased are amortized in accordance with income tax regulations which approximate generally accepted accounting principles.

Distributions to shareholders -- Dividends arising from net investment income are declared daily and paid on the last business day of each month to shareholders of each Fund, except for Bond Fund and High Yield Fund which declare and pay monthly. With respect to each Fund, net realized short-term capital gains, if any, may be distributed throughout the year and net realized long-term capital gains, if any, are distributed at least once each year. Income dividends and capital gain distributions are determined in accordance with income tax regulations.

Allocations between classes -- Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation for the Bond Fund, High Yield Fund and Intermediate Term Government Income Fund are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Class specific expenses are charged directly to the class incurring the expense. Common expenses which are not attributable to a specific class are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund.

Security transactions -- Security transactions are accounted for on the trade date. Securities sold are determined on a specific identification basis.

Estimates  --  The  preparation  of  financial  statements  in  conformity  with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Federal income tax -- It is each Fund's policy to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

                           TOUCHSTONE FAMILY OF FUNDS

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
================================================================================

As of September 30, 2001, the Funds had the following capital loss carryforwards for federal income tax purposes.

--------------------------------------------------------------------------------
                                                                      EXPIRES
FUND                                                       AMOUNT   SEPTEMBER 30
--------------------------------------------------------------------------------
Short Term Government Income Fund .....................  $    3,469     2009

Institutional Government Income Fund ..................  $   13,614     2002
                                                                601     2007

Money Market Fund .....................................  $    1,383     2004
                                                              1,805     2005
                                                              2,643     2007
                                                              4,941     2008

Bond Fund .............................................  $  374,980     2007
                                                            487,055     2008
                                                            718,458     2009

Intermediate Term Government Income Fund ..............  $  955,841     2003
                                                          1,168,258     2004
                                                            221,155     2005
                                                              8,095     2006
                                                            122,447     2009

In addition, the Bond Fund and High Yield Fund elected to defer until its subsequent tax year $228,559 and $33,486, respectively, of capital losses incurred after October 31, 2000. These capital loss carryforwards and "post-October" losses may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

The following information is based upon the federal income tax cost of portfolio investments as of September 30, 2001:

--------------------------------------------------------------------------------
                                                                    INTERMEDIATE
                                                             HIGH       TERM
                                                 BOND       YIELD    GOVERNMENT
(000's)                                          FUND        FUND    INCOME FUND
--------------------------------------------------------------------------------
Gross unrealized appreciation ............    $  1,516    $    201    $  1,313
Gross unrealized depreciation ............         (13)       (973)         --
                                              --------------------------------
Net unrealized appreciation (depreciation)    $  1,503    $   (772)   $  1,313
                                              ================================

Federal income tax cost ..................    $ 38,465    $  8,878    $ 31,651
                                              ================================
--------------------------------------------------------------------------------

The Money Market Fund reclassified $31,759 of net investment income to paid-in capital on the Statements of Assets and Liabilities. The Bond Fund reclassified $40,784 of realized gains to undistributed net investment income and $744,633 of realized losses to paid-in capital on the Statements of Assets and Liabilities. Such reclassification, the result of permanent differences between financial statement and income tax reporting requirements, has no effect on the Fund's net assets or net asset value per share.

                           TOUCHSTONE FAMILY OF FUNDS

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
================================================================================

3.   INVESTMENT TRANSACTIONS

Investment transactions (excluding short-term investments) were as follows for the year ended September 30, 2001:

--------------------------------------------------------------------------------------------------
                                                                                      INTERMEDIATE
                                                                              HIGH        TERM
                                                                  BOND       YIELD     GOVERNMENT
(000's)                                                           FUND        FUND     INCOME FUND
--------------------------------------------------------------------------------------------------
Purchases of investment securities .........................    $ 43,923    $  6,175    $ 17,452
                                                                --------------------------------
Proceeds from sales and maturities of  investment securities    $ 25,724    $  4,863    $ 20,377
                                                                --------------------------------
--------------------------------------------------------------------------------------------------

4.   TRANSACTIONS WITH AFFILIATES

The  President  and certain  other  officers  of the Trust are also  officers of
Touchstone Advisors, Inc. (the Adviser), the Trust's investment adviser, Touchstone Securities, Inc. (the Underwriter), the Trust's principal underwriter, and Integrated Fund Services, Inc. (Integrated), the Trust's administrator, transfer agent and accounting services agent. The Adviser, Underwriter and Integrated are each a wholly-owned indirect subsidiary of The Western and Southern Life Insurance Company.

MANAGEMENT AGREEMENT
The Adviser provides general investment supervisory services for the Funds, under the terms of separate menagement agreements. Under the Management Agreement, the Short Term Government Income Fund, Money Market Fund and Intermediate Term Government Income Fund each pay the Adviser a fee, which is computed and accrued daily and paid monthly, at an annual rate of 0.50% of its respective average daily net assets up to $50 million; 0.45% of such net assets from $50 million to $150 million; 0.40% of such net assets from $150 million to $250 million; and 0.375% of such net assets in excess of $250 million. The Institutional Government Income Fund, Bond Fund and High Yield Fund each pay the Adviser a fee, which is computed and accrued daily and paid monthly, at an annual rate of 0.20%, 0.50% and 0.60% of its respective average daily net assets.

In order to reduce operating expenses during the year ended September 30, 2001, the Adviser waived $77,733 of its advisory fees for the Short Term Government Income Fund; waived $22,982 of its advisory fees for the Institutional Government Income Fund; waived $266,518 of its advisory fees for the Money Market Fund; waived $58,353 of sponsor fees, waived $152,601 of its advisory fees and reimbursed $13,345, $6,376 and $6,398 of Class A, Class B and Class C expenses, respectively, for the Bond Fund; waived $2,819 of sponsor fees, waived $102,524 of its advisory fees and reimbursed $2,372, $61 and $59 of Class A, Class B and Class C expenses, respectively, for the High Yield Fund; and waived $24,305 of its advisory fees and reimbursed $9,068, $73 and $12 of Class A, Class B and Class C expenses, respectively, for the Intermediate Term Government Income Fund.

During the year ended September 30, 2001, the Adviser purchased $340,000 par value Southern California Edison Power Company bonds from the Money Market Fund for $339,378, which reflects the Fund's amortized cost.

                           TOUCHSTONE FAMILY OF FUNDS

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
================================================================================

TRANSFER AGENT AND SHAREHOLDER SERVICE AGREEMENT
Under the terms of the Transfer, Dividend Disbursing, Shareholder Service and Plan Agency Agreement between the Trust and Integrated, Integrated maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of each Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For these services, Integrated receives a monthly fee at an annual rate of $25 per shareholder account from each of the Short Term Government Income Fund, Institutional Government Income Fund and Money Market Fund and $21 per shareholder account from the Bond Fund, High Yield Fund and Intermediate Term Government Income Fund subject to a $1,000 minimum monthly fee for each Fund or for each class of shares of a Fund, as applicable. In addition, each Fund pays Integrated out-of-pocket expenses including, but not limited to, postage and supplies.

ACCOUNTING  SERVICES  AGREEMENT
Under the terms of the Accounting Services Agreement between the Trust and Integrated, Integrated calculates the daily net asset value per share and maintains the financial books and records of each Fund. For these services, Integrated receives a monthly fee, based on current net asset levels, of $2,500 from the Short Term Government Income Fund, Institutional Government Income Fund and Money Market Fund, $3,000 from the High Yield Fund, and $2,000 from the Intermediate Term Government Income Fund. In addition, each Fund pays Integrated certain out-of-pocket expenses incurred by Integrated in obtaining valuations of such Fund's portfolio securities.

UNDERWRITING AGREEMENT
The Underwriter is the Funds' principal underwriter and, as such, acts as exclusive agent for distribution of the Funds' shares. Under the terms of the Underwriting Agreement between the Trust and the Underwriter, the Underwriter earned $1,645, $5,158 and $6,608 from underwriting and broker commissions on the sale of shares of the Bond Fund, High Yield Fund and Intermediate Term Government Income Fund, respectively, for the year ended September 30, 2001.

PLANS OF DISTRIBUTION
The Trust has adopted a Plan of Distribution for each Fund under which each Fund may directly incur or reimburse the Adviser for expenses related to the distribution and promotion of shares. Class A shares of the Bond Fund, High Yield Fund and Intermediate Term Government Income Fund may each pay an annual fee of up to 0.35% of its average daily net assets that are attributable to Class A shares. Touchstone Advisors has agreed to pay a portion of the distribution fees for Class A shares of the Bond Fund until October 29, 2001 so that the maximum annual distribution fees paid by Class A shares of the Bond Fund during that period will not exceed 0.25% of average daily net assets. Class B and Class C shares of the Bond Fund, High Yield Fund and Intermediate Term Government Income Fund may each pay an annual fee of up to 1.00% of its average daily net assets that are attributable to Class B and Class C shares. The plan allows each of the Short Term Government Income Fund and the Money Market Fund to pay an annual fee of up to 0.35% of its average daily net assets and the Institutional Government Income Fund 0.10% of its average daily net assets for the sale and distribution of shares.

SPONSOR AGREEMENT
The Trust, on behalf of the Bond Fund and High Yield Fund, has entered into a Sponsor Agreement with the Adviser. The Adviser provides oversight of the various service providers to the Bond Fund and High Yield Fund, including the administrator and custodian. The Adviser receives a fee from the Bond Fund and High Yield Fund equal on an annual basis to 0.20% of the average daily net assets of the respective Fund. The Adviser waived all fees under the Sponsor Agreement through September 30, 2001.

                           TOUCHSTONE FAMILY OF FUNDS

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
================================================================================

5.   CAPITAL SHARE TRANSACTIONS

Proceeds from shares sold and payments for shares redeemed as shown in the Statements of Changes in Net Assets are the result of the following capital share transactions for the periods shown:

                                                             BOND
                                                             FUND
                                                            CLASS A
--------------------------------------------------------------------------------
                                                 YEAR    NINE MONTHS     YEAR
                                                ENDED       ENDED       ENDED
                                               SEPT. 30,   SEPT. 30,   DEC. 31,
(000's)                                          2001        2000        1999
--------------------------------------------------------------------------------
Shares sold .................................    3,737       1,733         137
Issued in acquisition .......................       --         399          --
Shares reinvested ...........................      159          78          35
Class Y contribution to Class A (Note 6) ....       --       1,509          --
Shares redeemed .............................   (2,270)     (1,849)       (191)
                                                ------------------------------
Net increase (decrease) in shares outstanding    1,626       1,870         (19)
Shares outstanding, beginning of period .....    2,325         455         474
                                                ------------------------------
Shares outstanding, end of period ...........    3,951       2,325         455
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
                                              BOND                  BOND
                                              FUND                  FUND
                                             CLASS B               CLASS C
--------------------------------------------------------------------------------------
                                               YEAR       YEAR   NINE MONTHS    YEAR
                                              ENDED      ENDED      ENDED      ENDED
                                             SEPT. 30,  SEPT. 30,  SEPT. 30,  DEC. 31,
(000's)                                       2001(A)     2001       2000       1999
--------------------------------------------------------------------------------------
Capital contribution (Note 6) ...............     --        --         --        113
Shares sold .................................      3        77         23         36
Shares reinvested ...........................     --         6          5          7
Shares redeemed .............................     --       (33)       (28)       (47)
                                                ------------------------------------
Net increase (decrease) in shares outstanding      3        50         --        109
Shares outstanding, beginning of period .....     --       109        109         --
                                                ------------------------------------
Shares outstanding, end of period ...........      3       159        109        109
--------------------------------------------------------------------------------------

(A) Represents the period from commencement of operations (May 1, 2001) through September 30, 2001.

                           TOUCHSTONE FAMILY OF FUNDS

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
================================================================================

----------------------------------------------------------------------------------------------
                                               HIGH YIELD     HIGH YIELD      HIGH YIELD
                                                  FUND           FUND            FUND
                                                 CLASS A        CLASS B         CLASS C
----------------------------------------------------------------------------------------------
                                             YEAR      PERIOD    PERIOD     YEAR      PERIOD
                                            ENDED      ENDED     ENDED     ENDED      ENDED
                                           SEPT. 30,  SEPT. 30, SEPT. 30, SEPT. 30,  SEPT. 30,
(000's)                                      2001      2000(A)   2001(B)    2001      2000(A)
----------------------------------------------------------------------------------------------
Shares sold ...........................        87        703         8        13          1
Shares reinvested .....................        74         23        --(C)     --(C)      --C)
Shares redeemed .......................        (6)        --        --(C)     (6)        --(C)
                                            -----------------------------------------------
Net increase in shares outstanding ....       155        726         8         7          1
Shares outstanding, beginning of period       726         --        --         1         --
                                            -----------------------------------------------
Shares outstanding, end of period .....       881        726         8         8          1
----------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------
                                                    INTERMEDIATE           INTERMEDIATE  INTERMEDIATE
                                                        TERM                   TERM         TERM
                                                     GOVERNMENT             GOVERNMENT   GOVERNMENT
                                                     INCOME FUND            INCOME FUND  INCOME FUND
                                                       CLASS A                CLASS B      CLASS C
-----------------------------------------------------------------------------------------------------
                                                   YEAR          YEAR          PERIOD        YEAR
                                                  ENDED         ENDED          ENDED        ENDED
                                                 SEPT. 30,     SEPT. 30,      SEPT. 30,    SEPT. 30,
(000's)                                            2001          2000          2001(B)      2001(D)
-----------------------------------------------------------------------------------------------------
Shares sold .................................      1,071           713             2           25
Shares reinvested ...........................        142           187            --(C)        --(C)
Shares redeemed .............................     (1,675)       (1,762)           --          (10)
                                                 ------------------------------------------------
Net increase (decrease) in shares outstanding       (462)         (862)            2           15
Shares outstanding, beginning of period .....      3,495         4,357            --           --
                                                 ------------------------------------------------
Shares outstanding, end of period ...........      3,033         3,495             2           15
-----------------------------------------------------------------------------------------------------

(A) Represents the period from commencement of operations of Class A and Class C shares (May 1, 2000 and May 23, 2000, respectively) through September 30, 2000.

(B)  Class B commenced operations May 1, 2001.

(C)  Rounds to less than 1.

(D)  Class C commenced operations March 6, 2001.

                           TOUCHSTONE FAMILY OF FUNDS

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
================================================================================

6.   FUND MERGERS

On February 15, 2000, the Board of Trustees of the Touchstone Series Trust (Series Trust) approved an Agreement and Plan of Reorganization known as the Countrywide Investment Trust Agreement (CIT Agreement) between the Series Trust and Investment Trust. Pursuant to the CIT Agreement, Countrywide Intermediate Bond Fund was merged into the Touchstone Bond Fund of the Series Trust.

The mergers described above were approved by shareholders of each Fund at special meetings of shareholders held on April 19, 2000.

Pursuant to the CIT Agreement described above, on May 1, 2000, the Bond Fund, formerly the Touchstone Bond Fund, acquired all of the assets and assumed liabilities of the Countrywide Intermediate Bond Fund of the Investment Trust, in an exchange for Class A shares of Bond Fund and its fiscal year end was changed to September 30.

The above acquisitions were accomplished by a tax-free exchange of shares of each respective fund. The value of assets acquired, number of shares issued, unrealized gain or loss acquired and the aggregate net assets of each Fund immediately after the acquisition are as follows:

-----------------------------------------------------------------------------------------------------------
Acquiring      Acquired        Value of        Number of       Unrealized     Realized Loss     Net Assets
  Fund           Fund         Net Assets      Shares Issued       Loss           Acquired          After
                               Acquired                                                         Acquisition
-----------------------------------------------------------------------------------------------------------
Bond Fund     Countrywide     $ 3,705,000         399,000     $  (154,000)     $  (822,000)     $22,917,000
             Intermediate
               Bond Fund
-----------------------------------------------------------------------------------------------------------

Effective immediately after the close of business on December 31, 1998, certain related mutual funds (Select Advisors Trust C and Select Advisors Trust A) entered into a series of transactions which resulted in The Western and Southern Life Insurance Company, an affiliated entity, making an initial capital contribution to the Class C and Class Y shares of the Bond Fund. The following is a summary of unrealized appreciation acquired from Select Advisors Trust C as of the acquisition date, as well as the number of shares issued from each class from the transaction:

--------------------------------------------------------------------------------
Touchstone Series
   Trust Fund        Unrealized              Class C              Class Y
 (Survivor Fund)    Appreciation          Shares Issued        Shares Issued
--------------------------------------------------------------------------------
Bond                  $  21,000               113,000             1,000,000
--------------------------------------------------------------------------------

On April 28, 2000, all of Class Y shares outstanding of the Bond Fund were transferred into Class A shares of the Bond Fund. This transfer was a non-taxable event to shareholders.

                           TOUCHSTONE FAMILY OF FUNDS

SHORT TERM GOVERNMENT INCOME FUND
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2001

=====================================================================================================================
   PAR                                                                                                      MARKET
  VALUE                                                                                                      VALUE
 (000's)     U.S. OBLIGATIONS-- 72.3%                                                                       (000's)
---------------------------------------------------------------------------------------------------------------------
             U.S. TREASURY OBLIGATIONS-- 50.9%
$   3,000    U.S. Treasury Notes, 5.875%, 10/31/01 ....................................................    $   3,000
    5,000    U.S. Treasury Notes, 6.625%, 03/31/02 ....................................................        5,073
    5,000    U.S. Treasury Bill, 10/04/01 .............................................................        4,999
   20,000    U.S. Treasury Bill, 11/01/01 .............................................................       19,965
---------                                                                                                  ---------
$  33,000    TOTAL U.S. TREASURY OBLIGATIONS
---------    (Amortized Cost $33,037) .................................................................    $  33,037
                                                                                                           ---------
             U.S. GOVERNMENT AGENCY OBLIGATIONS-- 21.4%
$   1,000    Overseas Private Investment Corporation, 2.55%, 10/03/01 .................................    $   1,000
    4,000    Overseas Private Investment Corporation, 2.55%, 10/03/01 .................................        4,000
    1,400    Overseas Private Investment Corporation, 2.55%, 10/03/01 .................................        1,400
    7,500    Overseas Private Investment Corporation, 2.55%, 10/03/01 .................................        7,500
---------                                                                                                  ---------
$  13,900    TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
---------   (Amortized Cost $13,900) .................................................................    $  13,900
                                                                                                           ---------
             TOTAL U.S. OBLIGATIONS (AMORTIZED COST $46,937) ..........................................    $  46,937
                                                                                                           ---------
---------------------------------------------------------------------------------------------------------------------
   FACE                                                                                                     MARKET
  AMOUNT                                                                                                     VALUE
 (000's)     REPURCHASE AGREEMENT (NOTE A)-- 27.4%                                                          (000's)
---------------------------------------------------------------------------------------------------------------------
$  11,000    Morgan Stanley Dean Witter, Inc., 3.33%, dated 09/28/01, due 10/01/01, repurchase proceeds $11,003 (Collateralized by $11,050 GNMA 6.50% - 7.00%,
             07/15/31 through 8/15/31, fair value $11,373) ............................................    $  11,000
    1,780    Nesbitt Burns Securities, Inc., 3.00%, dated 9/28/01, due 10/01/01, repurchase proceeds $1,781 (Collateralized by $1,296 U.S. Treasury Notes 8.75%,
             8/15/20, fair value $1,829) ..............................................................        1,780
    5,000    Morgan Stanley Dean Witter, Inc., 3.01%, dated 09/27/01, due 10/04/01,
---------    repurchase proceeds $5,003 (Collateralized by $12,100 GNMA 8.00%, 04/15/30,
             fair value $5,106) .......................................................................        5,000
                                                                                                           ---------
$  17,780    TOTAL REPURCHASE AGREEMENTS
---------    (Cost $17,780) ...........................................................................    $  17,780
                                                                                                           ---------
             TOTAL U.S. OBLIGATIONS AND REPURCHASE AGREEMENTS-- 99.7% .................................    $  64,717
             (Amortized Cost $64,717)

             OTHER ASSETS IN EXCESS OF LIABILITIES-- 0.3% .............................................          234
                                                                                                           ---------
             NET ASSETS-- 100.0% ......................................................................    $  64,951
                                                                                                           =========

See accompanying notes to portfolios of investments and notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS

INSTITUTIONAL GOVERNMENT INCOME FUND
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2001

=====================================================================================================================
   PAR                                                                                                      MARKET
  VALUE                                                                                                      VALUE
 (000's)     INVESTMENT SECURITIES-- 72.2%                                                                  (000's)
---------------------------------------------------------------------------------------------------------------------
             MORTGAGE BACKED SECURITIES (NOTE C)-- 3.5%
$   2,786    FNMA #73821, 6.47%, 12/01/01
---------    (Amortized Cost $2,785) ..................................................................    $   2,785
                                                                                                           ---------
---------------------------------------------------------------------------------------------------------------------
   PAR                                                                                                      MARKET
  VALUE                                                                                                      VALUE
 (000's)     U.S. GOVERNMENT AGENCY ISSUES-- 61.6%                                                          (000's)
---------------------------------------------------------------------------------------------------------------------
$     525    FFCB, 6.00%, 10/1/01 .....................................................................    $     525
      100    FHLB, 6.205%, 10/5/01 ....................................................................          100
      150    FHLB, 4.63%, 10/9/01 .....................................................................          150
    1,000    SLMA Floating Rate Notes, 2.989%, 10/11/01 ...............................................        1,000
   16,000    FNMA Discount Note, 10/24/01 .............................................................       15,979
      130    FHLB, 6.375%, 10/25/01 ...................................................................          130
      200    FHLB, 6.26%, 10/29/01 ....................................................................          200
      125    FHLB, 4.62%, 11/05/01 ....................................................................          125
    1,200    FHLB, 6.00%, 11/15/01 ....................................................................        1,203
      500    FHLB, 5.40%, 11/19/01 ....................................................................          500
      300    FNMA, 5.27%, 11/30/01 ....................................................................          300
      500    FHLB, 6.00%, 12/28/01 ....................................................................          500
    4,495    FNMA, 6.625%, 01/15/02 ...................................................................        4,529
    2,500    FNMA, 6.375%, 01/16/02 ...................................................................        2,516
      300    FHLB, 4.875%, 01/22/02 ...................................................................          302
      100    FNMA Discount Note, 01/25/02 .............................................................           99
      750    FHLB, 6.75%, 02/01/02 ....................................................................          756
      250    FNMA, 6.41%, 02/06/02 ....................................................................          252
      250    FHLB, 6.75%, 02/15/02 ....................................................................          254
      145    FHLB, 5.125%, 02/26/02 ...................................................................          146
      100    FHLB, 6.40%, 03/13/02 ....................................................................          101
      390    FNMA, 6.49%, 03/19/02 ....................................................................          394
      195    FHLMC, 4.455%, 03/28/02 ..................................................................          195
      235    FNMA, 6.625%, 04/15/02 ...................................................................          239
    3,000    FNMA Notes, 7.55%, 04/22/02 ..............................................................        3,060
    1,650    FFCB, 6.875%, 05/01/02 ...................................................................        1,676
      200    FHLB, 6.75%, 05/01/02 ....................................................................          203
      100    FHLB, 7.25%, 05/15/02 ....................................................................          102
      200    FHLMC, 5.50%, 05/15/02 ...................................................................          204
      100    FHLB, 6.10%, 06/12/02 ....................................................................          102
      510    FHLB, 6.875%, 07/18/02 ...................................................................          523
      350    FHLB, 6.75%, 08/15/02 ....................................................................          360
      310    FHLB, 6.00%, 08/15/02 ....................................................................          316
    8,000    Overseas Private Investment Corporation, 2.55%, 10/03/01 .................................        8,000
    4,300    Overseas Private Investment Corporation, 2.55%, 10/03/01 .................................        4,300
---------                                                                                                  ---------
$  49,160    TOTAL U.S. GOVERNMENT AGENCY ISSUES
---------    (Amortized Cost $49,341) .................................................................    $  49,341
                                                                                                           ---------

                           TOUCHSTONE FAMILY OF FUNDS
                                       40

INSTITUTIONAL GOVERNMENT INCOME FUND
(CONTINUED)
=====================================================================================================================
   PAR                                                                                                      MARKET
  VALUE                                                                                                      VALUE
 (000's)     VARIABLE RATE DEMAND NOTES-- 7.1%                                                              (000's)
---------------------------------------------------------------------------------------------------------------------
$   2,165    Jersey City, NJ, Redevelopment Authority, 3.07%, 10/18/01, Guarantor: FNMA ...............    $   2,165
    2,500    Illinois Student Loan Assistance Commission, Student Loan Rev, 3.74%, 10/17/01,
             Guarantor: SLMA ..........................................................................        2,500
    1,000    Milipitas, CA, MFH (Crossing at Montague), 5.15%, 10/18/01, Guarantor: FNMA ..............        1,000
---------                                                                                                  ---------
$   5,665    TOTAL VARIABLE RATE DEMAND NOTES
---------    (Amortized Cost $5,665) ..................................................................    $   5,665
                                                                                                           ---------
             TOTAL INVESTMENT SECURITIES-- 72.2% (Amortized Cost $57,791) .............................    $  57,791
                                                                                                           ---------
---------------------------------------------------------------------------------------------------------------------
  FACE                                                                                                      MARKET
 AMOUNT                                                                                                      VALUE
 (000's)     REPURCHASE AGREEMENTS (Note A)-- 27.2%                                                         (000's)
---------------------------------------------------------------------------------------------------------------------
$   6,000    Wells Fargo Brokerage Svcs., 3.28%, dated 09/28/01, due 10/01/01, repurchase proceeds
             $6,002 (Collateralized by $6,130 FNMA 5.07%, 09/15/05, fair value $6,269) ................    $   6,000
      780    Nesbitt Burns Securities, Inc., 3.00%, dated 09/28/01, due 10/01/01, repurchase proceeds
             $780 (Collateralized by $560 U.S. Treasury Notes 8.75%, 05/15/20, fair value $801) .......          780
   15,000    Morgan Stanley Dean Witter, Inc., 3.09%, dated 09/27/01, due 10/04/01, repurchase proceeds
---------    $15,009 (Collateralized by $15,390 FHLMC Discount Note, 10/09/01, fair value $15,381) ....       15,000
                                                                                                           ---------
$  21,780    TOTAL REPURCHASE AGREEMENTS
---------    (Cost $21,780) ...........................................................................    $  21,780
                                                                                                           ---------
             TOTAL INVESTMENT SECURITIES AND REPURCHASE AGREEMENTS-- 99.4%
             (Amortized Cost $79,571) .................................................................    $  79,571

             OTHER ASSETS IN EXCESS OF LIABILITIES-- 0.6% .............................................          510
                                                                                                           ---------
             NET ASSETS-- 100.0% ......................................................................    $  80,081
                                                                                                           =========

See accompanying notes to portfolios of investments and notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS

MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2001

=====================================================================================================================
   PAR                                                                                                      MARKET
  VALUE                                                                                                      VALUE
 (000's)     INVESTMENT SECURITIES-- 101.9%                                                                 (000's)
---------------------------------------------------------------------------------------------------------------------
             U.S. GOVERNMENT & AGENCY OBLIGATIONS-- 1.1%
$     948    FNMA #73821, 6.47%, 12/01/01
---------    (Amortized Cost $947) ....................................................................    $     947
                                                                                                           ---------
             VARIABLE RATE DEMAND NOTES (NOTE B)-- 67.6%
$   1,255    Colorado Health Facs. Auth Rev., Var. Taxable, Visiting Nurse, Ser. B, 3.25%, 10/01/01 ...    $   1,255
    1,745    Maricopa Co., AZ, IDR, (Orangewood Proj.), 3.25%, 10/01/01 ...............................        1,745
      545    Monroe Co., NY, IDR (Rochester Inst.), 4.10%, 10/01/01 ...................................          545
      245    Payne Co., OK, EDA (Collegiate Housing Foundation), 4.25%, 10/01/01 ......................          245
      850    Washington State Hsg. Fin. Cmnty. (Pioneer Svcs. Proj.), 3.25%, 10/01/01 .................          850
    1,260    Nassau Co., NY, IDR (Kiss Nail Products), 3.75%, 10/02/01 ................................        1,260
      690    American Healthcare Funding, 3.15%, 10/03/01 .............................................          690
    3,000    Arkansas State Dev. Fin. Auth. (Potlatch Corp. Proj.), 3.00%, 10/03/01 ...................        3,000
      280    Bexar Co., TX, HFA, MFA, Rev. (Mitchell Village), 3.20%, 10/03/01 ........................          280
      975    Corp Grove Management, LLC, 3.00%, 10/03/01 ..............................................          975
      895    Eden Prairie, MN, IDR (SWB LLC Proj.), 3.25%, 10/03/01 ...................................          895
    1,770    Florida Hsg. Fin. Corp. Rev., (Heritage Pointe), 3.35%, 10/03/01 .........................        1,770
    2,000    Fox Valley Ice Arena LLC, 2.80%, 10/03/01 ................................................        2,000
      345    Gorham, ME, Rev., Oblig. Secs. (Montalvo Pptys.), 3.20%, 10/03/01 ........................          345
      465    Health Midwest Ventures, 3.25%, 10/03/01 .................................................          465
      900    Illinois Dev. Fin. Authority (Trinity Int'l Proj.), 3.15%, 10/03/01 ......................          900
      600    Los Angeles, CA, IDR (Apparel Production Services, Inc.), 3.20%, 10/03/01 ................          600
      250    Milwaukee, WI, Redev. Auth. (Palermo Villa Proj.), 3.10%, 10/03/01 .......................          250
      340    Ontario, CA, Rev. (Mission Oaks), 2.92%, 10/03/01 ........................................          340
    2,600    Raleigh, NC, COPS, 3.00%, 10/03/01 .......................................................        2,600
      570    Richfield, MN, (Rediscovered Proj.), 3.15%, 10/03/01 .....................................          570
      500    Terre Haute, IN, International Airport Authority Rev., 3.90%, 10/03/01 ...................          500
    1,400    West Bend, WI, IDR, (Bestech Tool), 3.10%, 10/03/01 ......................................        1,400
      600    American Watchmakers Institute, 3.00%, 10/04/01 ..........................................          600
      200    California Infrastructure & Econ. Dev. Bk., 2.91%, 10/04/01 ..............................          200
      540    California Statewide Cmntys. Dev. Auth. Rev. (Cypress Villas), 3.10%, 10/04/01 ...........          540
      500    California Statewide Cmntys. Dev. Auth. Rev., (Park David), 3.10%, 10/04/01 ..............          500
    1,525    Century Motors Acura (Elizabeth Connelley Trust), 3.20%, 10/04/01 ........................        1,525
    1,325    Century Motors VW (Elizabeth Connelley Trust), 3.20%, 10/04/01 ...........................        1,325
      900    Clinton Co., NY, IDR (MMARS/Bombardier), 3.25%, 10/04/01 .................................          900
      350    Columbia Ridge Orchards, LLC, Ser. 1998, 3.15%, 10/04/01 .................................          350
    1,000    Dallas Theological, 3.10%, 10/04/0 .......................................................        1,000
      200    Denver LLC, 3.55%, 10/04/01 ..............................................................          200
    1,790    Denver LLC, Ser. 2000, 3.17%, 10/04/01 ...................................................        1,790
      630    Diamond Development Group, Inc., 3.35%, 10/04/01 .........................................          630
      960    Employers Resource Associates, Inc., 3.20%, 10/04/01 .....................................          960
      110    Geneva, NY, Housing Auth. (DePaul Comm.), 3.15%, 10/04/01 ................................          110
      460    HDR Power Systems, Inc., 3.20%, 10/04/01 .................................................          460
      200    Illinois Dev. Fin. Auth. IDR, (Pet Factory Proj.), 2.91%, 10/04/01 .......................          200
      750    Illinois Dev. Fin. Authority, IDR (Quality Screw Proj.), 3.15%, 10/04/01 .................          750

                           TOUCHSTONE FAMILY OF FUNDS
                                       42

MONEY MARKET FUND
(CONTINUED)
=====================================================================================================================
   PAR                                                                                                      MARKET
  VALUE                                                                                                      VALUE
 (000's)     INVESTMENT SECURITIES-- 101.9% (CONTINUED)                                                     (000's)
---------------------------------------------------------------------------------------------------------------------
             VARIABLE RATE DEMAND NOTES (NOTE B)-- 67.6% (CONTINUED)
$   1,700    Kansas Independent College Fin. Auth., Sterling College Proj., 3.08%, 10/04/01 ...........    $   1,700
      900    Kissel Holdings, Inc., 3.25%, 10/04/01 ...................................................          900
    3,600    Los Angeles Co., CA, Fair Assoc. Fairplex, 3.10%, 10/04/01 ...............................        3,600
      580    Montgomery Co., NY Indl. Dev. Agency Rev., 3.20%, 10/04/01 ...............................          580
      765    MU LLC, Taxable Nts., 3.00%, 10/04/01 ....................................................          765
    1,850    Oklahoma City, OK, Fin. Auth. Indl. Dev. Rev., Factory Direct, 2.91%, 10/04/01 ...........        1,850
    1,130    Ontario, CA, Redev. Agency Hsg. (Vineyard Village), 2.95%, 10/04/01 ......................        1,130
      200    Riverside Co., CA, Indl. Dev. Auth. IDR, Advance Business, 2.86%, 10/04/01 ...............          200
      615    Schenectady, NY, IDR (JMR Development Co.), 3.90%, 10/04/01 ..............................          615
      400    Suffolk Co., NY, IDR, Civic Facility, 2.79%, 10/04/01 ....................................          400
      705    Vista Funding Corp. 1996C, 3.32%, 10/04/01 ...............................................          705
    1,760    Vista Funding Corp. 2001C, 3.20%, 10/04/01 ...............................................        1,760
      650    Washington State, MFA Rev. (Sherwood Springs Prtnrs.), 3.15%, 10/04/01 ...................          650
      600    Washington State, MFA Rev. (Brittany Park LLC), 3.15%, 10/04/01 ..........................          600
    1,050    Waukesha, WI, Health Systems Rev., 3.15%, 10/04/01 .......................................        1,050
    1,755    Waukesha, WI, Redev. Auth. (Delizer Lithograph), 3.05%, 10/04/01 .........................        1,755
      611    Wayne Co., MI, Var. Taxable, Ltd. Tax Notes, Ser. I, 3.20%, 10/04/01 .....................          611
       70    West Covina, CA, Pub. Fing. Auth. Tax Allocation Rev., 2.79%, 10/04/01 ...................           70
    1,105    West Hollywood, CA, COPS, 3.20%, 10/04/01 ................................................        1,105
    1,565    Westwood Baptist Church, 3.20%, 10/04/01 .................................................        1,565
---------                                                                                                  ---------
$  57,131    TOTAL VARIABLE RATE DEMAND NOTES
---------    (Amortized Cost $57,131) .................................................................    $  57,131
                                                                                                           ---------
             FIXED RATE REVENUE BONDS-- 30.6%
             CORPORATE NOTES-- 17.2%
$     350    Associates Corp, NA, 6.45%, 10/15/01 .....................................................    $     350
      861    Ford Motor Credit Co., 5.125%, 10/15/01 ..................................................          861
      480    Merrill Lynch & Co., 6.07%, 10/15/01 .....................................................          480
      125    ABN/AMRO Bank NV, 6.625%, 10/31/01 .......................................................          125
      250    General Electric Capital Corp., 5.50%, 11/01/01 ..........................................          250
      100    Household Finance Corp., 8.375%, 11/15/01 ................................................          100
      750    General Motors Accept. Corp., 5.35%, 12/07/01 ............................................          752
      150    General Motors Accept. Corp., 9.625%, 12/15/01 ...........................................          152
      300    General Motors Accept. Corp., 5.50%, 12/15/01 ............................................          300
      100    General Motors Accept. Corp., 6.625%, 01/10/02 ...........................................          101
      764    General Motors Accept. Corp., 5.50%, 01/14/02 ............................................          766
      215    Bankers Trust Corp., 7.50%, 01/15/02 .....................................................          216
      100    Caterpillar, Inc., 8.01%, 01/16/02 .......................................................          101
      620    Coca-Cola Enterprise, 7.875%, 02/01/02 ...................................................          626
      480    General Motors Accept. Corp., 6.00%, 02/01/02 ............................................          482
    1,574    General Motors Accept. Corp., 6.75%, 02/07/02 ............................................        1,585
      100    Associates Corp. NA, 5.50%, 02/15/02 .....................................................          100
      400    Ford Motor Credit Co., 8.20%, 02/15/02 ...................................................          406
      391    Ford Motor Credit Co., 6.50%, 02/28/02 ...................................................          396
      515    Bank One Corp., 8.10%, 03/01/02 ..........................................................          524
      350    Citigroup, Inc., 9.50%, 03/01/02 .........................................................          357

                           TOUCHSTONE FAMILY OF FUNDS
                                       43

MONEY MARKET FUND
(CONTINUED)
=====================================================================================================================
   PAR                                                                                                      MARKET
  VALUE                                                                                                      VALUE
 (000's)     INVESTMENT SECURITIES-- 101.9% (CONTINUED)                                                     (000's)
---------------------------------------------------------------------------------------------------------------------
             FIXED RATE REVENUE BONDS-- 30.6% (CONTINUED)
             CORPORATE NOTES-- 17.2% (CONTINUED)
$     120    Bank of America Corporation, 8.375%, 03/15/02 ............................................    $     122
      175    First Chicago, 6.70%, 03/15/02 ...........................................................          177
      300    Fleetboston Financial Corp., 6.125%, 03/15/02 ............................................          303
      108    Chase Manhattan Corp., 8.625%, 05/01/02 ..................................................          111
      375    Associates Corp., NA, 5.96%, 05/15/02 ....................................................          374
      400    Ford Capital BV, 9.875%, 05/15/02 ........................................................          414
      200    Integra Financial Corp., 8.50%, 05/15/02 .................................................          205
      100    General Motors Accept. Corp., 6.75%, 06/10/02 ............................................          101
      130    Nations Bank, 8.125%, 06/15/02 ...........................................................          133
      801    Ford Motor Credit Co., 8.00%, 06/15/2002 .................................................          820
    1,800    First Union, 8.125%, 06/24/02 ............................................................        1,847
      440    Suntrust Banks, Inc., 7.375%, 07/1/02 ....................................................          451
      100    Bank of New York Co., Inc., 7.625%, 07/15/02 .............................................          103
      175    Meridian Bancorp, 7.875%, 07/15/02 .......................................................          179
      105    Bankers Trust Corp., 7.125%, 07/31/02 ....................................................          108
---------                                                                                                  ---------
$  14,304    TOTAL CORPORATE NOTES
---------    (Amortized Cost $14,478) .................................................................    $  14,478
                                                                                                           ---------
             TAXABLE MUNICIPAL BONDS-- 13.4%
$     440    Smithtown, NY, CSD, 6.625%, 10/15/01 .....................................................    $     440
    1,550    New York State Pwr. Auth. Rev., 6.05%, 11/15/01 ..........................................        1,553
    1,625    Darke Co, OH, GO BANS, 7.15%, 12/19/01 ...................................................        1,626
    1,615    Mississippi State GO, 5.75%, 02/01/02 ....................................................        1,618
    1,400    Hamilton, OH, Garage Improvement Rev., BANS, 5.52%, 03/21/02 .............................        1,402
    1,365    Harlan Co., KY, Justice Ctr. Antic. Renewal Nts., 4.00%, 04/01/02 ........................        1,365
      945    Virginia State Hsg. Dev. Auth. Commonwealth Mtg., 5.77%, 04/01/02 ........................          953
       85    Arcadia, CA, Redev. Agency Tax Allocation, Central Redev. Proj., 6.75%, 05/01/02 .........           86
      420    Deerfield Twp., OH, Building Acquisition Notes, 5.20%, 5/15/02 ...........................          421
    1,000    Wayne Co., KY, Public Pptys. Corp. Rev., First Mtg., BANS, 4.25%, 06/01/02 ...............        1,000
      345    San Francisco, CA, City & Co. COP (30 Van Ness Ave. Ppty), 3.25%, 09/01/02 ...............          346
      500    Lebanon, OH, GO BANS, 3.82%, 09/24/02 ....................................................    $     501
---------                                                                                                  ---------
$  11,290    TOTAL MUNICIPAL OBLIGATIONS
---------    (Amortized Cost $11,311) .................................................................    $  11,311
                                                                                                           ---------
             TOTAL FIXED RATE REVENUE BONDS
             (Amortized Cost $25,789) .................................................................    $  25,789
                                                                                                           ---------
             COMMERCIAL PAPER-- 2.6%
$   2,185    FPL Fuels, Inc., 10/01/01
---------    (Amortized Cost $2,185) ..................................................................    $   2,185
                                                                                                           ---------
             TOTAL INVESTMENT SECURITIES-- 101.9%
             (Amortized Cost $86,052) .................................................................    $  86,052

             LIABILITIES IN EXCESS OF OTHER ASSETS-- (1.9%) ...........................................       (1,600)
                                                                                                           ---------
             NET ASSETS-- 100.0% ......................................................................    $  84,452
                                                                                                           =========

See accompanying notes to portfolios of investments and notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS

BOND FUND
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2001

=====================================================================================================================
   PAR                                                                                                      MARKET
  VALUE                                                                                                      VALUE
 (000's)     INVESTMENT SECURITIES-- 96.9%                                                                  (000's)
---------------------------------------------------------------------------------------------------------------------
             ASSET-BACKED SECURITIES-- 4.1%
$     750    CNH Equipment Trust, Series 2000-B, Class A4, 6.95%, 09/15/07 ............................    $     804
      345    MBNA Master Credit Card Trust, Series 1999-J, Class A, 7.00%, 02/15/12 ...................          381
      470    PSE&G Transition Funding, Series 2001-1, Class A8, 6.89%, 12/15/17 .......................          500
---------                                                                                                  ---------
$   1,565    TOTAL ASSET-BACKED SECURITIES
---------    (Amortized Cost $1,566) ..................................................................    $   1,685
                                                                                                           ---------
             CORPORATE BONDS-- 18.9%
$     475    Bristol Myers Squibb, 4.75%, 10/01/06 ....................................................    $     478
      575    Bristol Myers Squibb, 5.75%, 10/01/11 ....................................................          585
      500    Consumers Energy, Series B, 6.50%, 06/15/05 ..............................................          511
      150    Deer & Co., 8.95%, 06/15/19 ..............................................................          172
    1,100    Dow Chemical, 5.25%, 05/14/04, 144a ......................................................        1,133
      340    Du Pont (E.I.) De Nemours, 6.875%, 10/15/09 ..............................................          369
      500    General Motors Accept Corp., 6.875%, 09/15/11 ............................................          490
      500    Goldman Sachs Group Inc., 6.875%, 01/15/11 ...............................................          515
       66    Kaiser Found Hospital, 9.55%, 07/15/05 ...................................................           76
       35    Kraft Inc., 8.50%, 02/15/17 ..............................................................           36
      750    Lb-Ubs Commercial Mortgage Trust, 6.365%, 12/15/28 .......................................          783
      450    Morgan Stanley Dean Witter, 5.625%, 01/20/04 .............................................          465
      480    Northwest Pipeline, 6.625%, 12/01/07 .....................................................          488
      400    Peoples Energy, 6.90%, 01/15/11 ..........................................................          411
      750    Teco Energy Inc., 7.20%, 05/01/11 ........................................................          796
      450    Tyco International, 6.375%, 02/15/06 .....................................................          468
---------                                                                                                  ---------
$   7,521    TOTAL CORPORATE BONDS
---------    (Amortized Cost $7,625) ..................................................................    $   7,776
                                                                                                           ---------
             U.S. GOVERNMENT AGENCY ISSUES-- 27.7%
$   2,000    FNMA, 4.75%, 11/14/03 ....................................................................    $   2,061
    1,490    FNMA, 6.00%, 05/01/31 ....................................................................        1,486
    1,435    FNMA, 6.25%, 05/15/29 ....................................................................        1,452
      110    FNMA, 6.375%, 06/15/09 ...................................................................          119
    2,240    FNMA, 6.50%, 08/01/29 ....................................................................        2,281
    1,750    FNMA, 6.50%, 03/25/30 ....................................................................        1,805
    2,000    FNMA, 7.125%, 02/15/05 ...................................................................        2,207
---------                                                                                                  ---------
$  11,025    TOTAL U.S. GOVERNMENT AGENCY ISSUES
---------    (Amortized Cost $10,907) .................................................................    $  11,411
                                                                                                           ---------

                           TOUCHSTONE FAMILY OF FUNDS
                                       45

BOND FUND (CONTINUED)
=====================================================================================================================
   PAR                                                                                                      MARKET
  VALUE                                                                                                      VALUE
 (000's)     INVESTMENT SECURITIES-- 96.9% (CONTINUED)                                                      (000's)
---------------------------------------------------------------------------------------------------------------------
             U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES-- 20.9%
$     481    FNMA, 6.50%, 02/01/31 ....................................................................    $     490
      735    FNMA, 7.00%, 02/01/30 ....................................................................          761
    1,147    FNMA, 7.00%, 07/01/30 ....................................................................        1,187
    3,798    FNMA, 7.50%, 01/01/31 ....................................................................        3,947
      979    FNMA, 8.00%, 05/01/30 ....................................................................        1,026
      414    GNMA, 7.75%, 09/20/24 ....................................................................          427
      637    GNMA, 8.00%, 07/15/30 ....................................................................          669
      155    GNMA, 9.00%, 08/15/19 ....................................................................          169
---------                                                                                                  ---------
$   8,346    TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES
---------    (Amortized Cost $8,420) ..................................................................    $   8,676
                                                                                                           ---------
             U.S. TREASURY OBLIGATIONS-- 25.3%
$   2,000    U.S. Treasury Bond, 6.125%, 08/15/29 .....................................................    $   2,179
      930    U.S. Treasury Bond, 9.125%, 05/15/18 .....................................................        1,317
      200    U.S. Treasury Bond, 11.75%, 11/15/14 .....................................................          295
      600    U.S. Treasury Note, 5.00%, 02/15/11 ......................................................          617
    3,000    U.S. Treasury Note, 6.125%, 08/15/07 .....................................................        3,305
    2,450    U.S. Treasury Note, 6.75%, 05/15/05 ......................................................        2,707
---------                                                                                                  ---------
$   9,180    TOTAL U.S. TREASURY OBLIGATIONS
---------    (Amortized Cost $9,947) ..................................................................    $  10,420
                                                                                                           ---------
             TOTAL INVESTMENT SECURITIES-- 96.9%
             (Amortized Cost $38,465) .................................................................    $  39,968

             OTHER ASSETS IN EXCESS OF LIABILITIES-- 3.1% .............................................        1,267
                                                                                                           ---------

             NET ASSETS-- 100.0% ......................................................................    $  41,235
                                                                                                           =========

See accompanying notes to portfolios of investments and notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS

HIGH YIELD FUND
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2001

=====================================================================================================================
   PAR                                                                                                      MARKET
  VALUE                                                                                                      VALUE
 (000's)     INVESTMENT SECURITIES-- 99.6%                                                                  (000's)
---------------------------------------------------------------------------------------------------------------------
             PREFERRED STOCK-- 1.7%
$    0(A)    Broadwing Communications, 12.50%, 8/15/09 (Amortized Cost $144) ..........................    $     138
---------                                                                                                  ---------

             U.S. GOVERNMENT AGENCY OBLIGATIONS-- 7.1%
$     575    FAMC Discount Note, 10/01/01 (Amortized Cost $575) .......................................    $     575
---------                                                                                                  ---------

             CORPORATE BONDS-- 90.8%
$     200    Healthsouth Corp., 3.25%, 04/01/03 .......................................................    $     190
       50    Newport News Shipbuilding, 9.25%, 12/06/01 ...............................................           53
      400    WCG NoteTrust/Note Corp., 8.25%, 03/15/04 ................................................          408
      100    Kaufman & Broad Home Corp., 7.75%, 10/15/04 ..............................................           95
      100    American Standard, Inc., 7.375%, 04/15/05 ................................................          100
      100    Lear Corp., 7.96%, 05/15/05 ..............................................................           99
      200    Tembec Finance Corp., 9.875%, 09/30/05 ...................................................          205
      150    CSC Holdings, Inc., 9.25%, 11/01/05 ......................................................          153
      105    NTL Incorporated, Inc., 11.50%, 02/01/06 .................................................           55
      125    Lucent Technologies, 7.25%, 07/15/06 .....................................................          101
      150    McLeodusa, Inc., 10.50%, 03/01/07 ........................................................           37
      200    Lyondell Chemical Co., 9.875%, 05/01/07 ..................................................          184
       60    Amphenol Corp., 9.875%, 05/15/07 .........................................................           63
       75    Young Broadcasting, Inc., 8.75%, 06/15/07 ................................................           62
      200    Global Crossings Holding, Ltd., 8.70%, 08/01/07 ..........................................           84
      100    Nortek, Inc., 9.125%, 09/01/07 ...........................................................           92
      200    SC Intl. Services, Inc., 9.25%, 09/01/07 .................................................          156
       40    Magellan Health Services, 9.375%, 11/15/07 ...............................................           41
      115    Omnicare, Inc., 5.00%, 12/01/07 ..........................................................          102
      100    Courtyard by Marriott II, 10.75%, 02/01/08 ...............................................           99
      150    Navistar Intl., 8.00%, 02/01/08 ..........................................................          130
      100    Accuride Corp., 9.25%, 02/01/08 ..........................................................           58
      100    BRL Universal Equipment, 8.875%, 02/15/08 ................................................           99
      100    Manor Care, Inc., 8.00%, 03/01/08 ........................................................          103
      200    Sequa Corp., 8.875%, 04/01/08 ............................................................          166
      100    Advancepcs, 8.50%, 04/01/08 ..............................................................          101
      200    Avista Corp., 9.75%, 06/01/08 ............................................................          210
      100    Nuevo Energy Co., 9.50%, 06/01/08 ........................................................           94
      200    Stewart Enterprises, 10.75%, 07/01/08 ....................................................          212
      100    Mission Energy Holding, 13.50%, 07/15/08 .................................................          101
      250    Equistar Chemical Funding, 10.125%, 09/01/08, 144a .......................................          231
      200    Hanover Equipment Trust, 8.50%, 09/1/08, 144a ............................................          200
      200    Felcor Lodging LP, 9.50%, 09/15/08 .......................................................          171
      125    Federal-Mogul Corp., 7.50%, 01/15/09 .....................................................            9
      100    Integrated Electric Services, 9.375%, 02/01/09 ...........................................           88
      100    Willis Corroon Corp., 9.00%, 02/01/09 ....................................................          103

                           TOUCHSTONE FAMILY OF FUNDS
                                       47

HIGH YIELD FUND (CONTINUED)
=====================================================================================================================
   PAR                                                                                                      MARKET
  VALUE                                                                                                      VALUE
 (000's)     INVESTMENT SECURITIES-- 99.6% (CONTINUED)                                                      (000's)
---------------------------------------------------------------------------------------------------------------------
             CORPORATE BONDS-- 90.8% (CONTINUED)
$      40    SBA Communications Corp., 10.25%, 02/01/09 ...............................................    $      32
      100    California Steel Ind., 8.50%, 04/01/09 ...................................................           87
      200    Susquehanna Media Co., 8.50%, 05/15/09 ...................................................          198
      100    AES Corp., 9.50%, 06/01/09 ...............................................................           88
      125    Schuler Homes, 9.375%, 07/15/09 ..........................................................          118
      100    Allied Waste North America, 10.00%, 08/01/09 .............................................          100
      200    Williams Comm. Group, Inc., 10.875%, 10/01/09 ............................................           83
      100    Primus Telecom Group, 12.75%, 10/15/09 ...................................................           19
      100    Adelphia Comm., 9.375, 11/15/09 ..........................................................           86
      100    Alliance Atlantis Comm., 13.00%, 12/15/09 ................................................          101
      200    Charter Comm. Hlds/Chrt Cap., 10.25%, 01/15/10 ...........................................          192
      200    Level 3 Communications, 11.25%, 03/15/10 .................................................           86
      100    Orion Power Holdings, Inc., 12.00%, 05/01/10 .............................................          128
      200    Flextronics Intl. Ltd., 9.875%, 07/01/10 .................................................          197
      180    Pemex Project FDG Master TR, 9.125%, 10/13/10 ............................................          183
      100    Stone Container Corp., 9.75%, 02/01/11 ...................................................          101
      200    Briggs & Stratton Corp., 8.875%, 03/15/11 ................................................          194
      100    Meritage Corporation, 9.75%, 06/01/11 ....................................................           92
      100    Lone Star Technologies, 9.00%, 06/01/11 ..................................................           78
      100    Macdermid, Inc., 9.125%, 07/15/11 ........................................................           92
      100    Quebecor Media, Inc., 11.125%, 07/15/11, 144a ............................................           99
      210    Crown Castle Intl. Corp., 10.75%, 08/01/11 ...............................................          193
      200    Tyson Foods, Inc., 8.25%, 10/01/11 .......................................................          199
      180    Husky Oil Ltd., 8.90%, 08/15/28 ..........................................................          192
---------                                                                                                  ---------
$   8,430    TOTAL CORPORATE BONDS
---------    (Amortized Cost $8,159) ..................................................................    $   7,393
                                                                                                           ---------

             TOTAL INVESTMENT SECURITIES-- 99.6% (Amortized Cost $8,878) ..............................    $   8,106

             OTHER ASSETS IN EXCESS OF LIABILITIES-- 0.4% .............................................           32
                                                                                                           ---------

             NET ASSETS-- 100.0% ......................................................................    $   8,138
                                                                                                           =========

(A)  Par value is less than 1,000.

See accompanying notes to portfolios of investments and notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS

INTERMEDIATE TERM GOVERNMENT INCOME FUND
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2001

=====================================================================================================================
   PAR                                                                                                      MARKET
  VALUE                                                                                                      VALUE
 (000's)     INVESTMENT SECURITIES-- 99.0%                                                                  (000's)
---------------------------------------------------------------------------------------------------------------------
             U.S. TREASURY OBLIGATIONS-- 18.3%
$   1,500    U.S. Treasury Note, 5.875%, 11/15/04 .....................................................    $   1,608
    1,000    U.S. Treasury Note, 5.75%, 11/15/05 ......................................................        1,076
    2,500    U.S. Treasury Bond, 7.50%, 11/15/16 ......................................................        3,075
      300    U.S. Treasury Bond, 6.125%, 08/15/29 .....................................................          327
---------                                                                                                  ---------
$   5,300    TOTAL U.S. TREASURY OBLIGATIONS (AMORTIZED COST $5,662) ..................................    $   6,086
---------                                                                                                  ---------

             U.S. GOVERNMENT AGENCY OBLIGATIONS-- 38.0%
$   1,035    FAMC Discount Note, 10/01/01 .............................................................    $   1,035
    3,000    FNMA, 6.75%, 08/15/02 ....................................................................        3,110
    2,000    FNMA, 6.25%, 11/15/02 ....................................................................        2,081
    2,000    FNMA Notes, 6.06%, 02/03/06 ..............................................................        2,068
    1,000    FNMA, 5.25%, 06/15/06 ....................................................................        1,041
    1,000    FNMA, 7.125%, 03/15/07 ...................................................................        1,129
    2,000    FNMA Notes, 6.96%, 09/05/12 ..............................................................        2,192
---------                                                                                                  ---------
$  12,035    TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Amortized Cost $12,132) ........................    $  12,656
---------                                                                                                  ---------

             MORTGAGE BACKED SECURITIES-- 42.7%
$   2,626    FNMA #381464, 6.11%, 04/01/09 ............................................................    $   2,738
    1,975    FNMA, DUS #566832, 6.50%, 06/01/16 .......................................................        2,037
      800    FHLMC CMO 2340 EC, 6.00%, 03/15/25 .......................................................          812
    1,345    GNMA #455136, 7.00%, 06/15/28 ............................................................        1,393
    1,614    FHLMC #C19286, 6.00%, 12/01/28 ...........................................................        1,619
    1,075    FNMA #569874, 8.00%, 07/16/31 ............................................................        1,128
    2,484    FNMA #253894, 6.50%, 07/16/31 ............................................................        2,527
    1,973    FNMA #579459, 6.00%, 07/16/31 ............................................................        1,968
---------                                                                                                  ---------
$  13,892    TOTAL MORTGAGE BACKED SECURITIES (Amortized Cost $13,857) ................................    $  14,222
---------                                                                                                  ---------

             TOTAL INVESTMENT SECURITIES-- 99.0% (Amortized Cost $31,651) .............................    $  32,964

             OTHER ASSETS IN EXCESS OF LIABILITIES-- 1.0% .............................................          334
                                                                                                           ---------

             NET ASSETS-- 100.0% ......................................................................    $  33,298
                                                                                                           =========

See accompanying notes to portfolios of investments and notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS

NOTES TO PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2001
================================================================================

A.   REPURCHASE AGREEMENTS

Repurchase agreements are fully collateralized by U.S. Government obligations.

B.   VARIABLE RATE DEMAND NOTES

A variable rate demand note is a security payable on demand at par whose terms provide for the periodic readjustment of its interest rate on set dates and which, at any time, can reasonably be expected to have a market value that approximates its par value. The interest rates shown represent the effective rates as of the report date. The dates shown represent the scheduled maturity dates.

C.   ADJUSTABLE RATE U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES

Adjustable  rate  U.S.   Government   agency   mortgage-backed   securities  are
mortgage-related securities created from pools of adjustable rate mortgages which are issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities. Such adjustable rate mortgage securities have interest rates that reset at periodic intervals based on a specified interest rate index. The interest rates shown represent the effective rates as of the report date. The dates shown represent the scheduled maturity date.

PORTFOLIO ABBREVIATIONS:

BANS - Bond Anticipation Notes
CMO - Collaterized Mortgage Obligation
COP - Certificates of Participation
CSD - City School District
DUS - Delegated Underwriting and Servicing
EDA - Economic Development Revenue
FAMC - Federal Agricultural Mortgage Corporation
FFCB - Federal Farm Credit Bank
FHLB - Federal Home Loan Bank
FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
GNMA - Government National Mortgage Association
GO - General Obligation
HFA - Housing Finance Authority
IDR - Industrial Development Revenue
MFA - Multi-Family Authority
MFH - Multi-Family Housing
SLMA - Student Loan Marketing Association

                           TOUCHSTONE FAMILY OF FUNDS

REPORT OF INDEPENDENT AUDITORS
================================================================================

The Board of Trustees and Shareholders of the Touchstone Investment Trust

We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments, of Touchstone Investment Trust (comprised of Short Term Government Income Fund, Institutional Government Income Fund, Money Market Fund, Bond Fund, High Yield Fund and Intermediate Term Government Income Fund) (the Funds) as of September 30, 2001, and the related statements of operations for the year then ended, and for the Short Term Government Income Fund, Institutional Government Income Fund, Money Market Fund and Intermediate Term Government Income Fund the related statements of changes in net assets and the financial highlights for the two periods then ended, and for the Bond Fund the related statements of changes in net assets and the financial highlights for the year ended September 30, 2001, for the period from January 1, 2000 to September 30, 2000, and for the year ended December 31, 1999, and for the High Yield Fund the related statements of changes in net assets and the financial highlights for the year ended September 30, 2001 and for the period from May 1, 2000 to September 30, 2000. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights presented herein for each of the three years ended September 30, 1999 for the Short Term Government Fund, Institutional Government Income Fund, and Intermediate Government Income Fund and the financial highlights presented herein for the Money Market Fund for the two years ended September 30, 1999, the one-month period ended September 30, 1997 and the year ended August 31, 1997 were audited by other auditors whose report dated October 27, 1999 expressed an unqualified opinion. The Bond Fund financial highlights presented for each of the three years in the period ended December 31, 1998 were audited by other auditors whose report dated February 18, 1999 expressed an unqualified opinion.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2001, by correspondence with the custodian and others. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios comprising Touchstone Investment Trust at September 30, 2001, and the results of operations for the year then ended, and for the Short Term Government Income Fund, Institutional Government Income Fund, Money Market Fund and Intermediate Term Government Income Fund the changes in their net assets and the financial highlights for each of the two years then ended, and for the Bond Fund the changes in its net assets and its financial highlights for the year ended September 30, 2001, the period from January 1, 2000 to September 30, 2000, and for the year ended December 31, 1999 and for the High Yield Fund the changes in its net assets and its financial highlights for the year ended September 30, 2001 and the period from May 1, 2000 to September 30, 2000, are in conformity with accounting principles generally accepted in the United States.

Cincinnati, Ohio                        /s/ Ernst & Young LLP
November 9, 2001

                           TOUCHSTONE FAMILY OF FUNDS

Item 23.          Exhibits
-------           --------
    (a)(i)           ARTICLES OF INCORPORATION
                     Registrant's Restated Agreement and Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 68, is hereby incorporated by reference.

       (ii) Amendment No. 1, dated December 8, 1994, to Registrant's Restated Agreement and Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 68, is hereby incorporated by reference.

       (iii) Amendment No. 2, dated January 31, 1995, to Registrant's Restated Agreement and Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 68, is hereby incorporated by reference.

       (iv) Amendment No. 3, dated February 28, 1997, to Registrant's Restated Agreement and Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 74, is hereby incorporated by reference.

       (v) Amendments dated March 16, 2000 to Registrant's Restated Agreement and Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 75, is hereby incorporated by reference.

       (vi) Amendment dated April 6, 2000 to Registrant's Restated Agreement and Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 75 is hereby incorporated by reference.

       (vii) Amendment dated September 21, 2000 to Registrant's Restated Agreement and Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 75 is hereby incorporated by reference.

       (viii) Amendment dated March 27, 2001 to Registrant's Restated Agreement and Declaration of Trust is filed herewith.

    (b)(i)           BYLAWS
                     Registrant's Bylaws, as amended, which were filed as an Exhibit to Registrant's Post-Effective Amendment No. 66, are hereby incorporated by reference.

       (ii) Amendment to Bylaws adopted on January 10, 1984, which were filed as an Exhibit to Registrant's Post-Effective Amendment No. 68, are hereby incorporated by reference.

  (c)                INSTRUMENTS DEFINING THE RIGHTS OF SECURITY HOLDERS

                     Article IV of Registrant's Restated Agreement and Declaration of Trust provides the following rights for security holders:

                     LIQUIDATION.   In event of the liquidation or
                     dissolution of the Trust, the Shareholders of each Series that has been established and designated shall be entitled to receive, as a Series, when and as declared by the Trustees, the excess of the assets belonging to that Series over the liabilities belonging to that Series. The assets so distributable to the Shareholders of any particular Series shall be distributed among such Shareholders in proportion to the number of Shares of that Series held by them and recorded on the books of the Trust.

                     VOTING. All shares of all Series shall have "equal voting rights" as such term is defined in the Investment Company Act of 1940 and except as otherwise provided by that Act or rules, regulations or orders promulgated thereunder. On each matter submitted to a vote of the Shareholders, all shares of each Series shall vote as a single class except as to any matter with respect to which a vote of all Series voting as a single series is required by the 1940 Act or rules and regulations promulgated thereunder, or would be required under the Massachusetts Business Corporation Law if the Trust were a Massachusetts business corporation. As to any matter which does not affect the interest of a particular Series, only the holders of Shares of the one or more affected Series shall be entitled to vote.

                     REDEMPTION BY SHAREHOLDER. Each holder of Shares of a particular Series shall have the right at such times as may be permitted by the Trust, but no less frequently than once each week, to require the Trust to redeem all or any part of his Shares of that Series at a redemption price equal to the net asset value per Share of that Series next determined in accordance with subsection (h) of this Section 4.2 after the Shares are properly tendered for redemption.

                     Notwithstanding the foregoing, the Trust may postpone payment of the redemption price and may suspend the right of the holders of Shares of any Series to require the Trust to redeem Shares of that Series during any period or at any time when and to the extent permissible under the 1940 Act, and such redemption is conditioned upon the Trust having funds or property legally available therefor.

                     TRANSFER. All Shares of each particular Series shall be transferable, but transfers of Shares of a particular Series will be recorded on the Share transfer records of the Trust applicable to that Series only at such times as Shareholders shall have the right to require the Trust to redeem Shares of that Series and at such other times as may be permitted by the Trustees.

                     Article V of Registrant's Restated Agreement and Declaration of Trust provides the following rights for security holders:

                     VOTING POWERS. The Shareholders shall have power to vote only (i) for the election or removal of Trustees as provided in Section 3.1, (ii) with respect to any contract with a Contracting Party as provided in Section 3.3 as to which Shareholder approval is required by the 1940 Act, (iii) with respect to any termination or reorganization of the Trust or any Series to the extent and as provided in Sections 7.1 and 7.2,
                     (iv) with respect to any amendment of this Declaration of Trust to the extent and as provided in Section 7.3,
                     (v) to the same extent as the stockholders of a Massachusetts business corporation as to whether or not a court action, proceeding or claim should or should not be brought or maintained derivatively or as a class action on behalf of the Trust or the Shareholders, and
                     (vi) with respect to such additional matters relating to the Trust as may be required by the 1940 Act, this Declaration of Trust, the Bylaws or any registration of the Trust with the Commission (or any successor agency) in any state, or as the Trustees may consider necessary or desirable. There shall be no cumulative voting in the election of any Trustee or Trustees. Shares may be voted in person or by proxy.

      (d)            INVESTMENT ADVISORY CONTRACTS

         (i) Investment Advisory Agreement between Touchstone Advisors, Inc. and Touchstone Investment Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 75 is hereby incorporated by reference.

         (ii) Sub-Advisory Agreement between Fort Washington Investment Advisors, Inc. and Touchstone Advisors, Inc. for the High Yield Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 75 is hereby incorporated by reference.

         (iii) Sub-Advisory Agreement between Fort Washington Investment Advisors, Inc. and Touchstone Advisors, Inc. for the
                     Bond Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 75 is hereby incorporated by reference.

         (iv) Sub-Advisory Agreement between Fort Washington Investment Advisors, Inc. and Touchstone Advisors, Inc. for the Intermediate Term Government Income Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 75 is hereby incorporated by reference.

         (v) Sub-Advisory Agreement between Fort Washington Investment Advisors, Inc. and Touchstone Advisors, Inc. for the Short Term Government Income Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 75 is incorporated by reference.

         (vi) Sub-Advisory Agreement between Fort Washington Investment Advisors, Inc. and Touchstone Advisors, Inc. for the Money Market Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 75 is incorporated by reference.

        (vii) Sub-Advisory Agreement between Fort Washington Investment Advisors, Inc. and Touchstone Advisors, Inc. for the Institutional Government Income Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 75 is incorporated by reference.

     (e)           UNDERWRITING CONTRACTS
         (i) Distribution Agreement with Touchstone Securities, Inc., is filed herewith.

         (ii)      Form of Underwriter's Dealer Agreement is filed herewith.


      (f)          BONUS OR PROFIT SHARING CONTRACTS
                   Touchstone Trustee Deferred Compensaton Plan, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 76 is hereby incorporated by reference.

      (g)          CUSTODIAN AGREEMENTS
         (i) Custody Agreement with The Fifth Third Bank, the Custodian for the Short Term Government Income Fund, the Intermediate Term Government Income Fund, the Institutional Government Income Fund, the Money Market Fund and the High Yield Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 68, is hereby incorporated by reference.

        (ii) Custody Agreement with Investors Bank & Trust Company, the Custodian for the Bond Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 75, is hereby incorporated by reference.

        (iii) Delegation Agreement with Investors Bank & Trust Company, the Custodian for the Bond Fund is filed herewith.


      (h)          OTHER MATERIAL CONTRACTS
          (i) Registrant's Accounting and Pricing Services Agreement is filed herewith.

         (ii) Registrant's Amended Transfer, Dividend Disbursing, Shareholder Service and Plan Agency Agreement is filed herewith.

         (iii) Administration Agreement between Touchstone Advisors, Inc. and Integrated Fund Services, Inc., which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 75 is incorporated by reference.

         (iv) Administration Agreement with Investors Bank & Trust Company, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 75 is incorporated by reference.

         (v) Allocation Agreement providing for the allocation of proceeds received under the joint Fidelity Bond, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 75 is incorporated by reference.

         (vi)      Expense Limitation Agreement, as amended, is filed herewith.

        (vii) Sponsor Agreement for the Bond Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 75 is incorporated by reference.

      (i)         LEGAL OPINION
                  Opinion and Consent of Counsel, which was filed as an Exhibit to Registrant's Pre-Effective Amendment No. 1, is hereby incorporated by reference.

      (j)         OTHER OPINIONS
                  Consent of Independent Auditors is filed herewith.

      (k)         OMITTED FINANCIAL STATEMENTS
                  None.

      (l)         INITIAL CAPITAL AGREEMENTS
                  None.

      (m)         RULE 12B-1 PLAN
           (i) Registrant's Plan of Distribution Pursuant to Rule 12b-1 for Class A Shares, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 70, is hereby incorporated by reference.

          (ii) Registrant's Plan of Distribution Pursuant to Rule 12b-1 for Class C Shares, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 70, is hereby incorporated by reference.

          (iii) Registrant's Plan of Distribution Pursuant to Rule 12b-1 for Class B Shares is filed herewith.

          (iv) Form of Administration Agreement for the administration of shareholder accounts is filed herewith.

      (n)         RULE 18f-3 PLAN
                  Amended Rule 18f-3 Plan Adopted with Respect to the Multiple Class Distribution System, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 65, is hereby incorporated by reference.

     (p)          CODE OF ETHICS
           (i) Registrant's Code of Ethics, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 75 is incorporated by reference.

           (ii) Code of Ethics for Touchstone Advisors, Inc., which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 75 is incorporated by reference.

           (iii) Code of Ethics for Touchstone Securities, Inc., which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 75 is incorporated by reference.

           (iv) Code of Ethics for Fort Washington Investment Advisors, Inc., which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 75 is incorporated by reference.

Item 24.          Persons Controlled by or Under Common Control with the
-------           Registrant
                  -------------------------------------------------------
                  None

Item 25.          INDEMNIFICATION
-------           ---------------
         (a)      Article  VI  of  the Registrant's  Restated   Agreement  and
                  Declaration of Trust provides for indemnification of officers and Trustees as follows:

                  Section 6.4 Indemnification of Trustees, Officers, etc.
                  ----------- ------------------------------------------
                  The Trust shall indemnify each of its Trustees and officers, including persons who serve at the Trust's request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise, and including persons who served as directors or officers of Midwest Income Investment Company (hereinafter referred to as a "Covered Person") against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants' and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, director or trustee, and except that no Covered Person shall be indemnified against any liability to the Trust or its Shareholders to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office ("disabling conduct"). Anything herein contained to the contrary notwithstanding, no Covered Person shall be indemnified for any liability to the Trust or its Shareholders to which such Covered Person would otherwise be subject unless
                  (1) a final decision on the merits is made by a court or other body before whom the proceeding was brought that the Covered Person to be indemnified was not liable by reason of disabling conduct or, (2) in the absence of such a decision, a reasonable determination is made, based upon a review of the facts, that the Covered Person was not liable by reason of disabling conduct, by (a) the vote of a majority of a quorum of Trustees who are neither "interested persons" of the Company as defined in the Investment Company Act of 1940 nor parties to the proceeding ("disinterested, non-party Trustees"), or (b) an independent legal counsel in a written opinion.

                  Section 6.5  Advances of Expenses.
                  -----------  --------------------
                  The Trust shall advance attorneys' fees or other expenses incurred by a Covered Person in defending a proceeding, upon the undertaking by or on behalf of the Covered Person to repay the advance unless it is ultimately determined that such Covered Person is entitled to indemnification, so long as one of the following conditions is met: (i) the Covered Person shall provide security for his undertaking, (ii) the Trust shall be insured against losses arising by reason of any lawful advances, or (iii) a majority of a quorum of the disinterested non-party Trustees of the Trust, or an independent legal counsel in a written opinion, shall determine, based on a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the Covered Person ultimately will be found entitled to indemnification.

                  Section 6.6  Indemnification Not Exclusive, etc.
                  -----------  -----------------------------------
                  The right of indemnification provided by this Article VI shall not be exclusive of or affect any other rights to which any such Covered Person may be entitled. As used in this Article VI, "Trust" shall include Midwest Income Investment Company, "Covered Person" shall include such person's heirs, executors and administrators, an "interested Covered Person" is one against whom the action, suit or other proceeding in question or another action, suit or other proceeding on the same or similar grounds is then or has been pending or threatened, and a "disinterested" person is a person against whom none of such actions, suits or other proceedings or another action, suit or other proceeding on the same or similar grounds is then or has been pending or threatened. Nothing contained in this article shall affect any rights to indemnification to which personnel of the Trust, other than Trustees and officers, and other persons may be entitled by contract or otherwise under law, nor the power of the Trust to purchase and maintain liability insurance on behalf of any such person.

         (b) The Registrant maintains a mutual fund advisory professional and directors and officers liability policy. The policy provides coverage to the Registrant, its trustees and officers, Touchstone Advisors, Inc., in its capacity as investment advisor and Fort Washington Investment Advisors, Inc., in its capacity as sub-advisor and Touchstone Securities, Inc., in its capacity as principal underwriter. Coverage under the policy includes losses by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty. The Registrant may not pay for insurance which protects the Trustees and officers against liabilities rising from action involving willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their offices.

                  The Advisory Agreement provides that the Advisor and any of its affiliates, directors, officers and employees shall not be liable for any act or omission in the course of rendering services to the Registrant or for any losses sustained in the purchase, holding or sale of any security, except a loss resulting from willful misfeasance, bad faith, gross negligence or reckless disregard of the Advisor in the performance of its duties under the Agreement. Registrant will advance attorneys' fees or other expenses incurred by the Advisor in defending a proceeding, upon the undertaking by or on behalf of the Advisor to repay the advance unless it is ultimately determined that the Advisor is entitled to indemnification.

                  The Sub-Advisory Agreements provide that the Sub-Advisor and any of its affiliates, directors, officers and employees shall not be subject to liability to the Adviser, the Registrant, or to any shareholder for any act or omission in the course of, or connected with, rendering services hereunder or for any loss in the purchase, holding or sale of any security, except a loss resulting from willful misfeasance, bad faith, gross negligence or the reckless disregard of the obligations and duties of the Sub-Advisor.


Item 26.       BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER AND SUB-
               ADVISOR
               ----------------------------------------------------------------
          A. TOUCHSTONE ADVISORS, INC. (the "Advisor") is a registered investment adviser which provides investment advisory services to the Funds. The Advisor also serves as the investment adviser to
               Touchstone Tax-Free  Trust,   Touchstone Strategic Trust  and
               Touchstone   Variable   Series  Trust,   registered   investment
               companies.

               The following list sets forth the business and other connections of the directors and executive officers of the Advisor. Unless otherwise noted, the address of the corporations listed below is 221 E. Fourth Street Street, Cincinnati, Ohio 45202.

               (1)  Jill T. McGruder, President and a Director of the Advisor.

                    (a)  President and a Director of Fort Washington  Brokerage
                         Services,   Inc.,  a  broker-dealer.

                    (b) A Director of Capital Analysts Incorporated, 3 Radnor Corporate Center, Radnor, PA, an investment adviser and broker-dealer, IFS Fund Distributors, Inc., a broker-dealer and Integrated Fund Services, Inc., a transfer agent.

                    (c) President, Chief Executive Officer and a Director of IFS Financial Services, Inc., a holding company and Touchstone Securities, Inc., a broker-dealer.

                    (d) President and a Director of IFS Agency Services, Inc., an insurance agency, IFS Insurance Agency, Inc., an insurance agency and IFS Systems, Inc., an information systems provider, 400 Broadway, Cincinnati, Ohio.

                    (e) Senior Vice President of The Western-Southern Life Insurance Company, 400 Broadway, Cincinnati, Ohio, an insurance company.

                    (f) President and Trustee of Touchstone Strategic Trust, Touchstone Investment Trust, Touchstone Tax-Free Trust and Touchstone Variable Series Trust.

               (2)  Edward S. Heenan, Vice President & Comptroller of the
                    Advisor

                    (a)  Director, Vice President & Comptroller of IFS Financial
                         Services,   Inc.,  IFS  Agency   Services,   Inc.,  IFS
                         Insurance Agency, Inc. and IFS Systems, Inc.

                    (b)  Director and Controller of Touchstone Securities, Inc.

               (3)  Patricia J. Wilson, Chief Compliance Officer of the Advisor

                    (a)  Chief Compliance Officer of Touchstone Securities, Inc.

               (4) Donald J. Wuebbling, Director/Chief Legal Officer of the Advisor

                    (a) Director of Touchstone Securities, Inc., IFS Agency Services, Inc., IFS Insurance Agency, Inc. and IFS Systems, Inc.

                    (b) Vice President and General Counsel of The Western and Southern Life Insurance Company

                    (c) Secretary of Fort Washington Investment Advisors, Inc., 420 E. Fourth Street, Cincinnati, OH 45202 and IFS Financial Services, Inc.

               (5)  William F. Ledwin, a Director of the Advisor

                    (a) A Director of Fort Washington Brokerage Services, Inc., Integrated Fund Services, Inc., IFS Fund Distributors, Inc., Touchstone Advisors, Inc., IFS Agency Services, Inc., Capital Analysts Incorporated, IFS Insurance Agency, Inc., Touchstone Securities, Inc., IFS Financial Services, Inc., IFS Systems, Inc. and Eagle Realty Group, Inc., 421 East Fourth Street, a real estate brokerage and management service provider.

                    (b) President and a Director of Fort Washington Investment Advisors, Inc.

                    (c)  Vice President and Chief Investment Officer of Columbus
                         Life  Insurance   Company,   400  East  Fourth  Street,
                         Cincinnati, OH., a life insurance company.

                    (d) Senior Vice President and Chief Investment Officer of The Western-Southern Life Insurance Company.

               (6)   Richard K. Taulbee, Vice President of the Advisor

                    (a) Vice President of IFS Financial Services, Inc., IFS Agency Services, Inc., IFS Insurance Agency, Inc., IFS Systems, Inc. and Touchstone Securities, Inc.

                    (b)  Assistant  Treasurer  of  Fort  Washington   Investment
                         Advisors, Inc.

               (7)  James J. Vance, Vice President & Treasurer of the Advisor

                    (a) Vice President & Treasurer of The Western and Southern Life Insurance Company, Fort Washington Investment Advisors, Inc., IFS Financial Services, Inc., IFS Agency Services, Inc., IFS Insurance Agency, Inc., IFS Systems, Inc. and Touchstone Securities, Inc.

                    (b)  Assistant   Treasurer  of  Fort  Washington   Brokerage
                         Services, Inc., Integrated Fund Services, Inc. and IFS Fund Distributors, Inc.

                    (c)   Treasurer of Touchstone Variable Series Trust

               (8)  Terrie A. Wiedenheft - Chief Financial Officer of the
                    Advisor

                    (a) Senior Vice President, Chief Financial Officer and Treasurer of Integrated Fund Services, Inc., IFS Fund Distributors, Inc. and Fort Washington Brokerage Services, Inc.

                    (b) Chief Financial Officer of IFS Financial Services, Inc. and Touchstone Securities, Inc.

                    (c)  Assistant  Treasurer  of  Fort  Washington   Investment
                         Advisors, Inc.

                    (d) Controller of Touchstone Investment Trust, Touchstone Tax-Free Trust, Touchstone Strategic Trust and Touchstone Variable Series Trust.

               (9)  James N. Clark, A Director of the Advisor

                    (a) A Director of IFS Financial Services, Inc., IFS
                        Insurance Agency, Inc. and IFS Systems, Inc.

               (10)  Robert F. Morand, Secretary of the Advisor

                     (a) Secretary of Touchstone Securities, Inc., IFS Agency
                         Services, Inc., IFS Insurance Agency, Inc. and IFS Systems, Inc.

                     (b) Assistant Secretary of IFS  Financial Services, Inc.
                         and Touchstone Advisors, Inc.

               (11)   Don W. Cummings, Vice President of the Advisor

                     (a) Chief Financial Officer of Integrity Life Insurance* 515 West Market Streeet, Louisville, Kentucky

               (12)   Kevin L. Howard, Vice President of the Advisor

                     (b) Vice President and General Counsel of Integrity Life Insurance

          B.   FORT WASHINGTON INVESTMENT ADVISORS, INC.("Ft.  Washington") is a
               registered   investment   adviser  which  provides   sub-advisory
               services to the Funds. Ft. Washington also serves as the Sub-Advisor to Touchstone Tax-Free Trust and certain series of Touchstone Strategic Trust and Touchstone Variable Series Trust. Ft. Washington also provides investment advice to institutional and individual clients.

               The following list sets forth the business and other connections of the directors and executive officers of Ft. Washington.

               (1)  William  F.  Ledwin,   President   and  a  director  of  Ft.
                    Washington - See biography above

               (2)  John F. Barrett, a Director of Ft. Washington

                    (a) President and Chief Executive Officer of The Western and Southern Life Insurance Company

                    (b)  Trustee of Touchstone Variable Series Trust

               (3)  James  J.  Vance,   Vice  President  and  Treasurer  of  Ft.
                    Washington -  See biography above

               (4) Rance G. Duke, Vice President and Senior Portfolio Manager of Ft. Washington

                    (a) Second Vice President and Senior Portfolio Manager of The Western and Southern Life Insurance Company

               (5) John C. Holden, Vice President and Senior Portfolio Manager of Ft. Washington

               (6)  Charles  E.   Stutenroth   IV,  Vice  President  and  Senior
                    Portfolio Manager of Ft. Washington

               (7) Brendan M. White, Vice President and Senior Portfolio Manager of Ft. Washington

               (8)  John J. Goetz, Vice President of Ft. Washington

               (9) Robert H. Leshner, Managing Director of Ft. Washington

               (10) James A. Markley, Managing Director of Ft. Washington

               (11) Roger M. Lanham - Vice President of Ft. Washington

               (12) Augustine  A.  Long,  Managing  Director,  Marketing  of Ft.
                    Washington

               (13) John J. O'Connor, Vice President of Ft. Washington

               (14) Timothy J. Policinksi, Vice President and Senior Portfolio
                    Manager of Ft. Washington

                    (i) Vice President - Public Bond Manager of Lincoln
                        Investment Management, Ft. Wayne, Indiana, until June
                        2001

               (15) Daniel J. Carter, Assistant Portfolio Manager - Fixed Income
                    of Ft. Washington

                    (i) Securities Analyst at Ohi Casulaty Group until 2000.

               (16) Michele Hawkins - Compliance Officer

               (17) Kenneth Ryan - Assistant Vice President - Director of
                    Operations

               (18)  Donald J. Wuebbling - Secretary

Item 27        Principal Underwriters
-------        ----------------------
               (a) Touchstone Securities, Inc. also acts as underwriter for Touchstone Strategic Trust, Touchstone Tax-Free Trust and Touchstone Variable Series Trust. Unless otherwise noted, the address of the persons named below is 221 East Fourth Street, Cincinnati, Ohio 45202. *The address is 420 East Fourth Street, Cincinnati, Ohio 45202. **The address is 400 Broadway, Cincinnati, Ohio 45202. ***The address is 515 West Market Street, Louisville, Kentucky 40202.

                                           POSITION            POSITION
                                             WITH                 WITH
               (b)  NAME                   UNDERWRITER         REGISTRANT
                    -----                  -----------         ----------
                    Jill T. McGruder       President/Director  President/
                                                               Trustee

                    William F. Ledwin*     Director            None


                    Patricia J. Wilson     Chief Compliance    None
                                           Officer

                    Richard K. Taulbee**   Vice President      None


                    James J. Vance**       Vice President      None
                                           & Treasurer

                    Edward S. Heenan**     Controller/Director None

                    Robert F. Morand**     Secretary           None

                    Terrie A. Wiedenheft   Chief Financial     Controller
                                           Officer

                    Don W. Cummings***     Vice President      None


            (c)     None

Item 28.            LOCATION OF ACCOUNTS AND RECORDS
-------             --------------------------------
                     Accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder will be maintained by the Registrant.

Item 29.            MANAGEMENT SERVICES NOT DISCUSSED IN PART A OR PART B
-------             -----------------------------------------------------
                     None.

Item 30.            UNDERTAKINGS
-------             ------------

           (a) Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the provisions of Massachusetts law and the Agreement and Declaration of Trust of the Registrant or the Bylaws of the Registrant, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or
                    controlling   person   of  the   Registrant   in  the
                    successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling
                    person  in  connection  with  the  securities   being
                    registered,   the  Registrant  will,  unless  in  the
                    opinion of its counsel the matter has been settled by
                    controlling   precedent,   submit   to  a  court   of
                    appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

            (b) Within five business days after receipt of a written application by shareholders holding in the aggregate at least 1% of the shares then outstanding or shares then having a net asset value of $25,000, whichever is less, each of whom shall have been a shareholder for at least six months prior to the date of application (hereinafter the "Petitioning Shareholders"), requesting to communicate with other shareholders with a view to obtaining signatures to a request for a meeting for the purpose of voting upon removal of any Trustee of the Registrant, which application shall be accompanied by a form of communication and request which such Petitioning Shareholders wish to transmit, Registrant will:

                       (i) provide such  Petitioning  Shareholders  with
                    access to a list of the names and addresses of all shareholders of the Registrant; or

                       (ii) inform such Petitioning  Shareholders of the
                    approximate number of shareholders and the estimated costs of mailing such communication, and to undertake such mailing promptly after tender by such Petitioning Shareholders to the Registrant of the material to be mailed and the reasonable expenses of such mailing.

                                   SIGNATURES
                                   ----------

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Cincinnati, State of Ohio, on the 30th day of January, 2002.

                                             TOUCHSTONE INVESTMENT TRUST


                                              By:/s/ Tina D. Hosking
                                                 ---------------------------
                                                 Tina D. Hosking
                                                 Attorney-in-Fact

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the 30th day of January, 2002.


/s/ JIll T. McGruder
-------------------------              President
JILL T. McGRUDER                       and Trustee


/s/ Scott A. Englehart
-------------------------              Treasurer
SCOTT A. ENGLEHART


* WILLIAM O. COLEMAN                   Trustee
----------------------

* PHILLIP R. COX                       Trustee
----------------------

* H. JEROME LERNER                     Trustee
----------------------

* ROBERT H. LESHNER                    Trustee
----------------------

* OSCAR P. ROBERTSON                   Trustee
----------------------

* NELSON SCHWAB, JR.                   Trustee
----------------------

* ROBERT E. STAUTBERG                  Trustee
----------------------

* J. LELAND BREWSTER                   Trustee
----------------------


  By /s/ Tina D. Hosking
    --------------------------
    Tina D. Hosking
   *Attorney-in-Fact
    January 30, 2002

                  EXHIBIT INDEX

1.  Amendment to Registrant's Restated Agreement and Declaration of Trust

2.  Distribution Agreement with Touchstone Securities, Inc.

3.  Form of Underwriter's Dealer Agreement

4.  Delegation Agreement with Investor's Bank & Trust Company

5.  Accounting and Pricing Services Agreement with Integrated Fund Services,
    Inc.

6. Transfer, Dividend Disbursing, Shareholder Service and Plan Agency Agreement with Integrated Fund Services, Inc.

7.  Expense Limitation Agreement, as amended

8.  Consent of Independent Auditors

9.  Plan of Distribution for Class B shares

10. Form of Administration Agreement for the administration of shareholder accounts